NYLIM VP Balanced Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 28.9%
Asset-Backed Securities 0.3%
Other Asset-Backed Securities 0.3%
Invesco US CLO Ltd.
Series 2024-3A, Class A
5.178% (3 Month SOFR + 1.51%), due 7/20/37 (a)(b)	$ 444,444	$ 444,239
Point Broadband Funding LLC
Series 2025-1A, Class A2
5.336%, due 7/20/55 (a)	300,000	300,221
Store Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	237,961	223,409
		967,869
Total Asset-Backed Securities (Cost $984,579)		967,869
Corporate Bonds 8.5%
Agriculture 0.1%
Altria Group, Inc.
2.45%, due 2/4/32	285,000	250,085
Auto Manufacturers 0.5%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	255,000	258,943
Ford Motor Credit Co. LLC
5.73%, due 9/5/30	500,000	499,495
5.875%, due 11/7/29	245,000	248,060
Hyundai Capital America
4.875%, due 6/23/27 (a)	515,000	517,073
Volkswagen Group of America Finance LLC
4.85%, due 9/11/30 (a)	280,000	277,440
		1,801,011
Banks 2.0%
Banco Bilbao Vizcaya Argentaria SA
5.127%, due 3/3/36	200,000	194,543
Bank of America Corp. (c)
1.734%, due 7/22/27	815,000	808,191
5.518%, due 10/25/35	300,000	299,993
Barclays plc
4.521%, due 2/24/32 (c)	255,000	249,414
BNP Paribas SA
5.786%, due 1/13/33 (a)(c)	365,000	377,053
Citizens Financial Group, Inc.
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (b)	300,000	297,299
Deutsche Bank AG
4.469%, due 12/10/31 (c)	515,000	506,365

	Principal Amount	Value
Corporate Bonds
Banks
Goldman Sachs Group, Inc. (The) (c)
4.516%, due 1/21/32	$ 790,000	$ 778,025
5.065%, due 1/21/37	140,000	136,874
HSBC Holdings plc
7.39%, due 11/3/28 (c)	395,000	411,737
Huntington Bancshares, Inc.
4.623%, due 1/28/32 (c)	305,000	300,549
M&T Bank Corp.
6.082%, due 3/13/32 (c)(d)	285,000	298,761
Morgan Stanley (c)
Series I
4.356%, due 10/22/31	235,000	230,297
Series I
4.892%, due 10/22/36	140,000	135,339
Morgan Stanley Private Bank NA
4.734%, due 7/18/31 (c)	265,000	264,179
PNC Financial Services Group, Inc. (The)
6.615%, due 10/20/27 (c)	420,000	424,835
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	250,000	247,854
UBS Group AG
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (a)(b)	265,000	270,719
Wells Fargo & Co.
4.97%, due 4/23/29 (c)	445,000	448,858
		6,680,885
Beverages 0.0% ‡
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	120,000	118,751
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28	240,000	243,517
Chemicals 0.1%
Dow Chemical Co. (The)
4.80%, due 1/15/31 (d)	305,000	301,192
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	315,000	309,280
Computers 0.1%
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	200,000	199,006

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 0.5%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	$ 425,000	$ 424,161
Ally Financial, Inc.
5.548%, due 7/31/33 (c)	305,000	299,595
Capital One Financial Corp.
6.183%, due 1/30/36 (c)	255,000	259,374
Equitable America Global Funding
4.95%, due 6/9/30 (a)	450,000	449,511
Synchrony Financial
5.45%, due 3/6/31 (c)	250,000	249,793
		1,682,434
Electric 1.5%
Arizona Public Service Co.
5.55%, due 8/1/33	320,000	328,164
Duke Energy Carolinas LLC
4.95%, due 1/15/33	160,000	162,416
Duke Energy Corp.
4.50%, due 8/15/32	130,000	127,952
Duke Energy Florida LLC
4.20%, due 12/1/30	150,000	148,353
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	60,000	61,308
5.30%, due 6/15/35	550,000	557,206
Entergy Arkansas LLC
5.15%, due 1/15/33	170,000	172,881
Entergy Louisiana LLC
5.15%, due 9/15/34	290,000	292,125
Florida Power & Light Co.
5.05%, due 4/1/28	500,000	508,347
Georgia Power Co.
4.65%, due 5/16/28	585,000	589,531
National Rural Utilities Cooperative Finance Corp.
4.30%, due 12/10/30	255,000	252,061
Pacific Gas and Electric Co.
5.45%, due 6/15/27	310,000	313,082
6.10%, due 1/15/29	180,000	186,261
6.40%, due 6/15/33	90,000	95,518
PECO Energy Co.
4.90%, due 6/15/33	235,000	236,514
Public Service Co. of Oklahoma
5.45%, due 1/15/36	245,000	246,572
Southern California Edison Co.
5.30%, due 3/1/28	300,000	304,183
Southern Co. (The)
5.70%, due 10/15/32	90,000	94,088
Virginia Electric and Power Co.
5.05%, due 8/15/34	290,000	289,605

	Principal Amount	Value
Corporate Bonds
Electric
Xcel Energy, Inc.
5.50%, due 3/15/34	$ 220,000	$ 223,639
		5,189,806
Electronics 0.1%
Amphenol Corp.
5.00%, due 1/15/35	285,000	284,638
Gas 0.2%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	410,000	363,737
National Fuel Gas Co.
2.95%, due 3/1/31	330,000	299,992
Southwest Gas Corp.
5.45%, due 3/23/28	170,000	173,118
		836,847
Healthcare-Services 0.1%
HCA, Inc.
3.625%, due 3/15/32	210,000	195,152
Insurance 0.4%
GA Global Funding Trust
5.40%, due 1/13/30 (a)	510,000	510,472
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	330,000	334,799
RGA Global Funding
6.00%, due 11/21/28 (a)	635,000	656,243
		1,501,514
Internet 0.2%
Amazon.com, Inc.
2.10%, due 5/12/31	345,000	309,169
Meta Platforms, Inc.
4.60%, due 11/15/32	470,000	465,389
		774,558
Leisure Time 0.1%
Carnival Corp.
4.00%, due 8/1/28 (a)	305,000	297,826
Media 0.2%
Charter Communications Operating LLC
2.80%, due 4/1/31	585,000	525,217
6.384%, due 10/23/35	285,000	289,413
		814,630

	Principal Amount	Value
Corporate Bonds
Oil & Gas 0.1%
Antero Resources Corp.
5.40%, due 2/1/36	$ 255,000	$ 250,757
Pharmaceuticals 0.1%
AbbVie, Inc.
5.05%, due 3/15/34	295,000	299,412
Pipelines 0.7%
Columbia Pipelines Holding Co. LLC
5.097%, due 10/1/31 (a)	250,000	251,351
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	205,000	214,575
Energy Transfer LP
3.75%, due 5/15/30	140,000	135,332
5.75%, due 2/15/33	155,000	161,200
MPLX LP
5.50%, due 6/1/34	295,000	298,036
Plains All American Pipeline LP
4.70%, due 1/15/31 (d)	600,000	598,174
Targa Resources Corp.
5.50%, due 2/15/35	190,000	191,690
Targa Resources Partners LP
5.50%, due 3/1/30	575,000	580,253
		2,430,611
Real Estate Investment Trusts 0.2%
American Tower Corp.
2.10%, due 6/15/30	495,000	445,482
GLP Capital LP
4.00%, due 1/15/30	310,000	297,554
		743,036
Retail 0.1%
Lowe's Cos., Inc.
4.80%, due 4/1/26	235,000	235,000
Semiconductors 0.2%
Broadcom, Inc.
2.60%, due 2/15/33	95,000	83,065
5.05%, due 4/15/30	210,000	214,031
Foundry JV Holdco LLC
5.90%, due 1/25/33 (a)	240,000	246,747
		543,843
Software 0.2%
Fiserv, Inc.
4.55%, due 2/15/31	465,000	455,230

	Principal Amount	Value
Corporate Bonds
Software
Oracle Corp.
4.80%, due 9/26/32	$ 250,000	$ 238,087
		693,317
Telecommunications 0.6%
AT&T, Inc.
2.25%, due 2/1/32	60,000	52,417
4.35%, due 3/1/29	745,000	745,668
4.55%, due 11/1/32	400,000	393,187
Verizon Communications, Inc.
2.10%, due 3/22/28	290,000	278,456
4.016%, due 12/3/29	2,000	1,973
4.75%, due 1/15/33	530,000	523,448
		1,995,149
Total Corporate Bonds (Cost $28,453,906)		28,672,257
Mortgage-Backed Securities 0.2%
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.1%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	500,000	461,556
Whole Loan (Collateralized Mortgage Obligation) 0.1%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(e)	268,908	270,062
Total Mortgage-Backed Securities (Cost $781,977)		731,618
U.S. Government & Federal Agencies 19.9%
United States Treasury Notes 19.9%
U.S. Treasury Notes
3.50%, due 1/31/28	25,016,600	24,873,927
3.50%, due 2/15/29	15,478,900	15,344,669
3.75%, due 1/31/31	11,419,700	11,322,454
4.00%, due 1/31/33	11,477,500	11,389,626
4.125%, due 2/15/36	4,275,000	4,208,203
		67,138,879
Total U.S. Government & Federal Agencies (Cost $67,768,019)		67,138,879
Total Long-Term Bonds (Cost $97,988,481)		97,510,623

	Shares	Value

Common Stocks 60.5%
Aerospace & Defense 1.0%
L3Harris Technologies, Inc.	9,872	$ 3,407,321
Automobile Components 0.7%
Gentex Corp.	105,185	2,298,292
Banks 5.0%
Huntington Bancshares, Inc.	208,345	3,260,599
JPMorgan Chase & Co.	25,499	7,500,786
M&T Bank Corp.	15,628	3,230,620
PNC Financial Services Group, Inc. (The)	14,575	3,032,912
		17,024,917
Beverages 0.9%
Keurig Dr Pepper, Inc.	113,314	2,983,558
Biotechnology 0.9%
Gilead Sciences, Inc.	21,913	3,054,015
Building Products 0.9%
Johnson Controls International plc	23,886	3,127,872
Capital Markets 5.2%
Ares Management Corp.	23,627	2,577,706
KKR & Co., Inc.	33,804	3,126,870
LPL Financial Holdings, Inc.	8,695	2,615,717
Nasdaq, Inc.	36,189	3,072,084
Raymond James Financial, Inc.	19,840	2,872,633
S&P Global, Inc.	7,567	3,218,548
		17,483,558
Communications Equipment 2.2%
Cisco Systems, Inc.	52,948	4,108,235
F5, Inc. (f)	11,161	3,229,212
		7,337,447
Consumer Staples Distribution & Retail 0.9%
U.S. Foods Holding Corp. (f)	32,330	2,981,149
Diversified Consumer Services 0.6%
H&R Block, Inc.	67,530	2,143,402
Electric Utilities 0.9%
American Electric Power Co., Inc.	23,451	3,073,957
Electrical Equipment 1.7%
Eaton Corp. plc	8,891	3,180,044

	Shares	Value
Common Stocks
Electrical Equipment
Emerson Electric Co.	20,502	$ 2,686,172
		5,866,216
Food Products 1.0%
Archer-Daniels-Midland Co.	45,428	3,302,161
Gas Utilities 0.9%
Atmos Energy Corp.	16,468	3,041,969
Health Care Providers & Services 2.1%
Elevance Health, Inc.	11,192	3,276,458
UnitedHealth Group, Inc.	13,910	3,763,907
		7,040,365
Industrial Conglomerates 0.7%
3M Co.	16,948	2,461,358
Insurance 4.7%
American International Group, Inc.	42,486	3,197,072
Chubb Ltd.	9,918	3,232,574
Marsh & McLennan Cos., Inc.	18,401	3,191,653
MetLife, Inc.	42,295	2,991,102
Progressive Corp. (The)	15,664	3,105,231
		15,717,632
Interactive Media & Services 2.7%
Alphabet, Inc., Class C	31,732	9,102,642
IT Services 1.9%
Accenture plc, Class A	17,461	3,462,342
Amdocs Ltd.	46,205	3,015,338
		6,477,680
Machinery 1.5%
Middleby Corp. (The) (f)	16,952	2,247,496
PACCAR, Inc.	24,443	2,823,167
		5,070,663
Metals & Mining 0.8%
Freeport-McMoRan, Inc.	44,976	2,643,689
Multi-Utilities 1.2%
Sempra	40,770	3,961,621
Oil, Gas & Consumable Fuels 3.4%
Antero Resources Corp. (f)	64,990	2,758,176
Diamondback Energy, Inc.	14,990	2,964,872

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	11,515	$ 2,811,733
Targa Resources Corp.	12,262	3,074,451
		11,609,232
Personal Care Products 0.8%
Unilever plc, Sponsored ADR (United Kingdom)	49,236	2,804,975
Pharmaceuticals 7.3%
AstraZeneca plc (United Kingdom)	10,658	2,101,971
Eli Lilly & Co.	2,739	2,519,250
Johnson & Johnson	24,777	6,056,490
Merck & Co., Inc.	43,857	5,275,559
Pfizer, Inc.	146,380	4,110,350
Roche Holding AG	4,672	1,844,813
Zoetis, Inc.	21,721	2,567,639
		24,476,072
Semiconductors & Semiconductor Equipment 2.7%
Broadcom, Inc.	9,968	3,085,196
NVIDIA Corp.	17,707	3,088,101
NXP Semiconductors NV (Netherlands)	14,139	2,783,403
		8,956,700
Software 0.8%
Microsoft Corp.	7,585	2,807,739
Specialized REITs 1.6%
Crown Castle, Inc.	34,761	2,826,417
Gaming and Leisure Properties, Inc.	59,636	2,646,049
		5,472,466
Specialty Retail 1.8%
Dick's Sporting Goods, Inc.	15,495	3,072,504
Industria de Diseno Textil SA, ADR (Spain)	197,718	2,845,162
		5,917,666
Technology Hardware, Storage & Peripherals 0.9%
NetApp, Inc.	29,253	2,995,215
Trading Companies & Distributors 0.9%
Ferguson Enterprises, Inc.	13,334	3,110,289
Water Utilities 0.8%
American Water Works Co., Inc.	20,604	2,803,998

	Shares	Value
Common Stocks
Wireless Telecommunication Services 1.1%
T-Mobile US, Inc.	17,152	$ 3,602,435
Total Common Stocks (Cost $169,972,310)		204,158,271
Exchange-Traded Funds 9.1%
iShares Intermediate Government/Credit Bond ETF (d)	127,373	13,588,151
Vanguard Intermediate-Term Treasury ETF	170,934	10,179,120
Vanguard Russell 1000 Value	73,572	6,896,639
Total Exchange-Traded Funds (Cost $29,176,437)		30,663,910
Short-Term Investments 1.8%
Affiliated Investment Company 0.7%
NYLI U.S. Government Liquidity Fund, 3.538% (g)	2,213,270	2,213,270
Unaffiliated Investment Company 1.0%
Invesco Government & Agency Portfolio, 3.66% (g)(h)	3,413,937	3,413,937

	Principal Amount

U.S. Treasury Debt 0.1%
U.S. Treasury Bills
3.63%, due 4/28/26 (i)	$ 297,200	296,391
Total Short-Term Investments (Cost $5,923,600)		5,923,598
Total Investments (Cost $303,060,828)	100.3%	338,256,402
Other Assets, Less Liabilities	(0.3)	(977,496)
Net Assets	100.0%	$ 337,278,906

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2026.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2026.
(d)	All or a portion of this security was held on loan. As of March 31, 2026, the aggregate market value of securities on loan was $3,343,484. The Portfolio received cash collateral with a value of $3,413,937.
(e)	Step coupon—Rate shown was the rate in effect as of March 31, 2026.
(f)	Non-income producing security.

(g)	Current yield as of March 31, 2026.
(h)	Represents a security purchased with cash collateral received for securities on loan.
(i)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,621	$ 10,567	$ (9,975)	$ —	$ —	$ 2,213	$ 17	$ —	2,213

Futures Contracts
As of March 31, 2026, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	65	June 2026	$ 7,138,346	$ 7,031,680	$ (106,666)
U.S. Treasury 10 Year Notes	14	June 2026	1,589,041	1,554,656	(34,385)
Total Long Contracts					(141,051)
Short Contracts
U.S. Treasury 2 Year Notes	(34)	June 2026	(7,103,866)	(7,053,141)	50,725
U.S. Treasury 10 Year Ultra Bonds	(8)	June 2026	(928,483)	(908,125)	20,358
Total Short Contracts					71,083
Net Unrealized Depreciation					$ (69,968)

1.	As of March 31, 2026, cash in the amount of $98,702 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2026.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 967,869	$ —	$ 967,869
Corporate Bonds	—	28,672,257	—	28,672,257
Mortgage-Backed Securities	—	731,618	—	731,618
U.S. Government & Federal Agencies	—	67,138,879	—	67,138,879
Total Long-Term Bonds	—	97,510,623	—	97,510,623
Common Stocks
Pharmaceuticals	22,631,259	1,844,813	—	24,476,072
All Other Industries	179,682,199	—	—	179,682,199
Total Common Stocks	202,313,458	1,844,813	—	204,158,271
Exchange-Traded Funds	30,663,910	—	—	30,663,910
Short-Term Investments
Affiliated Investment Company	2,213,270	—	—	2,213,270
Unaffiliated Investment Company	3,413,937	—	—	3,413,937
U.S. Treasury Debt	—	296,391	—	296,391
Total Short-Term Investments	5,627,207	296,391	—	5,923,598
Total Investments in Securities	238,604,575	99,651,827	—	338,256,402
Other Financial Instruments
Futures Contracts (b)	71,083	—	—	71,083
Total Investments in Securities and Other Financial Instruments	$ 238,675,658	$ 99,651,827	$ —	$ 338,327,485
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (141,051)	$ —	$ —	$ (141,051)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM VP Bond Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.8%
Asset-Backed Securities 6.0%
Home Equity Asset-Backed Securities 0.1%
J.P. Morgan Mortgage Acquisition Trust
Series 2007-CH2, Class AF3
4.102%, due 10/25/30 (a)	$ 363,654	$ 176,428
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
6.151%, due 10/25/46 (a)	713,922	191,745
		368,173
Other Asset-Backed Securities 5.9%
Ballyrock CLO 20 Ltd.
Series 2022-20A, Class C1R3
6.472% (3 Month SOFR + 2.80%), due 10/15/36 (b)(c)	2,500,000	2,405,595
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A2R
5.618% (3 Month SOFR + 1.95%), due 4/25/38 (b)(c)	2,500,000	2,505,010
Benefit Street Partners CLO XXXVII Ltd.
Series 2024-37A, Class A
5.018% (3 Month SOFR + 1.35%), due 1/25/38 (b)(c)	2,500,000	2,501,333
Capital Automotive REIT
Series 2024-2A, Class A2
5.25%, due 5/15/54 (b)	1,714,271	1,714,686
CARS-DB7 LP
Series 2023-1A, Class A2
6.50%, due 9/15/53 (b)	1,708,437	1,715,902
Cedar Funding XIX CLO Ltd.
Series 2024-19A, Class B
5.371% (3 Month SOFR + 1.70%), due 1/23/38 (b)(c)	2,000,000	1,998,010
College Ave Student Loans LLC (b)
Series 2024-B, Class A1A
5.69%, due 8/25/54	1,961,784	2,001,260
Series 2023-A, Class C
6.06%, due 5/25/55	1,671,676	1,697,280
CyrusOne Data Centers Issuer I LLC (b)
Series 2023-1A, Class A2
4.30%, due 4/20/48	2,750,000	2,699,369
Series 2025-1A, Class A2
5.91%, due 2/20/50	2,250,000	2,258,964
Mosaic Solar Loan Trust
Series 2025-1A, Class B
7.12%, due 8/22/50 (b)	1,625,426	1,512,710
Navient Private Education Refi Loan Trust
Series 2021-DA, Class D
4.00%, due 4/15/60 (b)	2,024,454	1,939,274
Point Broadband Funding LLC
Series 2025-1A, Class A2
5.336%, due 7/20/55 (b)	1,670,000	1,671,228

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Sabey Data Center Issuer LLC
Series 2025-1, Class A2
5.733%, due 2/21/50 (b)	$ 2,000,000	$ 2,019,651
Trestles CLO IV Ltd.
Series 2021-4A, Class BR
5.391% (3 Month SOFR + 1.60%), due 10/30/38 (b)(c)	2,000,000	1,978,910
Voya CLO Ltd.
Series 2022-4A, Class BR
5.618% (3 Month SOFR + 1.95%), due 4/20/37 (b)(c)	2,000,000	2,000,906
		32,620,088
Total Asset-Backed Securities (Cost $33,473,253)		32,988,261
Corporate Bonds 24.3%
Agriculture 0.3%
Altria Group, Inc.
2.45%, due 2/4/32	1,710,000	1,500,509
Auto Manufacturers 1.9%
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	1,870,000	1,867,381
5.73%, due 9/5/30	2,000,000	1,997,982
5.875%, due 11/7/29	495,000	501,183
General Motors Financial Co., Inc.
4.30%, due 4/6/29	820,000	811,714
Hyundai Capital America
4.875%, due 6/23/27 (b)	3,990,000	4,006,059
Volkswagen Group of America Finance LLC
4.85%, due 9/11/30 (b)	1,470,000	1,456,557
		10,640,876
Banks 5.9%
Banco Bilbao Vizcaya Argentaria SA
5.127%, due 3/3/36	1,000,000	972,713
Bank of America Corp. (d)
1.734%, due 7/22/27	3,345,000	3,317,054
5.518%, due 10/25/35	2,005,000	2,004,954
Barclays plc
4.521%, due 2/24/32 (d)	370,000	361,895
BNP Paribas SA
5.786%, due 1/13/33 (b)(d)	1,925,000	1,988,568
Citigroup, Inc.
6.174%, due 5/25/34 (d)	1,640,000	1,697,594
Citizens Financial Group, Inc.
3.25%, due 4/30/30	1,470,000	1,385,977
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (c)	1,335,000	1,322,982

	Principal Amount	Value
Corporate Bonds
Banks
Deutsche Bank AG
4.469%, due 12/10/31 (d)	$ 3,295,000	$ 3,239,755
Goldman Sachs Group, Inc. (The) (d)
4.516%, due 1/21/32	2,930,000	2,885,587
5.065%, due 1/21/37	750,000	733,254
HSBC Holdings plc
7.39%, due 11/3/28 (d)	2,415,000	2,517,328
Huntington Bancshares, Inc.
4.623%, due 1/28/32 (d)	1,065,000	1,049,457
6.141% (5 Year Treasury Constant Maturity Rate + 1.70%), due 11/18/39 (c)	860,000	875,917
KeyCorp
5.305%, due 1/28/37 (d)(e)	800,000	783,484
M&T Bank Corp. (d)
5.385%, due 1/16/36	510,000	505,801
6.082%, due 3/13/32	1,030,000	1,079,732
Morgan Stanley
Series I
4.892%, due 10/22/36 (d)	2,300,000	2,223,421
Texas Capital Bancshares, Inc.
5.301%, due 2/27/32 (d)	1,005,000	990,885
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (c)	1,005,000	996,374
UBS Group AG
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (b)(c)	800,000	817,264
Wells Fargo & Co.
4.97%, due 4/23/29 (d)	825,000	832,153
		32,582,149
Beverages 0.4%
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	2,190,000	2,167,210
Biotechnology 0.1%
Amgen, Inc.
4.875%, due 3/1/53	605,000	524,098
Chemicals 0.1%
LYB International Finance III LLC
5.125%, due 1/15/31	750,000	750,913
Commercial Services 0.2%
Global Payments, Inc.
4.875%, due 11/15/30	1,030,000	1,011,502
Diversified Financial Services 1.2%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	1,360,000	1,357,314

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Ally Financial, Inc.
5.548%, due 7/31/33 (d)	$ 1,465,000	$ 1,439,038
Capital One Financial Corp.
6.183%, due 1/30/36 (d)	415,000	422,119
Equitable America Global Funding
4.95%, due 6/9/30 (b)	2,400,000	2,397,394
Synchrony Financial
6.00%, due 7/29/36 (d)	1,045,000	1,030,708
		6,646,573
Electric 6.0%
AEP Texas, Inc.
5.85%, due 10/15/55	790,000	761,853
American Transmission Co. LLC
5.75%, due 4/1/56 (b)	915,000	906,957
Arizona Public Service Co.
5.55%, due 8/1/33	825,000	846,047
Baltimore Gas and Electric Co.
5.40%, due 6/1/53	505,000	474,808
Dayton Power & Light Co. (The)
3.95%, due 6/15/49	500,000	371,455
Duke Energy Florida LLC
4.20%, due 12/1/30	825,000	815,942
Duke Energy Indiana LLC
6.45%, due 4/1/39	600,000	651,864
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	205,000	209,470
5.30%, due 6/15/35	4,250,000	4,305,683
Entergy Arkansas LLC
5.15%, due 1/15/33	1,695,000	1,723,726
Entergy Louisiana LLC
5.15%, due 9/15/34	1,500,000	1,510,993
Evergy Missouri West, Inc.
5.65%, due 6/1/34 (b)	765,000	781,049
Florida Power & Light Co.
5.05%, due 4/1/28	2,550,000	2,592,571
Georgia Power Co.
4.30%, due 3/15/42	141,000	121,649
4.95%, due 5/17/33	1,735,000	1,748,683
National Rural Utilities Cooperative Finance Corp.
4.30%, due 12/10/30	1,390,000	1,373,978
NextEra Energy Capital Holdings, Inc.
6.50% (5 Year Treasury Constant Maturity Rate + 1.979%), due 8/15/55 (c)	600,000	619,155
NSTAR Electric Co.
4.55%, due 6/1/52	1,060,000	879,267
Oklahoma Gas and Electric Co.
5.60%, due 4/1/53	470,000	450,677

	Principal Amount	Value
Corporate Bonds
Electric
Pacific Gas and Electric Co.
5.45%, due 6/15/27	$ 1,460,000	$ 1,474,514
6.10%, due 1/15/29	675,000	698,477
6.15%, due 1/15/33	460,000	480,975
6.15%, due 3/1/55	550,000	531,382
6.40%, due 6/15/33	310,000	329,007
6.75%, due 1/15/53	400,000	415,035
6.95%, due 3/15/34	600,000	657,087
PECO Energy Co.
4.90%, due 6/15/33	1,255,000	1,263,082
Public Service Co. of Oklahoma
5.45%, due 1/15/36	1,380,000	1,388,853
Southern California Edison Co.
5.30%, due 3/1/28	760,000	770,596
5.95%, due 11/1/32	420,000	441,599
Southern Co. (The)
5.70%, due 10/15/32	370,000	386,807
Virginia Electric and Power Co.
5.05%, due 8/15/34	1,510,000	1,507,944
Xcel Energy, Inc.
5.50%, due 3/15/34	1,180,000	1,199,519
		32,690,704
Electronics 0.2%
Amphenol Corp.
5.00%, due 1/15/35	750,000	749,047
5.375%, due 11/15/54 (e)	415,000	396,822
		1,145,869
Food 0.4%
JBS NV
6.75%, due 3/15/34	990,000	1,088,851
Mars, Inc.
5.00%, due 3/1/32 (b)	1,125,000	1,138,358
		2,227,209
Gas 0.5%
National Fuel Gas Co.
2.95%, due 3/1/31	1,660,000	1,509,053
NiSource, Inc.
5.65%, due 2/1/45	590,000	570,856
Southwest Gas Corp.
5.45%, due 3/23/28	445,000	453,160
		2,533,069
Healthcare-Products 0.3%
Abbott Laboratories
4.65%, due 3/15/36	1,815,000	1,774,813

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.2%
HCA, Inc.
3.625%, due 3/15/32	$ 965,000	$ 896,770
Insurance 1.1%
200 Park Funding Trust
5.74%, due 2/15/55 (b)(e)	650,000	624,493
Lincoln Financial Global Funding
5.30%, due 1/13/30 (b)	1,795,000	1,821,106
RGA Global Funding
6.00%, due 11/21/28 (b)	3,670,000	3,792,776
		6,238,375
Internet 0.2%
Amazon.com, Inc.
3.10%, due 5/12/51	950,000	620,800
Meta Platforms, Inc.
4.45%, due 8/15/52	890,000	700,128
		1,320,928
Media 0.3%
Charter Communications Operating LLC
2.80%, due 4/1/31	1,000,000	897,807
5.50%, due 4/1/63	1,220,000	942,234
		1,840,041
Oil & Gas 0.6%
Antero Resources Corp.
5.40%, due 2/1/36	1,355,000	1,332,456
EOG Resources, Inc.
5.00%, due 7/15/32	1,310,000	1,326,300
Occidental Petroleum Corp.
6.45%, due 9/15/36	720,000	769,319
		3,428,075
Pipelines 2.5%
Cheniere Energy Partners LP
4.00%, due 3/1/31	1,280,000	1,228,703
Columbia Pipelines Operating Co. LLC
5.962%, due 2/15/55 (b)	730,000	711,188
DT Midstream, Inc.
4.30%, due 4/15/32 (b)	1,260,000	1,202,050
Energy Transfer LP
5.00%, due 5/15/50	1,045,000	867,221
MPLX LP
5.50%, due 6/1/34	1,480,000	1,495,231
ONEOK, Inc.
5.55%, due 11/1/26	980,000	985,680
5.70%, due 11/1/54	505,000	460,725

	Principal Amount	Value
Corporate Bonds
Pipelines
ONEOK, Inc.
6.25%, due 10/15/55	$ 965,000	$ 946,040
Plains All American Pipeline LP
4.70%, due 1/15/31 (e)	1,765,000	1,759,628
Targa Resources Corp.
5.50%, due 2/15/35	475,000	479,225
Targa Resources Partners LP
5.50%, due 3/1/30	1,695,000	1,710,485
Western Midstream Operating LP
5.25%, due 2/1/50 (a)	1,295,000	1,092,227
Williams Cos., Inc. (The)
4.85%, due 3/1/48	570,000	486,296
		13,424,699
Real Estate Investment Trusts 0.6%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	815,000	751,661
GLP Capital LP
4.00%, due 1/15/30	1,615,000	1,550,159
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	925,000	869,529
		3,171,349
Semiconductors 0.5%
Broadcom, Inc.
3.137%, due 11/15/35 (b)	925,000	785,867
3.469%, due 4/15/34	835,000	751,866
Foundry JV Holdco LLC
6.20%, due 1/25/37 (b)	950,000	981,718
		2,519,451
Software 0.6%
Fiserv, Inc.
4.55%, due 2/15/31	2,015,000	1,972,661
Oracle Corp.
2.95%, due 4/1/30	1,345,000	1,227,766
		3,200,427
Telecommunications 0.2%
AT&T, Inc.
3.50%, due 9/15/53	585,000	383,606
3.55%, due 9/15/55	797,000	518,339
3.80%, due 12/1/57	555,000	374,775
		1,276,720
Total Corporate Bonds (Cost $133,584,563)		133,512,329

	Principal Amount	Value
Mortgage-Backed Securities 13.7%
Agency (Collateralized Mortgage Obligations) 5.9%
FHLMC
REMIC, Series 5387, Class ZQ
5.50%, due 3/25/54	$ 1,961,947	$ 1,968,850
REMIC, Series 5427, Class Z
5.50%, due 7/25/54	2,201,584	2,233,022
REMIC, Series 5517, Class MT
5.945% (SOFR 30A + 2.283%), due 3/25/55 (c)	1,818,187	1,817,508
REMIC, Series 5302, Class DZ
6.00%, due 4/25/53	2,393,361	2,461,298
REMIC, Series 5517, Class MA
7.212% (SOFR 30A + 3.55%), due 3/25/55 (c)	1,762,523	1,790,653
REMIC, Series 5513, Class MQ
7.612% (SOFR 30A + 3.95%), due 6/25/54 (c)	2,155,025	2,212,150
REMIC, Series 5557, Class UM
7.802% (SOFR 30A + 4.14%), due 6/25/55 (c)	1,793,730	1,850,912
FNMA
REMIC, Series 2025-7, Class HB
5.50%, due 6/25/54	2,289,544	2,326,467
REMIC, Series 2024-43, Class B
5.50%, due 7/25/54	2,250,000	2,258,432
REMIC, Series 2025-12, Class ET
7.962% (SOFR 30A + 4.30%), due 3/25/55 (c)	1,758,019	1,813,110
REMIC, Series 2025-35, Class MT
8.662% (SOFR 30A + 5.00%), due 5/25/55 (c)	2,033,333	2,140,290
GNMA
REMIC, Series 2021-104, Class BI
3.00%, due 6/20/51 (f)	12,881,537	2,593,029
REMIC, Series 2023-40, Class DL
5.50%, due 3/20/53	2,500,000	2,500,563
REMIC, Series 2023-111, Class ZL
6.00%, due 8/20/53	2,042,612	2,051,013
REMIC, Series 2025-83, Class MJ
7.623% (SOFR 30A + 3.95%), due 5/20/55 (c)	2,477,226	2,522,081
		32,539,378
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.4%
BWAY Mortgage Trust
Series 2013-1515, Class A2
3.454%, due 3/10/33 (b)	1,850,812	1,777,823
BX Trust
Series 2025-VLT7, Class A
5.373% (1 Month SOFR + 1.70%), due 7/15/44 (b)(c)	1,866,667	1,858,500
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A2
2.48%, due 12/15/50 (b)	1,927,500	1,688,312
FNMA, ACES
Series 2019-M12, Class X3
0.604%, due 6/25/29 (f)(g)	77,000,000	1,383,659

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
GNMA (f)
REMIC, Series 2023-156, Class HI
0.69%, due 1/16/62 (h)	$ 47,363,406	$ 2,512,136
REMIC, Series 2024-32
0.70%, due 6/16/63 (g)	44,741,364	2,290,807
REMIC, Series 2021-106
0.852%, due 4/16/63 (g)	37,742,447	2,414,347
REMIC, Series 2025-21
0.95%, due 4/16/65 (g)	38,164,379	2,660,687
ORL Trust
Series 2024-GLKS, Class B
5.565% (1 Month SOFR + 1.892%), due 12/15/39 (b)(c)	2,500,000	2,501,563
SHR Trust
Series 2024-LXRY, Class A
5.623% (1 Month SOFR + 1.95%), due 10/15/41 (b)(c)	2,750,000	2,746,562
VLS Commercial Mortgage Trust
Series 2020-LAB, Class A
2.13%, due 10/10/42 (b)	2,500,000	2,129,882
		23,964,278
Whole Loan (Collateralized Mortgage Obligations) 3.4%
A&D Mortgage Trust (a)(b)
Series 2025-NQM3, Class A3
5.78%, due 8/25/70	1,868,890	1,868,937
Series 2023-NQM4, Class A1
7.472%, due 9/25/68	1,747,976	1,762,038
HOMES Trust (b)(h)
Series 2026-NQM1, Class M1
5.707%, due 9/25/70	2,398,000	2,374,230
Series 2025-NQM4, Class M1
5.959%, due 8/25/70	1,250,000	1,247,710
J.P. Morgan Mortgage Trust
Series 2025-NQM5, Class M1A
5.67%, due 5/25/66 (b)(h)	2,000,000	1,979,579
NYMT Loan Trust
Series 2025-INV2, Class M1
5.94%, due 10/25/60 (b)(h)	2,123,000	2,109,531
OBX Trust
Series 2025-NQM9, Class A1
5.658%, due 1/25/65 (a)(b)	1,755,316	1,766,582
PRKCM Trust
Series 2025-AFC2, Class A1
5.022%, due 12/25/60 (b)(h)	2,262,538	2,254,998
PRPM Trust
Series 2025-NQM1, Class A3
6.26%, due 11/25/69 (a)(b)	1,769,025	1,778,819

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
SG Residential Mortgage Trust
Series 2025-1, Class M1
5.88%, due 12/25/65 (b)(h)	$ 1,713,000	$ 1,701,333
		18,843,757
Total Mortgage-Backed Securities (Cost $74,071,708)		75,347,413
U.S. Government & Federal Agencies 54.8%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.7%
FHLMC Gold Pools, 30 Year
6.50%, due 11/1/35	869	910
6.50%, due 8/1/37	11,573	12,225
UMBS Pool, 30 Year
2.00%, due 1/1/52	2,754,739	2,245,814
2.00%, due 2/1/52	3,816,532	3,123,271
2.50%, due 11/1/50	1,765,957	1,517,485
3.00%, due 5/1/51	3,732,664	3,356,089
4.00%, due 10/1/52	2,272,943	2,168,261
5.00%, due 11/1/52	4,382,669	4,351,055
6.00%, due 9/1/54	3,669,163	3,759,798
		20,534,908
Federal National Mortgage Association (Mortgage Pass-Through Securities) 10.5%
FNMA, Other
2.50%, due 6/1/62	1,923,323	1,585,084
2.50%, due 9/1/63	4,450,560	3,681,539
2.50%, due 6/1/64	2,997,318	2,499,796
4.00%, due 4/1/64	3,124,126	2,960,784
4.50%, due 9/1/63	1,669,303	1,611,240
UMBS, 30 Year
1.50%, due 11/1/50	3,714,959	2,876,797
2.00%, due 12/1/50	3,452,502	2,826,832
2.00%, due 3/1/51	3,524,584	2,879,666
2.00%, due 11/1/51	4,806,806	3,917,339
2.50%, due 5/1/43	188,375	166,720
2.50%, due 9/1/50	4,020,740	3,468,918
2.50%, due 2/1/52	2,869,395	2,446,930
2.50%, due 5/1/52	2,759,029	2,357,248
3.00%, due 5/1/52	4,412,644	3,926,090
4.50%, due 7/1/52	1,478,740	1,439,344
5.00%, due 1/1/53	3,460,137	3,436,490
5.00%, due 7/1/53	2,321,719	2,313,965
5.50%, due 11/1/52	3,036,691	3,077,680
6.00%, due 11/1/52	2,225,621	2,294,036
6.50%, due 10/1/36	7,874	8,220
6.50%, due 8/1/37	1,637	1,712
7.00%, due 9/1/37	7,646	8,029

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
7.00%, due 10/1/37	$ 207	$ 219
7.00%, due 11/1/37	2,568	2,697
7.50%, due 7/1/28	777	782
UMBS, Single Family, 30 Year TBA (i)
3.50%, due 4/25/56	4,200,000	3,849,905
5.50%, due 4/25/56	4,300,000	4,319,805
		57,957,867
Government National Mortgage Association (Mortgage Pass-Through Securities) 3.6%
GNMA I, Single Family, 30 Year
4.00%, due 3/15/44	14,670	14,067
4.00%, due 7/15/44	103,183	98,298
4.00%, due 7/15/45	46,959	44,700
4.50%, due 6/15/39	235,330	232,381
4.50%, due 6/15/40	92,238	91,599
GNMA II, 30 Year
2.00%, due 3/20/51	3,174,382	2,581,184
2.50%, due 1/20/52	66,970	57,654
2.50%, due 9/20/52	20,943	18,058
3.50%, due 5/20/52	2,642,504	2,447,375
4.50%, due 9/20/52	2,277,531	2,212,785
GNMA II, Single Family, 30 Year
2.50%, due 1/20/53	2,074,881	1,788,083
3.00%, due 10/20/51	2,585,416	2,310,959
4.00%, due 4/20/52	1,749,943	1,654,109
5.00%, due 7/20/52	1,222,208	1,216,259
5.00%, due 11/20/52	1,324,028	1,320,730
5.50%, due 4/15/56 TBA (i)	3,500,000	3,522,291
		19,610,532
United States Treasury Bonds 3.0%
U.S. Treasury Bonds
2.00%, due 11/15/41	1,795,000	1,241,355
2.375%, due 2/15/42	2,140,000	1,559,441
3.25%, due 5/15/42	500,000	411,992
4.625%, due 5/15/44	1,250,000	1,212,256
4.625%, due 2/15/46 (e)	5,035,100	4,854,151
4.75%, due 2/15/56	7,421,100	7,237,892
		16,517,087
United States Treasury Notes 34.0%
U.S. Treasury Notes
3.50%, due 1/31/28	45,731,200	45,470,389
3.50%, due 2/15/29	39,159,000	38,819,418
3.75%, due 1/31/31	26,099,300	25,877,048

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.00%, due 1/31/33	$ 53,515,900	$ 53,106,169
4.125%, due 2/15/36	24,021,000	23,645,672
		186,918,696
Total U.S. Government & Federal Agencies (Cost $303,334,555)		301,539,090
Total Long-Term Bonds (Cost $544,464,079)		543,387,093

	Shares

Short-Term Investments 1.3%
Unaffiliated Investment Company 1.1%
Invesco Government & Agency Portfolio, 3.66% (j)(k)	6,024,202	6,024,202

	Principal Amount

U.S. Treasury Debt 0.2%
U.S. Treasury Bills
3.633%, due 4/28/26 (l)	$ 1,105,200	1,102,191
Total Short-Term Investments (Cost $7,126,400)		7,126,393
Total Investments (Cost $551,590,479)	100.1%	550,513,486
Other Assets, Less Liabilities	(0.1)	(400,135)
Net Assets	100.0%	$ 550,113,351

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Step coupon—Rate shown was the rate in effect as of March 31, 2026.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate—Rate shown was the rate in effect as of March 31, 2026.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2026.
(e)	All or a portion of this security was held on loan. As of March 31, 2026, the aggregate market value of securities on loan was $5,872,584. The Portfolio received cash collateral with a value of $6,024,202.
(f)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2026.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2026.

(i)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2026, the total net market value was $11,692,001, which represented 2.1% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(j)	Current yield as of March 31, 2026.
(k)	Represents a security purchased with cash collateral received for securities on loan.
(l)	Interest rate shown represents yield to maturity.
Futures Contracts
As of March 31, 2026, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	126	June 2026	$ 13,837,409	$ 13,630,641	$ (206,768)
U.S. Treasury Long Bonds	278	June 2026	32,698,430	31,657,250	(1,041,180)
U.S. Treasury Ultra Bonds	135	June 2026	16,271,954	15,735,937	(536,017)
Total Long Contracts					(1,783,965)
Short Contracts
U.S. Treasury 2 Year Notes	(80)	June 2026	(16,714,978)	(16,595,625)	119,353
U.S. Treasury 10 Year Notes	(30)	June 2026	(3,398,556)	(3,331,406)	67,150
U.S. Treasury 10 Year Ultra Bonds	(112)	June 2026	(12,998,756)	(12,713,750)	285,006
Total Short Contracts					471,509
Net Unrealized Depreciation					$ (1,312,456)

1.	As of March 31, 2026, cash in the amount of $1,669,648 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2026.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 32,988,261	$ —	$ 32,988,261
Corporate Bonds	—	133,512,329	—	133,512,329
Mortgage-Backed Securities	—	75,347,413	—	75,347,413
U.S. Government & Federal Agencies	—	301,539,090	—	301,539,090
Total Long-Term Bonds	—	543,387,093	—	543,387,093
Short-Term Investments
Unaffiliated Investment Company	6,024,202	—	—	6,024,202
U.S. Treasury Debt	—	1,102,191	—	1,102,191
Total Short-Term Investments	6,024,202	1,102,191	—	7,126,393
Total Investments in Securities	6,024,202	544,489,284	—	550,513,486
Other Financial Instruments
Futures Contracts (b)	471,509	—	—	471,509
Total Investments in Securities and Other Financial Instruments	$ 6,495,711	$ 544,489,284	$ —	$ 550,984,995
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,783,965)	$ —	$ —	$ (1,783,965)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM VP Conservative Allocation Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.4%
Equity Funds 35.4%
NYLI Candriam International Equity ETF	187,334	$ 6,602,062
NYLI Candriam U.S. Large Cap Equity ETF	186,403	9,545,381
NYLI Candriam U.S. Mid Cap Equity ETF	258,622	8,978,425
NYLI Epoch Capital Growth Fund Class I	76,609	1,160,403
NYLI Epoch International Choice Fund Class I	132,418	6,469,249
NYLI Fiera SMID Growth Fund Class R6	133,663	2,204,720
NYLI FTSE International Equity Currency Neutral ETF	199,993	6,715,765
NYLI PineStone U.S. Equity Fund Class R6	110,182	2,122,515
NYLI U.S. Large Cap R&D Leaders ETF (a)	317,209	11,792,657
NYLI WMC Enduring Capital Fund Class R6	55,103	1,952,278
NYLI WMC International Research Equity Fund Class I	738,353	7,763,490
NYLI WMC Value Fund Class R6	141,578	4,796,693
NYLIM VP American Century Large Cap Equity Portfolio Initial Class	216,288	2,211,570
NYLIM VP Candriam Emerging Markets Equity Portfolio Initial Class	449,751	4,975,824
NYLIM VP Dimensional U.S. Equity Portfolio Initial Class	78,673	2,197,117
NYLIM VP Epoch U.S. Equity Yield Portfolio Initial Class	229,416	4,226,117
NYLIM VP MFS® Investors Trust Portfolio Initial Class	234,376	2,488,673
NYLIM VP MFS® Research Portfolio Initial Class	249,847	2,601,256
NYLIM VP PineStone International Equity Portfolio Initial Class	20,087	232,016
NYLIM VP S&P 500 Index Portfolio Initial Class	57,876	6,744,015
NYLIM VP Schroders Mid Cap Opportunities Portfolio Initial Class	559,969	5,700,540
NYLIM VP Small Cap Growth Portfolio Initial Class	206,887	2,406,348
NYLIM VP Wellington Growth Portfolio Initial Class	302,127	9,092,683
NYLIM VP Wellington Small Cap Portfolio Initial Class	373,654	3,963,573
NYLIM VP Winslow Large Cap Growth Portfolio Initial Class	77,869	2,152,809
Total Equity Funds (Cost $106,847,233)		119,096,179
Fixed Income Funds 54.0%
NYLI MacKay Core Plus Bond ETF (a)	3,547,457	74,425,648
NYLI MacKay High Income ETF (a)	495,809	12,725,483
NYLI MacKay Securitized Income ETF (a)	781,642	20,049,977
NYLIM VP Bond Portfolio Initial Class (a)	1,015,132	12,365,024
NYLIM VP Floating Rate Portfolio Initial Class	3,150,684	25,810,091
NYLIM VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,392,069	12,817,475
NYLIM VP MacKay U.S. Infrastructure Bond Portfolio Initial Class (a)	1,992,390	20,084,490
NYLIM VP PIMCO Real Return Portfolio Initial Class	432,736	3,391,742
Total Fixed Income Funds (Cost $185,948,204)		181,669,930
Total Affiliated Investment Companies (Cost $292,795,437)		300,766,109

	Shares	Value
Short-Term Investment 10.0%
Affiliated Investment Company 10.0%
NYLI U.S. Government Liquidity Fund, 3.538% (b)	33,674,540	$ 33,674,540
Total Short-Term Investment (Cost $33,674,540)	10.0%	33,674,540
Total Investments (Cost $326,469,977)	99.4%	334,440,649
Other Assets, Less Liabilities	0.6	2,052,797
Net Assets	100.0%	$ 336,493,446

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of March 31, 2026, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ 3,533	$ —	$ (3,554)	$ 159	$ (138)	$ —	$ —	$ —	—
NYLI Candriam International Equity ETF	5,589	1,321	(272)	88	(124)	6,602	17	—	187
NYLI Candriam U.S. Large Cap Equity ETF	5,739	4,424	—	—	(618)	9,545	24	—	186
NYLI Candriam U.S. Mid Cap Equity ETF	4,989	4,173	—	—	(184)	8,978	21	—	259
NYLI Epoch Capital Growth Fund Class I	1,219	—	(26)	3	(36)	1,160	—	—	77
NYLI Epoch International Choice Fund Class I	6,638	35	(357)	140	13	6,469	—	—	132
NYLI Fiera SMID Growth Fund Class R6	5,148	—	(2,797)	339	(485)	2,205	—	—	134
NYLI FTSE International Equity Currency Neutral ETF	7,010	4	(563)	240	25	6,716	19	—	200
NYLI MacKay Core Plus Bond ETF	76,525	709	(1,907)	43	(944)	74,426	1,032	—	3,547
NYLI MacKay High Income ETF	11,315	1,830	(159)	1	(262)	12,725	205	—	496
NYLI MacKay Securitized Income ETF	20,273	467	(625)	10	(75)	20,050	223	—	782
NYLI PineStone U.S. Equity Fund Class R6	5,634	—	(3,478)	764	(797)	2,123	—	—	110
NYLI U.S. Government Liquidity Fund	35,692	28,606	(30,623)	—	—	33,675	293	—	33,675
NYLI U.S. Large Cap R&D Leaders ETF	3,826	8,796	—	—	(829)	11,793	12	—	317
NYLI WMC Enduring Capital Fund Class R6	5,325	—	(3,434)	283	(222)	1,952	—	—	55
NYLI WMC International Research Equity Fund Class I	6,323	1,526	(135)	36	13	7,763	—	—	738
NYLI WMC Value Fund Class R6	5,541	—	(759)	100	(85)	4,797	—	—	142
NYLIM VP American Century Large Cap Equity Portfolio Initial Class (a)	5,885	—	(3,520)	807	(960)	2,212	—	—	216
NYLIM VP Bond Portfolio Initial Class	12,655	125	(408)	(3)	(4)	12,365	—	—	1,015
NYLIM VP Candriam Emerging Markets Equity Portfolio Initial Class	5,346	—	(674)	70	234	4,976	—	—	450
NYLIM VP Dimensional U.S. Equity Portfolio Initial Class	5,868	—	(3,577)	304	(398)	2,197	—	—	79
NYLIM VP Epoch U.S. Equity Yield Portfolio Initial Class	5,484	151	(1,643)	304	(70)	4,226	—	—	229
NYLIM VP Floating Rate Portfolio Initial Class	26,367	593	(535)	(41)	(574)	25,810	425	—	3,151
NYLIM VP MacKay High Yield Corporate Bond Portfolio Initial Class	11,453	1,690	(282)	9	(53)	12,817	—	—	1,392

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	$ 20,581	$ 203	$ (783)	$ 44	$ 39	$ 20,084	$ —	$ —	1,992
NYLIM VP MFS® Investors Trust Portfolio Initial Class	3,140	—	(544)	57	(164)	2,489	—	—	234
NYLIM VP MFS® Research Portfolio Initial Class	3,174	265	(685)	60	(213)	2,601	—	—	250
NYLIM VP PIMCO Real Return Portfolio Initial Class	3,498	16	(120)	(10)	8	3,392	—	—	433
NYLIM VP PineStone International Equity Portfolio Initial Class	4,044	109	(3,957)	670	(634)	232	—	—	20
NYLIM VP S&P 500 Index Portfolio Initial Class	3,479	3,610	—	—	(345)	6,744	—	—	58
NYLIM VP Schroders Mid Cap Opportunities Portfolio Initial Class	5,159	394	(9)	3	154	5,701	—	—	560
NYLIM VP Small Cap Growth Portfolio Initial Class	4,975	—	(2,746)	642	(465)	2,406	—	—	207
NYLIM VP Wellington Growth Portfolio Initial Class	6,280	3,633	—	—	(820)	9,093	—	—	302
NYLIM VP Wellington Small Cap Portfolio Initial Class	4,844	17	(945)	294	(246)	3,964	—	—	374
NYLIM VP Winslow Large Cap Growth Portfolio Initial Class	6,037	—	(3,346)	673	(1,211)	2,153	—	—	78
	$348,588	$62,697	$(72,463)	$6,089	$(10,470)	$334,441	$2,271	$—

(a)	Prior to May 1, 2026, known as NYLI VP American Century Sustainable Equity Portfolio Initial Class.

Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	6,028	$ —
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.55%	12/1/26	Daily	1,683	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	1,683	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	2,196	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	8,416	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	5,602	—
						$ —

1.	As of March 31, 2026, cash in the amount of $3,246,738 was pledged to brokers for OTC swap contracts.
2.	Portfolio receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2026.

Abbreviation(s):
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate

FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 119,096,179	$ —	$ —	$ 119,096,179
Fixed Income Funds	181,669,930	—	—	181,669,930
Total Affiliated Investment Companies	300,766,109	—	—	300,766,109
Short-Term Investment
Affiliated Investment Company	33,674,540	—	—	33,674,540
Total Investments in Securities	334,440,649	—	—	334,440,649
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 334,440,649	$ —	$ —	$ 334,440,649

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM VP CBRE Global Infrastructure Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.7%
Australia 1.1%
Atlas Arteria Ltd. (Transportation)	90,403	$ 267,878
Transurban Group (Transportation)	22,804	221,624
		489,502
Belgium 0.7%
Elia Group SA/NV (Utilities)	2,013	308,486
Canada 11.7%
Canadian National Railway Co. (Transportation)	19,153	1,971,337
Canadian Pacific Kansas City Ltd. (Transportation)	12,303	968,162
Enbridge, Inc. (Midstream / Pipelines)	37,091	2,010,662
TC Energy Corp. (Midstream / Pipelines) (a)	5,760	360,688
		5,310,849
France 3.6%
Vinci SA (Transportation)	10,900	1,632,465
Germany 3.1%
E.ON SE (Utilities)	64,581	1,411,532
Italy 1.0%
Infrastrutture Wireless Italiane SpA (Communications) (a)	5,753	46,046
Italgas SpA (Utilities)	37,210	433,408
		479,454
Japan 3.4%
East Japan Railway Co. (Transportation)	11,600	264,737
Kansai Electric Power Co., Inc. (The) (Utilities) (a)	25,400	418,374
Kyushu Electric Power Co., Inc. (Utilities)	28,700	330,429
West Japan Railway Co. (Transportation)	26,848	533,258
		1,546,798
Mexico 2.7%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B (Transportation)	47,144	675,740
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	23,081	569,395
		1,245,135
New Zealand 1.5%
Auckland International Airport Ltd. (Transportation)	65,728	301,488
Infratil Ltd. (Diversified)	53,759	361,953
		663,441
Spain 7.0%
Aena SME SA (Transportation)	32,915	980,052
Cellnex Telecom SA (Communications)	19,664	638,440
Ferrovial SE (Transportation)	24,170	1,571,495
		3,189,987

	Shares	Value
Common Stocks
United Kingdom 5.6%
National Grid plc (Utilities)	19,505	$ 328,834
Pennon Group plc (Utilities)	32,262	227,400
Severn Trent plc (Utilities)	19,428	797,736
SSE plc (Utilities)	34,113	1,177,718
		2,531,688
United States 57.3%
AES Corp. (The) (Utilities)	26,019	366,608
American Electric Power Co., Inc. (Utilities)	9,850	1,291,138
American Tower Corp. (Communications)	6,952	1,199,776
American Water Works Co., Inc. (Utilities)	2,276	309,741
Atmos Energy Corp. (Utilities)	10,080	1,861,978
California Water Service Group (Utilities)	5,771	261,657
Cheniere Energy, Inc. (Midstream / Pipelines)	6,289	1,784,567
Chesapeake Utilities Corp. (Utilities)	2,600	328,562
CMS Energy Corp. (Utilities)	15,302	1,187,129
Constellation Energy Corp. (Utilities)	4,115	1,149,114
Entergy Corp. (Utilities)	13,842	1,555,287
Equinix, Inc. (Communications)	1,365	1,338,028
Evergy, Inc. (Utilities)	15,274	1,251,246
OGE Energy Corp. (Utilities)	19,321	926,635
ONE Gas, Inc. (Utilities)	3,654	314,719
PG&E Corp. (Utilities)	66,286	1,164,645
PPL Corp. (Utilities)	47,318	1,807,548
Public Service Enterprise Group, Inc. (Utilities)	21,731	1,759,124
Southern Co. (The) (Utilities)	8,425	813,181
Targa Resources Corp. (Midstream / Pipelines)	4,654	1,166,897
Union Pacific Corp. (Transportation)	1,700	412,454
WEC Energy Group, Inc. (Utilities)	16,104	1,864,360
Xcel Energy, Inc. (Utilities)	24,452	1,942,467
		26,056,861
Total Common Stocks (Cost $37,887,115)		44,866,198
Short-Term Investments 2.7%
Affiliated Investment Company 1.2%
United States 1.2%
NYLI U.S. Government Liquidity Fund, 3.538% (b)	538,487	538,487

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 1.5%
United States 1.5%
Invesco Government & Agency Portfolio, 3.66% (b)(c)	679,903	$ 679,903
Total Short-Term Investments (Cost $1,218,390)		1,218,390
Total Investments (Cost $39,105,505)	101.4%	46,084,588
Other Assets, Less Liabilities	(1.4)	(618,142)
Net Assets	100.0%	$ 45,466,446

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of March 31, 2026, the aggregate market value of securities on loan was $724,697; the total market value of collateral held by the Portfolio was $757,669. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $77,766. The Portfolio received cash collateral with a value of $679,903.
(b)	Current yield as of March 31, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 483	$ 3,679	$ (3,624)	$ —	$ —	$ 538	$ 5	$ —	538

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 489,502	$ —	$ 489,502
Belgium	—	308,486	—	308,486
France	—	1,632,465	—	1,632,465
Germany	—	1,411,532	—	1,411,532
Italy	—	479,454	—	479,454
Japan	—	1,546,798	—	1,546,798
New Zealand	—	663,441	—	663,441
Spain	—	3,189,987	—	3,189,987
United Kingdom	—	2,531,688	—	2,531,688
All Other Countries	32,612,845	—	—	32,612,845
Total Common Stocks	32,612,845	12,253,353	—	44,866,198
Short-Term Investments
Affiliated Investment Company	538,487	—	—	538,487
Unaffiliated Investment Company	679,903	—	—	679,903
Total Short-Term Investments	1,218,390	—	—	1,218,390
Total Investments in Securities	$ 33,831,235	$ 12,253,353	$ —	$ 46,084,588

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM VP Candriam Emerging Markets Equity Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 87.5%
Argentina 2.4%
Vista Energy SAB de CV, ADR (Oil, Gas & Consumable Fuels) (a)	33,300	$ 2,513,151
YPF SA, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	54,000	2,495,880
		5,009,031
Brazil 5.7%
Banco BTG Pactual SA (Capital Markets)	136,000	1,477,927
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	58,000	1,771,851
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	300,000	1,582,285
Localiza Rent a Car SA (Ground Transportation)	140,000	1,269,766
NU Holdings Ltd., Class A (Banks) (a)	38,000	546,060
PRIO SA (Oil, Gas & Consumable Fuels) (a)	275,000	3,515,111
Raia Drogasil SA (Consumer Staples Distribution & Retail)	356,000	1,617,167
		11,780,167
Chile 1.3%
Antofagasta plc (Metals & Mining)	16,000	711,789
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals) (a)(b)	24,000	1,942,560
		2,654,349
China 23.3%
Advanced Micro-Fabrication Equipment, Inc., Class A (Semiconductors & Semiconductor Equipment)	26,000	1,172,617
Agricultural Bank of China Ltd., Class H (Banks)	2,600,000	1,868,727
Alibaba Group Holding Ltd. (Broadline Retail)	344,000	5,415,427
Alibaba Health Information Technology Ltd. (Consumer Staples Distribution & Retail) (a)(b)	840,000	509,494
Cambricon Technologies Corp. Ltd., Class A (Semiconductors & Semiconductor Equipment) (a)	4,200	607,832
CGN Mining Co. Ltd. (Oil, Gas & Consumable Fuels)	1,200,000	612,703
China Construction Bank Corp., Class H (Banks)	3,700,000	4,018,559
China Hongqiao Group Ltd. (Metals & Mining)	240,000	1,093,384
China Life Insurance Co. Ltd., Class H (Insurance)	265,000	846,740
China Taiping Insurance Holdings Co. Ltd. (Insurance)	388,000	1,028,415
Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	2,220,000	1,948,859
CMOC Group Ltd., Class H (Metals & Mining)	320,000	672,286
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment)	30,000	1,758,402
Hygon Information Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	18,000	557,961
Industrial & Commercial Bank of China Ltd., Class H (Banks)	1,770,000	1,570,700
J&T Global Express Ltd. (Air Freight & Logistics) (a)	720,000	940,254
Meituan (Hotels, Restaurants & Leisure) (a)(c)	117,000	1,271,491
Minth Group Ltd. (Automobile Components)	124,000	521,403
NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	8,000	524,016
Ningbo Deye Technology Co. Ltd., Class A (Electrical Equipment)	60,000	1,147,478
PDD Holdings, Inc., ADR (Broadline Retail) (a)	11,000	1,123,980
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	330,000	2,573,466
Qinghai Salt Lake Industry Co. Ltd., Class A (Chemicals) (a)	306,990	1,662,156
Shanghai Conant Optical Co. Ltd., Class H (Health Care Equipment & Supplies)	190,000	1,133,621
Shanjin International Gold Co. Ltd., Class A (Metals & Mining)	120,000	524,876
Sharetronic Data Technology Co. Ltd., Class A (Technology Hardware, Storage & Peripherals)	17,995	558,599
Sieyuan Electric Co. Ltd., Class A (Electrical Equipment)	64,000	1,899,203
Tencent Holdings Ltd. (Interactive Media & Services)	126,400	7,979,873
Western Mining Co. Ltd., Class A (Metals & Mining)	90,000	332,563

	Shares	Value
Common Stocks
China
WUS Printed Circuit Kunshan Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	99,000	$ 1,106,889
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(c)	210,000	863,923
		47,845,897
Hong Kong 0.2%
Futu Holdings Ltd., ADR (Capital Markets) (a)	2,300	314,548
Hungary 0.5%
OTP Bank Nyrt. (Banks)	10,000	1,078,280
India 9.9%
APL Apollo Tubes Ltd. (Metals & Mining)	52,000	1,094,352
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	6,800	542,665
Ashok Leyland Ltd. (Machinery)	140,000	237,626
Axis Bank Ltd. (Banks)	126,000	1,599,930
Bharti Airtel Ltd. (Wireless Telecommunication Services)	52,000	988,671
BSE Ltd. (Capital Markets)	29,000	830,158
Data Patterns India Ltd. (Aerospace & Defense)	36,000	1,183,280
Eicher Motors Ltd. (Automobiles)	9,600	690,569
Fortis Healthcare Ltd. (Health Care Providers & Services)	56,000	484,729
FSN E-Commerce Ventures Ltd. (Specialty Retail) (a)	350,000	877,406
GE Vernova T&D India Ltd. (Electrical Equipment)	34,000	1,363,640
HDFC Bank Ltd. (Banks)	178,000	1,415,344
ICICI Bank Ltd. (Banks)	72,000	937,324
Multi Commodity Exchange of India Ltd. (Capital Markets)	42,000	1,096,639
Muthoot Finance Ltd. (Consumer Finance)	16,000	537,547
Navin Fluorine International Ltd. (Chemicals)	21,500	1,411,623
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	104,000	1,507,011
Shriram Finance Ltd. (Consumer Finance)	108,000	1,003,812
State Bank of India (Banks)	166,000	1,769,119
TVS Motor Co. Ltd. (Automobiles)	21,000	768,793
		20,340,238
Nigeria 0.7%
Airtel Africa plc (Wireless Telecommunication Services) (c)	290,000	1,337,844
Peru 1.8%
Cia de Minas Buenaventura SAA, ADR (Metals & Mining)	28,000	1,009,120
Credicorp Ltd. (Banks)	4,800	1,628,064
Intercorp Financial Services, Inc. (Banks)	22,000	1,104,400
		3,741,584
Poland 0.6%
Bank Millennium SA (Banks) (a)	264,000	1,171,630
Republic of Korea 9.8%
APR Corp. (Personal Care Products)	6,400	1,433,794

	Shares	Value
Common Stocks
Republic of Korea
Doosan Co. Ltd. (Industrial Conglomerates)	1,040	$ 723,311
Hana Financial Group, Inc. (Banks)	20,000	1,416,925
Hanwha Engine (Machinery) (a)	24,000	691,103
HPSP Co. Ltd. (Semiconductors & Semiconductor Equipment)	24,000	684,166
Hyosung Heavy Industries Corp. (Electrical Equipment)	860	1,413,552
Hyundai Rotem Co. Ltd. (Machinery)	4,600	511,828
KB Financial Group, Inc. (Banks)	26,000	2,432,434
KEPCO Engineering & Construction Co., Inc. (Construction & Engineering)	9,000	910,353
KIWOOM Securities Co. Ltd. (Capital Markets)	3,600	994,323
Samsung C&T Corp. (Industrial Conglomerates)	600	101,885
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	3,000	336,990
Samsung Heavy Industries Co. Ltd. (Machinery) (a)	75,000	1,216,760
SK hynix, Inc. (Semiconductors & Semiconductor Equipment)	12,400	6,744,269
SK Square Co. Ltd. (Industrial Conglomerates) (a)	1,800	571,266
		20,182,959
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (a)(d)	22,529	—
Saudi Arabia 1.5%
Al Rajhi Bank (Banks)	106,000	3,018,709
South Africa 2.0%
FirstRand Ltd. (Financial Services)	120,000	613,367
Gold Fields Ltd. (Metals & Mining)	28,000	1,302,527
MTN Group Ltd. (Wireless Telecommunication Services)	44,000	510,552
Northam Platinum Holdings Ltd. (Metals & Mining)	32,000	668,990
Valterra Platinum Ltd. (Metals & Mining)	12,000	1,031,606
		4,127,042
Taiwan 24.3%
ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	202,000	2,215,917
Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	18,000	1,162,942
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,000	1,724,675
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	42,000	2,008,074
CTBC Financial Holding Co. Ltd. (Banks)	960,000	1,560,623
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	76,000	3,382,585
E.Sun Financial Holding Co. Ltd. (Banks)	1,160,000	1,154,954
Fortune Electric Co. Ltd. (Electrical Equipment)	30,000	755,699
Fubon Financial Holding Co. Ltd. (Insurance)	520,000	1,415,780
Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	15,500	1,081,980
Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	53,400	1,482,117
Grand Process Technology Corp. (Semiconductors & Semiconductor Equipment)	26,000	2,291,154
Gudeng Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	96,000	1,158,731
Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	17,500	2,167,002
King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	172,000	1,486,084
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	32,300	1,564,001
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	360,000	20,295,157

	Shares	Value
Common Stocks
Taiwan
Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	120,000	$ 1,737,054
Yageo Corp. (Electronic Equipment, Instruments & Components)	150,000	1,196,892
		49,841,421
Thailand 0.5%
PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	900,000	963,240
Turkey 2.6%
Aselsan Elektronik Sanayi ve Ticaret A/S (Aerospace & Defense)	320,000	2,308,917
Coca-Cola Icecek A/S (Beverages)	640,000	1,028,084
Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	360,000	2,077,321
		5,414,322
United States 0.4%
Laureate Education, Inc. (Diversified Consumer Services) (a)	22,000	766,480
Total Common Stocks (Cost $149,304,177)		179,587,741
Preferred Stocks 8.6%
Brazil 2.2%
Itau Unibanco Holding SA (Banks)	136,000	1,141,593
Petroleo Brasileiro SA - Petrobras (Oil, Gas & Consumable Fuels) 2.69%	360,000	3,382,569
		4,524,162
Republic of Korea 6.4%
Hyundai Motor Co. (Automobiles)	5,200	823,136
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	156,000	12,420,957
		13,244,093
Total Preferred Stocks (Cost $11,706,130)		17,768,255
Short-Term Investment 0.7%
Unaffiliated Investment Company 0.7%
United States 0.7%
Invesco Government & Agency Portfolio, 3.66% (e)(f)	1,395,150	1,395,150
Total Short-Term Investment (Cost $1,395,150)		1,395,150
Total Investments (Cost $162,405,457)	96.8%	198,751,146
Other Assets, Less Liabilities	3.2	6,548,676
Net Assets	100.0%	$ 205,299,822

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2026, the aggregate market value of securities on loan was $1,342,819. The Portfolio received cash collateral with a value of $1,395,150.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of March 31, 2026.
(f)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Chile	$ 1,942,560	$ 711,789	$ —	$ 2,654,349
China	1,123,980	46,721,917	—	47,845,897
Hungary	—	1,078,280	—	1,078,280
India	—	20,340,238	—	20,340,238
Nigeria	—	1,337,844	—	1,337,844
Poland	—	1,171,630	—	1,171,630
Republic of Korea	—	20,182,959	—	20,182,959
Saudi Arabia	—	3,018,709	—	3,018,709
South Africa	—	4,127,042	—	4,127,042
Taiwan	—	49,841,421	—	49,841,421
Thailand	—	963,240	—	963,240
Turkey	—	5,414,322	—	5,414,322
All Other Countries	21,611,810	—	—	21,611,810
Total Common Stocks	24,678,350	154,909,391	—	179,587,741
Preferred Stocks	4,524,162	13,244,093	—	17,768,255
Short-Term Investment
Unaffiliated Investment Company	1,395,150	—	—	1,395,150
Total Investments in Securities	$ 30,597,662	$ 168,153,484	$ —	$ 198,751,146

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM VP Epoch U.S. Equity Yield Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 2.7%
General Dynamics Corp.	22,672	$ 7,781,484
Lockheed Martin Corp.	15,429	9,325,133
RTX Corp.	37,032	7,143,473
		24,250,090
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	67,673	6,657,670
Banks 8.7%
Bank of America Corp.	359,070	17,504,662
Columbia Banking System, Inc.	275,211	7,549,038
JPMorgan Chase & Co.	62,605	18,415,887
Regions Financial Corp.	254,974	6,659,921
Truist Financial Corp.	128,416	5,903,283
U.S. Bancorp	206,768	10,754,004
Wells Fargo & Co.	138,900	11,057,829
		77,844,624
Beverages 2.3%
Coca-Cola Co. (The)	72,554	5,517,732
Coca-Cola Europacific Partners plc	91,640	8,308,999
PepsiCo, Inc.	42,290	6,567,214
		20,393,945
Biotechnology 3.2%
AbbVie, Inc.	81,105	17,639,526
Amgen, Inc.	15,768	5,547,971
Gilead Sciences, Inc.	41,611	5,799,325
		28,986,822
Capital Markets 2.5%
BlackRock, Inc.	10,279	9,885,417
CME Group, Inc.	24,297	7,176,119
Lazard, Inc.	119,129	5,060,600
		22,122,136
Chemicals 3.4%
Linde plc	18,750	9,295,500
Nutrien Ltd.	142,742	10,771,311
PPG Industries, Inc.	48,673	5,202,170
Scotts Miracle-Gro Co. (The)	90,717	5,516,501
		30,785,482
Commercial Services & Supplies 0.7%
Republic Services, Inc.	28,218	6,180,306
Communications Equipment 1.7%
Cisco Systems, Inc.	194,676	15,104,911

	Shares	Value
Common Stocks
Consumer Staples Distribution & Retail 1.7%
Walmart, Inc.	124,717	$ 15,499,829
Diversified Telecommunication Services 3.7%
AT&T, Inc.	444,104	12,874,575
Comcast Corp., Class A	282,429	8,108,537
Verizon Communications, Inc.	244,176	12,257,635
		33,240,747
Electric Utilities 6.8%
Alliant Energy Corp.	83,346	5,980,909
American Electric Power Co., Inc.	113,622	14,893,572
Duke Energy Corp.	36,737	4,810,343
Entergy Corp.	119,885	13,470,278
NextEra Energy, Inc.	122,824	11,407,893
OGE Energy Corp.	107,984	5,178,913
Pinnacle West Capital Corp.	50,116	5,049,187
		60,791,095
Electrical Equipment 3.2%
Eaton Corp. plc	31,657	11,322,759
Emerson Electric Co.	81,805	10,718,091
Hubbell, Inc.	13,682	6,714,305
		28,755,155
Financial Services 0.6%
Voya Financial, Inc.	75,766	5,176,333
Food Products 1.7%
Hormel Foods Corp.	209,863	4,753,397
McCormick & Co., Inc. (Non-Voting)	94,880	4,785,747
Mondelez International, Inc., Class A	95,870	5,525,947
		15,065,091
Health Care Equipment & Supplies 1.4%
Medtronic plc	150,529	13,043,338
Health Care Providers & Services 2.4%
CVS Health Corp.	184,512	13,251,652
UnitedHealth Group, Inc.	29,684	8,032,193
		21,283,845
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp.	33,498	10,410,843
Vail Resorts, Inc. (a)	36,693	4,708,446
		15,119,289
Household Products 1.6%
Colgate-Palmolive Co.	72,231	6,156,248

	Shares	Value
Common Stocks
Household Products
Procter & Gamble Co. (The)	60,280	$ 8,706,843
		14,863,091
Industrial Conglomerates 1.0%
Honeywell International, Inc.	38,252	8,646,100
Industrial REITs 0.9%
Prologis, Inc.	64,020	8,462,164
Insurance 3.8%
Marsh & McLennan Cos., Inc.	45,139	7,829,360
MetLife, Inc.	194,141	13,729,651
Travelers Cos., Inc. (The)	42,636	12,436,068
		33,995,079
Interactive Media & Services 1.8%
Alphabet, Inc., Class C	30,847	8,848,771
Meta Platforms, Inc., Class A	12,679	7,254,036
		16,102,807
IT Services 1.8%
Accenture plc, Class A	25,455	5,047,472
International Business Machines Corp.	46,980	11,387,482
		16,434,954
Leisure Products 1.4%
Hasbro, Inc.	131,631	12,320,662
Machinery 2.4%
Cummins, Inc.	17,789	9,570,838
Snap-on, Inc.	18,026	6,547,404
Toro Co. (The)	63,433	5,927,179
		22,045,421
Media 1.0%
Omnicom Group, Inc.	119,121	8,971,002
Multi-Utilities 2.3%
Ameren Corp.	44,398	4,880,228
CMS Energy Corp.	69,795	5,414,696
NiSource, Inc.	107,574	5,019,403
WEC Energy Group, Inc.	44,797	5,186,149
		20,500,476
Oil, Gas & Consumable Fuels 5.4%
Chevron Corp.	92,815	19,203,423
Enterprise Products Partners LP	279,846	10,589,373
MPLX LP	166,121	9,480,525

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
TotalEnergies SE (a)	97,871	$ 8,904,304
		48,177,625
Pharmaceuticals 6.7%
Bristol-Myers Squibb Co.	126,769	7,688,540
Eli Lilly & Co.	10,235	9,413,846
Johnson & Johnson	82,160	20,083,190
Merck & Co., Inc.	120,999	14,554,970
Pfizer, Inc.	298,112	8,370,985
		60,111,531
Professional Services 0.5%
Paychex, Inc.	47,014	4,330,930
Retail REITs 1.1%
NNN REIT, Inc.	116,541	4,898,218
Realty Income Corp.	80,809	4,943,895
		9,842,113
Semiconductors & Semiconductor Equipment 5.5%
Analog Devices, Inc.	36,576	11,636,289
Broadcom, Inc.	59,754	18,494,461
KLA Corp.	4,288	6,313,694
Microchip Technology, Inc.	86,669	5,599,684
Texas Instruments, Inc.	38,532	7,480,602
		49,524,730
Software 1.9%
Microsoft Corp.	32,165	11,906,518
Salesforce, Inc.	29,199	5,450,577
		17,357,095
Specialized REITs 2.2%
American Tower Corp.	28,572	4,930,956
Iron Mountain, Inc.	77,422	7,907,883
VICI Properties, Inc.	243,190	6,643,951
		19,482,790
Specialty Retail 1.3%
Best Buy Co., Inc.	74,589	4,788,614
Home Depot, Inc. (The)	20,928	6,883,010
		11,671,624
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	23,567	5,981,069
Dell Technologies, Inc., Class C	78,380	12,864,509
Hewlett Packard Enterprise Co.	350,720	8,350,643
NetApp, Inc.	76,471	7,829,866
		35,026,087

	Shares	Value
Common Stocks
Tobacco 1.3%
Philip Morris International, Inc.	68,575	$ 11,338,190
Trading Companies & Distributors 1.5%
MSC Industrial Direct Co., Inc., Class A	93,510	8,628,167
Watsco, Inc.	14,725	5,356,808
		13,984,975
Water Utilities 0.5%
Essential Utilities, Inc.	122,863	4,947,693
Total Common Stocks (Cost $681,818,871)		888,437,847
Short-Term Investments 0.9%
Affiliated Investment Company 0.8%
NYLI U.S. Government Liquidity Fund, 3.538% (b)	7,545,422	7,545,422
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 3.66% (b)(c)	1,039,878	1,039,878
Total Short-Term Investments (Cost $8,585,300)		8,585,300
Total Investments (Cost $690,404,171)	99.8%	897,023,147
Other Assets, Less Liabilities	0.2	1,383,527
Net Assets	100.0%	$ 898,406,674

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of March 31, 2026, the aggregate market value of securities on loan was $13,259,164; the total market value of collateral held by the Portfolio was $13,599,301. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $12,559,423. The Portfolio received cash collateral with a value of $1,039,878.
(b)	Current yield as of March 31, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 15,387	$ 36,014	$ (43,856)	$ —	$ —	$ 7,545	$ 86	$ —	7,545

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 888,437,847	$ —	$ —	$ 888,437,847
Short-Term Investments
Affiliated Investment Company	7,545,422	—	—	7,545,422
Unaffiliated Investment Company	1,039,878	—	—	1,039,878
Total Short-Term Investments	8,585,300	—	—	8,585,300
Total Investments in Securities	$ 897,023,147	$ —	$ —	$ 897,023,147

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM VP Fidelity Institutional AM® Utilities Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.1%
Construction & Engineering 2.0%
Centuri Holdings, Inc. (a)	75,900	$ 2,217,039
MasTec, Inc. (a)	27,700	8,912,198
Quanta Services, Inc.	12,300	6,752,946
		17,882,183
Electric Utilities 69.4%
Alliant Energy Corp.	236,700	16,985,592
American Electric Power Co., Inc.	309,600	40,582,368
Constellation Energy Corp.	227,390	63,498,657
Duke Energy Corp.	469,237	61,441,893
Entergy Corp.	423,830	47,621,539
Evergy, Inc.	338,300	27,713,536
Exelon Corp.	845,500	41,446,410
IDACORP, Inc.	18,900	2,702,133
NextEra Energy, Inc.	1,318,719	122,482,621
NRG Energy, Inc.	372,283	54,405,437
Oklo, Inc. (a)(b)	6,700	332,253
PG&E Corp.	1,894,240	33,281,797
PPL Corp.	767,269	29,309,676
Southern Co. (The)	264,042	25,485,334
Xcel Energy, Inc.	514,320	40,857,581
		608,146,827
Electrical Equipment 3.2%
Bloom Energy Corp., Class A (a)	12,400	1,680,076
GE Vernova, Inc.	8,700	7,594,230
Nextpower, Inc., Class A (a)	113,700	13,706,535
Siemens Energy AG	28,900	4,756,233
		27,737,074
Gas Utilities 0.9%
UGI Corp.	210,825	7,678,247
Independent Power and Renewable Electricity Producers 5.9%
Talen Energy Corp. (a)	28,200	9,002,286
Vistra Corp.	283,586	42,631,483
		51,633,769
Machinery 0.2%
Caterpillar, Inc.	3,100	2,196,226
Media 0.7%
EchoStar Corp., Class A (a)(b)	50,800	5,947,156
Multi-Utilities 16.7%
Ameren Corp.	303,166	33,324,007
CenterPoint Energy, Inc.	776,246	33,502,777
NiSource, Inc.	579,772	27,052,161

	Shares	Value
Common Stocks
Multi-Utilities
Sempra	537,409	$ 52,220,033
		146,098,978
Oil, Gas & Consumable Fuels 0.1%
Cameco Corp.	8,400	912,324
Total Common Stocks (Cost $721,069,951)		868,232,784
Short-Term Investments 0.8%
Affiliated Investment Company 0.8%
NYLI U.S. Government Liquidity Fund, 3.538% (c)	6,842,148	6,842,148
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 3.66% (c)(d)	127,095	127,095
Total Short-Term Investments (Cost $6,969,243)		6,969,243
Total Investments (Cost $728,039,194)	99.9%	875,202,027
Other Assets, Less Liabilities	0.1	818,357
Net Assets	100.0%	$ 876,020,384

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2026, the aggregate market value of securities on loan was $399,377; the total market value of collateral held by the Portfolio was $417,239. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $290,144. The Portfolio received cash collateral with a value of $127,095.
(c)	Current yield as of March 31, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,838	$ 45,262	$ (40,258)	$ —	$ —	$ 6,842	$ 86	$ —	6,842

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Electrical Equipment	$ 22,980,841	$ 4,756,233	$ —	$ 27,737,074
All Other Industries	840,495,710	—	—	840,495,710
Total Common Stocks	863,476,551	4,756,233	—	868,232,784
Short-Term Investments
Affiliated Investment Company	6,842,148	—	—	6,842,148
Unaffiliated Investment Company	127,095	—	—	127,095
Total Short-Term Investments	6,969,243	—	—	6,969,243
Total Investments in Securities	$ 870,445,794	$ 4,756,233	$ —	$ 875,202,027

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM VP Floating Rate Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.6%
Asset-Backed Securities 4.2%
Other Asset-Backed Securities 4.2%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
5.672% (3 Month SOFR + 2.00%), due 4/15/37	$ 525,000	$ 525,260
Series 2024-1A, Class D
7.522% (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,241,889
720 East CLO VI Ltd. (a)(b)
Series 2024-3A, Class B
5.318% (3 Month SOFR + 1.65%), due 1/20/38	694,433	693,145
Series 2024-3A, Class D2
7.768% (3 Month SOFR + 4.10%), due 1/20/38	1,250,000	1,190,870
720 East CLO VIII Ltd.
Series 2025-8A, Class D1
6.879% (3 Month SOFR + 2.80%), due 7/20/38 (a)(b)	2,000,000	1,961,502
AGL CLO 44 Ltd.
Series 2025-44A, Class D1
6.331% (3 Month SOFR + 2.50%), due 10/22/37 (a)(b)	1,500,000	1,478,980
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D2R
7.868% (3 Month SOFR + 4.20%), due 7/17/37 (a)(b)	1,937,500	1,919,640
AIMCO CLO 20 Ltd.
Series 2023-20A, Class D1R
6.271% (3 Month SOFR + 2.60%), due 10/16/38 (a)(b)	3,000,000	2,960,361
AIMCO CLO 27 Ltd.
Series 2026-27A, Class D1
6.331% (3 Month SOFR + 2.65%), due 4/20/39 (a)(b)(c)	1,000,000	998,249
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class C1R
7.418% (3 Month SOFR + 3.75%), due 4/25/38 (a)(b)	2,000,000	2,003,638
Benefit Street Partners CLO 47 Ltd.
Series 2026-47A, Class D1
5.971% (3 Month SOFR + 2.30%), due 4/15/39 (a)(b)	3,250,000	3,235,567
CIFC Funding Ltd.
Series 2022-3A, Class DR
6.42% (3 Month SOFR + 2.75%), due 4/21/35 (a)(b)	4,000,000	3,981,648
Elmwood CLO 26 Ltd. (a)(b)
Series 2024-1A, Class B
5.668% (3 Month SOFR + 2.00%), due 4/18/37	1,500,000	1,500,000
Series 2024-1A, Class D
7.268% (3 Month SOFR + 3.60%), due 4/18/37	1,200,000	1,200,000
Elmwood CLO 35 Ltd. (a)(b)
Series 2024-11A, Class B
5.318% (3 Month SOFR + 1.65%), due 10/18/37	1,000,000	1,000,284
Series 2024-11A, Class D2
7.668% (3 Month SOFR + 4.00%), due 10/18/37	600,000	589,496
Elmwood CLO 45 Ltd.
Series 2025-8A, Class D
6.489% (3 Month SOFR + 2.60%), due 10/17/38 (a)(b)	2,500,000	2,468,567

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Empower CLO Ltd. (a)(b)
Series 2023-2A, Class BR
5.372% (3 Month SOFR + 1.70%), due 10/15/38	$ 1,250,000	$ 1,242,609
Series 2022-1A, Class BR
5.418% (3 Month SOFR + 1.75%), due 10/20/37	1,250,000	1,238,064
Series 2023-2A, Class D1R
6.472% (3 Month SOFR + 2.80%), due 10/15/38	1,250,000	1,204,250
Series 2022-1A, Class D1R
6.668% (3 Month SOFR + 3.00%), due 10/20/37	1,250,000	1,211,676
Magnetite XXIII Ltd.
Series 2019-23A, Class DR2
5.897% (3 Month SOFR + 2.25%), due 1/25/35 (a)(b)	3,000,000	2,826,651
Palmer Square CLO Ltd. (a)(b)
Series 2024-1A, Class B
5.672% (3 Month SOFR + 2.00%), due 4/15/37	1,250,000	1,250,000
Series 2026-1A, Class D
6.024% (3 Month SOFR + 2.35%), due 4/20/39	2,000,000	1,960,472
Series 2022-2A, Class D1R
6.668% (3 Month SOFR + 3.00%), due 7/20/37	625,000	606,728
Series 2024-1A, Class D
7.072% (3 Month SOFR + 3.40%), due 4/15/37	1,250,000	1,250,000
Series 2022-2A, Class D2R
7.868% (3 Month SOFR + 4.20%), due 7/20/37	625,000	611,467
Palmer Square Loan Funding Ltd.
Series 2025-3A, Class C
6.11% (3 Month SOFR + 2.40%), due 1/15/34 (a)(b)	1,500,000	1,437,020
Sixth Street CLO XXIV Ltd. (a)(b)
Series 2024-24A, Class B
5.671% (3 Month SOFR + 2.00%), due 4/23/37	1,500,000	1,501,303
Series 2024-24A, Class D
7.271% (3 Month SOFR + 3.60%), due 4/23/37	1,500,000	1,500,420
Texas Debt Capital CLO Ltd.
Series 2023-1A, Class D1R
6.418% (3 Month SOFR + 2.75%), due 7/20/38 (a)(b)	1,500,000	1,488,507
Total Asset-Backed Securities (Cost $48,956,941)		48,278,263
Corporate Bonds 6.4%
Aerospace & Defense 0.0% ‡
TransDigm, Inc.
6.75%, due 1/31/34 (a)	250,000	253,276
Airlines 0.3%
JetBlue Airways Corp.
9.875%, due 9/20/31 (a)	2,200,000	2,079,129

	Principal Amount	Value
Corporate Bonds
Airlines
United Airlines, Inc.
4.625%, due 4/15/29 (a)	$ 600,000	$ 588,674
VistaJet Malta Finance plc
9.50%, due 6/1/28 (a)	1,000,000	976,947
		3,644,750
Auto Manufacturers 0.2%
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,064,095
Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd.
7.50%, due 2/15/33 (a)	1,100,000	1,112,105
American Axle & Manufacturing, Inc.
6.875%, due 7/1/28	624,000	623,217
		1,735,322
Building Materials 0.3%
CP Atlas Buyer, Inc.
9.75%, due 7/15/30 (a)	1,800,000	1,688,001
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	1,500,000	1,465,557
Wilsonart LLC
11.00%, due 8/15/32 (a)	500,000	362,441
		3,515,999
Chemicals 0.2%
ASP Unifrax Holdings, Inc.
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29 (a)(d)	252,174	15,122
NOVA Chemicals Corp.
7.00%, due 12/1/31 (a)	1,950,000	2,064,032
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	300,000	275,916
		2,355,070
Commercial Services 0.4%
Avis Budget Car Rental LLC
8.25%, due 1/15/30 (a)	1,000,000	1,005,940
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	1,350,000	1,210,717
Clarivate Science Holdings Corp.
4.875%, due 7/1/29 (a)	300,000	260,306
ION Platform Finance US, Inc.
7.875%, due 9/30/32 (a)	2,700,000	2,089,869
WEX, Inc.
6.50%, due 3/15/33 (a)	400,000	391,829
		4,958,661

	Principal Amount	Value
Corporate Bonds
Computers 0.0% ‡
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	$ 340,000	$ 351,835
Distribution & Wholesale 0.2%
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	2,380,000	2,223,291
Diversified Financial Services 0.5%
Azorra Finance Ltd.
7.75%, due 4/15/30 (a)	1,250,000	1,287,464
Focus Financial Partners LLC
6.75%, due 9/15/31 (a)	1,500,000	1,489,720
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	560,000	572,457
8.00%, due 2/15/27	750,000	756,900
TrueNoord Capital DAC
8.75%, due 3/1/30 (a)	1,000,000	1,021,076
		5,127,617
Electric 0.3%
Lightning Power LLC
7.25%, due 8/15/32 (a)	980,000	1,018,688
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,494,707
XPLR Infrastructure Operating Partners LP
8.625%, due 3/15/33 (a)	700,000	739,493
		3,252,888
Entertainment 0.1%
Great Canadian Gaming Corp.
8.75%, due 11/15/29 (a)	1,000,000	975,606
Food 0.0% ‡
US Foods, Inc.
7.25%, due 1/15/32 (a)	250,000	258,692
Forest Products & Paper 0.1%
Magnera Corp.
7.25%, due 11/15/31 (a)	750,000	694,200
Healthcare-Products 0.1%
Embecta Corp.
6.75%, due 2/15/30 (a)	1,500,000	1,402,485
Medline Borrower LP
5.25%, due 10/1/29 (a)	200,000	198,239
		1,600,724

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.3%
Concentra Health Services, Inc.
6.875%, due 7/15/32 (a)	$ 1,000,000	$ 1,033,864
LifePoint Health, Inc. (a)
8.375%, due 2/15/32	750,000	800,942
10.00%, due 6/1/32	1,000,000	1,021,230
		2,856,036
Housewares 0.2%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	2,500,000	2,580,500
Insurance 0.3%
Acrisure LLC (a)
8.25%, due 2/1/29	550,000	543,725
8.50%, due 6/15/29	1,050,000	1,040,041
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	2,000,000	2,006,718
		3,590,484
Internet 0.0% ‡
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	560,000	560,567
Lodging 0.0% ‡
Boyd Gaming Corp.
4.75%, due 12/1/27	400,000	395,841
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/23/29 (a)	220,000	121,942
GrafTech Global Enterprises, Inc.
9.875%, due 12/23/29 (a)	900,000	574,827
		696,769
Media 0.5%
Gray Media, Inc.
10.50%, due 7/15/29 (a)	936,000	994,641
Univision Communications, Inc. (a)
8.00%, due 8/15/28	2,113,000	2,144,678
8.50%, due 7/31/31	1,750,000	1,758,540
VZ Secured Financing BV
7.50%, due 1/15/33 (a)	700,000	659,823
		5,557,682
Mining 0.1%
Novelis Corp.
6.875%, due 1/30/30 (a)	1,530,000	1,543,267

	Principal Amount	Value
Corporate Bonds
Oil & Gas 0.3%
SM Energy Co. (a)
6.75%, due 8/1/29	$ 900,000	$ 913,632
7.00%, due 8/1/32	900,000	918,985
8.625%, due 11/1/30	1,130,000	1,192,247
		3,024,864
Oil & Gas Services 0.1%
Star Holding LLC
8.75%, due 8/1/31 (a)	1,250,000	1,268,169
Packaging & Containers 0.3%
Clydesdale Acquisition Holdings, Inc. (a)
6.75%, due 4/15/32	600,000	567,686
6.875%, due 1/15/30	714,000	693,989
8.75%, due 4/15/30	100,000	93,307
LABL, Inc.
8.625%, due 10/1/31 (a)	2,000,000	960,000
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	790,000	769,005
		3,083,987
Pharmaceuticals 0.1%
1261229 B.C. Ltd.
10.00%, due 4/15/32 (a)	350,000	358,345
Endo Finance Holdings LP
8.50%, due 4/15/31 (a)	863,000	903,625
		1,261,970
Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	400,000	413,380
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	500,000	515,074
		928,454
Real Estate Investment Trusts 0.1%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	350,000	346,271
RHP Hotel Properties LP
7.25%, due 7/15/28 (a)	900,000	918,886
		1,265,157
Retail 0.3%
1011778 B.C. Unlimited Liability Co.
4.00%, due 10/15/30 (a)	1,040,000	977,522
Global Auto Holdings Ltd.
8.375%, due 1/15/29 (a)	1,500,000	1,370,295

	Principal Amount	Value
Corporate Bonds
Retail
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	$ 1,000,000	$ 730,767
		3,078,584
Software 0.2%
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	1,330,000	1,261,419
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	1,500,000	1,497,747
		2,759,166
Telecommunications 0.3%
Altice France SA
6.50%, due 10/15/31 (a)	1,500,000	1,422,543
Zegona Finance plc
8.625%, due 7/15/29 (a)	1,800,000	1,885,586
		3,308,129
Transportation 0.1%
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	830,000	863,281
Trucking & Leasing 0.1%
FTAI Aviation Investors LLC
7.00%, due 6/15/32 (a)	1,150,000	1,178,883
Total Corporate Bonds (Cost $75,465,553)		72,813,816
Loan Assignments 85.0%
Aerospace & Defense 3.7%
AAdvantage Loyalty IP Ltd.
First Lien 2025 Incremental Term Loan
6.418% (3 Month SOFR + 2.75%), due 5/28/32 (b)	2,183,500	2,160,755
Arcline FM Holdings LLC
First Lien 2025-1 New Term Loan
6.45% (3 Month SOFR + 2.75%), due 6/24/30 (b)	3,210,577	3,209,239
Asplundh Tree Expert LLC
First Lien 2021 Refinancing Term Loan
5.523% (1 Month SOFR + 1.75%), due 9/6/27 (b)	2,444,197	2,443,177
Chromalloy Corp.
First Lien Term Loan 6.911% - 6.932%
(3 Month SOFR + 3.25%), due 3/27/31 (b)	4,948,583	4,943,427
Cobham Ultra SeniorCo SARL
First Lien USD Facility Term Loan B
7.791% (6 Month SOFR + 3.75%), due 8/3/29 (b)	1,458,392	1,460,518

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
Dynasty Acquisition Co., Inc. (b)
First Lien Initial Term Loan B1
5.668% (1 Month SOFR + 2.00%), due 10/31/31	$ 369,617	$ 369,387
First Lien Initial Term Loan B2
5.668% (1 Month SOFR + 2.00%), due 10/31/31	140,591	140,513
Engineering Research and Consulting LLC
First Lien Term Loan B
8.70% (3 Month SOFR + 5.00%), due 8/15/31 (b)	2,569,975	2,004,580
Galileo Parent, Inc.
First Lien Initial Term Loan
8.118% (6 Month SOFR + 4.50%), due 3/3/33 (b)	2,500,000	2,453,125
Goat Holdco LLC
First Lien Term Loan B
6.168% (1 Month SOFR + 2.50%), due 1/27/32 (b)	3,924,137	3,914,326
Kaman Corp. (b)
First Lien Delayed Term Loan 6.146% - 6.15%
(3 Month SOFR + 2.50%), due 2/26/32	16,834	16,816
First Lien Initial Term Loan
6.173% (1 Month SOFR + 2.50%), due 2/26/32	906,940	906,121
PAC DAC LLC
First Lien Term Loan B
6.917% (3 Month SOFR + 3.25%), due 10/28/30 (b)	3,000,000	2,951,250
TransDigm, Inc. (b)
First Lien Tranche Term Loan K
5.923% (1 Month SOFR + 2.25%), due 3/22/30	9,443,840	9,437,617
First Lien Term Loan N
6.16% (3 Month SOFR + 2.50%), due 2/14/33	600,000	600,000
First Lien Tranche Term Loan L
6.173% (1 Month SOFR + 2.50%), due 1/19/32	985,000	984,206
Vista Management Holding, Inc.
First Lien Initial Term Loan
7.411% (3 Month SOFR + 3.75%), due 4/1/31 (b)	3,959,692	3,909,372
		41,904,429
Animal Food 0.2%
Alltech, Inc.
First Lien Term Loan B2
8.032% (1 Month SOFR + 4.25%), due 8/13/30 (b)	2,189,085	2,196,381
Automobile 3.3%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.20% (3 Month SOFR + 4.50%), due 5/28/32 (b)	3,183,487	3,153,244
American Axle & Manufacturing, Inc.
First Lien Tranche Term Loan C
6.912% (3 Month SOFR + 3.25%), due 2/3/33 (b)	2,475,000	2,456,438

	Principal Amount	Value
Loan Assignments
Automobile
Autokiniton US Holdings, Inc.
First Lien Term Loan B
7.782% (1 Month SOFR + 4.00%), due 4/6/28 (b)	$ 2,899,776	$ 2,857,729
Clarios Global LP (b)
First Lien 2024 Dollar Term Loan
6.168% (1 Month SOFR + 2.50%), due 5/6/30	2,379,775	2,371,594
First Lien Amendment No. 6 Dollar Term Loan
6.423% (1 Month SOFR + 2.75%), due 1/28/32	4,975,000	4,959,453
First Brands Group LLC (b)
First Lien DIP Roll Up Term Loan
10.671% (1 Month SOFR + 7.00%), due 6/29/26	1,333,420	893
First Lien 2021 Term Loan
10.779% (1 Month SOFR + 7.00%), due 3/30/27 (e)(f)	820,475	2,051
First Lien 2022-II Incremental Term Loan
10.779% (1 Month SOFR + 7.00%), due 3/30/27 (e)(f)	263,390	659
First Lien USD DIP New Money Term Loan
13.671% (1 Month SOFR + 10.00%), due 6/29/26	3,115	685
Gates Corp.
First Lien Initial Dollar Term Loan B5
5.418% (1 Month SOFR + 1.75%), due 6/4/31 (b)	3,435,032	3,429,402
Gates Global LLC
First Lien Initial Dollar Term Loan B4
5.418% (1 Month SOFR + 1.75%), due 11/16/29 (b)	1,582,174	1,578,921
LSF12 Helix Parent LLC
First Lien Term Loan B
7.168% (1 Month SOFR + 3.50%), due 2/10/33 (b)	3,882,333	3,824,098
Mavis Tire Express Services Topco Corp.
First Lien 2025 Incremental Term Loan
6.668% (1 Month SOFR + 3.00%), due 5/4/28 (b)	6,003,675	5,993,043
OPENLANE, Inc.
First Lien 2025 Incremental Term Loan
6.14% (3 Month SOFR + 2.50%), due 10/8/32 (b)	2,992,500	2,986,889
Wand NewCo 3, Inc.
First Lien Initial Term Loan
6.168% (1 Month SOFR + 2.50%), due 1/30/31 (b)	4,081,115	4,041,577
		37,656,676
Banking 0.9%
Edelman Financial Engines Center LLC (The)
First Lien Initial Term Loan
6.668% (1 Month SOFR + 3.00%), due 4/7/28 (b)	3,561,867	3,555,634
Jane Street Group LLC
First Lien Extended Term Loan
5.673% (3 Month SOFR + 2.00%), due 12/15/31 (b)	6,451,625	6,321,696
		9,877,330

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco 2.5%
CHG PPC Parent LLC
First Lien 2021-1 US Term Loan
6.782% (1 Month SOFR + 3.00%), due 12/8/28 (b)	$ 3,235,505	$ 3,228,766
Chobani LLC
First Lien Closing Date Term Loan
5.918% (1 Month SOFR + 2.25%), due 10/28/32 (b)	2,992,500	2,991,004
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
7.676% (1 Month SOFR + 4.00%), due 12/9/31 (b)	2,631,629	2,519,784
Froneri International Ltd.
First Lien Facility Term Loan B4
5.877% (6 Month SOFR + 2.25%), due 9/30/31 (b)	1,407,669	1,377,902
Froneri US, Inc.
First Lien Facility Term Loan B6
5.877% (6 Month SOFR + 2.25%), due 9/30/32 (b)	2,992,500	2,930,986
Naked Juice LLC (b)
First Lien Second Out Term Loan
7.022% (3 Month SOFR + 3.25%), due 1/24/29	1,278,465	675,189
First Lien First Out Term Loan
9.20% (3 Month SOFR + 5.50%), due 1/24/29	1,547,856	1,538,828
Pegasus Bidco BV
First Lien 2025-1 Dollar Term Loan
6.403% (3 Month SOFR + 2.75%), due 7/12/29 (b)	3,531,170	3,520,870
Primo Brands Corp.
First Lien Term Loan B
6.809% (1 Year SOFR + 2.75%), due 3/31/31 (b)	4,666,667	4,670,167
Sazerac Co., Inc.
First Lien Term Loan B2
5.67% (1 Month SOFR + 2.00%), due 7/9/32 (b)	1,246,875	1,245,143
TreeHouse Foods, Inc.
First Lien Initial Term Loan
7.814% (1 Month SOFR + 4.25%), due 2/11/33 (b)	4,000,000	3,982,000
		28,680,639
Broadcasting & Entertainment 1.8%
Altice France SA
First Lien USD Term Loan B14
10.547% (3 Month SOFR + 6.875%), due 5/30/31 (b)	2,233,756	2,236,549
Charter Communications Operating LLC
First Lien Term Loan B5
5.911% (3 Month SOFR + 2.25%), due 12/15/31 (b)	3,471,130	3,471,131
CMG Media Corp.
First Lien Facility Term Loan
7.30% (3 Month SOFR + 3.50%), due 6/18/29 (b)	1,702,487	1,587,569
Creative Artists Agency LLC
First Lien Term Loan
6.168% (1 Month SOFR + 2.50%), due 10/1/31 (b)	5,285,917	5,273,526

	Principal Amount	Value
Loan Assignments
Broadcasting & Entertainment
Gray Media, Inc.
First Lien Term Loan D
6.779% (1 Month SOFR + 3.00%), due 12/1/28 (b)	$ 828,624	$ 827,691
Univision Communications, Inc. (b)
First Lien Initial Term Loan
7.032% (1 Month SOFR + 3.25%), due 1/31/29	3,966,031	3,901,583
First Lien 2024 Replacement Term Loan
7.282% (1 Month SOFR + 3.50%), due 1/23/29	2,462,406	2,449,067
First Lien 2022 Incremental Term Loan
7.95% (3 Month SOFR + 4.25%), due 6/25/29	649,687	646,168
		20,393,284
Buildings & Real Estate 1.2%
Allspring Buyer LLC
First Lien 2024 Specified Refinancing Term Loan
6.688% (3 Month SOFR + 3.00%), due 11/1/30 (b)	3,131,739	3,130,061
Core & Main LP
First Lien Tranche Term Loan D
5.676% (1 Month SOFR + 2.00%), due 7/27/28 (b)	1,092,398	1,091,715
Cornerstone Building Brands, Inc. (b)
First Lien New Term Loan B
7.024% (3 Month SOFR + 3.25%), due 4/12/28	419,891	235,139
First Lien Initial Term Loan
9.299% (3 Month SOFR + 5.625%), due 8/1/28	1,161,000	676,282
Cushman & Wakefield US Borrower LLC
First Lien 2025-3 Term Loan
6.168% (1 Month SOFR + 2.50%), due 1/31/30 (b)	1,284,414	1,281,203
LSF12 Crown US Commercial Bidco LLC
First Lien 2026 Refinancing Term Loan
6.668% (1 Month SOFR + 3.00%), due 12/2/31 (b)	4,944,823	4,943,587
WEC US Holdings, Inc.
First Lien Initial Term Loan
5.668% (1 Month SOFR + 2.00%), due 1/27/31 (b)	1,473,760	1,470,351
Wilsonart LLC
First Lien Initial Term Loan
7.922% (3 Month SOFR + 4.25%), due 8/5/31 (b)	1,439,879	1,250,535
		14,078,873
Capital Equipment 1.3%
CPM Holdings, Inc.
First Lien Initial Term Loan
8.168% (1 Month SOFR + 4.50%), due 9/28/28 (b)	1,952,544	1,952,056
Discovery Energy Holding Corp.
First Lien 2026 Dollar Term Loan
6.70% (1 Month SOFR + 3.00%), due 5/1/31 (b)	4,465,011	4,453,848
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
5.95% (6 Month SOFR + 2.25%), due 8/4/31 (b)	2,472,534	2,466,071

	Principal Amount	Value
Loan Assignments
Capital Equipment
MIWD Holdco II LLC
First Lien 2024 Incremental Term Loan
6.423% (1 Month SOFR + 2.75%), due 3/28/31 (b)	$ 1,071,900	$ 984,808
Resilience Parent LLC
First Lien Initial Term Loan
6.126% (6 Month SOFR + 2.50%), due 2/28/33 (b)	3,500,000	3,480,750
TK Elevator Midco GmbH
First Lien Term Loan B
6.48% (1 Year SOFR + 2.75%), due 4/30/30 (b)	1,875,000	1,877,578
		15,215,111
Cargo Transport 0.3%
Stonepeak Nile Parent LLC
First Lien Amendment No. 1 Term Loan
5.917% (3 Month SOFR + 2.25%), due 4/9/32 (b)	2,886,228	2,877,407
Chemicals, Plastics & Rubber 4.9%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
7.773% (3 Month SOFR + 4.00%), due 11/24/27	506,781	483,659
First Lien 2022 Incremental Term Loan
8.423% (3 Month SOFR + 4.75%), due 11/24/27	1,451,250	1,385,037
Bakelite US Holdco, Inc.
First Lien Initial Term Loan
7.422% (3 Month SOFR + 3.75%), due 12/23/31 (b)	2,196,995	2,120,100
Clydesdale Acquisition Holdings, Inc. (b)
First Lien Term Loan B
6.843% (1 Month SOFR + 3.175%), due 4/13/29	4,440,000	4,224,935
First Lien 2025 Incremental Closing Date Term Loan B
6.918% (1 Month SOFR + 3.25%), due 4/1/32	2,018,974	1,878,769
Fortis 333, Inc.
First Lien Dollar Term Loan B
7.168% (1 Month SOFR + 3.50%), due 3/29/32 (b)	970,977	938,206
INEOS US Finance LLC
First Lien 2030 Dollar Term Loan
6.918% (1 Month SOFR + 3.25%), due 2/18/30 (b)	2,370,982	2,056,827
INEOS US Petrochem LLC (b)
First Lien 2030 Dollar Tranche Term Loan B
7.518% (1 Month SOFR + 3.75%), due 3/14/30	967,588	693,439
First Lien New Term Loan B1
8.018% (1 Month SOFR + 4.25%), due 4/2/29	1,858,423	1,426,340
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.032% (1 Month SOFR + 4.25%), due 3/16/29 (b)	2,797,939	2,637,057
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
5.918% (1 Month SOFR + 2.25%), due 5/5/28 (b)	2,542,264	2,550,354

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Koppers, Inc.
First Lien 2023 Term Loan B2
6.18% (1 Month SOFR + 2.50%), due 4/10/30 (b)	$ 3,413,219	$ 3,398,997
Lonza Group AG
First Lien USD Facility Term Loan B
7.697% (3 Month SOFR + 3.925%), due 7/3/28 (b)	2,102,233	1,826,022
Magnera Corp.
First Lien Term Loan
7.923% (3 Month SOFR + 4.25%), due 11/4/31 (b)	5,098,442	4,881,759
Nouryon Finance BV (b)
First Lien November 2024 Dollar Term Loan B2
6.917% (3 Month SOFR + 3.25%), due 4/3/28	1,222,054	1,193,794
First Lien November 2024 Dollar Term Loan B1
7.036% (3 Month SOFR + 3.25%), due 4/3/28	2,245,032	2,197,325
Olympus Water US Holding Corp.
First Lien Dollar Term Loan B6
6.70% (3 Month SOFR + 3.00%), due 6/23/31 (b)	2,128,849	2,041,034
OQ Chemicals International Holding GmbH
First Lien Tranche Term Loan B2
8.002% (3 Month SOFR + 4.25%), due 4/8/31 (b)	1,710,126	1,192,813
Pasadena Performance Products LLC
First Lien 2025-1 Reprising Term Loan
6.95% (3 Month SOFR + 3.25%), due 2/27/32 (b)	1,636,346	1,619,982
SCIH Salt Holdings, Inc.
First Lien Term Loan B1
6.35% (6 Month SOFR + 2.75%), due 1/31/29 (b)	7,062,224	7,040,557
Sparta US HoldCo LLC
First Lien Term Loan
6.668% (1 Month SOFR + 3.00%), due 8/2/30 (b)	861,750	861,032
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
6.923% (1 Month SOFR + 3.25%), due 3/3/31 (b)	3,979,194	3,760,338
Tronox Finance LLC
First Lien 2024 Term Loan B 6.172% - 6.173%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 9/30/31 (b)	1,204,075	911,083
Windsor Holdings III LLC
First Lien 2025 Refinancing Term Loan B
6.418% (1 Month SOFR + 2.75%), due 8/1/30 (b)	3,423,039	3,374,545
WR Grace Holdings LLC
First Lien Term Loan B1
6.70% (3 Month SOFR + 3.00%), due 8/19/32 (b)	1,374,671	1,368,657
		56,062,661
Commercial Services 0.5%
Champions Financing, Inc.
First Lien Initial Term Loan
8.423% (3 Month SOFR + 4.75%), due 2/6/29 (b)	984,963	847,068

	Principal Amount	Value
Loan Assignments
Commercial Services
Prime Security Services Borrower LLC (b)
First Lien 2025 Incremental Term Loan B2
5.414% (1 Month SOFR + 1.75%), due 3/8/32	$ 1,424,982	$ 1,402,182
First Lien 2024-1 Refinancing Term Loan B1
5.664% (1 Month SOFR + 2.00%), due 10/15/30	3,099,074	3,081,642
		5,330,892
Construction & Buildings 0.6%
CoorsTek, Inc.
First Lien Initial Term Loan B
6.671% (3 Month SOFR + 3.00%), due 10/28/32 (b)	3,990,000	3,999,975
Smyrna Ready Mix Concrete LLC
First Lien 2025 Facility Term Loan
6.668% (1 Month SOFR + 3.00%), due 3/30/29 (b)	1,492,462	1,488,731
Star Holding LLC
First Lien Term Loan B
8.168% (1 Month SOFR + 4.50%), due 7/31/31 (b)	919,334	907,267
		6,395,973
Consumer Durables 0.2%
SWF Holdings I Corp. (b)
First Lien Tranche Term Loan A1
8.168% (1 Month SOFR + 4.50%), due 12/19/29	1,071,428	1,060,714
First Lien Delayed Draw Term Loan
8.173% (1 Month SOFR + 4.50%), due 12/19/29	714,286	707,143
		1,767,857
Containers, Packaging & Glass 1.7%
Alliance Laundry Systems LLC
First Lien Initial Term Loan B 5.917% - 5.923%
(1 Month SOFR + 2.25%, 3 Month SOFR + 2.25%), due 8/19/31 (b)	1,074,010	1,072,220
Charter Next Generation, Inc.
First Lien Initial Term Loan
6.171% (1 Month SOFR + 2.50%), due 11/29/30 (b)	3,732,108	3,705,674
Graham Packaging Co., Inc.
First Lien Initial Term Loan
5.918% (1 Month SOFR + 2.25%), due 1/26/33 (b)	3,714,286	3,667,857
LABL, Inc.
First Lien Interim New Money Dollar Term Loan
10.41% (3 Month SOFR + 6.75%), due 11/3/26 (b)	43,000	42,947
Owens-Brockway Glass Container, Inc.
First Lien Tranche Term Loan B1
6.668% (1 Month SOFR + 3.00%), due 9/30/32 (b)	1,534,615	1,515,433
ProAmpac PG Borrower LLC
First Lien Initial USD Term Loan
7.673% (1 Month SOFR + 4.00%), due 2/18/33 (b)	5,584,511	5,378,582
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
8.178% (3 Month SOFR + 4.25%), due 7/7/28 (b)	2,230,342	827,084

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Trident TPI Holdings, Inc.
First Lien Tranche Term Loan B7
7.45% (3 Month SOFR + 3.75%), due 9/15/28 (b)	$ 3,495,577	$ 3,302,921
		19,512,718
Diversified/Conglomerate Manufacturing 1.5%
Allied Universal Holdco LLC
First Lien Amendment No. 7 Replacement US Dollar Term Loan
6.918% (1 Month SOFR + 3.25%), due 8/20/32 (b)	7,064,500	7,059,350
Filtration Group Corp.
First Lien 2025 Incremental Dollar Term Loan B
6.17% (1 Month SOFR + 2.75%), due 10/23/28 (b)	3,240,209	3,239,308
Iron Mountain, Inc.
First Lien Amendment No. 1 Incremental Term Loan
5.668% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,726,896	1,717,542
Quikrete Holdings, Inc.
First Lien Term Loan B1
5.918% (1 Month SOFR + 2.25%), due 4/14/31 (b)	5,102,020	5,088,913
		17,105,113
Diversified/Conglomerate Service 0.9%
Genesys Cloud Services, Inc.
First Lien 2025 Dollar Term Loan
6.168% (1 Month SOFR + 2.50%), due 1/30/32 (b)	5,940,000	5,663,154
MKS Instruments, Inc.
First Lien 2026-1 Dollar Term Loan B
5.414% (1 Month SOFR + 1.75%), due 2/4/33 (b)	1,750,000	1,751,458
TruGreen LP
First Lien Term Loan B
7.767% (3 Month SOFR + 4.00%), due 11/2/27 (b)	2,589,829	2,460,338
		9,874,950
Ecological 0.4%
Discovery Purchaser Corp.
First Lien Term Loan
7.419% (3 Month SOFR + 3.75%), due 10/4/29 (b)	1,980,075	1,944,806
GFL Environmental Services, Inc.
First Lien Initial Term Loan
6.166% (3 Month SOFR + 2.50%), due 3/3/32 (b)	2,537,250	2,535,136
		4,479,942
Electronics 4.4%
Camelot US Acquisition LLC (b)
First Lien Incremental Term Loan B
6.423% (1 Month SOFR + 2.75%), due 1/31/31	3,640,158	3,139,637
First Lien Incremental Term Loan
6.923% (1 Month SOFR + 3.25%), due 1/31/31	1,500,000	1,295,157

	Principal Amount	Value
Loan Assignments
Electronics
Castle US Holding Corp. (b)
First Lien Second Out Dollar Term Loan B1
8.178% (3 Month SOFR + 4.25%), due 5/31/30	$ 239,407	$ 106,835
First Lien Second Out Dollar Term Loan B2
8.428% (3 Month SOFR + 4.50%), due 5/31/30	1,507,275	657,549
First Lien Initial First Out Dollar Term Loan
9.667% (1.00% PIK) (3 Month SOFR + 6.00%), due 4/29/30 (d)	975,821	961,157
CoreLogic, Inc.
First Lien Initial Term Loan
7.282% (1 Month SOFR + 3.50%), due 6/2/28 (b)	6,256,474	5,961,244
Eagle Parent Corp.
First Lien Initial Term Loan
7.95% (3 Month SOFR + 4.25%), due 4/2/29 (b)	2,711,588	2,715,541
Epicor Software Corp.
First Lien Term Loan E
6.168% (1 Month SOFR + 2.50%), due 5/30/31 (b)	5,112,132	5,004,138
Gainwell Acquisition Corp.
First Lien Term Loan B
7.80% (3 Month SOFR + 4.00%), due 10/1/27 (b)	2,489,553	2,408,643
MH Sub I LLC (b)
First Lien Term Loan
7.923% (1 Month SOFR + 4.25%), due 5/3/28	1,349,336	1,155,369
First Lien 2024 December New Term Loan
7.923% (1 Month SOFR + 4.25%), due 12/31/31	940,607	621,976
Project Alpha Intermediate Holding, Inc. (b)
First Lien Second Amendment Refinancing Term Loan
6.922% (3 Month SOFR + 3.25%), due 10/28/30	3,928,997	2,956,570
Second Lien Initial Term Loan
8.70% (3 Month SOFR + 5.00%), due 5/9/33	500,000	303,750
Proofpoint, Inc.
First Lien 2024 Refinancing Term Loan
6.70% (3 Month SOFR + 3.00%), due 8/31/28 (b)	7,550,923	7,255,969
Rocket Software, Inc.
First Lien Term Loan
7.423% (1 Month SOFR + 3.75%), due 11/28/28 (b)	5,715,782	5,472,146
Sharp Services LLC
First Lien New Term Loan E
6.672% (3 Month SOFR + 3.00%), due 9/29/32 (b)	3,919,730	3,917,280
SS&C Technologies, Inc.
First Lien Term Loan B8
5.673% (1 Month SOFR + 2.00%), due 5/9/31 (b)	4,935,035	4,915,646
Tempo Acquisition LLC
First Lien Seventh Incremental Term Loan
5.418% (1 Month SOFR + 1.75%), due 8/31/28 (b)	1,994,950	1,430,544
		50,279,151

	Principal Amount	Value
Loan Assignments
Energy (Electricity) 0.8%
Alpha Generation LLC
First Lien Initial Term Loan B
5.418% (1 Month SOFR + 1.75%), due 9/30/31 (b)	$ 997,469	$ 993,977
Cogentrix Finance Holdco I LLC
First Lien Repricing Term Loan
5.923% (1 Month SOFR + 2.25%), due 2/26/32 (b)	1,143,750	1,142,606
Lightning Power LLC
First Lien Initial Term Loan B
5.923% (1 Month SOFR + 2.25%), due 8/18/31 (b)	3,959,949	3,964,075
Reworld Holding Corp. (b)
First Lien Term Loan B
5.925% (1 Month SOFR + 2.25%), due 11/30/28	802,269	800,598
First Lien Twelfth Amendment Term Loan B
5.925% (1 Month SOFR + 2.25%), due 1/15/31	2,073,118	2,066,381
First Lien Twelfth Amendment Term Loan C
5.925% (1 Month SOFR + 2.25%), due 1/15/31	336,882	335,787
		9,303,424
Entertainment 2.9%
Alterra Mountain Co. (b)
First Lien Term Loan B9
6.168% (1 Month SOFR + 2.50%), due 8/17/28	3,048,597	3,044,786
First Lien Commitment Term Loan B8
6.173% (1 Month SOFR + 2.50%), due 5/31/30	1,981,060	1,974,869
Delta 2 (Lux) SARL
First Lien Term Loan B
5.45% (1 Month SOFR + 1.75%), due 9/30/31 (b)	4,000,001	3,991,249
EOC Borrower LLC
First Lien Term Loan B
6.418% (1 Month SOFR + 2.75%), due 3/24/32 (b)	4,472,469	4,452,343
Fertitta Entertainment LLC
First Lien Initial Term Loan B
6.918% (1 Month SOFR + 3.25%), due 1/29/29 (b)	4,084,812	3,998,937
Great Canadian Gaming Corp.
First Lien Term Loan B
8.437% (3 Month SOFR + 4.75%), due 11/1/29 (b)	2,359,993	2,312,793
J&J Ventures Gaming LLC
First Lien 2025 Term Loan
7.168% (1 Month SOFR + 3.50%), due 4/26/30 (b)	3,831,300	3,777,252
OAK-Eagle Acquireco, Inc.
First Lien Term Loan B1
7.187% (1 Year SOFR + 3.50%), due 3/23/33 (b)	3,437,500	3,414,943
TKO Worldwide Holdings LLC
First Lien Term Loan B5
5.664% (3 Month SOFR + 2.00%), due 11/21/31 (b)	5,557,373	5,549,676
		32,516,848

	Principal Amount	Value
Loan Assignments
Finance 6.8%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
5.918% (3 Month SOFR + 2.25%), due 4/20/28 (b)	$ 3,429,996	$ 3,386,407
ADMI Corp. (b)
First Lien Amendment No. 4 Refinancing Term Loan
7.157% (1 Month SOFR + 3.375%), due 12/23/27	1,425,000	1,329,881
First Lien Amendment No. 5 Term Loan
7.532% (1 Month SOFR + 3.75%), due 12/23/27	1,700,786	1,590,235
AlixPartners LLP
First Lien 2025 Dollar Term Loan
5.668% (1 Month SOFR + 2.00%), due 8/12/32 (b)	2,430,154	2,405,094
Armor Holdco, Inc.
First Lien 2025 Refinancing Term Loan
7.549% (6 Month SOFR + 3.75%), due 12/11/31 (b)	3,623,635	3,591,928
Ascensus Holdings, Inc.
First Lien 2024 Term Loan B
6.668% (1 Month SOFR + 3.00%), due 11/24/32 (b)	3,508,431	3,448,129
Azorra SOAR Finance Ltd.
First Lien Initial Term Loan
6.174% (3 Month SOFR + 2.50%), due 10/18/29 (b)	1,970,026	1,971,257
Belron Finance 2019 LLC
First Lien Term Loan B
5.66% (3 Month SOFR + 2.00%), due 10/16/31 (b)	5,693,020	5,684,480
Boxer Parent Co., Inc.
First Lien 2031 Replacement Dollar Term Loan
6.673% (3 Month SOFR + 3.00%), due 7/30/31 (b)	4,162,482	3,848,344
Covia Holdings LLC
First Lien First Amendment Term Loan
6.402% (3 Month SOFR + 2.75%), due 2/26/32 (b)	2,683,481	2,673,418
Darktrace Finco US LLC
First Lien Initial Term Loan
6.898% (3 Month SOFR + 3.25%), due 10/9/31 (b)	3,180,456	3,036,200
First Eagle Holdings, Inc.
First Lien Initial Term Loan
7.20% (3 Month SOFR + 3.50%), due 8/16/32 (b)	2,556,094	2,516,155
Focus Financial Partners LLC
First Lien Incremental Tranche Term Loan B
6.168% (1 Month SOFR + 2.50%), due 9/15/31 (b)	1,785,006	1,722,253
GTCR Everest Borrower LLC
First Lien 2026-1 Term Loan
6.20% (3 Month SOFR + 2.50%), due 9/5/31 (b)	1,137,667	1,127,949
Jupiter Borrower, Inc.
First Lien Term Loan
6.217%, due 3/25/33	2,500,000	2,493,750
LBM Acquisition LLC
First Lien Amendment No. 3 Incremental Term Loan
7.525% (1 Month SOFR + 3.75%), due 6/6/31 (b)	2,431,667	1,940,942

	Principal Amount	Value
Loan Assignments
Finance
LSF11 Trinity Bidco, Inc.
First Lien Initial Term Loan
6.181% (1 Month SOFR + 2.50%), due 6/14/30 (b)	$ 4,587,244	$ 4,570,041
MX Holdings US, Inc.
First Lien Senior USD Facility Term Loan B
5.673% (1 Month SOFR + 2.00%), due 3/17/32 (b)	1,018,305	1,018,305
Park River Holdings, Inc.
First Lien 2025 Refinancing Term Loan
8.161% (3 Month SOFR + 4.50%), due 3/17/31 (b)	3,375,000	3,288,215
Peraton Corp.
First Lien Term Loan B
7.517% (3 Month SOFR + 3.75%), due 2/1/28 (b)	6,237,997	5,304,898
Pluto Acquisition I, Inc. (b)
First Lien Tranche Term Loan B
7.66% (3 Month SOFR + 4.00%), due 9/20/28	1,009,045	872,824
First Lien Term Loan A
9.206% (3 Month SOFR + 5.50%), due 6/20/28	1,008,986	1,016,554
RealPage, Inc. (b)
First Lien Initial Term Loan
6.961% (3 Month SOFR + 3.00%), due 4/24/28	2,581,377	2,466,829
First Lien 2024-1 Incremental Term Loan
7.45% (3 Month SOFR + 3.75%), due 4/24/28	2,646,667	2,561,018
RealTruck Group, Inc.
First Lien Initial Term Loan
7.684% (3 Month SOFR + 3.75%), due 1/31/28 (b)	2,005,381	1,334,832
SCIL USA Holdings LLC
First Lien Facility Term Loan B2
7.788% (6 Month SOFR + 4.00%), due 11/8/32 (b)	2,521,680	2,499,615
Spa Holdings 3 Oy
First Lien USD Facility Term Loan B
7.961% (3 Month SOFR + 4.00%), due 2/4/28 (b)	1,746,029	1,725,842
Speed Midco 3 SARL
First Lien USD Facility Term Loan B
6.288% (6 Month SOFR + 2.50%), due 10/7/32 (b)	1,596,000	1,568,070
Stonepeak Bayou Holdings LP
First Lien Initial Term Loan
6.45% (3 Month SOFR + 2.75%), due 10/1/32 (b)	3,000,000	2,895,000
WCG Intermediate Corp.
First Lien 2026 Refinancing Term Loan
6.418% (1 Month SOFR + 2.75%), due 2/25/32 (b)	3,970,050	3,862,859
		77,751,324
Healthcare 1.4%
AHP Health Partners, Inc.
First Lien 2025 Term Loan B
5.923% (1 Month SOFR + 2.25%), due 9/20/32 (b)	1,171,999	1,171,633

	Principal Amount	Value
Loan Assignments
Healthcare
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
6.418% (1 Month SOFR + 2.75%), due 9/8/32 (b)	$ 7,053,353	$ 6,974,003
ICU Medical, Inc.
First Lien Tranche Term Loan B
6.10% (3 Month SOFR + 2.25%), due 1/8/29 (b)	2,184,892	2,191,526
LSCS Holdings, Inc.
First Lien Term Loan
8.20% (3 Month SOFR + 4.50%), due 2/20/32 (b)	2,647,120	2,475,057
Medline Borrower LP
First Lien 2028 Refinancing Term Loan
5.418% (1 Month SOFR + 1.75%), due 10/23/28 (b)	1,581,084	1,582,196
US Anesthesia Partners, Inc.
First Lien Initial Term Loan
7.782% (1 Month SOFR + 4.00%), due 10/2/28 (b)	1,885,712	1,884,141
		16,278,556
Healthcare & Pharmaceuticals 3.0%
1261229 B.C. Ltd.
First Lien Initial Term Loan
9.918% (1 Month SOFR + 6.25%), due 10/8/30 (b)	1,488,750	1,434,318
Bausch + Lomb Corp.
First Lien 2025-2 Refinancing Term Loan
7.418% (1 Month SOFR + 3.75%), due 1/15/31 (b)	1,850,700	1,853,014
BioMarin Pharmaceutical, Inc.
First Lien Term Loan B
5.174% (1 Year SOFR + 1.75%), due 1/28/33 (b)	4,200,000	4,189,500
Concentra Health Services, Inc.
First Lien Tranche Term Loan B1
5.668% (1 Month SOFR + 2.00%), due 7/28/31 (b)	925,805	928,119
Embecta Corp.
First Lien Initial Term Loan
6.668% (1 Month SOFR + 3.00%), due 3/30/29 (b)	1,432,352	1,430,699
Ensemble RCM LLC
First Lien Closing Date Term Loan
6.66% (3 Month SOFR + 3.00%), due 2/9/33 (b)	2,800,000	2,761,500
Genmab A/S
First Lien Initial Term Loan B
6.70% (3 Month SOFR + 3.00%), due 12/13/32 (b)	2,437,500	2,443,974
Global Medical Response, Inc.
First Lien Initial Term Loan
7.17% (3 Month SOFR + 3.50%), due 10/1/32 (b)	3,491,250	3,474,586
Hologic, Inc.
First Lien Term Loan B
6.255% (1 Year SOFR + 2.25%), due 4/7/33 (b)	8,833,333	8,712,882
Owens & Minor, Inc.
First Lien Initial Term Loan B1
7.518% (1 Month SOFR + 3.75%), due 3/29/29 (b)	2,347,276	2,099,639

	Principal Amount	Value
Loan Assignments
Healthcare & Pharmaceuticals
Paradigm Parent LLC
First Lien Initial Term Loan
8.20% (3 Month SOFR + 4.50%), due 4/16/32 (b)	$ 746,250	$ 610,526
Pediatric Associates Holding Co. LLC
First Lien Initial Term Loan
7.178% (3 Month SOFR + 3.25%), due 12/29/28 (b)	1,536,927	1,466,323
Physician Partners LLC (b)(d)
First Lien Initial Tranche Term Loan B1
7.85% (2.50% PIK) (3 Month SOFR + 1.50%), due 12/31/29	588,430	392,491
First Lien Tranche Term Loan C
9.35% (4.00% PIK) (3 Month SOFR + 1.50%), due 12/31/30	369,560	144,087
QuidelOrtho Corp.
First Lien Term Loan B
7.668% (1 Month SOFR + 4.00%), due 8/20/32 (b)	2,686,500	2,680,622
		34,622,280
Healthcare, Education & Childcare 2.5%
Agiliti Health, Inc.
First Lien Term Loan
6.576% (6 Month SOFR + 3.00%), due 5/1/30 (b)	3,659,253	3,552,523
Amneal Pharmaceuticals LLC
First Lien Amendment No. 2 Term Loan
6.673% (1 Month SOFR + 3.00%), due 8/2/32 (b)	3,980,000	3,989,950
AthenaHealth Group, Inc.
First Lien Initial Term Loan
6.418% (1 Month SOFR + 2.75%), due 2/15/29 (b)	7,743,598	7,592,877
Ecovyst Catalyst Technologies LLC
First Lien Second Amendment Term Loan
5.667% (3 Month SOFR + 2.00%), due 6/12/31 (b)	513,133	513,133
Elanco Animal Health, Inc.
First Lien 2025 Refinancing Term Loan B
5.418% (1 Month SOFR + 1.75%), due 10/29/32 (b)	410,667	410,539
Journey Personal Care Corp.
First Lien Term Loan B
7.418% (1 Month SOFR + 3.75%), due 3/1/28 (b)	4,869,802	4,656,749
LifePoint Health, Inc.
First Lien Term Loan B1
7.422% (3 Month SOFR + 3.75%), due 5/19/31 (b)	3,471,212	3,469,911
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
5.918% (1 Month SOFR + 2.25%), due 5/19/31 (b)	3,320,895	3,154,850
Select Medical Corp.
First Lien Term Loan
6.474% (1 Year SOFR + 3.25%), due 12/31/31 (b)	922,667	921,513
		28,262,045

	Principal Amount	Value
Loan Assignments
High Tech Industries 4.0%
Altar Bidco, Inc.
First Lien Term Loan B
6.608% (1 Year SOFR + 3.10%), due 2/1/29 (b)	$ 1,804,688	$ 1,792,656
Central Parent LLC
First Lien 2024 Refinancing Term Loan
6.922% (3 Month SOFR + 3.25%), due 7/6/29 (b)	3,459,968	2,458,308
Clearwater Analytics LLC
First Lien Initial Term Loan
5.675% (1 Month SOFR + 2.00%), due 4/21/32 (b)	995,000	992,513
CompoSecure Holdings LLC
First Lien Initial Term Loan
5.928% (1 Month SOFR + 2.25%), due 1/14/33 (b)	4,357,143	4,335,357
Dayforce Bidco LLC
First Lien Initial Term Loan
6.661% (3 Month SOFR + 3.00%), due 2/4/33 (b)	4,666,667	4,408,833
Gryphon Acquire NewCo LLC
First Lien Term Loan
6.675% (3 Month SOFR + 3.00%), due 9/13/32 (b)	2,940,000	2,940,000
Javelin Buyer, Inc.
First Lien Term Loan
6.417% (3 Month SOFR + 2.75%), due 12/5/31 (b)	792,015	752,909
KnowBe4, Inc.
First Lien Term Loan
7.417% (3 Month SOFR + 3.75%), due 7/23/32 (b)	1,978,375	1,755,808
Modena Buyer LLC
First Lien Initial Term Loan
7.917% (3 Month SOFR + 4.25%), due 7/1/31 (b)	1,481,250	1,326,953
Neon Maple US Debt Mergersub, Inc.
First Lien Tranche Term Loan B1
6.173% (1 Month SOFR + 2.50%), due 11/17/31 (b)	4,366,020	4,269,147
Open Text Corp.
First Lien Term Loan B
5.418% (1 Month SOFR + 1.75%), due 1/31/30 (b)	2,201,913	2,152,027
Plusgrade, Inc.
First Lien 2025 Replacement Initial Term Loan
7.167% (3 Month SOFR + 3.50%), due 3/3/31 (b)	1,796,400	1,724,544
Scientific Games Holdings LP
First Lien 2024 Refinancing Dollar Term Loan
6.652% (3 Month SOFR + 3.00%), due 4/4/29 (b)	1,666,767	1,639,942
Shift4 Payments LLC
First Lien Amendment No. 3 Refinancing Term Loan
5.652% (3 Month SOFR + 2.00%), due 7/6/32 (b)	448,875	447,472
Sophos Holdings LLC
First Lien Dollar Tranche Term Loan
7.282% (1 Month SOFR + 3.50%), due 3/5/27 (b)	2,969,897	2,816,451
Star Parent, Inc.
First Lien Term Loan
7.70% (3 Month SOFR + 4.00%), due 9/27/30 (b)	4,410,000	4,351,060

	Principal Amount	Value
Loan Assignments
High Tech Industries
Trans Union LLC
First Lien 2024 Refinancing Term Loan B9
5.45% (3 Month SOFR + 1.75%), due 6/24/31 (b)	$ 4,121,068	$ 4,093,593
Viavi Solutions, Inc.
First Lien Term Loan
6.171% (3 Month SOFR + 2.50%), due 10/18/32 (b)	2,625,000	2,625,000
		44,882,573
Hotel, Gaming & Leisure 1.9%
Bingo Holdings I LLC
First Lien Term Loan
8.45% (3 Month SOFR + 4.75%), due 6/30/32 (b)	3,215,875	3,122,615
Entain Holdings Gibraltar Ltd.
First Lien Term Loan B
5.951% (3 Month SOFR + 2.25%), due 10/31/29 (b)	3,560,303	3,557,760
Flutter Financing BV (b)
First Lien 2024 Refinancing Term Loan B
5.45% (3 Month SOFR + 1.75%), due 12/2/30	1,962,387	1,937,857
First Lien Third Amendment Term Loan B
5.70% (3 Month SOFR + 2.00%), due 6/4/32	620,312	612,752
Ontario Gaming GTA LP
First Lien Term Loan B
7.95% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,280,833	2,134,719
Tacala Investment Corp.
First Lien Term Loan B
6.668% (1 Month SOFR + 3.00%), due 1/31/31 (b)	4,312,549	4,306,386
Voyager Parent LLC
First Lien 2026 Refinancing Term Loan B
7.95% (3 Month SOFR + 4.25%), due 7/1/32 (b)	6,483,750	6,432,807
		22,104,896
Hotels, Motels, Inns & Gaming 2.2%
Aimbridge Acquisition Co., Inc. (b)
First Lien FLFO Term Loan
9.29% (1 Month SOFR + 5.50%), due 3/11/30	305,684	299,723
First Lien Second Out Term Loan
11.29% (6.00% PIK) (1 Month SOFR + 7.614%), due 3/11/30 (d)	325,292	313,907
Caesars Entertainment, Inc. (b)
First Lien 2023 Incremental Term Loan B
5.918% (1 Month SOFR + 2.25%), due 2/6/30	1,701,000	1,648,907
First Lien Term Loan B1
5.918% (1 Month SOFR + 2.25%), due 2/6/31	1,372,000	1,329,697
Entain Holdings Gibraltar Ltd.
First Lien Term Loan B5
5.951% (3 Month SOFR + 2.25%), due 7/30/32 (b)	1,228,114	1,225,921
Golden Entertainment, Inc.
First Lien Facility Term Loan B1
5.918% (1 Month SOFR + 2.25%), due 5/27/30 (b)	1,823,438	1,823,437

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Light & Wonder International, Inc.
First Lien Term Loan B3
5.675% (1 Month SOFR + 2.00%), due 4/16/29 (b)	$ 3,638,459	$ 3,613,445
Oceankey US II Corp.
First Lien Initial Term Loan
7.268% (1 Month SOFR + 3.50%), due 12/15/28 (b)	3,581,065	3,354,265
PCI Gaming Authority
First Lien Facility Term Loan B
5.668% (1 Month SOFR + 2.00%), due 7/18/31 (b)	2,406,266	2,401,969
Penn Entertainment, Inc.
First Lien Term Loan B
6.168% (1 Month SOFR + 2.50%), due 5/3/29 (b)	1,469,954	1,475,466
Travel + Leisure Co.
First Lien 2024 Incremental Term Loan
5.673% (1 Month SOFR + 2.00%), due 12/14/29 (b)	2,845,908	2,837,607
Whatabrands LLC
First Lien 2024-2 Refinancing Term Loan B
6.173% (1 Month SOFR + 2.50%), due 8/3/28 (b)	4,721,513	4,710,130
		25,034,474
Insurance 4.1%
Acrisure LLC (b)
First Lien Term Loan B6
6.668% (1 Month SOFR + 3.00%), due 11/6/30	3,606,147	3,490,072
First Lien 2025 Refinancing Term Loan B
6.918% (1 Month SOFR + 3.25%), due 6/21/32	2,413,353	2,334,166
Alera Group, Inc.
First Lien 2026-1 New Term Loan
6.423% (1 Month SOFR + 2.75%), due 5/28/32 (b)	6,301,706	6,104,060
Alliant Holdings Intermediate LLC
First Lien Initial Term Loan
6.168% (1 Month SOFR + 2.50%), due 9/19/31 (b)	3,059,167	3,031,763
AmWINS Group, Inc.
First Lien 2026 Refinancing Term Loan
5.668% (1 Month SOFR + 2.00%), due 1/30/32 (b)	997,475	989,267
Asurion LLC (b)
First Lien New Term Loan B14
7.418% (1 Month SOFR + 3.75%), due 2/23/33	3,380,282	3,261,972
First Lien New Term Loan B12
7.918% (1 Month SOFR + 4.25%), due 9/19/30	2,297,107	2,268,393
First Lien New Term Loan B13
7.918% (1 Month SOFR + 4.25%), due 9/19/30	1,162,893	1,147,485
Second Lien New Term Loan B4
9.032% (1 Month SOFR + 5.25%), due 1/19/29	981,308	972,967
Broadstreet Partners Group LLC
First Lien 2024 Term Loan B
6.168% (1 Month SOFR + 2.50%), due 6/16/31 (b)	5,719,532	5,567,964

	Principal Amount	Value
Loan Assignments
Insurance
CRC Insurance Group LLC
First Lien Term Loan B
6.45% (3 Month SOFR + 2.75%), due 5/6/31 (b)	$ 2,318,710	$ 2,279,871
Goosehead Insurance Holdings LLC
First Lien Term Loan B
6.678% (1 Month SOFR + 3.00%), due 1/8/32 (b)	1,987,516	1,937,828
HUB International Ltd.
First Lien 2025 Incremental Term Loan
5.92% (3 Month SOFR + 2.25%), due 6/20/30 (b)	991,191	988,141
Liberty Co Insurance Brokers LLC (The)
First Lien Initial Term Loan
7.379% (6 Month SOFR + 3.75%), due 10/15/32 (b)	2,992,500	2,865,319
Sedgwick Claims Management Services, Inc.
First Lien 2024 Term Loan
6.168% (1 Month SOFR + 2.50%), due 7/31/31 (b)	6,739,598	6,604,806
Trucordia Insurance Holdings LLC
First Lien Initial Term Loan
6.918% (1 Month SOFR + 3.25%), due 6/17/32 (b)	1,990,000	1,830,800
USI, Inc.
First Lien 2024 Term Loan D
5.95% (3 Month SOFR + 2.25%), due 11/21/29 (b)	992,443	988,544
		46,663,418
Leisure, Amusement, Motion Pictures & Entertainment 0.5%
Bombardier Recreational Products, Inc.
First Lien ARR Borrowing Term Loan
5.918% (1 Month SOFR + 2.25%), due 12/13/29 (b)	2,903,360	2,904,722
Marriott Ownership Resorts, Inc.
First Lien 2024 Incremental Term Loan
5.923% (1 Month SOFR + 2.25%), due 4/1/31 (b)	1,290,774	1,286,740
TripAdvisor, Inc.
First Lien Initial Term Loan B
6.423% (1 Month SOFR + 2.75%), due 7/8/31 (b)	1,152,083	1,083,318
		5,274,780
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.20% (3 Month SOFR + 3.50%), due 2/3/33 (b)	2,522,927	2,508,735
Manufacturing 1.6%
Adient US LLC
First Lien Term Loan B2
5.668% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,979,798	1,974,849
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.161% (3 Month SOFR + 2.50%), due 3/15/30 (b)	1,683,209	1,679,001

	Principal Amount	Value
Loan Assignments
Manufacturing
FCG Acquisitions, Inc.
First Lien Initial Term Loan
6.918% (1 Month SOFR + 3.25%), due 3/4/33 (b)	$ 3,481,297	$ 3,478,032
Madison IAQ LLC
First Lien Initial Term Loan
6.128% (6 Month SOFR + 2.50%), due 6/21/28 (b)	2,253,800	2,251,296
Pinnacle Buyer LLC
First Lien Initial Term Loan B
6.182% (3 Month SOFR + 2.50%), due 10/1/32 (b)	941,190	940,601
Pro Mach Group, Inc.
First Lien Amendment No. 6 Term Loan
6.418% (1 Month SOFR + 2.75%), due 10/15/32 (b)	5,486,250	5,469,791
Weber-Stephen Products LLC
First Lien Initial Term Loan B
7.411% (3 Month SOFR + 3.75%), due 10/1/32 (b)	2,500,000	2,437,500
		18,231,070
Media 0.9%
Apple Bidco LLC
First Lien Term Loan
6.168% (1 Month SOFR + 2.50%), due 9/23/31 (b)	2,949,923	2,948,283
Cogeco Financing 2 LP
First Lien Term Loan B
6.282% (1 Month SOFR + 2.50%), due 9/1/28 (b)	2,677,819	2,548,615
Mission Broadcasting, Inc.
First Lien Term Loan B4
6.282% (1 Month SOFR + 2.50%), due 6/2/28 (b)	573,000	569,419
Radiate Holdco LLC
First Lien First Out Term Loan
7.287% (1.50% PIK) (1 Month SOFR + 3.50%), due 9/25/29 (b)(d)	1,293	1,140
Sinclair Television Group, Inc.
First Lien Term Loan B7
7.868% (1 Month SOFR + 4.10%), due 12/31/30 (b)	1,438,026	1,258,272
Virgin Media Bristol LLC
First Lien Facility Term Loan Y
7.052% (6 Month SOFR + 3.175%), due 3/31/31 (b)	3,666,667	3,332,083
		10,657,812
Mining, Steel, Iron & Non-Precious Metals 0.6%
American Rock Salt Co. LLC (b)
First Lien Initial Term Loan
7.787% (1 Month SOFR + 4.00%), due 6/9/28	1,200,571	1,075,511
First Lien First Out Term Loan
10.787% (1 Month SOFR + 7.00%), due 6/11/28	780,275	780,275
Arsenal AIC Parent LLC
First Lien 2025 Refinancing Term Loan B
6.418% (1 Month SOFR + 2.75%), due 8/19/30 (b)	984,532	985,762

	Principal Amount	Value
Loan Assignments
Mining, Steel, Iron & Non-Precious Metals
GrafTech Global Enterprises, Inc.
First Lien Initial Term Loan
9.67% (3 Month SOFR + 6.00%), due 12/21/29 (b)	$ 2,295,171	$ 2,151,723
Zekelman Industries, Inc.
First Lien 2024 Term Loan
5.922% (1 Month SOFR + 2.25%), due 1/24/31 (b)	2,170,415	2,170,027
		7,163,298
Oil & Gas 1.7%
Compass Power Generation LLC
First Lien Tranche Term Loan B4
6.918% (1 Month SOFR + 3.25%), due 4/16/29 (b)	3,012,507	3,028,509
Element Materials Technology Group US Holdings, Inc.
First Lien Initial USD Term Loan B
7.20% (3 Month SOFR + 3.50%), due 6/22/29 (b)	1,654,651	1,659,822
Fleet US Bidco, Inc.
First Lien Term Loan B2
6.419% (3 Month SOFR + 2.75%), due 2/21/31 (b)	3,151,750	3,151,750
GIP Pilot Acquisition Partners LP
First Lien Initial Term Loan
5.646% (3 Month SOFR + 2.00%), due 10/4/30 (b)	1,351,219	1,348,685
Hilcorp Energy I LP
First Lien Initial Term Loan
5.425% (1 Month SOFR + 1.75%), due 2/11/30 (b)	848,571	847,157
NGL Energy Operating LLC
First Lien Initial Term Loan
7.176% (1 Month SOFR + 3.50%), due 3/11/33 (b)	1,833,333	1,833,333
Oryx Midstream Services Permian Basin LLC
First Lien Initial Term Loan
5.926% (1 Month SOFR + 2.25%), due 10/5/28 (b)	2,913,775	2,913,254
Prairie Acquiror LP
First Lien Term Loan B5
6.918% (1 Month SOFR + 3.25%), due 8/1/29 (b)	2,143,911	2,146,591
Traverse Midstream Partners LLC
First Lien Advance Term Loan
6.167% (3 Month SOFR + 2.50%), due 2/16/28 (b)	2,059,501	2,056,926
		18,986,027
Packaging 0.3%
Berlin Packaging LLC
First Lien 2025 Replacement Term Loan 6.911% - 6.95%
(3 Month SOFR + 3.25%), due 6/9/31 (b)	3,943,295	3,790,493
Personal & Nondurable Consumer Products 0.9%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B1
5.918% (1 Month SOFR + 2.25%), due 12/21/28 (b)	5,725,715	5,712,992

	Principal Amount	Value
Loan Assignments
Personal & Nondurable Consumer Products
Hunter Douglas, Inc.
First Lien Tranche Term Loan B1
6.70% (3 Month SOFR + 3.00%), due 1/16/32 (b)	$ 3,032,777	$ 3,013,822
Leslie's Poolmart, Inc.
First Lien Term Loan B
6.532% (1 Month SOFR + 2.75%), due 3/9/28 (b)	1,144,135	422,186
Perrigo Investments LLC
First Lien 2024 Refinancing Term Loan B
5.668% (1 Month SOFR + 2.00%), due 4/20/29 (b)	1,395,890	1,386,293
		10,535,293
Personal & Nondurable Consumer Products (Manufacturing Only) 0.7%
SRAM LLC
First Lien Initial Term Loan 5.923% - 5.948%
(1 Month SOFR + 2.25%, 6 Month SOFR + 2.25%), due 2/27/32 (b)	2,618,117	2,602,845
Varsity Brands, Inc.
First Lien 2025-2 Replacement Term Loan
6.422% (3 Month SOFR + 3.00%), due 8/26/31 (b)	4,828,875	4,804,731
		7,407,576
Personal, Food & Miscellaneous Services 0.6%
IRB Holding Corp.
First Lien 2025 Replacement Term Loan B
6.176% (1 Month SOFR + 2.50%), due 12/16/30 (b)	5,528,507	5,510,081
KFC Holding Co.
First Lien 2021 Term Loan B
5.544% (1 Month SOFR + 1.75%), due 3/15/28 (b)	1,404,991	1,407,449
		6,917,530
Pharmaceuticals 0.2%
Padagis LLC
First Lien Term Loan B
8.658% (3 Month SOFR + 4.75%), due 7/6/28 (b)	2,104,870	1,936,481
Retail 0.7%
Great Outdoors Group LLC
First Lien Term Loan B
6.918% (1 Month SOFR + 3.25%), due 1/23/32 (b)	3,709,751	3,697,828
Peer Holding III BV (b)
First Lien Facility Term Loan B8
5.95% (3 Month SOFR + 2.25%), due 9/29/32	2,250,000	2,228,202
First Lien Facility Term Loan B5B
6.20% (3 Month SOFR + 2.50%), due 7/1/31	1,493,693	1,491,203
		7,417,233

	Principal Amount	Value
Loan Assignments
Retail Store 0.8%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
5.918% (1 Month SOFR + 2.25%), due 6/11/31 (b)	$ 4,377,778	$ 4,325,161
White Cap Supply Holdings LLC
First Lien Facility Tranche Term Loan C
6.918% (1 Month SOFR + 3.25%), due 10/19/29 (b)	5,351,622	5,131,537
		9,456,698
Services: Business 7.0%
Amentum Holdings, Inc.
First Lien Initial Term Loan
5.668% (1 Month SOFR + 2.00%), due 9/29/31 (b)	1,519,481	1,517,108
Arcwood Environmental, Inc.
First Lien Term Loan B
6.724% (1 Year SOFR + 3.25%), due 3/21/33 (b)	1,833,333	1,831,042
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.95% (3 Month SOFR + 3.25%), due 9/13/32 (b)	4,089,750	4,100,997
Brown Group Holding LLC
First Lien Incremental Term Loan B2 6.167% - 6.173%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/1/31 (b)	2,517,525	2,518,706
CHG Healthcare Services, Inc.
First Lien Amendment No. 7 Refinancing Term Loan
6.417% (3 Month SOFR + 2.75%), due 9/29/28 (b)	3,192,200	3,191,476
ConnectWise LLC
First Lien Initial Term Loan
7.434% (3 Month SOFR + 3.50%), due 9/29/28 (b)	1,733,321	1,591,405
DXP Enterprises, Inc.
First Lien Initial Term Loan
6.918% (1 Month SOFR + 3.25%), due 10/11/30 (b)	746,250	749,515
Examworks Bidco, Inc.
First Lien 2026 Incremental Term Loan
6.168% (1 Month SOFR + 2.50%), due 2/7/33 (b)	3,553,038	3,544,710
Fortrea Holdings, Inc.
First Lien Initial Term Loan B
7.167% (3 Month SOFR + 3.50%), due 7/1/30 (b)	383,298	367,327
Grant Thornton Advisors LLC
First Lien 2025 Incremental Term Loan
6.418% (1 Month SOFR + 2.75%), due 6/2/31 (b)	5,261,098	4,884,051
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
5.70% (3 Month SOFR + 2.00%), due 7/3/28 (b)	329,961	330,006
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
8.05% (3 Month SOFR + 4.25%), due 8/21/28 (b)	3,533,000	3,139,954
Mitchell International, Inc. (b)
First Lien Term Loan
6.441% (1 Year SOFR + 3.00%), due 6/17/31	250,000	238,571

	Principal Amount	Value
Loan Assignments
Services: Business
Mitchell International, Inc. (b)
First Lien Initial Term Loan
6.668% (1 Month SOFR + 3.00%), due 6/17/31	$ 5,448,844	$ 5,199,755
Orion US Finco, Inc.
First Lien Initial Term Loan
7.15% (3 Month SOFR + 3.50%), due 10/8/32 (b)	5,000,000	4,943,750
Osaic Holdings, Inc.
First Lien Term Loan B1
6.20% (3 Month SOFR + 2.50%), due 7/30/32 (b)	4,000,000	3,918,332
Osmosis Buyer Ltd.
First Lien 2026 Refinancing Term Loan B 6.411% - 6.414%
(1 Month SOFR + 2.75%, 3 Month SOFR + 2.75%), due 7/31/28 (b)	6,283,561	6,257,138
Ovg Business Services LLC
First Lien Initial Term Loan
6.668% (1 Month SOFR + 3.00%), due 6/25/31 (b)	2,339,375	2,333,527
PAREXEL International Corp.
First Lien Seventh Amendment Term Loan
6.418% (1 Month SOFR + 2.75%), due 12/12/31 (b)	6,338,168	6,312,961
Plano HoldCo, Inc.
First Lien Closing Date Term Loan
7.20% (3 Month SOFR + 3.50%), due 10/2/31 (b)	2,670,519	2,136,415
PRA Health Sciences, Inc.
First Lien Term Loan B
5.70% (3 Month SOFR + 2.00%), due 7/3/28 (b)	82,210	82,221
Project Boost Purchaser LLC
First Lien Initial Term Loan
6.422% (3 Month SOFR + 2.75%), due 7/16/31 (b)	4,010,588	3,856,850
Prometric Holdings, Inc.
First Lien Initial Term Loan
7.418% (1 Month SOFR + 3.75%), due 6/25/32 (b)	2,787,247	2,771,569
Pye-Barker Fire & Safety LLC
First Lien Closing Date Term Loan
6.206% (3 Month SOFR + 2.50%), due 12/16/32 (b)	3,625,000	3,627,266
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
6.668% (1 Month SOFR + 3.00%), due 11/19/31 (b)	2,874,169	2,813,492
Ryan LLC
First Lien 2025 Refinancing Term Loan
7.168% (1 Month SOFR + 3.50%), due 11/5/32 (b)	3,143,207	3,027,301
US Fertility Enterprises LLC
First Lien Initial Term Loan
7.167% (3 Month SOFR + 3.50%), due 12/10/32 (b)	1,823,684	1,817,985
Vestis Corp.
First Lien Term Loan B1
5.923% (3 Month SOFR + 2.25%), due 2/24/31 (b)	1,157,625	1,114,214

	Principal Amount	Value
Loan Assignments
Services: Business
WMB Holdings, Inc.
First Lien USD Tranche Term Loan B
5.668% (1 Month SOFR + 2.00%), due 11/5/29 (b)	$ 1,356,081	$ 1,342,520
		79,560,164
Services: Consumer 1.1%
Aggreko Holdings, Inc.
First Lien 2025 Amended US Dollar Term Loan
6.664% (3 Month SOFR + 3.00%), due 5/21/31 (b)	2,745,729	2,741,445
Metropolis Technologies, Inc.
First Lien Initial Term Loan
8.98% (6 Month SOFR + 5.25%), due 11/3/32 (b)	3,000,000	2,955,000
Ping Identity Holding Corp.
First Lien Initial Term Loan
6.422% (1 Month SOFR + 2.75%), due 11/15/32 (b)	3,833,333	3,768,646
Planet US Buyer LLC
First Lien Term Loan
6.673% (3 Month SOFR + 3.00%), due 2/7/31 (b)	2,711,219	2,709,283
		12,174,374
Software 5.3%
Cloud Software Group, Inc. (b)
First Lien Incremental Term Loan B
6.922% (3 Month SOFR + 3.25%), due 3/21/31	1,379,588	1,259,736
First Lien Initial Dollar Term Loan B
6.922% (3 Month SOFR + 3.25%), due 8/16/32	3,886,425	3,536,647
Cotiviti, Inc. (b)
First Lien New Term Loan B
6.418% (1 Month SOFR + 2.75%), due 5/1/31	2,115,144	1,945,933
First Lien Amendment No. 2 Term Loan
6.418% (1 Month SOFR + 2.75%), due 3/26/32	1,240,625	1,140,600
Delta Topco, Inc.
First Lien Fourth Amendment Refinancing Term Loan
6.421% (1 Month SOFR + 2.75%), due 11/30/29 (b)	3,487,724	3,371,259
Disco Parent, Inc.
First Lien Term Loan
6.673% (3 Month SOFR + 3.00%), due 8/6/32 (b)	2,693,250	2,639,385
DS Admiral Bidco LLC
First Lien Initial Term Loan
7.95% (3 Month SOFR + 4.25%), due 6/26/31 (b)	1,907,074	1,784,703
ECI Macola/Max Holding LLC
First Lien 2025 Repricing Term Loan
6.45% (3 Month SOFR + 2.75%), due 5/9/30 (b)	1,896,493	1,850,266
Ellucian Holdings, Inc.
First Lien Term Loan B1
6.168% (1 Month SOFR + 2.50%), due 10/9/29 (b)	3,401,640	3,299,590

	Principal Amount	Value
Loan Assignments
Software
Gen Digital, Inc.
First Lien Term Loan B
5.418% (1 Month SOFR + 1.75%), due 9/12/29 (b)	$ 3,982,741	$ 3,937,107
Isolved, Inc.
First Lien Term Loan B3
6.418% (1 Month SOFR + 2.75%), due 10/14/30 (b)	1,574,039	1,495,337
McAfee Corp.
First Lien Tranche Term Loan B1
6.668% (1 Month SOFR + 3.00%), due 3/1/29 (b)	9,776,516	8,708,079
Mitnick Corp. Purchaser, Inc.
First Lien Initial Term Loan
8.517% (3 Month SOFR + 4.75%), due 5/2/29 (b)	1,935,000	863,494
OPAL US LLC
First Lien Facility Term Loan B4
6.70% (3 Month SOFR + 3.00%), due 4/28/32 (b)	5,472,500	5,467,941
Sovos Compliance LLC
First Lien Amendment No. 3 Replacement Term Loan
6.923% (1 Month SOFR + 3.25%), due 8/13/29 (b)	3,946,762	3,721,232
Starlight Parent LLC
First Lien Initial Term Loan
7.674% (3 Month SOFR + 4.00%), due 4/16/32 (b)	2,238,750	1,880,550
UKG, Inc.
First Lien Initial Term Loan
6.167% (3 Month SOFR + 2.50%), due 2/10/31 (b)	8,396,992	8,007,674
Vision Solutions, Inc.
First Lien New Term Loan B
7.928% (3 Month SOFR + 4.00%), due 4/24/28 (b)	1,591,667	1,286,266
VS Buyer LLC
First Lien 2025-1 Initial Term Loan
5.917% (3 Month SOFR + 2.25%), due 4/14/31 (b)	3,643,624	3,561,642
		59,757,441
Telecommunications 1.7%
Azalea Topco, Inc.
First Lien 2025 Refinancing Term Loan
6.668% (1 Month SOFR + 3.00%), due 4/30/31 (b)	1,407,223	1,404,265
CSC Holdings LLC
First Lien Term Loan B5
8.25% (PRIME + 1.50%), due 4/15/27 (b)	2,486,503	2,184,393
Cushman & Wakefield US Borrower LLC
First Lien 2025-2 Term Loan
6.418% (1 Month SOFR + 2.75%), due 1/31/30 (b)	706,250	709,340
Indy US Holdco LLC
First Lien Thirteenth Amendment Refinancing Term Loan
5.918% (1 Month SOFR + 2.25%), due 10/31/30 (b)	8,112,857	7,991,165
Level 3 Financing, Inc.
First Lien Term Loan B4
6.918% (1 Month SOFR + 3.25%), due 3/29/32 (b)	2,100,000	2,098,251

	Principal Amount	Value
Loan Assignments
Telecommunications
WS Audiology A/S
First Lien Term Loan B9
6.948% (3 Month SOFR + 3.25%), due 2/28/29 (b)	$ 1,984,907	$ 1,961,336
Zayo Group Holdings, Inc.
First Lien Initial Dollar Term Loan
6.787% (1 Month SOFR + 3.00%), due 3/11/30 (b)	3,428,115	3,359,552
		19,708,302
Utilities 0.3%
Astoria Energy LLC
First Lien Advance Term Loan B
5.918% (1 Month SOFR + 2.25%), due 6/23/32 (b)	1,472,495	1,473,415
Hamilton Projects Acquiror LLC
First Lien Initial Term Loan
6.168% (1 Month SOFR + 2.50%), due 5/30/31 (b)	2,414,732	2,416,743
		3,890,158
Total Loan Assignments (Cost $997,540,293)		966,482,690
Total Long-Term Bonds (Cost $1,121,962,787)		1,087,574,769

	Shares

Affiliated Investment Company 0.2%
Fixed Income Fund 0.2%
NYLI MacKay High Yield Corporate Bond Fund Class I	436,571	2,238,516
Total Affiliated Investment Company (Cost $2,445,688)		2,238,516
Common Stocks 0.2%
Diversified Telecommunication Services 0.0% ‡
Altice France SA (g)(h)	13,313	217,353
Hotels, Restaurants & Leisure 0.1%
Aimbridge Acquisition Co., Inc. (g)(h)	29,346	1,408,608
Machinery 0.0% ‡
Ameriforge Group, Inc. (g)(h)	45,694	2,285
Technology Hardware, Storage & Peripherals 0.1%
Diebold Nixdorf, Inc. (h)	8,023	605,255
Total Common Stocks (Cost $3,897,026)		2,233,501

	Shares	Value
Exchange-Traded Funds 1.1%
Invesco Senior Loan ETF	524,558	$ 10,706,229
SPDR Blackstone Senior Loan ETF	47,600	1,910,664
Total Exchange-Traded Funds (Cost $12,968,241)		12,616,893

	Number of Warrants

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (g)(h)(i)	22	0
Total Warrants (Cost $0)		0

	Principal Amount

Short-Term Investments 4.9%
U.S. Treasury Debt 4.9%
U.S. Treasury Bills (j)
3.397%, due 4/9/26	$ 10,497,000	10,488,578
3.542%, due 5/5/26	1,468,000	1,462,975
3.564%, due 4/16/26	5,095,000	5,087,302
3.57%, due 4/28/26	3,777,000	3,766,716
3.617%, due 5/21/26	13,332,000	13,264,822
3.623%, due 4/23/26	3,320,000	3,312,636
3.642%, due 4/30/26	4,509,000	4,495,816
3.646%, due 5/7/26	1,967,000	1,959,835
3.664%, due 7/21/26	11,693,000	11,563,208
Total Short-Term Investments (Cost $55,402,886)		55,401,888
Total Investments (Cost $1,196,676,628)	102.0%	1,160,065,567
Other Assets, Less Liabilities	(2.0)	(22,877,601)
Net Assets	100.0%	$ 1,137,187,966

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2026.
(c)	Delayed delivery security.
(d)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(e)	Issue in default.

(f)	Issue in non-accrual status.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Non-income producing security.
(i)	Less than $1.
(j)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI MacKay High Yield Corporate Bond Fund Class I	$ 2,277	$ —	$ —	$ —	$ (38)	$ 2,239	$ 34	$ —	437

Abbreviation(s):
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipt
TBD—To Be Determined
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 48,278,263	$ —	$ 48,278,263
Corporate Bonds	—	72,813,816	—	72,813,816
Loan Assignments	—	966,482,690	—	966,482,690
Total Long-Term Bonds	—	1,087,574,769	—	1,087,574,769
Affiliated Investment Company
Fixed Income Fund	2,238,516	—	—	2,238,516
Common Stocks	605,255	—	1,628,246	2,233,501
Exchange-Traded Funds	12,616,893	—	—	12,616,893
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	55,401,888	—	55,401,888
Total Investments in Securities	$ 15,460,664	$ 1,142,976,657	$ 1,628,246	$ 1,160,065,567

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Less than $1.

NYLIM VP Equity Allocation Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 96.5%
Equity Funds 96.5%
NYLI Candriam International Equity ETF (a)	918,227	$ 32,360,339
NYLI Candriam U.S. Large Cap Equity ETF (a)	743,642	38,080,643
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,152,154	39,998,639
NYLI Epoch Capital Growth Fund Class I	160,087	2,424,854
NYLI Epoch International Choice Fund Class I (a)	769,624	37,599,695
NYLI Fiera SMID Growth Fund Class R6 (a)	1,196,221	19,731,188
NYLI FTSE International Equity Currency Neutral ETF	437,989	14,707,671
NYLI PineStone U.S. Equity Fund Class R6 (a)	999,000	19,244,433
NYLI U.S. Large Cap R&D Leaders ETF (a)	736,283	27,372,278
NYLI WMC Enduring Capital Fund Class R6 (a)	536,641	19,012,911
NYLI WMC International Research Equity Fund Class I (a)	3,480,887	36,600,138
NYLI WMC Value Fund Class R6 (a)	919,115	31,139,807
NYLIM VP American Century Large Cap Equity Portfolio Initial Class (a)	1,886,219	19,286,773
NYLIM VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	3,229,080	35,724,930
NYLIM VP Dimensional U.S. Equity Portfolio Initial Class	687,821	19,208,995
NYLIM VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	1,660,238	30,583,582
NYLIM VP MFS® Investors Trust Portfolio Initial Class (a)	1,438,527	15,274,711
NYLIM VP MFS® Research Portfolio Initial Class (a)	1,537,031	16,002,647
NYLIM VP PineStone International Equity Portfolio Initial Class (a)	849,673	9,814,144
NYLIM VP S&P 500 Index Portfolio Initial Class	171,785	20,017,458
NYLIM VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	3,379,863	34,407,346
NYLIM VP Small Cap Growth Portfolio Initial Class (a)	2,456,746	28,574,903
NYLIM VP Wellington Growth Portfolio Initial Class (a)	1,144,254	34,437,000
NYLIM VP Wellington Small Cap Portfolio Initial Class (a)	3,634,941	38,557,996
NYLIM VP Winslow Large Cap Growth Portfolio Initial Class	749,372	20,717,651
Total Affiliated Investment Companies (Cost $550,550,899)		640,880,732
Short-Term Investment 3.3%
Affiliated Investment Company 3.3%
NYLI U.S. Government Liquidity Fund, 3.538% (b)	21,678,567	21,678,567
Total Short-Term Investment (Cost $21,678,567)	3.3%	21,678,567
Total Investments (Cost $572,229,466)	99.8%	662,559,299
Other Assets, Less Liabilities	0.2	1,383,845
Net Assets	100.0%	$ 663,943,144

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of March 31, 2026, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam International Equity ETF	$ 32,376	$ 402	$ (496)	$ 94	$ (16)	$ 32,360	$ 95	$ —	918
NYLI Candriam U.S. Large Cap Equity ETF	30,974	9,721	—	—	(2,614)	38,081	42	—	744
NYLI Candriam U.S. Mid Cap Equity ETF	33,797	6,563	(300)	71	(132)	39,999	28	—	1,152
NYLI Epoch Capital Growth Fund Class I	2,525	—	(31)	5	(75)	2,424	—	—	160
NYLI Epoch International Choice Fund Class I	37,387	3	(598)	193	615	37,600	—	—	770
NYLI Fiera SMID Growth Fund Class R6	35,580	—	(14,460)	2,014	(3,403)	19,731	—	—	1,196
NYLI FTSE International Equity Currency Neutral ETF	14,437	—	(243)	93	420	14,707	—	—	438
NYLI PineStone U.S. Equity Fund Class R6	29,029	—	(8,906)	1,707	(2,586)	19,244	—	—	999
NYLI U.S. Government Liquidity Fund	18,791	72,217	(69,329)	—	—	21,679	—	—	21,679
NYLI U.S. Large Cap R&D Leaders ETF	7,954	21,385	—	—	(1,967)	27,372	84	—	736
NYLI WMC Enduring Capital Fund Class R6	30,035	—	(10,778)	1,123	(1,367)	19,013	—	—	537
NYLI WMC International Research Equity Fund Class I	36,026	36	—	—	538	36,600	—	—	3,481
NYLI WMC Value Fund Class R6	31,215	7	(41)	5	(46)	31,140	—	—	919
NYLIM VP American Century Large Cap Equity Portfolio Initial Class (a)	32,074	—	(11,462)	2,131	(3,456)	19,287	—	—	1,886
NYLIM VP Candriam Emerging Markets Equity Portfolio Initial Class	36,279	—	(2,546)	651	1,341	35,725	—	—	3,229
NYLIM VP Dimensional U.S. Equity Portfolio Initial Class	32,111	—	(12,115)	2,316	(3,103)	19,209	—	—	688
NYLIM VP Epoch U.S. Equity Yield Portfolio Initial Class	29,755	5	(174)	45	953	30,584	—	—	1,660
NYLIM VP MFS® Investors Trust Portfolio Initial Class	15,956	—	(52)	6	(635)	15,275	—	—	1,439
NYLIM VP MFS® Research Portfolio Initial Class	16,854	6	(42)	4	(819)	16,003	—	—	1,537
NYLIM VP PineStone International Equity Portfolio Initial Class	24,867	—	(14,501)	1,779	(2,331)	9,814	—	—	850
NYLIM VP S&P 500 Index Portfolio Initial Class	7,183	13,866	—	—	(1,032)	20,017	—	—	172
NYLIM VP Schroders Mid Cap Opportunities Portfolio Initial Class	33,629	—	(277)	90	965	34,407	—	—	3,380
NYLIM VP Small Cap Growth Portfolio Initial Class	35,957	—	(7,855)	715	(242)	28,575	162	—	2,457
NYLIM VP Wellington Growth Portfolio Initial Class	34,447	3,651	—	—	(3,661)	34,437	—	—	1,144
NYLIM VP Wellington Small Cap Portfolio Initial Class	36,224	2,656	(25)	8	(305)	38,558	—	—	3,635
NYLIM VP Winslow Large Cap Growth Portfolio Initial Class	34,269	—	(9,869)	3,786	(7,468)	20,718	—	—	749
	$709,731	$130,518	$(164,100)	$16,836	$(30,426)	$662,559	$411	$—

(a)	Prior to May 1, 2026, known as NYLI VP American Century Sustainable Equity Portfolio Initial Class.

Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF minus 1.85%	12/1/26	Daily	(18,208)	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/26	Daily	(3,977)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	3,519	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	5,435	—
Citibank NA	S&P 500 Energy Total	1 day FEDF plus 0.85%	12/1/26	Daily	3,243	—
Citibank NA	S&P 500 Financials Index	1 day FEDF plus 0.99%	12/1/26	Daily	7,577	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	20,545	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	9,031	—
						$ —

1.	As of March 31, 2026, cash in the amount of $2,693,338 was pledged to brokers for OTC swap contracts.
2.	Portfolio receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2026.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 640,880,732	$ —	$ —	$ 640,880,732
Short-Term Investment
Affiliated Investment Company	21,678,567	—	—	21,678,567
Total Investments in Securities	662,559,299	—	—	662,559,299
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 662,559,299	$ —	$ —	$ 662,559,299

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM VP Income Builder Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 34.3%
Asset-Backed Securities 3.7%
Automobile Asset-Backed Securities 1.2%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class G
12.748%, due 5/17/32 (a)	$ 316,443	$ 327,097
Bridgecrest Lending Auto Securitization Trust
Series 2025-3, Class E
6.62%, due 5/17/32 (a)	690,000	689,550
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	560,000	561,659
Exeter Automobile Receivables Trust
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	525,000	513,413
Series 2023-4A, Class D
6.95%, due 12/17/29	120,000	122,222
Series 2025-2A, Class E
7.81%, due 10/15/32 (a)	880,000	893,617
Exeter Select Automobile Receivables Trust
Series 2025-2, Class D
5.34%, due 1/15/32	500,000	501,377
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	85,911	85,701
Series 2021-3, Class E
3.32%, due 12/15/28	580,000	527,022
Series 2022-1, Class D
3.64%, due 3/15/28	250,000	245,038
Series 2022-2, Class D
5.80%, due 4/17/28	715,000	641,526
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	635,000	626,951
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class D
7.673% (SOFR 30A + 4.00%), due 10/20/32 (a)(b)	314,605	313,801
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	400,000	399,857
		6,448,831
Home Equity Asset-Backed Security 0.1%
RCKT Mortgage Trust
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (a)(c)	296,961	298,464

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities 2.4%
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	$ 441,298	$ 427,818
Series 2019-1, Class B
3.85%, due 2/15/28	238,620	233,251
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.418% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	250,000	249,278
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.62% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	250,000	237,904
Bayfront Labs VII Pte. Ltd.
Series 7A, Class A
4.958% (SOFR + 1.28%), due 4/11/48 (a)(b)	450,000	449,619
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	656,982	602,561
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	309,718	249,129
Series 2020-1, Class A1
1.69%, due 7/15/60	750,000	628,388
Consolidated Communications LLC
Series 2025-4A, Class A2
5.522%, due 12/20/55 (a)	475,000	477,834
DataBank Issuer II LLC
Series 2025-1A, Class B
5.669%, due 9/27/55 (a)	315,000	302,754
FirstKey Homes Trust
Series 2022-SFR2, Class C
4.50%, due 7/17/39 (a)	522,163	517,552
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.24% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	400,000	399,091
Golub Capital CLO 86B Ltd.
Series 2026-86A, Class C
5.358% (3 Month SOFR + 1.70%), due 1/25/39 (a)(b)	250,000	249,632
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
5.86% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)	275,000	273,127
Golub Capital Partners CLO 78M Ltd.
Series 2025-78A, Class A1
5.05% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	530,000	524,616
Home Partners of America Trust (a)
Series 2021-2, Class A
1.901%, due 12/17/26	194,711	191,063
Series 2021-2, Class B
2.302%, due 12/17/26	249,430	245,236

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	$ 630,000	$ 635,226
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.272% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	250,000	250,025
Kinetic ABS Issuer LLC
Series 2026-1A, Class B
5.561%, due 2/25/56 (a)	575,000	573,772
Kohlberg Credit CLO LLC
Series 2026-1A, Class A
5.19% (3 Month SOFR + 1.48%), due 4/15/38 (a)(b)	300,000	299,985
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	355,000	297,980
Series 2021-1, Class B1
2.41%, due 10/20/61	255,000	160,492
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.038% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	350,000	350,029
Octagon Investment Partners 49 Ltd.
Series 2020-5A, Class ARR
4.792% (3 Month SOFR + 1.12%), due 4/15/37 (a)(b)	300,000	298,002
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.768% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	250,000	245,308
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.128% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	250,000	250,076
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.068% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	350,000	350,122
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00%, due 9/15/48 (a)	375,000	373,935
RIN V LLC
Series 2023-2A, Class A1R
5.007% (3 Month SOFR + 1.34%), due 10/14/36 (a)(b)	450,000	448,851
RIN XIII LLC
Series 2026-1A, Class A1
4.95% (3 Month SOFR + 1.29%), due 4/15/39 (a)(b)	300,000	300,013
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.068% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	270,000	270,110
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.622% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	250,000	250,785

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Subway Funding LLC (a)
Series 2024-3A, Class A23
5.914%, due 7/30/54	$ 286,375	$ 278,926
Series 2024-1A, Class A2I
6.028%, due 7/30/54	286,375	288,223
Switch ABS Issuer LLC
Series 2025-2A, Class B
6.244%, due 10/25/55 (a)	355,000	346,580
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	276,765	281,389
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	445,000	437,435
Zayo Issuer LLC
Series 2025-2A, Class B
6.586%, due 6/20/55 (a)	415,000	424,654
		13,670,771
Total Asset-Backed Securities (Cost $20,718,747)		20,418,066
Corporate Bonds 12.4%
Airlines 0.3%
American Airlines, Inc. (a)
5.50%, due 4/20/26	50,001	50,020
5.75%, due 4/20/29 (d)	360,000	358,031
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30 (d)	425,000	397,375
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	825,000	823,808
		1,629,234
Auto Manufacturers 0.8%
Ford Motor Credit Co. LLC
2.70%, due 8/10/26	595,000	590,607
4.125%, due 8/17/27	485,000	478,717
4.97%, due 4/6/29	385,000	380,250
6.80%, due 5/12/28	365,000	375,987
General Motors Financial Co., Inc.
2.35%, due 1/8/31	344,000	306,451
2.70%, due 6/10/31	485,000	435,086
4.30%, due 4/6/29	470,000	465,251
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	1,350,000	1,326,853

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Toyota Motor Credit Corp.
Series B
4.60%, due 3/11/33	$ 290,000	$ 285,521
		4,644,723
Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc.
6.375%, due 10/15/32 (a)	400,000	395,897
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30	300,000	293,364
		689,261
Banks 3.0%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (a)(b)	585,000	599,434
Banco Santander SA
2.749%, due 12/3/30	600,000	537,451
Bank of America Corp. (e)
2.496%, due 2/13/31	650,000	600,809
2.572%, due 10/20/32	510,000	453,757
2.687%, due 4/22/32	465,000	421,392
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(f)	835,000	791,752
5.207%, due 2/24/37 (e)	150,000	145,168
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29 (b)(f)	260,000	269,037
BNP Paribas SA (a)
3.052%, due 1/13/31 (e)	565,000	530,176
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(f)	625,000	615,416
Citizens Financial Group, Inc.
2.638%, due 9/30/32	540,000	461,071
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (b)	490,000	485,589
Deutsche Bank AG
3.035%, due 5/28/32 (e)	255,000	230,898
4.725%, due 2/6/32 (e)	400,000	393,911
4.885% (SOFR + 1.219%), due 11/16/27 (b)	820,000	822,201
First Horizon Bank
5.75%, due 5/1/30	815,000	827,118
First Horizon Corp.
5.514%, due 3/7/31 (e)	335,000	339,422
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (e)	480,000	421,264
6.75%, due 10/1/37	159,000	171,509
Huntington Bancshares, Inc.
4.623%, due 1/28/32 (e)	390,000	384,308
5.605% (5 Year Treasury Constant Maturity Rate + 1.35%), due 1/28/41 (b)	275,000	268,373
KeyBank NA
4.90%, due 8/8/32	445,000	437,481

	Principal Amount	Value
Corporate Bonds
Banks
KeyCorp
6.401%, due 3/6/35 (e)	$ 185,000	$ 196,145
Lloyds Banking Group plc
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)(d)	315,000	313,648
M&T Bank Corp.
5.385%, due 1/16/36 (e)	190,000	188,436
Morgan Stanley (e)
2.484%, due 9/16/36	885,000	761,443
2.511%, due 10/20/32	645,000	569,498
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (e)	340,000	350,604
Societe Generale SA (a)(b)(f)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	395,000	393,537
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	810,000	759,185
Standard Chartered plc
2.678% (1 Year Treasury Constant Maturity Rate + 1.20%), due 6/29/32 (a)(b)	500,000	444,667
UBS Group AG (a)
3.091%, due 5/14/32 (e)	500,000	458,538
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(f)	620,000	546,963
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	160,000	160,444
USB Realty Corp.
5.081% (3 Month SOFR + 1.409%), due 1/15/27 (a)(b)(f)	350,000	307,169
Wells Fargo & Co.
3.35%, due 3/2/33 (e)	390,000	358,092
Western Alliance Bank
6.537% (5 Year Treasury Constant Maturity Rate + 2.85%), due 11/15/35 (b)	305,000	298,726
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	533,000	476,802
		16,791,434
Building Materials 0.1%
AmeriTex HoldCo Intermediate LLC
7.625%, due 8/15/33 (a)	295,000	304,513
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	395,000	406,240
		710,753
Chemicals 0.4%
Celanese US Holdings LLC
7.20%, due 11/15/33 (c)(d)	450,000	480,031
Eastman Chemical Co.
4.50%, due 2/20/31	285,000	278,665
Huntsman International LLC
4.50%, due 5/1/29	731,000	683,565
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	650,000	676,469
		2,118,730

	Principal Amount	Value
Corporate Bonds
Commercial Services 0.2%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	$ 380,000	$ 374,819
Global Payments, Inc.
4.875%, due 11/15/30	560,000	549,943
		924,762
Computers 0.0% ‡
Dell International LLC
3.375%, due 12/15/41	230,000	171,480
Diversified Financial Services 0.8%
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(f)	445,000	413,096
6.992%, due 6/13/29 (e)	265,000	276,013
Avolon Holdings Funding Ltd. (a)
4.70%, due 1/30/31	285,000	279,270
4.85%, due 4/1/33	420,000	402,345
Bread Financial Holdings, Inc.
6.75%, due 5/15/31 (a)	395,000	391,938
Capital One Financial Corp. (e)
4.722%, due 1/30/32	325,000	320,071
5.197%, due 9/11/36	245,000	237,510
6.051%, due 2/1/35	80,000	82,674
6.312%, due 6/8/29	515,000	532,517
OneMain Finance Corp.
6.75%, due 3/15/32	375,000	363,839
7.50%, due 5/15/31	415,000	417,216
Synchrony Financial
5.45%, due 3/6/31 (e)	475,000	474,607
VFH Parent LLC
7.50%, due 6/15/31 (a)	390,000	400,728
		4,591,824
Electric 1.3%
AEP Texas, Inc.
4.70%, due 5/15/32	475,000	469,224
Arizona Public Service Co.
2.20%, due 12/15/31	750,000	651,766
Duke Energy Ohio, Inc.
4.30%, due 2/1/49	565,000	451,322
Edison International (b)
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54	225,000	230,488
8.125% (5 Year Treasury Constant Maturity Rate + 3.864%), due 6/15/53	270,000	274,889
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	425,000	386,936
Evergy Missouri West, Inc.
5.25%, due 12/15/35 (a)	180,000	177,565

	Principal Amount	Value
Corporate Bonds
Electric
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	$ 700,000	$ 628,831
Nevada Power Co.
Series GG
5.90%, due 5/1/53	230,000	227,772
Ohio Power Co.
Series R
2.90%, due 10/1/51	420,000	251,202
PacifiCorp (b)
7.125% (5 Year Treasury Constant Maturity Rate + 3.292%), due 8/15/56	330,000	311,744
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55	70,000	66,888
Public Service Co. of Oklahoma
5.25%, due 1/15/33	200,000	202,396
Southern California Edison Co.
4.00%, due 4/1/47	520,000	386,323
5.70%, due 3/1/53	165,000	151,476
Virginia Electric and Power Co.
2.95%, due 11/15/51	435,000	267,113
5.70%, due 3/15/56 (d)	335,000	323,143
VoltaGrid LLC
7.375%, due 11/1/30 (a)	290,000	299,515
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	316,000	312,860
7.25%, due 1/15/29 (d)	425,000	437,396
8.375%, due 1/15/31 (d)	295,000	310,547
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	290,000	255,039
		7,074,435
Engineering & Construction 0.0% ‡
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	215,000	214,865
Entertainment 0.1%
Penn Entertainment, Inc.
6.75%, due 4/1/31 (a)	395,000	383,632
Food 0.5%
Grupo Nutresa SA (d)
Series Reg S
8.00%, due 5/12/30	200,000	211,750
9.00%, due 5/12/35 (a)	205,000	227,981
JBS NV
5.75%, due 4/1/33	589,000	607,990
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	630,000	673,262

	Principal Amount	Value
Corporate Bonds
Food
Post Holdings, Inc. (a)
4.50%, due 9/15/31	$ 115,000	$ 106,928
4.625%, due 4/15/30	257,000	246,721
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	500,000	497,568
		2,572,200
Forest Products & Paper 0.1%
Suzano Austria GmbH
3.75%, due 1/15/31	625,000	580,556
Gas 0.2%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	425,000	452,505
National Fuel Gas Co.
2.95%, due 3/1/31	450,000	409,081
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	325,000	257,691
		1,119,277
Healthcare-Products 0.1%
Abbott Laboratories
4.65%, due 3/15/36	285,000	278,690
5.50%, due 3/15/56	295,000	289,255
		567,945
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	330,000	342,210
Insurance 0.1%
Belrose Funding Trust II
6.792%, due 5/15/55 (a)	380,000	380,599
Five Corners Funding Trust III
5.791%, due 2/15/33 (a)	395,000	407,376
		787,975
Internet 0.4%
Alphabet, Inc.
5.75%, due 2/15/66	175,000	173,310
Amazon.com, Inc.
5.80%, due 3/13/56	265,000	264,787
Cogent Communications Group LLC
6.50%, due 7/1/32 (a)(d)	510,000	444,612
Meta Platforms, Inc.
5.625%, due 11/15/55	215,000	201,539

	Principal Amount	Value
Corporate Bonds
Internet
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	$ 470,000	$ 500,831
Wayfair LLC
6.75%, due 11/15/32 (a)	395,000	397,999
		1,983,078
Iron & Steel 0.1%
Mineral Resources Ltd.
7.00%, due 4/1/31 (a)	325,000	332,124
Leisure Time 0.1%
NCL Corp. Ltd.
6.75%, due 2/1/32 (a)	405,000	401,927
Royal Caribbean Cruises Ltd.
4.75%, due 5/15/33	192,000	185,388
		587,315
Lodging 0.2%
Las Vegas Sands Corp.
5.625%, due 6/15/28	550,000	557,162
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	505,000	473,525
		1,030,687
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	425,000	427,770
Media 0.1%
Univision Communications, Inc.
4.50%, due 5/1/29 (a)	430,000	403,981
Mining 0.2%
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	365,000	374,508
Vedanta Resources Finance II plc
9.85%, due 4/24/33 (a)	510,000	523,863
Series Reg S
10.875%, due 9/17/29	275,000	287,483
		1,185,854
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
5.649% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	565,000	505,994

	Principal Amount	Value
Corporate Bonds
Oil & Gas 0.5%
California Resources Corp.
8.25%, due 6/15/29 (a)	$ 238,000	$ 249,002
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	300,000	296,110
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)(d)	65,000	62,404
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	645,000	635,978
Matador Resources Co.
6.00%, due 4/15/34 (a)	245,000	243,451
Nabors Industries, Inc.
7.625%, due 11/15/32 (a)	390,000	399,223
SM Energy Co.
6.625%, due 4/15/34 (a)	465,000	463,686
Sunoco LP (a)
5.375%, due 7/15/31	265,000	262,871
5.625%, due 7/15/34	265,000	260,947
Valaris Ltd.
8.375%, due 4/30/30 (a)	85,000	88,076
		2,961,748
Oil & Gas Services 0.1%
SESI LLC
7.875%, due 9/30/30 (a)	290,000	295,716
Packaging & Containers 0.1%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	40,000	40,004
Cascades, Inc.
6.75%, due 7/15/30 (a)	400,000	403,500
Clydesdale Acquisition Holdings, Inc.
6.75%, due 4/15/32 (a)	400,000	378,458
		821,962
Pipelines 0.8%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	670,000	566,553
Cheniere Energy, Inc.
5.20%, due 7/30/36 (a)	285,000	282,089
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	500,000	477,004
Energy Transfer LP
5.35%, due 5/15/45	115,000	102,806
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	865,000	787,611
MPLX LP
2.65%, due 8/15/30	730,000	672,862

	Principal Amount	Value
Corporate Bonds
Pipelines
ONEOK, Inc.
6.25%, due 10/15/55	$ 395,000	$ 387,239
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	840,000	702,985
Western Midstream Operating LP
5.25%, due 2/1/50 (c)	420,000	354,236
		4,333,385
Real Estate 0.0% ‡
Alpha Star Holding IX Ltd.
Series Reg S
7.00%, due 8/26/28	210,000	200,090
Real Estate Investment Trusts 0.4%
Alexandria Real Estate Equities, Inc.
5.25%, due 3/15/36	280,000	273,441
GLP Capital LP
4.00%, due 1/15/30	810,000	777,479
Starwood Property Trust, Inc.
4.375%, due 1/15/27 (a)(d)	415,000	412,903
Trust 2401 (a)
7.375%, due 2/13/34	475,000	502,498
7.70%, due 1/23/32	416,000	444,475
		2,410,796
Retail 0.4%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	570,000	585,675
AutoNation, Inc.
4.75%, due 6/1/30	308,000	305,811
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	615,000	620,794
Macy's Retail Holdings LLC
6.125%, due 3/15/32 (a)	300,000	294,702
PetSmart LLC
7.50%, due 9/15/32 (a)	295,000	296,437
Sally Holdings LLC
6.75%, due 4/1/32 (d)	110,000	112,603
Victra Holdings LLC
8.75%, due 9/15/29 (a)	285,000	295,790
		2,511,812
Semiconductors 0.1%
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)	475,000	482,661

	Principal Amount	Value
Corporate Bonds
Software 0.2%
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	$ 300,000	$ 284,530
Fidelity National Information Services, Inc.
4.55%, due 3/10/29	310,000	308,538
Salesforce, Inc.
5.55%, due 3/15/36	465,000	463,554
		1,056,622
Telecommunications 0.3%
AT&T, Inc.
3.50%, due 9/15/53	680,000	445,901
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31 (a)	410,000	405,282
Total Play Telecomunicaciones SA de CV
Series Reg S
11.125%, due 12/31/32	200,000	180,871
Uniti Services LLC
7.50%, due 10/15/33 (a)(d)	395,000	410,662
WULF Compute LLC
7.75%, due 10/15/30 (a)	290,000	306,437
		1,749,153
Water 0.0% ‡
Aegea Finance SARL
9.00%, due 1/20/31 (a)	210,000	204,487
Total Corporate Bonds (Cost $71,956,088)		69,400,531
Foreign Government Bonds 0.8%
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (c)	800,000	576,000
Bahamas 0.1%
Bahamas Government Bond
8.25%, due 6/24/36	500,000	533,415
Chile 0.0% ‡
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	320,000	289,990
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	725,000	604,099
7.75%, due 11/7/36	495,000	505,865
		1,109,964

	Principal Amount	Value
Foreign Government Bonds
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	$ 620,000	$ 570,648
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	520,000	499,777
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	685,000	680,548
Uruguay 0.1%
Uruguay Government Bond
9.75%, due 7/20/33	UYU 15,160,000	413,678
Total Foreign Government Bonds (Cost $4,542,532)		4,674,020
Loan Assignments 0.9%
Automobile 0.2%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.20% (3 Month SOFR + 4.50%), due 5/28/32 (b)	$ 394,005	390,262
LSF12 Helix Parent LLC
First Lien Term Loan B
7.168% (1 Month SOFR + 3.50%), due 2/10/33 (b)	395,000	389,075
Mavis Tire Express Services Topco Corp.
First Lien 2025 Incremental Term Loan
6.668% (1 Month SOFR + 3.00%), due 5/4/28 (b)	400,000	399,292
		1,178,629
Diversified/Conglomerate Service 0.0% ‡
TruGreen LP
First Lien Term Loan B
7.767% (3 Month SOFR + 4.00%), due 11/2/27 (b)	304,879	289,635
Finance 0.1%
Arches Buyer, Inc.
First Lien New Term Loan
7.023% (1 Month SOFR + 3.25%), due 12/6/27 (b)	394,792	392,818
Healthcare 0.1%
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
6.418% (1 Month SOFR + 2.75%), due 9/8/32 (b)	393,018	388,596

	Principal Amount	Value
Loan Assignments
High Tech Industries 0.1%
Gryphon Acquire NewCo LLC
First Lien Term Loan
6.675% (3 Month SOFR + 3.00%), due 9/13/32 (b)	$ 398,000	$ 398,000
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.1%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.20% (3 Month SOFR + 3.50%), due 2/3/33 (b)	395,000	392,778
Media 0.2%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.178% (3 Month SOFR + 5.25%), due 8/2/29 (b)	455,714	456,540
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.037% (1 Month SOFR + 3.25%), due 1/31/29 (b)	710,000	682,576
		1,139,116
Retail Store 0.1%
White Cap Supply Holdings LLC
First Lien Tranche Term Loan D
7.173% (1 Month SOFR + 3.50%), due 2/10/33 (b)	395,000	374,545
Services: Business 0.0% ‡
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.95% (3 Month SOFR + 3.25%), due 9/13/32 (b)	199,500	200,049
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
6.668% (1 Month SOFR + 3.00%), due 11/19/31 (b)	64,836	63,467
		263,516
Services: Consumer 0.0% ‡
Metropolis Technologies, Inc.
First Lien Initial Term Loan
8.98% (6 Month SOFR + 5.25%), due 11/3/32 (b)	315,000	310,275
Total Loan Assignments (Cost $5,186,125)		5,127,908
Mortgage-Backed Securities 10.8%
Agency (Collateralized Mortgage Obligations) 3.8%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	679,530	458,444
REMIC, Series 5021, Class SA
(zero coupon) (-1.000 x SOFR 30A + 3.55%), due 10/25/50 (b)(g)	1,065,071	24,754

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5200, Class SA
(zero coupon) (-1.000 x SOFR 30A + 3.50%), due 2/25/52 (b)(g)	$ 145,614	$ 2,764
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	275,109	220,642
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	571,228	471,184
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	296,365	244,190
REMIC, Series 5514, Class SA
1.438% (-1.000 x SOFR 30A + 5.10%), due 3/25/55 (b)(g)	1,138,696	33,972
REMIC, Series 5531, Class SD
2.238% (-1.000 x SOFR 30A + 5.90%), due 4/25/55 (b)(g)	1,535,395	96,137
REMIC, Series 4994, Class TS
2.324% (-1.000 x SOFR 30A + 5.986%), due 7/25/50 (b)(g)	638,479	81,287
REMIC, Series 4831, Class SA
2.413% (-1.000 x SOFR 30A + 6.086%), due 10/15/48 (b)(g)	579,430	72,428
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (g)	710,115	126,408
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (g)	638,737	101,643
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (g)	450,232	71,024
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (g)	513,148	81,911
REMIC, Series 5160
3.00%, due 10/25/51 (g)	518,939	56,690
REMIC, Series 5547, Class ES
3.338% (-1.000 x SOFR 30A + 7.00%), due 6/25/55 (b)(g)	625,234	43,648
REMIC, Series 5040
3.50%, due 11/25/50 (g)	379,415	68,443
FHLMC MSCR Trust (a)(b)
REMIC, Series 2026-MN13, Class M2
6.622% (SOFR 30A + 2.95%), due 3/25/46	450,000	449,995
REMIC, Series 2025-MN12, Class B1
8.162% (SOFR 30A + 4.50%), due 11/25/45	515,000	527,071
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	426,072	329,984
Series 402
(zero coupon), due 9/25/53	338,960	285,668
Series 311, Class S1
2.163% (-1.000 x SOFR 30A + 5.836%), due 8/15/43 (b)(g)	1,236,926	125,805
Series 397, Class C61
5.50%, due 1/25/53 (g)	656,676	126,215
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	294,594	249,280

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	$ 450,971	$ 380,760
REMIC, Series 2025-44, Class SD
1.438% (-1.000 x SOFR 30A + 5.10%), due 6/25/55 (b)(g)	1,896,128	71,047
REMIC, Series 2024-82, Class DS
1.488% (-1.000 x SOFR 30A + 5.15%), due 11/25/54 (b)(g)	1,469,318	45,421
REMIC, Series 2020-57, Class LJ
2.00%, due 8/25/50	850,000	644,756
REMIC, Series 2022-10, Class SA
2.088% (-1.000 x SOFR 30A + 5.75%), due 2/25/52 (b)(g)	722,326	84,432
REMIC, Series 2025-103, Class SA
2.168% (-1.000 x SOFR 30A + 5.83%), due 6/25/55 (b)(g)	1,136,294	70,595
REMIC, Series 2016-57, Class SN
2.274% (-1.000 x SOFR 30A + 5.936%), due 6/25/46 (b)(g)	605,496	64,764
REMIC, Series 2020-70, Class SD
2.474% (-1.000 x SOFR 30A + 6.136%), due 10/25/50 (b)(g)	864,403	106,521
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (g)	1,256,179	213,025
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (g)	474,440	74,248
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (g)	1,344,265	177,393
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (g)	203,692	23,520
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (g)	1,929,065	313,699
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (g)	1,317,415	233,077
REMIC, Series 2025-18, Class SM
3.438% (-1.000 x SOFR 30A + 7.10%), due 9/25/54 (b)(g)	528,026	44,461
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (g)	833,308	177,722
FNMA, Strips (g)
Series 426, Class C32
1.50%, due 2/25/52	1,988,023	187,561
Series 429, Class C5
3.00%, due 10/25/52	1,776,687	321,218
Series 440, Class C46
4.00%, due 10/25/53	1,646,980	344,717
Series 438, Class C34
6.00%, due 8/25/53	837,936	187,150
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (-1.000 x 1 Month SOFR + 2.716%), due 1/20/50 (b)(g)	1,204,188	10,885
REMIC, Series 2021-16, Class AS
(zero coupon) (-1.000 x 1 Month SOFR + 2.636%), due 1/20/51 (b)(g)	2,011,310	14,903

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	$ 562,682	$ 371,770
REMIC, Series 2021-29, Class AS
(zero coupon) (-1.000 x SOFR 30A + 2.70%), due 2/20/51 (b)(g)	1,883,457	14,829
REMIC, Series 2021-97, Class SA
(zero coupon) (-1.000 x SOFR 30A + 2.60%), due 6/20/51 (b)(g)	2,142,481	20,057
REMIC, Series 2021-136, Class SB
(zero coupon) (-1.000 x SOFR 30A + 3.20%), due 8/20/51 (b)(g)	6,036,656	73,214
REMIC, Series 2021-205, Class DS
(zero coupon) (-1.000 x SOFR 30A + 3.20%), due 11/20/51 (b)(g)	2,626,172	36,148
REMIC, Series 2021-226, Class SA
(zero coupon) (-1.000 x SOFR 30A + 1.70%), due 12/20/51 (b)(g)	1,557,596	5,921
REMIC, Series 2022-87, Class SA
(zero coupon) (-1.000 x SOFR 30A + 3.30%), due 5/20/52 (b)(g)	2,022,243	23,619
REMIC, Series 2022-107, Class SA
(zero coupon) (-1.000 x SOFR 30A + 3.47%), due 6/20/52 (b)(g)	5,100,819	56,800
REMIC, Series 2022-101, Class SB
(zero coupon) (-1.000 x SOFR 30A + 3.30%), due 6/20/52 (b)(g)	1,013,363	12,255
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	622,273	502,938
REMIC, Series 2023-53
(zero coupon), due 4/20/53	180,702	147,915
REMIC, Series 2023-114, Class MO
(zero coupon), due 8/20/53	160,470	134,603
REMIC, Series 2021-158, Class SB
0.027% (-1.000 x SOFR 30A + 3.70%), due 9/20/51 (b)(g)	1,313,613	40,257
REMIC, Series 2022-78, Class S
0.027% (-1.000 x SOFR 30A + 3.70%), due 4/20/52 (b)(g)	1,069,517	20,661
REMIC, Series 2023-80, Class SA
1.577% (-1.000 x SOFR 30A + 5.25%), due 6/20/53 (b)(g)	1,796,616	79,091
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (g)	285,915	34,703
REMIC, Series 2020-188
2.00%, due 12/20/50 (g)	1,254,599	142,230
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (g)	1,729,878	189,913
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (g)	903,212	107,299
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	890,521	568,885
REMIC, Series 2019-115, Class SA
2.26% (-1.000 x 1 Month SOFR + 5.936%), due 9/20/49 (b)(g)	890,563	108,772
REMIC, Series 2020-34, Class SC
2.26% (-1.000 x 1 Month SOFR + 5.936%), due 3/20/50 (b)(g)	797,341	99,632
REMIC, Series 2023-47, Class KS
2.31% (-1.000 x 1 Month SOFR + 5.986%), due 4/20/48 (b)(g)	2,336,484	271,708

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2025-131, Class S
2.377% (-1.000 x SOFR 30A + 6.05%), due 8/20/55 (b)(g)	$ 884,960	$ 68,382
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (g)	1,727,385	251,075
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (g)	450,585	67,916
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	820,466	679,086
REMIC, Series 2021-188
2.50%, due 10/20/51 (g)	1,469,731	239,592
REMIC, Series 2020-146, Class SA
2.51% (-1.000 x 1 Month SOFR + 6.186%), due 10/20/50 (b)(g)	783,019	104,942
REMIC, Series 2020-175, Class CS
2.51% (-1.000 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(g)	820,555	105,389
REMIC, Series 2021-179, Class SA
2.51% (-1.000 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(g)	1,167,982	163,302
REMIC, Series 2020-167, Class SN
2.51% (-1.000 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(g)	400,504	54,736
REMIC, Series 2020-189, Class SU
2.51% (-1.000 x 1 Month SOFR + 6.186%), due 12/20/50 (b)(g)	547,221	77,605
REMIC, Series 2021-46, Class QS
2.51% (-1.000 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(g)	472,452	61,657
REMIC, Series 2021-57, Class SD
2.51% (-1.000 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(g)	3,041,489	403,987
REMIC, Series 2021-46, Class TS
2.51% (-1.000 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(g)	576,383	75,130
REMIC, Series 2021-96, Class SN
2.51% (-1.000 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(g)	1,017,974	126,924
REMIC, Series 2021-122, Class HS
2.51% (-1.000 x 1 Month SOFR + 6.186%), due 7/20/51 (b)(g)	1,037,062	143,258
REMIC, Series 2021-135, Class GS
2.51% (-1.000 x 1 Month SOFR + 6.186%), due 8/20/51 (b)(g)	1,607,983	217,615
REMIC, Series 2021-96, Class JS
2.56% (-1.000 x 1 Month SOFR + 6.236%), due 6/20/51 (b)(g)	827,322	117,880
REMIC, Series 2023-86, Class SE
2.977% (-1.000 x SOFR 30A + 6.65%), due 9/20/50 (b)(g)	701,499	104,853
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (g)	1,108,321	190,479
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (g)	1,151,381	191,185
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (g)	145,103	21,438
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (g)	661,103	110,761
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (g)	538,293	96,876

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (g)	$ 1,016,392	$ 177,472
REMIC, Series 2022-207
3.00%, due 8/20/51 (g)	692,432	120,678
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (g)	1,708,960	303,687
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (g)	1,202,696	202,799
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	342,527	308,596
REMIC, Series 2023-60, Class ES
3.854% (-2.000 x SOFR 30A + 11.20%), due 4/20/53 (b)	365,802	338,090
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (g)	798,611	182,534
REMIC, Series 2023-66, Class MP
4.954% (-2.000 x SOFR 30A + 12.30%), due 5/20/53 (b)	508,432	481,344
REMIC, Series 2023-38, Class WT
6.447%, due 12/20/51 (h)	254,704	265,310
REMIC, Series 2023-59, Class YC
7.076%, due 9/20/51 (h)	557,883	608,441
REMIC, Series 2023-55, Class LB
7.737%, due 11/20/51 (h)	409,864	461,237
REMIC, Series 2023-55, Class CG
7.887%, due 7/20/51 (h)	411,954	464,879
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2025-01, Class M2
6.762% (SOFR 30A + 3.10%), due 5/25/55	480,000	480,228
Series 2019-01, Class B10
9.276% (SOFR 30A + 5.614%), due 10/25/49	545,000	554,911
Series 2020-01, Class CE
11.276% (SOFR 30A + 7.614%), due 3/25/50	720,000	743,502
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU
3.25%, due 11/25/64	1,085,476	933,473
		21,505,931
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.6%
BAMLL Commercial Mortgage Securities Trust (a)
Series 2016-ISQ, Class A
2.848%, due 8/14/34	655,000	543,650
Series 2014-520M, Class A
4.185%, due 8/15/46 (i)	415,000	375,390
BANK
Series 2019-BN19, Class C
4.031%, due 8/15/61 (i)	570,000	421,879
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (h)	395,000	349,194

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Benchmark Mortgage Trust (i)
Series 2018-B6, Class D
3.086%, due 10/10/51 (a)	$ 425,000	$ 321,181
Series 2019-B14, Class C
3.761%, due 12/15/62	695,000	490,209
BF Mortgage Trust
Series 2019-NYT, Class F
6.97% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	685,000	595,953
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C
5.451%, due 10/10/42 (a)(i)	550,000	548,727
BMO Mortgage Trust
Series 2022-C1, Class 111A
3.269%, due 2/17/55 (a)(i)	615,000	581,777
Series 2024-C9, Class A5
5.759%, due 7/15/57	580,000	606,323
BSST Mortgage Trust
Series 2022-1700, Class A
4.973% (1 Month SOFR + 1.30%), due 2/15/37 (a)(b)	655,000	577,472
BWAY Mortgage Trust
Series 2013-1515, Class C
3.446%, due 3/10/33 (a)	490,000	447,948
BX Commercial Mortgage Trust (a)
Series 2019-IMC, Class F
6.619% (1 Month SOFR + 2.946%), due 4/15/34 (b)	400,000	393,535
Series 2024-VLT5, Class E
7.347%, due 11/13/46 (i)	503,000	512,819
Series 2024-BRBK, Class D
9.649% (1 Month SOFR + 5.971%), due 10/15/41 (b)	400,000	398,303
BX Trust
Series 2025-VLT7, Class E
7.423% (1 Month SOFR + 3.75%), due 7/15/44 (a)(b)	270,000	267,306
CFK Trust
Series 2020-MF2, Class E
3.458%, due 3/15/39 (a)(i)	670,000	520,663
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.145%, due 3/10/51 (a)(i)	905,000	685,083
Commercial Mortgage Trust (a)
Series 2014-CR20, Class D
3.222%, due 11/10/47	271,234	192,576
Series 2018-HCLV, Class A
4.969% (1 Month SOFR + 1.296%), due 9/15/33 (b)	500,000	470,707
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
4.758%, due 5/10/44 (a)(i)	405,000	166,046

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
DLIC Re-REMIC Trust
Series 2025-FRR1, Class C104
1.631%, due 12/27/52 (a)(h)	$ 670,000	$ 566,363
FHLMC MSCR Trust (a)(b)
Series 2021-MN3, Class M1
5.962% (SOFR 30A + 2.30%), due 11/25/51	130,820	130,918
Series 2025-MN10, Class M2
6.512% (SOFR 30A + 2.85%), due 2/25/45	660,000	663,239
GNMA (g)
REMIC, Series 2025-112
0.569%, due 3/16/66 (i)	2,981,963	149,884
REMIC, Series 2023-194, Class CI
0.819%, due 10/16/65 (i)	2,083,820	127,608
REMIC, Series 2023-159, Class CI
0.955%, due 7/16/65 (h)	2,914,181	199,875
REMIC, Series 2020-168, Class IA
0.974%, due 12/16/62 (i)	1,371,828	96,326
REMIC, Series 2021-47
0.992%, due 3/16/61 (i)	3,206,250	209,105
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (i)	1,243,546	83,457
REMIC, Series 2023-172
1.332%, due 2/16/66 (i)	1,989,355	178,039
GS Mortgage Securities Corp. Trust
Series 2012-BWTR, Class A
2.954%, due 11/5/34 (a)	518,967	453,733
GS Mortgage Securities Trust
Series 2018-GS10, Class D
3.00%, due 7/10/51 (a)	600,000	485,283
Series 2015-GC30, Class D
3.384%, due 5/10/50	1,195,000	740,900
Series 2015-GC30, Class B
3.887%, due 5/10/50 (i)	196,253	190,366
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2021-1MEM, Class A
2.516%, due 10/9/42 (i)	510,000	427,977
Series 2021-1440, Class A
5.087% (1 Month SOFR + 1.414%), due 3/15/36 (b)	470,000	436,257
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	540,000	425,942
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class D
3.97%, due 4/15/48 (a)(i)	780,000	391,162
Morgan Stanley Capital I Trust (a)
Series 2018-H3, Class D
3.00%, due 7/15/51	560,000	461,973

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Morgan Stanley Capital I Trust (a)
Series 2021-230P, Class A
4.956% (1 Month SOFR + 1.284%), due 12/15/38 (b)	$ 300,000	$ 290,250
Natixis Commercial Mortgage Securities Trust
Series 2020-2PAC, Class AMZ1
3.50%, due 1/15/37 (a)(i)	735,000	637,437
ROCK Trust
Series 2024-CNTR, Class C
6.471%, due 11/13/41 (a)	395,000	407,033
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	315,000	256,799
Series 2019-C16, Class AS
3.887%, due 4/15/52	260,000	246,075
Series 2018-C9, Class C
4.905%, due 3/15/51 (i)	730,000	491,524
WB Commercial Mortgage Trust
Series 2024-HQ, Class A
5.541%, due 3/15/40 (a)(i)	315,000	315,461
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	135,000	114,153
Series 2017-C39, Class D
4.355%, due 9/15/50 (a)(i)	285,000	252,160
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(i)	535,000	453,094
Series 2016-NXS5, Class D
4.948%, due 1/15/59 (i)	675,000	342,556
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(i)	600,000	510,000
		20,201,690
Whole Loan (Collateralized Mortgage Obligations) 3.4%
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(c)	251,164	247,065
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(g)(h)	16,073,133	198,346
Citigroup Mortgage Loan Trust (a)(h)
Series 2014-C, Class B3
4.25%, due 2/25/54	853,000	729,216
Series 2025-LTV1, Class A1
5.237%, due 12/25/55	560,839	559,385
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R02, Class 1B1
5.612% (SOFR 30A + 1.95%), due 2/25/45	190,000	189,924

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust (a)(b)
Series 2023-R07, Class 2M2
6.912% (SOFR 30A + 3.25%), due 9/25/43	$ 885,000	$ 909,454
Series 2023-R03, Class 2M2
7.562% (SOFR 30A + 3.90%), due 4/25/43	710,000	743,349
Series 2021-R03, Class 1B2
9.162% (SOFR 30A + 5.50%), due 12/25/41	255,000	261,080
Series 2020-SBT1, Class 1B1
10.526% (SOFR 30A + 6.864%), due 2/25/40	810,000	844,236
Series 2022-R02, Class 2B2
11.312% (SOFR 30A + 7.65%), due 1/25/42	570,000	594,962
Series 2019-HRP1, Class B1
13.026% (SOFR 30A + 9.364%), due 11/25/39	906,666	947,894
FHLMC STACR REMIC Trust (a)(b)
Series 2020-HQA1, Class B2
8.876% (SOFR 30A + 5.214%), due 1/25/50	695,000	767,345
Series 2021-HQA3, Class B2
9.912% (SOFR 30A + 6.25%), due 9/25/41	880,000	895,965
Series 2022-HQA1, Class B1
10.662% (SOFR 30A + 7.00%), due 3/25/42	670,000	703,751
Series 2022-DNA1, Class B2
10.762% (SOFR 30A + 7.10%), due 1/25/42	680,000	705,342
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.155%, due 8/25/48 (a)(h)	812,252	633,933
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
8.576% (SOFR 30A + 4.914%), due 9/25/47	700,000	758,198
REMIC, Series 2019-FTR1, Class B2
12.126% (SOFR 30A + 8.464%), due 1/25/48	570,000	672,088
REMIC, Series 2019-HQA2, Class B2
15.026% (SOFR 30A + 11.364%), due 4/25/49	605,000	711,544
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(h)	347,511	286,840
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A2
2.50%, due 11/25/51 (a)(h)	898,272	745,556
J.P. Morgan Mortgage Trust
Series 2021-4, Class B1
2.878%, due 8/25/51 (a)(i)	1,241,781	1,038,479
loanDepot GMSR Master Trust
Series 2025-GT2, Class A
6.83% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	675,000	673,727
Mill City Mortgage Loan Trust (a)(h)
Series 2018-4, Class B4
3.041%, due 4/25/66	559,347	346,354

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Mill City Mortgage Loan Trust (a)(h)
Series 2018-3, Class B2
3.25%, due 8/25/58	$ 967,936	$ 749,474
Series 2018-3, Class B4
3.646%, due 8/25/58	349,255	233,525
OBX Trust
Series 2025-R1, Class A1
4.94%, due 9/25/62 (a)(c)	403,103	400,404
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(h)	1,092,480	910,898
STACR Trust
Series 2018-HRP1, Class B2
15.526% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	970,019	1,135,272
Towd Point Mortgage Trust
Series 2017-4, Class B5
3.631%, due 6/25/57 (a)(h)	452,415	321,431
		18,915,037
Total Mortgage-Backed Securities (Cost $60,222,705)		60,622,658
U.S. Government & Federal Agencies 5.7%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.2%
FHLMC Gold Pools, 30 Year
3.50%, due 9/1/47	484,473	452,656
3.50%, due 11/1/47	896,392	837,141
3.50%, due 1/1/48	412,504	384,664
UMBS Pool, 30 Year
3.00%, due 7/1/52	803,765	707,480
3.50%, due 7/1/50	416,499	385,671
4.00%, due 3/1/53	788,915	747,717
4.50%, due 10/1/52	162,658	157,657
4.50%, due 12/1/53	733,855	710,852
5.00%, due 10/1/53	399,970	395,852
5.00%, due 3/1/54	334,567	330,506
5.50%, due 7/1/53	230,310	232,204
5.50%, due 3/1/54	534,862	543,885
6.00%, due 8/1/55	761,020	775,759
		6,662,044
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.2%
FNMA, Other
6.00%, due 4/1/37	2,731	2,836
UMBS, 30 Year
2.00%, due 10/1/50	2,081,388	1,689,790
2.00%, due 1/1/52	261,227	211,500
2.00%, due 3/1/52	3,182,870	2,575,312

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
2.00%, due 3/1/52	$ 598,656	$ 483,331
2.50%, due 11/1/51	1,585,373	1,345,207
2.50%, due 1/1/52	367,316	309,137
4.00%, due 8/1/48	181,283	173,555
4.00%, due 2/1/49	75,438	72,224
4.00%, due 6/1/52	271,561	257,380
4.00%, due 5/1/53	431,748	407,713
4.50%, due 1/1/54	639,565	619,111
5.00%, due 11/1/52	1,811,644	1,796,346
5.50%, due 2/1/53	139,374	140,574
5.50%, due 8/1/53	432,303	440,254
5.50%, due 4/1/54	547,569	556,752
5.50%, due 5/1/54	435,281	437,698
6.00%, due 9/1/53	592,356	605,315
6.00%, due 9/1/54	265,437	271,144
		12,395,179
Government National Mortgage Association (Mortgage Pass-Through Security) 0.3%
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	2,152,262	1,923,786
United States Treasury Bonds 1.1%
U.S. Treasury Bonds
4.625%, due 2/15/46	5,360,000	5,167,375
4.75%, due 2/15/56	735,000	716,855
		5,884,230
United States Treasury Notes 0.9%
U.S. Treasury Notes
3.50%, due 1/31/28	125,000	124,287
3.50%, due 1/15/29	1,245,000	1,234,398
3.75%, due 1/31/31	819,000	812,026
4.00%, due 1/31/33	2,453,000	2,434,219
4.125%, due 2/15/36	650,000	639,844
		5,244,774
Total U.S. Government & Federal Agencies (Cost $32,237,250)		32,110,013
Total Long-Term Bonds (Cost $194,863,447)		192,353,196

	Shares

Common Stocks 63.3%
Aerospace & Defense 1.8%
BAE Systems plc (United Kingdom)	156,574	4,557,709
General Dynamics Corp.	5,306	1,821,125

	Shares	Value
Common Stocks
Aerospace & Defense
Lockheed Martin Corp.	5,766	$ 3,484,913
		9,863,747
Air Freight & Logistics 0.8%
Deutsche Post AG (Germany)	49,391	2,547,152
United Parcel Service, Inc., Class B	20,126	1,979,996
		4,527,148
Automobile Components 0.3%
Cie Generale des Etablissements Michelin SCA (France)	52,110	1,774,467
Automobiles 0.4%
Toyota Motor Corp. (Japan)	112,300	2,327,900
Banks 4.4%
Bank of America Corp.	73,816	3,598,530
BAWAG Group AG (Austria) (a)	21,507	3,282,571
Columbia Banking System, Inc.	81,583	2,237,822
JPMorgan Chase & Co.	12,240	3,600,518
Lloyds Banking Group plc (United Kingdom)	1,488,119	1,839,248
Regions Financial Corp.	85,381	2,230,152
Royal Bank of Canada (Canada)	14,614	2,362,444
Truist Financial Corp.	46,539	2,139,398
U.S. Bancorp	60,005	3,120,860
		24,411,543
Beverages 1.7%
Coca-Cola Co. (The)	46,354	3,525,222
Coca-Cola Europacific Partners plc (United Kingdom)	44,343	4,020,580
PepsiCo, Inc.	14,023	2,177,631
		9,723,433
Biotechnology 1.2%
AbbVie, Inc.	30,498	6,633,010
Capital Markets 1.1%
BlackRock, Inc.	2,109	2,028,246
Lazard, Inc.	47,583	2,021,326
Schroders plc (United Kingdom)	306,313	2,335,602
		6,385,174
Chemicals 1.7%
Croda International plc (United Kingdom)	51,377	1,919,790
Linde plc	4,431	2,196,712
Nutrien Ltd. (Canada)	48,246	3,640,643
Scotts Miracle-Gro Co. (The)	30,828	1,874,651
		9,631,796

	Shares	Value
Common Stocks
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	6	$ 40
Communications Equipment 1.4%
Cisco Systems, Inc.	102,195	7,929,311
Construction & Engineering 0.4%
Vinci SA (France)	13,657	2,045,374
Diversified Telecommunication Services 3.0%
AT&T, Inc.	163,431	4,737,865
Deutsche Telekom AG (Registered) (Germany)	70,326	2,593,204
Orange SA (France)	188,495	3,851,379
Telenor ASA (Norway)	113,834	2,004,900
Verizon Communications, Inc.	72,113	3,620,073
		16,807,421
Electric Utilities 3.6%
American Electric Power Co., Inc.	39,431	5,168,616
Duke Energy Corp.	16,297	2,133,929
Entergy Corp.	39,695	4,460,130
NextEra Energy, Inc.	44,332	4,117,556
Pinnacle West Capital Corp.	21,449	2,160,987
Terna - Rete Elettrica Nazionale (Italy)	182,938	2,094,978
		20,136,196
Electrical Equipment 0.4%
Eaton Corp. plc	5,486	1,962,178
Food Products 1.6%
Hormel Foods Corp.	84,181	1,906,700
McCormick & Co., Inc. (Non-Voting)	47,557	2,398,775
Mondelez International, Inc., Class A	44,038	2,538,350
Nestle SA (Registered)	20,633	2,046,566
		8,890,391
Gas Utilities 0.6%
Snam SpA (Italy)	425,179	3,233,696
Health Care Equipment & Supplies 0.5%
Medtronic plc	34,751	3,011,174
Health Care Providers & Services 0.8%
CVS Health Corp.	63,872	4,587,287
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp.	10,784	3,351,559

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Restaurant Brands International, Inc. (Canada)	48,736	$ 3,601,591
Vail Resorts, Inc. (d)	15,322	1,966,119
		8,919,269
Household Products 0.3%
Reckitt Benckiser Group plc (United Kingdom)	27,083	1,837,924
Industrial Conglomerates 0.8%
Honeywell International, Inc.	9,668	2,185,258
Siemens AG (Registered) (Germany)	8,719	2,068,063
		4,253,321
Industrial REITs 0.3%
Segro plc (United Kingdom)	195,754	1,702,342
Insurance 3.6%
AIA Group Ltd. (Hong Kong)	330,600	3,713,910
Allianz SE (Registered) (Germany)	6,854	2,840,214
AXA SA (France)	71,231	3,265,633
Manulife Financial Corp. (Canada)	132,099	4,550,488
MetLife, Inc.	51,598	3,649,011
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	3,224	2,008,324
		20,027,580
Interactive Media & Services 1.0%
Alphabet, Inc., Class C	10,556	3,028,094
Meta Platforms, Inc., Class A	4,458	2,550,556
		5,578,650
IT Services 1.4%
Accenture plc, Class A	10,203	2,023,153
International Business Machines Corp.	25,151	6,096,351
		8,119,504
Leisure Products 0.9%
Hasbro, Inc.	52,404	4,905,014
Machinery 0.3%
Toro Co. (The)	20,644	1,928,975
Media 0.4%
Omnicom Group, Inc.	30,646	2,307,950
Multi-Utilities 0.5%
NiSource, Inc.	65,570	3,059,496

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 3.4%
Chevron Corp.	20,139	$ 4,166,759
DCC plc (United Kingdom)	29,491	1,817,577
Equinor ASA (Norway)	81,002	3,428,500
MPLX LP	60,780	3,468,715
ONEOK, Inc.	31,862	2,880,006
TotalEnergies SE (France)	34,170	3,155,027
		18,916,584
Personal Care Products 0.3%
Unilever plc (United Kingdom)	29,419	1,649,427
Pharmaceuticals 5.2%
Astellas Pharma, Inc. (Japan)	183,500	2,996,002
Bristol-Myers Squibb Co.	44,798	2,716,999
Eli Lilly & Co.	1,878	1,727,328
GSK plc	116,657	3,199,301
Johnson & Johnson	14,072	3,439,760
Merck & Co., Inc.	29,326	3,527,624
Novartis AG (Registered)	26,188	3,976,112
Pfizer, Inc.	88,446	2,483,564
Roche Holding AG	5,666	2,237,310
Sanofi SA (France)	31,544	3,042,601
		29,346,601
Professional Services 0.7%
Intertek Group plc (United Kingdom)	40,375	1,968,558
Paychex, Inc.	21,040	1,938,205
		3,906,763
Retail REITs 0.3%
NNN REIT, Inc.	46,275	1,944,938
Semiconductors & Semiconductor Equipment 5.8%
Analog Devices, Inc.	20,451	6,506,281
Broadcom, Inc.	25,109	7,771,487
Microchip Technology, Inc.	75,307	4,865,585
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	23,265	7,862,407
Texas Instruments, Inc.	27,379	5,315,359
		32,321,119
Software 1.2%
Microsoft Corp.	17,544	6,494,263
Specialized REITs 1.0%
Iron Mountain, Inc.	33,849	3,457,337
VICI Properties, Inc.	82,163	2,244,693
		5,702,030

	Shares	Value
Common Stocks
Specialty Retail 0.9%
Best Buy Co., Inc.	29,772	$ 1,911,362
Home Depot, Inc. (The)	9,055	2,978,099
		4,889,461
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	16,335	4,145,660
Dell Technologies, Inc., Class C	50,097	8,222,420
Hewlett Packard Enterprise Co.	299,513	7,131,404
NetApp, Inc.	29,825	3,053,782
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	1,369	3,993,861
		26,547,127
Tobacco 1.2%
Imperial Brands plc (United Kingdom)	70,777	2,880,584
Philip Morris International, Inc.	24,417	4,037,107
		6,917,691
Trading Companies & Distributors 1.1%
MSC Industrial Direct Co., Inc., Class A	42,284	3,901,545
Watsco, Inc.	5,874	2,136,902
		6,038,447
Water Utilities 0.3%
Essential Utilities, Inc.	47,768	1,923,617
Wireless Telecommunication Services 0.4%
Rogers Communications, Inc., Class B (Canada)	52,183	2,006,894
Total Common Stocks (Cost $276,714,478)		355,126,273
Short-Term Investments 1.9%
Affiliated Investment Company 0.9%
NYLI U.S. Government Liquidity Fund, 3.538% (j)	5,289,156	5,289,156
Unaffiliated Investment Companies 1.0%
Fidelity Government Portfolio, 3.62% (j)(k)	4,000,000	4,000,000
Invesco Government & Agency Portfolio, 3.66% (j)(k)	1,421,438	1,421,438
		5,421,438
Total Short-Term Investments (Cost $10,710,594)		10,710,594
Total Investments (Cost $482,288,519)	99.5%	558,190,063
Other Assets, Less Liabilities	0.5	3,045,278
Net Assets	100.0%	$ 561,235,341

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2026.
(c)	Step coupon—Rate shown was the rate in effect as of March 31, 2026.
(d)	All or a portion of this security was held on loan. As of March 31, 2026, the aggregate market value of securities on loan was $5,457,599; the total market value of collateral held by the Portfolio was $5,545,762. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $124,324. The Portfolio received cash collateral with a value of $5,421,438.
(e)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2026.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2026.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2026.
(j)	Current yield as of March 31, 2026.
(k)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 10,013	$ 47,734	$ (52,458)	$ —	$ —	$ 5,289	$ 106	$ —	5,289

Foreign Currency Forward Contracts
As of March 31, 2026, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,147,217	GBP	4,470,000	JPMorgan Chase Bank N.A.	5/7/26	$ 231,058
USD	4,013,080	JPY	609,326,000	JPMorgan Chase Bank N.A.	5/7/26	160,878
Total Unrealized Appreciation						391,936
AUD	9,875,000	USD	6,869,205	JPMorgan Chase Bank N.A.	5/7/26	(59,032)
EUR	1,728,853	USD	2,072,573	JPMorgan Chase Bank N.A.	5/7/26	(70,798)
EUR	2,841,000	USD	3,385,165	JPMorgan Chase Bank N.A.	5/7/26	(95,675)
Total Unrealized Depreciation						(225,505)
Net Unrealized Appreciation						$ 166,431

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts
As of March 31, 2026, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro STOXX 50 Index	171	June 2026	$ 11,319,437	$ 10,860,887	$ (458,550)
MSCI EAFE Index	39	June 2026	5,717,486	5,657,145	(60,341)
S&P 500 E-Mini Index	108	June 2026	36,328,462	35,482,050	(846,412)
S&P Midcap 400 E-Mini Index	18	June 2026	6,070,170	6,113,700	43,530
SPI 200 Index	26	June 2026	3,888,166	3,817,804	(70,362)
U.S. Treasury 10 Year Notes	109	June 2026	12,341,768	12,104,109	(237,659)
U.S. Treasury 10 Year Ultra Bonds	5	June 2026	566,965	567,578	613
U.S. Treasury Long Bonds	81	June 2026	9,444,194	9,223,875	(220,319)
U.S. Treasury Ultra Bonds	81	June 2026	9,748,887	9,441,562	(307,325)
Yen Denominated Nikkei 225 Index	92	June 2026	15,584,407	15,383,573	(200,834)
Total Long Contracts					(2,357,659)
Short Contracts
FTSE 100 Index	(71)	June 2026	(9,741,888)	(9,584,571)	157,317
U.S. Treasury 2 Year Notes	(17)	June 2026	(3,551,235)	(3,526,570)	24,665
U.S. Treasury 5 Year Notes	(115)	June 2026	(12,563,475)	(12,440,664)	122,811
Total Short Contracts					304,793
Net Unrealized Depreciation					$ (2,052,866)

1.	As of March 31, 2026, cash in the amount of $6,983,840 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2026.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
CLO—Collateralized Loan Obligation
EAFE—Europe, Australasia and Far East
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
JPY—Japanese Yen
MSCI—Morgan Stanley Capital International
MSCR—Multifamily Structured Credit Risk
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate

STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
UYU—Uruguay Peso

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 20,418,066	$ —	$ 20,418,066
Corporate Bonds	—	69,400,531	—	69,400,531
Foreign Government Bonds	—	4,674,020	—	4,674,020
Loan Assignments	—	5,127,908	—	5,127,908
Mortgage-Backed Securities	—	60,622,658	—	60,622,658
U.S. Government & Federal Agencies	—	32,110,013	—	32,110,013
Total Long-Term Bonds	—	192,353,196	—	192,353,196
Common Stocks
Aerospace & Defense	5,306,038	4,557,709	—	9,863,747
Air Freight & Logistics	1,979,996	2,547,152	—	4,527,148
Automobile Components	—	1,774,467	—	1,774,467
Automobiles	—	2,327,900	—	2,327,900
Banks	19,289,724	5,121,819	—	24,411,543
Capital Markets	4,049,572	2,335,602	—	6,385,174
Chemicals	7,712,006	1,919,790	—	9,631,796
Construction & Engineering	—	2,045,374	—	2,045,374
Diversified Telecommunication Services	8,357,938	8,449,483	—	16,807,421
Electric Utilities	18,041,218	2,094,978	—	20,136,196
Food Products	6,843,825	2,046,566	—	8,890,391
Gas Utilities	—	3,233,696	—	3,233,696
Household Products	—	1,837,924	—	1,837,924
Industrial Conglomerates	2,185,258	2,068,063	—	4,253,321
Industrial REITs	—	1,702,342	—	1,702,342
Insurance	8,199,499	11,828,081	—	20,027,580
Oil, Gas & Consumable Fuels	10,515,480	8,401,104	—	18,916,584
Personal Care Products	—	1,649,427	—	1,649,427
Pharmaceuticals	13,895,275	15,451,326	—	29,346,601
Professional Services	1,938,205	1,968,558	—	3,906,763
Technology Hardware, Storage & Peripherals	22,553,266	3,993,861	—	26,547,127
Tobacco	4,037,107	2,880,584	—	6,917,691
All Other Industries	129,986,060	—	—	129,986,060
Total Common Stocks	264,890,467	90,235,806	—	355,126,273
Short-Term Investments
Affiliated Investment Company	5,289,156	—	—	5,289,156
Unaffiliated Investment Companies	5,421,438	—	—	5,421,438
Total Short-Term Investments	10,710,594	—	—	10,710,594
Total Investments in Securities	275,601,061	282,589,002	—	558,190,063
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	391,936	—	391,936
Futures Contracts	348,936	—	—	348,936
Total Other Financial Instruments	348,936	391,936	—	740,872
Total Investments in Securities and Other Financial Instruments	$ 275,949,997	$ 282,980,938	$ —	$ 558,930,935
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (225,505)	$ —	$ (225,505)
Futures Contracts	(2,401,802)	—	—	(2,401,802)
Total Other Financial Instruments	$ (2,401,802)	$ (225,505)	$ —	$ (2,627,307)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM VP Hedge Multi-Strategy Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Exchange-Traded Funds 99.2%
Alternative 10.1%
Affiliated Investment Company 2.9%
NYLI Merger Arbitrage ETF (a)	155,821	$ 5,664,093
Derivative Income Fund 2.7%
JPMorgan Equity Premium Income ETF (b)	92,730	5,255,937
Managed Futures Funds 3.4%
iMGP DBi Managed Futures Strategy ETF	138,608	4,179,031
Simplify Managed Futures Strategy ETF	82,168	2,483,117
		6,662,148
Merger Arbitrage Fund 1.1%
AltShares Merger Arbitrage ETF	73,081	2,142,735
Total Alternative (Cost $18,302,141)		19,724,913
Bonds 56.1%
Bank Loan Fund 6.5%
Franklin Senior Loan ETF	547,687	12,596,801
Convertible Bond Funds 6.7%
iShares Convertible Bond ETF (b)	60,184	6,126,129
SPDR Bloomberg Convertible Securities ETF	76,049	6,960,005
		13,086,134
Emerging Bonds—Local Currency Fund 0.2%
VanEck J.P. Morgan EM Local Currency Bond ETF (b)	19,141	480,630
Floating Rate—Investment Grade Funds 21.1%
iShares Floating Rate Bond ETF (c)	618,513	31,513,237
SPDR Bloomberg Investment Grade Floating Rate ETF	308,065	9,482,241
		40,995,478
Investment Grade Corporate Bond Fund 0.5%
iShares Broad USD Investment Grade Corporate Bond ETF (b)	17,659	904,670
Mortgage-Backed Security Fund 1.9%
Vanguard Mortgage-Backed Securities ETF	77,505	3,638,860
Municipal Bond Funds 5.2%
iShares National Muni Bond ETF (b)	47,397	5,031,192
Vanguard Tax-Exempt Bond Index ETF (b)	103,334	5,155,333
		10,186,525

	Shares	Value
Bonds
Short Duration Fund 14.0%
Vanguard Short-Term Treasury ETF (b)	463,757	$ 27,148,335
Total Bonds (Cost $106,322,496)		109,037,433
Commodities 4.1%
Agriculture Fund 2.0%
Invesco DB Agriculture Fund	139,856	3,820,866
Broad Funds 2.1%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	47,032	1,142,407
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	176,378	3,054,867
		4,197,274
Total Commodities (Cost $6,561,170)		8,018,140
Equities 28.9%
China Equity Funds 1.1%
iShares MSCI China ETF (b)	31,315	1,759,277
Xtrackers Harvest CSI 300 China A-Shares ETF (b)	13,578	443,186
		2,202,463
Emerging Equity Funds 5.2%
Franklin FTSE India ETF	45,536	1,512,706
iShares MSCI Emerging Markets ex China ETF (b)	108,151	8,507,158
		10,019,864
International Equity Core Fund 7.5%
Vanguard FTSE Developed Markets ETF	227,707	14,591,464
U.S. Large Cap Core Funds 3.2%
Communication Services Select Sector SPDR Fund (b)	26,931	2,985,571
Financial Select Sector SPDR Fund	16,833	831,045
iShares Semiconductor ETF (b)	2,805	921,891
Materials Select Sector SPDR Fund (b)	28,661	1,432,190
		6,170,697
U.S. Mid Cap Core Fund 0.4%
Vanguard Mid-Cap ETF	2,398	688,658
U.S. Momentum Fund 3.9%
iShares MSCI USA Momentum Factor ETF (b)	31,509	7,561,845
U.S. Preferred Fund 2.5%
Global X U.S. Preferred ETF (b)	269,187	4,953,041

	Shares	Value
Equities
U.S. Small Cap Core Funds 5.1%
iShares Core S&P Small-Cap ETF (b)	80,277	$ 9,979,234
Total Equities (Cost $48,405,423)		56,167,266
Total Exchange-Traded Funds (Cost $179,591,230)		192,947,752
Exchange-Traded Vehicles 0.6%
Commodity 0.4%
Silver Fund 0.4%
abrdn Standard Physical Silver Shares ETF (b)	11,410	817,070
Currency 0.2%
U.S. Dollar Fund 0.2%
Invesco DB U.S. Dollar Index Bullish Fund	12,435	345,444
Total Exchange-Traded Vehicles (Cost $978,488)		1,162,514

Short-Term Investments 16.6%
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 3.54% (d)	24,033	24,033
Unaffiliated Investment Companies 16.6%
Fidelity Government Portfolio, 3.62% (d)(e)	25,000,000	25,000,000
Invesco Government & Agency Portfolio, 3.66% (d)(e)	7,272,878	7,272,878
Total Unaffiliated Investment Companies (Cost $32,272,878)		32,272,878
Total Short-Term Investments (Cost $32,296,911)		32,296,911
Total Investments (Cost $212,866,629)	116.4%	226,407,177
Other Assets, Less Liabilities	(16.4)	(31,864,898)
Net Assets	100.0%	$ 194,542,279

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2026, the aggregate market value of securities on loan was $44,940,255; the total market value of collateral held by the Portfolio was $46,068,500. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $13,795,622. The Portfolio received cash collateral with a value of $32,272,878.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for swaps.

(d)	Current yield as of March 31, 2026.
(e)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Merger Arbitrage ETF	$ 6,189	$ —	$ (614)	$ 81	$ 8	$ 5,664	$ —	$ —	156
NYLI U.S. Government Liquidity Fund	1,265	8,072	(9,313)	—	—	24	6	—	24
	$7,454	$8,072	$(9,927)	$81	$8	$5,688	$6	$—

Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	99	$ —
Morgan Stanley & Co.	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	99	—
Bank of America Merrill Lynch	abrdn Physical Silver Shares ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	69	—
Morgan Stanley & Co.	abrdn Physical Silver Shares ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	69	—
Bank of America Merrill Lynch	AltShares Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	181	—
Morgan Stanley & Co.	AltShares Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	181	—
Bank of America Merrill Lynch	Franklin FTSE India ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	126	—
Morgan Stanley & Co.	Franklin FTSE India ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	126	—
Bank of America Merrill Lynch	Franklin Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	1,034	—
Morgan Stanley & Co.	Franklin Senior Loan ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	1,034	—
Bank of America Merrill Lynch	Global X MLP & Energy Infrastructure ETF	Federal Funds Composite Interest Rate minus 3.28%	8/3/2027	Monthly	(183)	—
Morgan Stanley & Co.	Global X MLP & Energy Infrastructure ETF	Federal Fund Rate minus 1.94%	10/1/2027	Monthly	(183)	—
Bank of America Merrill Lynch	Global X U.S. Preferred ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	410	—
Morgan Stanley & Co.	Global X U.S. Preferred ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	410	—
Bank of America Merrill Lynch	iMGP DBi Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	343	—
Morgan Stanley & Co.	iMGP DBi Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	343	—
Bank of America Merrill Lynch	Invesco CurrencyShares Euro Currency Trust	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(4,700)	—
Morgan Stanley & Co.	Invesco CurrencyShares Euro Currency Trust	Federal Fund Rate minus 6.00%	10/1/2027	Monthly	(4,700)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Invesco CurrencyShares Japanese Yen Trust	Federal Funds Composite Interest Rate minus 1.75%	8/3/2027	Monthly	(27)	$ —
Morgan Stanley & Co.	Invesco CurrencyShares Japanese Yen Trust	Federal Fund Rate minus 1.09%	10/1/2027	Monthly	(27)	—
Bank of America Merrill Lynch	Invesco DB Agriculture Fund	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	314	—
Morgan Stanley & Co.	Invesco DB Agriculture Fund	Federal Fund Rate plus 1.60%	10/1/2027	Monthly	314	—
Bank of America Merrill Lynch	Invesco DB US Dollar Index Bullish Fund	Federal Funds Composite Interest Rate plus 0.50%	8/3/2027	Monthly	29	—
Morgan Stanley & Co.	Invesco DB US Dollar Index Bullish Fund	Federal Fund Rate plus 1.60%	10/1/2027	Monthly	29	—
Bank of America Merrill Lynch	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	252	—
Morgan Stanley & Co.	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	257	—
Bank of America Merrill Lynch	iShares 0-3 Month Treasury Bond ETF	Federal Funds Composite Interest Rate minus 0.35%	8/3/2027	Monthly	(993)	—
Morgan Stanley & Co.	iShares 0-3 Month Treasury Bond ETF	Federal Fund Rate minus 0.35%	10/1/2027	Monthly	(993)	—
Bank of America Merrill Lynch	iShares 7-10 Year Treasury Bond ETF	Federal Funds Composite Interest Rate minus 0.35%	8/3/2027	Monthly	(1,581)	—
Morgan Stanley & Co.	iShares 7-10 Year Treasury Bond ETF	Federal Fund Rate minus 0.35%	10/1/2027	Monthly	(1,581)	—
Bank of America Merrill Lynch	iShares Broad USD Investment Grade Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	8/3/2027	Monthly	77	—
Morgan Stanley & Co.	iShares Broad USD Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	77	—
Bank of America Merrill Lynch	iShares Convertible Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	507	—
Morgan Stanley & Co.	iShares Convertible Bond ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	507	—
Bank of America Merrill Lynch	iShares Core S&P Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	807	—
Morgan Stanley & Co.	iShares Core S&P Small-Cap ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	812	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	2,564	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	2,564	—
Bank of America Merrill Lynch	iShares International Treasury Bond ETF	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(2,029)	—
Morgan Stanley & Co.	iShares International Treasury Bond ETF	Federal Fund Rate minus 1.50%	10/1/2027	Monthly	(2,029)	—
Bank of America Merrill Lynch	iShares MSCI China ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	148	—
Morgan Stanley & Co.	iShares MSCI China ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	148	—
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ex China ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	692	—
Morgan Stanley & Co.	iShares MSCI Emerging Markets ex China ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	692	—
Bank of America Merrill Lynch	iShares MSCI USA Momentum Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	615	—
Morgan Stanley & Co.	iShares MSCI USA Momentum Factor ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	615	—
Bank of America Merrill Lynch	iShares National Muni Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	417	—
Morgan Stanley & Co.	iShares National Muni Bond ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	417	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	iShares Semiconductor ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	79	$ —
Morgan Stanley & Co.	iShares Semiconductor ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	79	—
Bank of America Merrill Lynch	JPMorgan Equity Premium Income ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	435	—
Morgan Stanley & Co.	JPMorgan Equity Premium Income ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	435	—
Bank of America Merrill Lynch	NYLI Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	469	—
Morgan Stanley & Co.	NYLI Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	469	—
Bank of America Merrill Lynch	Simplify Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	209	—
Morgan Stanley & Co.	Simplify Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	209	—
Bank of America Merrill Lynch	SPDR Bloomberg Convertible Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	571	—
Morgan Stanley & Co.	SPDR Bloomberg Convertible Securities ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	571	—
Bank of America Merrill Lynch	SPDR Bloomberg International Treasury Bond ETF	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(2,887)	—
Morgan Stanley & Co.	SPDR Bloomberg International Treasury Bond ETF	Federal Fund Rate minus 8.54%	10/1/2027	Monthly	(2,457)	—
Bank of America Merrill Lynch	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	771	—
Morgan Stanley & Co.	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	771	—
Bank of America Merrill Lynch	State Street Communication Services Select Sector SPDR ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	252	—
Morgan Stanley & Co.	State Street Communication Services Select Sector SPDR ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	252	—
Bank of America Merrill Lynch	State Street Consumer Staples Select Sector SPDR ETF	Federal Funds Composite Interest Rate minus 0.35%	8/3/2027	Monthly	(329)	—
Morgan Stanley & Co.	State Street Consumer Staples Select Sector SPDR ETF	Federal Fund Rate minus 0.35%	10/1/2027	Monthly	(329)	—
Bank of America Merrill Lynch	State Street Energy Select Sector SPDR ETF	Federal Funds Composite Interest Rate minus 0.35%	8/3/2027	Monthly	(326)	—
Morgan Stanley & Co.	State Street Energy Select Sector SPDR ETF	Federal Fund Rate minus 0.10%	10/1/2027	Monthly	(326)	—
Bank of America Merrill Lynch	State Street Financial Select Sector SPDR ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	71	—
Morgan Stanley & Co.	State Street Financial Select Sector SPDR ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	71	—
Bank of America Merrill Lynch	State Street Health Care Select Sector SPDR ETF	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(1,801)	—
Morgan Stanley & Co.	State Street Health Care Select Sector SPDR ETF	Federal Fund Rate minus 0.10%	10/1/2027	Monthly	(1,801)	—
Bank of America Merrill Lynch	State Street Industrial Select Sector SPDR ETF	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(46)	—
Morgan Stanley & Co.	State Street Industrial Select Sector SPDR ETF	Federal Fund Rate minus 0.15%	10/1/2027	Monthly	(46)	—
Bank of America Merrill Lynch	State Street Materials Select Sector SPDR ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	120	—
Morgan Stanley & Co.	State Street Materials Select Sector SPDR ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	120	—
Bank of America Merrill Lynch	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	Federal Funds Composite Interest Rate minus 0.35%	8/3/2027	Monthly	(618)	—
Morgan Stanley & Co.	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	Federal Fund Rate minus 0.49%	10/1/2027	Monthly	(618)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	State Street Technology Select Sector SPDR ETF	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(58)	$ —
Morgan Stanley & Co.	State Street Technology Select Sector SPDR ETF	Federal Fund Rate minus 0.05%	10/1/2027	Monthly	(58)	—
Bank of America Merrill Lynch	State Street Utilities Select Sector SPDR ETF	Federal Funds Composite Interest Rate minus 0.35%	8/3/2027	Monthly	(173)	—
Morgan Stanley & Co.	State Street Utilities Select Sector SPDR ETF	Federal Fund Rate minus 0.35%	10/1/2027	Monthly	(173)	—
Bank of America Merrill Lynch	U.S. Natural Gas Fund LP	Federal Funds Composite Interest Rate minus 0.35%	5/3/2027	Monthly	(285)	—
Morgan Stanley & Co.	U.S. Natural Gas Fund LP	Federal Fund Rate minus 3.99%	10/1/2027	Monthly	(285)	—
Bank of America Merrill Lynch	VanEck J. P. Morgan EM Local Currency Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	8/3/2027	Monthly	41	—
Morgan Stanley & Co.	VanEck J. P. Morgan EM Local Currency Bond ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	41	—
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	1,187	—
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	1,187	—
Bank of America Merrill Lynch	Vanguard Mid-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	58	—
Morgan Stanley & Co.	Vanguard Mid-Cap ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	58	—
Bank of America Merrill Lynch	Vanguard Mortgage-Backed Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	8/3/2027	Monthly	296	—
Morgan Stanley & Co.	Vanguard Mortgage-Backed Securities ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	296	—
Bank of America Merrill Lynch	Vanguard Short-Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	2,210	—
Morgan Stanley & Co.	Vanguard Short-Term Treasury ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	2,209	—
Bank of America Merrill Lynch	Vanguard Tax-Exempt Bond Index ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	427	—
Morgan Stanley & Co.	Vanguard Tax-Exempt Bond Index ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	427	—
Bank of America Merrill Lynch	Xtrackers Harvest CSI 300 China A-Shares ETF	Federal Funds Composite Interest Rate plus 0.50%	5/3/2027	Monthly	38	—
Morgan Stanley & Co.	Xtrackers Harvest CSI 300 China A-Shares ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	38	—
						$ —

1.	As of March 31, 2026, cash in the amount of $450,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2026.

Abbreviation(s):
DB—Deutsche Bank
EM—Emerging Markets
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MLP—Master Limited Partnership

MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$ 192,947,752	$ —	$ —	$ 192,947,752
Exchange-Traded Vehicles	1,162,514	—	—	1,162,514
Short-Term Investments
Affiliated Investment Company	24,033	—	—	24,033
Unaffiliated Investment Companies	32,272,878	—	—	32,272,878
Total Short-Term Investments	32,296,911	—	—	32,296,911
Total Investments in Securities	226,407,177	—	—	226,407,177
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 226,407,177	$ —	$ —	$ 226,407,177

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM VP Janus Henderson Balanced Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 35.9%
Asset-Backed Securities 5.9%
Automobile Asset-Backed Securities 0.2%
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2026-1A, Class A
4.28%, due 8/20/30	$ 353,000	$ 349,945
Series 2023-4A, Class A
5.49%, due 6/20/29	632,000	643,865
Hertz Vehicle Financing III LLC
Series 2025-5A, Class A
4.62%, due 5/25/30 (a)	777,000	774,663
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, due 10/20/32 (a)	337,351	339,962
Lendbuzz Securitization Trust
Series 2023-1A, Class A2
6.92%, due 8/15/28 (a)	94,286	95,202
Merchants Fleet Funding LLC
Series 2025-1A, Class A
4.49%, due 1/20/39 (a)	559,000	559,814
Research-Driven Pagaya Motor Asset Trust
Series 2026-R1A, Class A
5.659%, due 7/25/34 (a)	541,000	541,347
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class A2
5.587%, due 8/16/32 (a)	44,349	44,462
US Bank NA
Series 2026-RVM1, Class B1
4.959%, due 12/25/46 (a)	681,000	677,831
		4,027,091
Home Equity Asset-Backed Securities 1.2%
COOPR Residential Mortgage Trust (a)(b)
Series 2025-CES3, Class A1A
4.84%, due 9/25/60	921,000	913,972
Series 2026-CES1, Class A1A
4.874%, due 1/1/61	884,744	877,327
Series 2025-CES4, Class A1A
5.04%, due 11/25/60	390,269	388,955
Series 2025-CES2, Class A1A
5.502%, due 6/25/60	389,312	390,515
FIGRE Trust (a)(c)
Series 2025-HE6, Class A
5.044%, due 9/25/55	439,146	434,986
Series 2024-HE4, Class A
5.056%, due 9/25/54	577,079	577,329
Series 2025-HE5, Class A
5.285%, due 8/25/55	580,591	579,016
Series 2025-HE4, Class A
5.408%, due 7/25/55	372,509	372,809

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
FIGRE Trust (a)(c)
Series 2025-HE3, Class A
5.56%, due 5/25/55	$ 804,599	$ 807,327
Series 2025-HE2, Class A
5.775%, due 3/25/55	705,604	710,103
Series 2024-HE2, Class A
6.38%, due 5/25/54	386,604	394,287
GS Mortgage Backed Securities Trust
Series 2025-CES2, Class A1
5.18%, due 9/25/55 (a)(b)	958,867	955,668
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1
4.899%, due 5/25/56 (a)(b)	259,874	257,600
RCKT Mortgage Trust (a)
Series 2026-CES2, Class A1A
4.762%, due 2/25/56 (b)	656,477	649,250
Series 2025-CES9, Class A1A
4.795%, due 9/25/55 (b)	392,736	389,427
Series 2026-CES2, Class A1B
4.863%, due 2/25/56 (b)	180,927	178,938
Series 2025-CES10, Class A1A
4.894%, due 11/25/55 (b)	630,605	626,461
Series 2025-CES8, Class A1A
5.148%, due 8/25/55 (c)	983,797	981,885
Series 2024-CES7, Class A1A
5.158%, due 10/25/44 (b)	1,157,578	1,156,136
Series 2024-CES6, Class A1A
5.344%, due 9/25/44 (b)	753,140	753,625
Series 2025-CES7, Class A1A
5.377%, due 7/25/55 (b)	543,179	544,302
Series 2025-CES2, Class A1A
5.503%, due 2/25/55 (b)	496,329	498,245
Series 2024-CES9, Class A1A
5.582%, due 12/25/44 (b)	224,715	225,606
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (b)	934,835	939,565
Series 2024-CES1, Class A1A
6.025%, due 2/25/44 (c)	294,798	296,016
Series 2024-CES2, Class A1A
6.141%, due 4/25/44 (c)	786,854	791,599
Series 2023-CES1, Class A1A
6.515%, due 6/25/43 (c)	187,984	187,872
Saluda Grade Alternative Mortgage Trust (a)
Series 2026-HB1, Class A1A
5.079% (1 Month SOFR + 1.40%), due 4/25/56 (d)	759,728	758,867
Series 2025-LOC5, Class A1A
5.279% (1 Month SOFR + 1.60%), due 10/25/55 (d)	1,083,245	1,086,828

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
Saluda Grade Alternative Mortgage Trust (a)
Series 2024-FIG5, Class A
6.255%, due 4/25/54 (c)	$ 512,108	$ 519,730
Series 2024-CES1, Class A1
6.306%, due 3/25/54 (c)	357,618	361,518
Series 2023-FIG4, Class A
6.718%, due 11/25/53 (c)	627,127	644,076
Series 2023-FIG3, Class A
7.067%, due 8/25/53 (c)	1,195,647	1,223,267
Towd Point Mortgage Trust
Series 2025-FIX2, Class A1
5.249%, due 10/25/65 (a)(b)	1,355,305	1,353,038
Vista Point Securitization Trust
Series 2026-CES1, Class A1
5.035%, due 2/25/56 (a)(b)	627,989	621,939
		22,448,084
Other Asset-Backed Securities 4.5%
AGL CLO 26 Ltd.
Series 2023-26A, Class A1R
4.95% (3 Month SOFR + 1.28%), due 10/21/38 (a)(d)	2,750,000	2,749,926
Ansley Park Capital LLC
Series 2025-A, Class A2
4.43%, due 4/20/35 (a)	772,522	769,794
Aqua Finance Trust
Series 2021-A, Class A
1.54%, due 7/17/46 (a)	93,952	86,229
Bain Capital Credit CLO Ltd.
Series 2023-3A, Class A1R
4.978% (3 Month SOFR + 1.31%), due 10/24/38 (a)(d)	1,594,000	1,593,209
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1BR
5.248% (3 Month SOFR + 1.58%), due 7/20/37 (a)(d)	345,453	344,093
Barings Loan Partners CLO Ltd. 5
Series LP-5A, Class A
4.888% (3 Month SOFR + 1.22%), due 1/20/35 (a)(d)	1,656,624	1,653,856
Bayview Opportunity Master Fund VII LLC
Series 2025-EDU1, Class B
5.362% (SOFR 30A + 1.70%), due 7/27/48 (a)(d)	406,023	406,766
Benefit Street Partners CLO 43 Ltd.
Series 2025-43A, Class A
5.072% (3 Month SOFR + 1.27%), due 10/20/38 (a)(d)	2,229,000	2,229,022
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R
5.062% (3 Month SOFR + 1.39%), due 7/15/37 (a)(d)	2,435,000	2,435,326
Carlyle U.S. CLO Ltd.
Series 2018-4A, Class A2R
5.228% (3 Month SOFR + 1.56%), due 10/17/37 (a)(d)	2,203,000	2,194,333

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Carlyle US CLO Ltd.
Series 2023-2A, Class A1R
4.988% (3 Month SOFR + 1.32%), due 7/20/38 (a)(d)	$ 2,448,000	$ 2,448,673
CBAM Ltd.
Series 2018-5A, Class A1R
5.452% (3 Month SOFR + 1.34%), due 10/17/38 (a)(d)	1,090,000	1,090,250
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	933,776	751,106
Series 2020-1, Class A1
1.69%, due 7/15/60	600,598	503,211
Series 2021-1A, Class B1
1.98%, due 3/15/61	360,015	219,315
Series 2020-1, Class B1
2.28%, due 7/15/60	89,945	55,316
Series 2022-1A, Class A1
5.97%, due 8/15/62	1,016,099	1,009,712
Series 2022-1A, Class A2
6.11%, due 8/15/62	2,844,991	2,793,136
CIFC Funding Ltd.
Series 2019-7A, Class A1R
4.948% (3 Month SOFR + 1.28%), due 10/19/38 (a)(d)	1,810,000	1,810,002
Compass Datacenters Issuer II LLC (a)
Series 2024-2A, Class A1
5.022%, due 8/25/49	259,000	256,842
Series 2025-1A, Class A1
5.316%, due 5/25/50	4,342,000	4,315,095
Compass Datacenters Issuer III LLC (a)
Series 2025-1A, Class A2
5.656%, due 2/25/50	1,439,000	1,446,090
Series 2025-2A, Class A2
5.835%, due 2/25/50	896,000	902,526
CP EF Asset Securitization II LLC
Series 2023-1A, Class A
7.48%, due 3/15/32 (a)	54,949	55,210
CyrusOne Data Centers Issuer I LLC (a)
Series 2024-2A, Class A2
4.50%, due 5/20/49	227,000	220,658
Series 2024-3A, Class A2
4.65%, due 5/20/49	2,171,000	2,061,930
Series 2024-1A, Class A2
4.76%, due 3/22/49	618,025	605,684
DB Master Finance LLC (a)
Series 2021-1A, Class A2II
2.493%, due 11/20/51	268,100	252,416
Series 2017-1A, Class A2II
4.03%, due 11/20/47	368,920	365,238

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A
1.76%, due 4/15/49 (a)	$ 1,031,000	$ 1,007,883
Elmwood CLO X Ltd.
Series 2021-3A, Class AR2
4.968% (3 Month SOFR + 1.30%), due 7/20/38 (a)(d)	1,636,000	1,636,198
Foundation Finance Trust
Series 2025-3A, Class A
4.56%, due 8/15/52 (a)	819,896	813,444
GoldenTree Loan Management US CLO 17 Ltd.
Series 2023-17A, Class AR
4.948% (3 Month SOFR + 1.28%), due 1/20/39 (a)(d)	1,930,000	1,929,940
Libra Solutions LLC
Series 2024-1A, Class A
5.88%, due 9/30/38 (a)(e)	327,000	326,132
LMDV Issuer Co. LLC
Series 2025-1A, Class A2
5.31%, due 12/15/55 (a)	620,000	619,189
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, due 7/15/30 (a)	108,515	108,932
Madison Park Funding LV Ltd.
Series 2022-55A, Class A1R
5.028% (3 Month SOFR + 1.36%), due 7/18/37 (a)(d)	2,458,512	2,458,519
Madison Park Funding LXII Ltd.
Series 2022-62A, Class A1R2
4.971% (3 Month SOFR + 1.30%), due 7/16/38 (a)(d)	1,841,000	1,841,462
Madison Park Funding LXXIII Ltd.
Series 2025-73A, Class A1
5.263% (3 Month SOFR + 1.30%), due 10/17/38 (a)(d)	2,000,000	2,000,246
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class A2RR
5.271% (3 Month SOFR + 1.60%), due 10/16/37 (a)(d)	790,000	786,383
Magnetite 50 Ltd.
Series 2025-50A, Class A1
4.948% (3 Month SOFR + 1.28%), due 7/25/38 (a)(d)	1,393,000	1,395,070
MVW LLC
Series 2025-2A, Class A
4.48%, due 10/20/44 (a)	268,030	266,075
Neuberger Berman CLO 32R Ltd.
Series 2019-32RA, Class A
4.978% (3 Month SOFR + 1.31%), due 7/20/39 (a)(d)	1,693,713	1,694,687
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	514,000	323,502
NRM FNT1 Excess LLC
Series 2024-FNT1, Class A
7.398%, due 11/25/31 (a)(b)	703,771	706,559

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A
3.104%, due 7/25/26 (a)	$ 205,188	$ 203,557
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	645,036	587,169
Oaktree ABF Equipment ST LLC
Series 2026-1A, Class A2
4.50%, due 10/17/33 (a)	427,000	426,856
OCP CLO Ltd. (a)(d)
Series 2025-44A, Class A
4.968% (3 Month SOFR + 1.30%), due 10/24/38	900,000	900,545
Series 2020-18A, Class A2R2
5.238% (3 Month SOFR + 1.57%), due 7/20/37	602,473	600,143
Octagon Investment Partners 42 Ltd.
Series 2019-3A, Class A2RR
5.232% (3 Month SOFR + 1.56%), due 7/15/37 (a)(d)	250,000	249,023
OHA Credit Funding 7 Ltd.
Series 2020-7A, Class A1R2
4.948% (3 Month SOFR + 1.28%), due 7/19/38 (a)(d)	1,734,000	1,734,094
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A2R
5.248% (3 Month SOFR + 1.58%), due 10/19/37 (a)(d)	1,138,000	1,132,837
QTS Issuer ABS I LLC
Series 2025-1A, Class A2
5.439%, due 5/25/55 (a)	2,240,000	2,215,063
QTS Issuer ABS II LLC (a)
Series 2025-1A, Class A2
5.044%, due 10/5/55	1,655,000	1,621,101
Series 2026-5A, Class A2
6.178%, due 3/5/56	1,453,000	1,450,470
SCF Equipment Leasing LLC
Series 2025-2A, Class A2
4.26%, due 12/22/31 (a)	446,000	446,703
SEB Funding LLC
Series 2026-1A, Class A2
6.665%, due 1/30/56 (a)	1,045,000	1,036,648
SF ABS Issuer LLC
Series 2025-1A, Class A2
5.377%, due 11/25/55 (a)	2,734,000	2,675,421
Sixth Street CLO IX Ltd.
Series 2017-9A, Class AR
5.05% (3 Month SOFR + 1.38%), due 7/21/37 (a)(d)	1,682,000	1,682,700
Stack Infrastructure Issuer LLC
Series 2026-1A, Class A2
5.00%, due 3/27/56 (a)	1,382,000	1,329,764

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Switch ABS Issuer LLC
Series 2026-1A, Class A21
5.609%, due 3/27/56 (a)	$ 1,438,000	$ 1,437,659
Taco Bell Funding LLC
Series 2021-1A, Class A2II
2.294%, due 8/25/51 (a)	371,385	343,574
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A1R
5.04% (3 Month SOFR + 1.37%), due 10/21/37 (a)(d)	1,703,000	1,704,712
Trackside Rail LLC
Series 2026-1A, Class A
4.89%, due 3/20/56 (a)	1,176,000	1,161,217
UPG HI Issuer Trust
Series 2025-2, Class A
5.00%, due 9/25/47 (a)	513,864	510,864
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	3,200,644	3,146,237
Vantage Data Centers LLC
Series 2020-2A, Class A2
1.992%, due 9/15/45 (a)	705,000	673,177
VB-S1 Issuer LLC
Series 2026-1A, Class C2
4.693%, due 3/15/56 (a)	650,000	638,654
Voya CLO Ltd.
Series 2024-4A, Class A2
5.218% (3 Month SOFR + 1.55%), due 7/20/37 (a)(d)	682,703	679,634
Wendy's Funding LLC (a)
Series 2021-1A, Class A2I
2.37%, due 6/15/51	241,703	223,545
Series 2021-1A, Class A2II
2.775%, due 6/15/51	608,642	537,079
Series 2018-1A, Class A2II
3.884%, due 3/15/48	1,100,634	1,079,762
Series 2022-1A, Class A2II
4.535%, due 3/15/52	161,658	153,981
Series 2025-1A, Class A2I
5.422%, due 12/15/55	992,364	982,241
		85,103,615
Total Asset-Backed Securities (Cost $111,990,647)		111,578,790

	Principal Amount	Value
Corporate Bonds 10.3%
Aerospace & Defense 0.1%
TransDigm, Inc. (a)
6.25%, due 1/31/34	$ 211,000	$ 213,328
6.75%, due 1/31/34	724,000	733,488
		946,816
Auto Manufacturers 0.0% ‡
Ford Motor Credit Co. LLC
7.122%, due 11/7/33	715,000	751,068
Auto Parts & Equipment 0.1%
Cyprium Corp. (a)
6.125%, due 4/15/31 (f)	910,000	897,094
6.375%, due 4/15/34	589,000	571,708
		1,468,802
Banks 2.3%
Bank of America Corp. (g)
Series FIX
5.162%, due 1/24/31	3,202,000	3,263,004
5.744%, due 2/12/36	5,301,000	5,392,552
5.872%, due 9/15/34	1,432,000	1,499,535
Citigroup, Inc.
3.887%, due 1/10/28 (g)	2,697,000	2,683,999
4.503%, due 9/11/31 (g)	682,000	674,248
5.174%, due 9/11/36 (g)	587,000	581,888
5.827%, due 2/13/35 (g)	3,543,000	3,589,547
6.625% (5 Year Treasury Constant Maturity Rate + 3.001%), due 2/15/31 (d)(h)	962,000	962,722
Goldman Sachs Group, Inc. (The) (g)
4.516%, due 1/21/32	824,000	811,510
5.065%, due 1/21/37	824,000	805,602
5.536%, due 1/28/36	1,479,000	1,503,383
JPMorgan Chase & Co.
5.14%, due 1/24/31 (g)	1,420,000	1,445,988
Morgan Stanley (g)
2.943%, due 1/21/33	1,445,000	1,299,255
4.493%, due 1/16/32	2,372,000	2,332,123
5.32%, due 7/19/35	1,585,000	1,590,497
5.424%, due 7/21/34	1,150,000	1,166,858
PNC Financial Services Group, Inc. (The) (g)
5.222%, due 1/29/31	415,000	423,339
5.401%, due 7/23/35	1,400,000	1,417,773
6.875%, due 10/20/34	1,153,000	1,273,800
Societe Generale SA (a)(d)
5.50% (1 Year Treasury Constant Maturity Rate + 1.20%), due 4/13/29	992,000	1,006,820
6.10% (1 Year Treasury Constant Maturity Rate + 1.60%), due 4/13/33	2,316,000	2,406,148
U.S. Bancorp
2.491% (5 Year Treasury Constant Maturity Rate + 0.95%), due 11/3/36 (d)	1,471,000	1,271,739
5.046%, due 2/12/31 (g)	1,401,000	1,421,409

	Principal Amount	Value
Corporate Bonds
Banks
U.S. Bancorp
5.384%, due 1/23/30 (g)	$ 1,259,000	$ 1,289,344
5.424%, due 2/12/36 (f)(g)	1,541,000	1,574,670
Wells Fargo & Co.
5.244%, due 1/24/31 (g)	1,196,000	1,219,180
		42,906,933
Beverages 0.0% ‡
Maple Parent Holdings Corp. (a)
5.70%, due 3/26/36	568,000	564,358
6.625%, due 3/26/56	353,000	349,550
		913,908
Building Materials 0.1%
Quikrete Holdings, Inc.
6.375%, due 3/1/32 (a)	1,076,000	1,091,067
Chemicals 0.0% ‡
Qnity Electronics, Inc.
5.75%, due 8/15/32 (a)	700,000	700,834
Computers 0.2%
Booz Allen Hamilton, Inc.
5.95%, due 8/4/33	1,413,000	1,441,981
5.95%, due 4/15/35 (f)	2,394,000	2,413,521
CACI International, Inc.
6.375%, due 6/15/33 (a)	592,000	602,612
		4,458,114
Diversified Financial Services 1.4%
Atlas Warehouse Lending Co. LP (a)
4.625%, due 11/15/28	439,000	432,357
4.95%, due 11/15/30	682,000	668,988
5.25%, due 1/15/33	403,000	390,294
Capital One Financial Corp. (g)
5.884%, due 7/26/35	1,876,000	1,921,490
6.183%, due 1/30/36	1,215,000	1,235,843
7.624%, due 10/30/31	1,188,000	1,312,142
7.964%, due 11/2/34	837,000	959,912
Jane Street Group (a)
6.125%, due 11/1/32	2,309,000	2,283,344
6.75%, due 5/1/33	2,062,000	2,092,039
7.125%, due 4/30/31	989,000	1,016,648
LPL Holdings, Inc.
5.15%, due 6/15/30	944,000	948,107
5.20%, due 3/15/30	578,000	582,235
5.65%, due 3/15/35	969,000	960,699
5.75%, due 6/15/35	1,171,000	1,166,366

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
LPL Holdings, Inc.
6.00%, due 5/20/34	$ 1,580,000	$ 1,611,524
6.75%, due 11/17/28	2,218,000	2,323,796
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	700,000	706,459
6.375%, due 8/1/33	2,935,000	2,966,534
Takeoff Merger Sub, Inc. (a)
4.85%, due 3/24/31	2,047,000	2,021,402
5.50%, due 3/24/36 (f)	600,000	591,065
		26,191,244
Electric 0.9%
Alpha Generation LLC
6.25%, due 1/15/34 (a)	1,980,000	1,945,040
American Electric Power Co., Inc. (d)
Series C
5.80% (5 Year Treasury Constant Maturity Rate + 2.128%), due 3/15/56	758,000	748,764
Series D
6.05% (5 Year Treasury Constant Maturity Rate + 1.94%), due 3/15/56	606,000	600,591
Duke Energy Corp.
5.45%, due 6/15/34 (f)	2,305,000	2,356,034
Exelon Corp.
5.45%, due 3/15/34	1,120,000	1,144,999
NRG Energy, Inc. (a)
4.734%, due 10/15/30	1,516,000	1,501,259
5.75%, due 1/15/34	814,000	802,949
6.00%, due 1/15/36	1,526,000	1,512,124
Talen Energy Supply LLC (a)
6.25%, due 2/1/34	1,380,000	1,364,625
6.50%, due 2/1/36	2,264,000	2,279,691
Vistra Operations Co. LLC (a)
4.70%, due 1/31/31	302,000	297,138
5.35%, due 1/31/36	593,000	580,069
Xcel Energy, Inc.
5.60%, due 4/15/35	832,000	845,523
5.75% (5 Year Treasury Constant Maturity Rate + 2.168%), due 12/3/56 (d)	1,176,000	1,147,985
		17,126,791
Entertainment 0.0% ‡
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	743,000	736,083
Food 0.0% ‡
Albertsons Cos., Inc.
6.50%, due 2/15/28 (a)	871,000	881,908

	Principal Amount	Value
Corporate Bonds
Healthcare-Products 0.2%
Solventum Corp.
5.45%, due 3/13/31	$ 1,945,000	$ 1,995,511
5.60%, due 3/23/34	2,564,000	2,621,204
		4,616,715
Healthcare-Services 0.5%
Centene Corp.
4.25%, due 12/15/27	2,052,000	2,015,710
HCA, Inc.
3.625%, due 3/15/32	663,000	616,123
5.60%, due 4/1/34	1,048,000	1,070,262
Health Care Service Corp. A Mutual Legal Reserve Co. (a)
2.20%, due 6/1/30	883,000	798,828
5.20%, due 6/15/29	1,249,000	1,266,898
5.45%, due 6/15/34	2,116,000	2,117,120
Humana, Inc.
5.875%, due 3/1/33	334,000	341,275
5.95%, due 3/15/34	942,000	960,634
		9,186,850
Home Builders 0.0% ‡
KB Home
4.00%, due 6/15/31	555,000	511,698
Insurance 0.3%
Aon North America, Inc.
5.45%, due 3/1/34	3,199,000	3,266,928
Asurion LLC
8.00%, due 12/31/32 (a)	1,152,000	1,195,140
Athene Global Funding
2.646%, due 10/4/31 (a)	1,063,000	921,689
		5,383,757
Internet 0.3%
AppLovin Corp.
5.375%, due 12/1/31	1,280,000	1,292,559
5.50%, due 12/1/34 (f)	2,741,000	2,718,307
5.95%, due 12/1/54	1,443,000	1,310,732
		5,321,598
Investment Companies 0.1%
Blackstone Private Credit Fund
7.30%, due 11/27/28	947,000	966,379
Blue Owl Credit Income Corp.
4.70%, due 2/8/27	163,000	161,157
7.95%, due 6/13/28	852,000	872,810
		2,000,346

	Principal Amount	Value
Corporate Bonds
Leisure Time 0.3%
Carnival Corp.
5.75%, due 8/1/32 (a)	$ 1,448,000	$ 1,447,529
NCL Corp. Ltd. (a)
5.875%, due 1/15/31	2,670,000	2,594,081
6.25%, due 9/15/33 (f)	1,655,000	1,605,910
		5,647,520
Mining 0.0% ‡
First Quantum Minerals Ltd.
6.375%, due 2/15/36 (a)	858,000	825,410
Miscellaneous—Manufacturing 0.0% ‡
Eaton Corp.
4.20%, due 3/6/31	469,000	462,214
Oil & Gas 0.6%
Antero Resources Corp.
5.40%, due 2/1/36	2,528,000	2,485,939
Occidental Petroleum Corp.
8.875%, due 7/15/30	663,000	754,678
SM Energy Co. (a)
8.625%, due 11/1/30	380,000	400,933
8.75%, due 7/1/31	1,149,000	1,201,040
9.625%, due 6/15/33	1,777,000	1,963,089
Sunoco LP (a)
5.625%, due 3/15/31	562,000	559,422
7.00%, due 5/1/29	1,457,000	1,494,529
7.25%, due 5/1/32	819,000	847,394
Viper Energy Partners LLC
4.90%, due 8/1/30	440,000	439,710
5.70%, due 8/1/35	1,171,000	1,180,146
		11,326,880
Pharmaceuticals 0.5%
CVS Health Corp.
4.78%, due 3/25/38	2,247,000	2,070,695
5.00%, due 9/15/32	580,000	580,465
5.25%, due 2/21/33	192,000	194,194
5.45%, due 9/15/35	1,031,000	1,035,009
5.70%, due 6/1/34	991,000	1,018,444
6.20%, due 9/15/55	597,000	591,333
Teva Pharmaceutical Finance Co. LLC
6.15%, due 2/1/36	575,000	592,431
Teva Pharmaceutical Finance Netherlands III BV
6.00%, due 12/1/32	1,290,000	1,323,979

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, due 12/1/30	$ 1,352,000	$ 1,369,158
		8,775,708
Pipelines 0.5%
Cheniere Energy, Inc.
5.65%, due 4/15/34	1,344,000	1,383,684
Columbia Pipelines Operating Co. LLC (a)
6.036%, due 11/15/33	799,000	841,879
6.497%, due 8/15/43	161,000	168,102
6.544%, due 11/15/53	833,000	873,847
DT Midstream, Inc. (a)
4.125%, due 6/15/29	1,790,000	1,752,339
4.30%, due 4/15/32	468,000	446,476
4.375%, due 6/15/31	2,820,000	2,718,288
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	1,113,000	1,069,523
5.125%, due 6/15/28	990,000	987,091
		10,241,229
Real Estate Investment Trusts 0.4%
Equinix Asia Financing Corp. Pte. Ltd.
4.40%, due 3/15/31	1,032,000	1,010,220
Equinix Europe 2 Financing Corp. LLC
4.70%, due 3/15/33	2,119,000	2,060,966
GLP Capital LP
5.30%, due 1/15/29	86,000	86,746
5.625%, due 9/15/34	1,007,000	991,281
5.625%, due 3/1/36	684,000	665,257
6.75%, due 12/1/33	881,000	927,893
VICI Properties LP
5.625%, due 4/1/35	1,122,000	1,116,764
		6,859,127
Semiconductors 0.2%
Foundry JV Holdco LLC (a)
5.875%, due 1/25/34	1,821,000	1,843,758
5.90%, due 1/25/33	395,000	406,104
6.25%, due 1/25/35	395,000	413,717
Marvell Technology, Inc.
1.65%, due 4/15/26	793,000	792,115
		3,455,694
Software 0.9%
Constellation Software, Inc.
5.158%, due 2/16/29 (a)	391,000	392,466
MSCI, Inc.
4.00%, due 11/15/29 (a)	295,000	286,536

	Principal Amount	Value
Corporate Bonds
Software
Oracle Corp.
5.20%, due 9/26/35	$ 1,400,000	$ 1,313,193
5.35%, due 5/4/33	872,000	848,874
5.50%, due 8/3/35	454,000	433,386
5.70%, due 2/4/36	901,000	866,301
5.95%, due 9/26/55	882,000	742,001
6.10%, due 9/26/65	1,564,000	1,296,840
6.85%, due 2/4/66	640,000	588,366
ROBLOX Corp.
3.875%, due 5/1/30 (a)	2,235,000	2,100,415
Salesforce, Inc.
4.90%, due 9/15/31	2,409,000	2,405,588
5.20%, due 3/15/33	1,813,000	1,809,904
5.55%, due 3/15/36	1,911,000	1,905,056
6.40%, due 3/15/46	354,000	356,451
6.55%, due 3/15/56	1,203,000	1,207,173
		16,552,550
Telecommunications 0.4%
APLD ComputeCo 2 LLC
6.75%, due 3/15/31 (a)	1,781,000	1,768,033
Black Pearl Compute LLC
6.125%, due 2/15/31 (a)	1,709,000	1,739,415
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31 (a)	3,548,000	3,507,171
		7,014,619
Total Corporate Bonds (Cost $195,967,575)		196,355,483
Loan Assignments 0.8%
Aerospace & Defense 0.1%
Galileo Parent, Inc.
First Lien Initial Term Loan
8.118% (6 Month SOFR + 4.50%), due 3/3/33 (d)	1,209,788	1,187,105
TransDigm, Inc.
First Lien Tranche Term Loan M
6.173% (1 Month SOFR + 2.50%), due 8/19/32 (d)	1,476,580	1,475,489
		2,662,594
Capital Equipment 0.2%
EMRLD Borrower LP (d)
First Lien Initial Term Loan B
5.923% (3 Month SOFR + 2.25%), due 5/31/30	648,426	646,952
First Lien Second Amendment Incremental Term Loan
5.95% (6 Month SOFR + 2.25%), due 8/4/31	2,806,474	2,799,138
		3,446,090

	Principal Amount	Value
Loan Assignments
Cargo Transport 0.1%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.422% (3 Month SOFR + 1.75%), due 4/10/31 (d)	$ 2,411,188	$ 2,397,215
Electronics 0.0% ‡
Qnity Electronics, Inc.
First Lien Initial Term Loan
5.668% (1 Month SOFR + 2.00%), due 10/29/32 (d)	561,593	560,189
Energy (Electricity) 0.2%
Alpha Generation LLC
First Lien Initial Term Loan B
5.418% (1 Month SOFR + 1.75%), due 9/30/31 (d)	977,120	973,700
Lightning Power LLC
First Lien Initial Term Loan B
5.923% (1 Month SOFR + 2.25%), due 8/18/31 (d)	1,776,940	1,778,791
Talen Energy Supply LLC
First Lien 2025-1 Incremental Term Loan B
5.668% (1 Month SOFR + 2.00%), due 11/25/32 (d)	1,332,208	1,332,208
		4,084,699
Finance 0.1%
Belron Finance 2019 LLC
First Lien Term Loan B
5.66% (3 Month SOFR + 2.00%), due 10/16/31 (d)	834,353	833,102
Healthcare 0.1%
Medline Borrower LP
First Lien 2030 Refinancing Term Loan
5.418% (1 Month SOFR + 1.75%), due 10/23/30 (d)	1,499,256	1,499,984
High Tech Industries 0.0% ‡
CompoSecure Holdings LLC
First Lien Initial Term Loan
5.928% (1 Month SOFR + 2.25%), due 1/14/33 (d)	200,000	199,000
Total Loan Assignments (Cost $15,682,465)		15,682,873
Mortgage-Backed Securities 5.6%
Agency (Collateralized Mortgage Obligations) 0.1%
Croton Park CLO Ltd.
5.232%, due 10/15/36 (c)	1,080,000	1,075,114
FNMA
REMIC, Series 2018-27, Class EA
3.00%, due 5/25/48	391,399	350,195

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2019-71, Class P
3.00%, due 11/25/49	$ 573,129	$ 511,786
		1,937,095
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.3%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A
4.853% (1 Month SOFR + 1.18%), due 9/15/34 (a)(d)	699,152	695,656
ALA Trust
Series 2025-OANA, Class A
5.416% (1 Month SOFR + 1.743%), due 6/15/40 (a)(d)	2,780,000	2,786,950
BAMLL Re-REMIC Trust (a)(c)
Series 2024-FRR3, Class E
0.473%, due 1/27/50	589,014	547,977
Series 2024-FRR2, Class E
1.273%, due 7/27/50	438,000	380,791
BLP Commercial Mortgage Trust (a)(d)
Series 2025-IND, Class A
4.873% (1 Month SOFR + 1.20%), due 3/15/42	1,663,747	1,657,505
Series 2025-IND2, Class A
5.173% (1 Month SOFR + 1.50%), due 12/15/42	1,117,000	1,117,000
BPR Trust (a)
Series 2024-PMDW, Class A
5.358%, due 11/5/41 (i)	2,248,107	2,276,217
Series 2024-PMDW, Class D
5.85%, due 11/5/41 (i)	726,000	721,186
Series 2023-BRK2, Class A
6.899%, due 10/5/38 (c)	1,329,000	1,359,561
BX Commercial Mortgage Trust (a)
Series 2024-GPA3, Class A
4.965% (1 Month SOFR + 1.293%), due 12/15/39 (d)	908,543	908,543
Series 2024-VLT5, Class A
5.05%, due 11/13/46 (i)	1,372,000	1,370,993
Series 2026-CSMO, Class A
5.073% (1 Month SOFR + 1.40%), due 2/15/43 (d)	1,599,000	1,598,992
Series 2025-SPOT, Class A
5.116% (1 Month SOFR + 1.443%), due 4/15/40 (d)	792,405	792,528
Series 2024-AIR2, Class A
5.165% (1 Month SOFR + 1.492%), due 10/15/41 (d)	1,718,851	1,720,462
Series 2024-GPA3, Class B
5.315% (1 Month SOFR + 1.642%), due 12/15/39 (d)	628,084	628,084
Series 2026-CSMO, Class B
5.373% (1 Month SOFR + 1.70%), due 2/15/43 (d)	555,000	555,000
Series 2024-VLT5, Class B
5.415%, due 11/13/46 (i)	282,000	285,050
Series 2026-CSMO, Class C
5.673% (1 Month SOFR + 2.00%), due 2/15/43 (d)	348,000	348,326

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Commercial Mortgage Trust (a)
Series 2024-AIRC, Class C
6.262% (1 Month SOFR + 2.59%), due 8/15/41 (d)	$ 657,376	$ 657,993
Series 2024-BRBK, Class A
6.558% (1 Month SOFR + 2.88%), due 10/15/41 (d)	1,970,347	1,965,421
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	204,000	193,390
Series 2019-OC11, Class C
3.856%, due 12/9/41	564,000	535,776
Series 2025-ROIC, Class A
4.816% (1 Month SOFR + 1.144%), due 3/15/30 (d)	2,117,954	2,107,364
Series 2025-DIME, Class A
4.823% (1 Month SOFR + 1.15%), due 2/15/35 (d)	1,685,000	1,676,259
Series 2021-LBA, Class AJV
4.837% (1 Month SOFR + 1.164%), due 2/15/36 (d)	1,118,000	1,117,301
Series 2021-LBA, Class AV
4.837% (1 Month SOFR + 1.164%), due 2/15/36 (d)	887,289	886,734
Series 2025-ARIA, Class A
5.031%, due 12/13/42 (i)	2,191,000	2,202,536
Series 2025-ROIC, Class B
5.066% (1 Month SOFR + 1.393%), due 3/15/30 (d)	463,608	459,841
Series 2024-VLT4, Class A
5.164% (1 Month SOFR + 1.491%), due 6/15/41 (d)	1,621,595	1,611,460
Series 2025-GW, Class A
5.273% (1 Month SOFR + 1.60%), due 7/15/42 (d)	1,618,000	1,618,504
Series 2025-VLT7, Class A
5.373% (1 Month SOFR + 1.70%), due 7/15/44 (d)	3,422,000	3,407,029
BXHPP Trust
Series 2021-FILM, Class A
4.437% (1 Month SOFR + 0.764%), due 8/15/36 (a)(d)	221,000	209,397
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (a)	396,000	389,276
CONE Trust (a)(d)
Series 2024-DFW1, Class A
5.314% (1 Month SOFR + 1.642%), due 8/15/41	1,117,000	1,108,972
Series 2024-DFW1, Class B
5.963% (1 Month SOFR + 2.291%), due 8/15/41	821,377	815,214
CSTL Commercial Mortgage Trust
Series 2026-GATE3, Class A
4.695%, due 2/10/43 (a)(i)	386,000	381,858
DATA Mortgage Trust
Series 2024-CTR2, Class A
5.299%, due 5/10/46 (a)(i)	445,544	437,861
FREMF Mortgage Trust
Series 2023-K511, Class C
5.634%, due 11/25/28 (a)(i)	350,000	328,835

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FS Trust
Series 2026-ORL, Class A
5.023% (1 Month SOFR + 1.35%), due 2/15/41 (a)(d)	$ 724,000	$ 722,642
GS Mortgage Securities Corp. Trust
Series 2025-800D, Class A
6.33% (1 Month SOFR + 2.65%), due 11/25/41 (a)(d)	740,830	740,049
GWT
Series 2024-WLF2, Class A
5.364% (1 Month SOFR + 1.691%), due 5/15/41 (a)(d)	1,936,000	1,936,000
Hudsons Bay Simon JV Trust
Series 2015-HB10, Class A10
4.155%, due 8/5/34 (a)	1,236,485	1,184,706
KRE Commercial Mortgage Trust
Series 2025-AIP4, Class A
4.973% (1 Month SOFR + 1.30%), due 3/15/42 (a)(d)	1,393,153	1,387,929
LEX Mortgage Trust
Series 2024-BBG, Class A
4.874%, due 10/13/33 (a)(i)	394,000	392,334
LEX Trust
Series 2026-450, Class A
5.023% (1 Month SOFR + 1.35%), due 3/15/43 (a)(d)	639,000	636,204
Life Mortgage Trust (a)(d)
Series 2021-BMR, Class C
4.887% (1 Month SOFR + 1.214%), due 3/15/38	98,683	97,696
Series 2022-BMR2, Class A1
4.968% (1 Month SOFR + 1.295%), due 5/15/39	422,017	407,246
NRTH Commercial Mortgage Trust
Series 2025-PARK, Class A
5.066% (1 Month SOFR + 1.393%), due 10/15/40 (a)(d)	1,479,000	1,477,614
PLYM Commercial Mortgage Trust
Series 2026-IND, Class A
4.923% (1 Month SOFR + 1.25%), due 3/15/43 (a)(d)	903,000	898,485
PNW Trust
Series 2026-ARTE, Class A
5.366% (1 Month SOFR + 1.711%), due 4/15/29 (a)(d)	1,190,000	1,187,394
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class A
4.873% (1 Month SOFR + 1.20%), due 3/15/35 (a)(d)	1,986,000	1,979,794
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A
5.215% (1 Month SOFR + 1.542%), due 11/15/34 (a)(d)	208,780	208,649
SMRT
Series 2022-MINI, Class A
4.673% (1 Month SOFR + 1.00%), due 1/15/39 (a)(d)	1,975,000	1,973,766
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class A
4.966% (1 Month SOFR + 1.293%), due 4/15/42 (a)(d)	562,000	558,839

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Trust (The)
Series 2023-MIC, Class A
8.437%, due 12/5/38 (a)(i)	$ 933,823	$ 993,784
TYSN Mortgage Trust
Series 2023-CRNR, Class A
6.58%, due 12/10/33 (a)(i)	1,489,099	1,547,503
VASA Trust
Series 2021-VASA, Class A
4.687% (1 Month SOFR + 1.014%), due 7/15/39 (a)(d)	525,000	514,899
Wells Fargo Commercial Mortgage Trust
Series 2025-VTT, Class A
4.76%, due 3/15/38 (a)(i)	2,029,000	2,028,457
		62,735,832
Whole Loan (Collateralized Mortgage Obligations) 2.2%
A&D Mortgage Trust (a)
Series 2025-NQM4, Class A1
5.225%, due 10/25/70 (b)	449,181	448,216
Series 2024-NQM5, Class A1
5.699%, due 11/25/69	938,672	942,069
Angel Oak Mortgage Trust (a)
Series 2020-3, Class A2
2.41%, due 4/25/65 (c)	90,067	86,863
Series 2019-5, Class A1
2.593%, due 10/25/49 (c)	16,345	16,208
Series 2019-6, Class A1
2.62%, due 11/25/59 (c)	151,651	150,468
Series 2024-5, Class A1
4.95%, due 7/25/68 (b)	1,363,295	1,357,347
Series 2025-6, Class A1
5.515%, due 4/25/70 (b)	1,058,656	1,062,201
Bayview MSR Opportunity Master Fund Trust (a)
Series 2022-2, Class A1
3.00%, due 12/25/51 (c)	554,678	481,739
Series 2021-5, Class AF
4.512% (SOFR 30A + 0.85%), due 11/25/51 (d)	727,971	679,159
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1
4.862% (SOFR 30A + 1.20%), due 2/25/50 (a)(d)	709,690	699,079
Citigroup Mortgage Loan Trust
Series 2025-LTV1, Class A1
5.237%, due 12/25/55 (a)(c)	1,496,189	1,492,309
Connecticut Avenue Securities Trust (a)(d)
Series 2024-R01, Class 1M1
4.712% (SOFR 30A + 1.05%), due 1/25/44	239,285	239,221
Series 2024-R04, Class 1M1
4.762% (SOFR 30A + 1.10%), due 5/25/44	103,093	103,029

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust (a)(d)
Series 2025-R01, Class 1M1
4.762% (SOFR 30A + 1.10%), due 1/25/45	$ 151,982	$ 151,698
Series 2024-R03, Class 2M1
4.812% (SOFR 30A + 1.15%), due 3/25/44	139,168	139,038
Series 2025-R02, Class 1M1
4.812% (SOFR 30A + 1.15%), due 2/25/45	270,650	270,483
Series 2025-R05, Class 2M1
4.862% (SOFR 30A + 1.20%), due 7/25/45	535,117	534,613
Series 2023-R08, Class 1M1
5.162% (SOFR 30A + 1.50%), due 10/25/43	202,595	202,658
Series 2021-R03, Class 1M2
5.312% (SOFR 30A + 1.65%), due 12/25/41	563,503	564,365
Series 2023-R06, Class 1M1
5.362% (SOFR 30A + 1.70%), due 7/25/43	276,793	277,225
Series 2022-R05, Class 2M1
5.562% (SOFR 30A + 1.90%), due 4/25/42	46,151	46,181
Series 2023-R07, Class 2M1
5.612% (SOFR 30A + 1.95%), due 9/25/43	104,808	104,969
Series 2022-R02, Class 2M2
6.662% (SOFR 30A + 3.00%), due 1/25/42	681,406	688,540
Series 2022-R05, Class 2M2
6.662% (SOFR 30A + 3.00%), due 4/25/42	521,000	528,407
Series 2022-R04, Class 1M2
6.762% (SOFR 30A + 3.10%), due 3/25/42	56,296	57,068
Series 2022-R01, Class 1B1
6.812% (SOFR 30A + 3.15%), due 12/25/41	800,000	807,222
EFMT
Series 2025-RTL1, Class A1
5.221%, due 11/25/40 (a)(b)	531,000	529,374
FHLMC STACR REMIC Trust (a)(d)
Series 2025-DNA1, Class M1
4.712% (SOFR 30A + 1.05%), due 1/25/45	272,722	272,126
Series 2025-DNA3, Class M1
4.762% (SOFR 30A + 1.10%), due 9/25/45	116,190	116,131
Series 2025-HQA1, Class M1
4.812% (SOFR 30A + 1.15%), due 2/25/45	579,595	579,847
Series 2024-DNA2, Class M1
4.862% (SOFR 30A + 1.20%), due 5/25/44	200,168	200,059
Series 2025-DNA2, Class M1
4.862% (SOFR 30A + 1.20%), due 5/25/45	51,609	51,545
Series 2022-DNA2, Class M1A
4.962% (SOFR 30A + 1.30%), due 2/25/42	36,169	36,169
Series 2023-HQA3, Class M1
5.512% (SOFR 30A + 1.85%), due 11/25/43	264,143	265,388
Series 2023-HQA2, Class M1A
5.662% (SOFR 30A + 2.00%), due 6/25/43	12,967	12,971

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(d)
Series 2021-HQA3, Class M2
5.762% (SOFR 30A + 2.10%), due 9/25/41	$ 337,312	$ 338,460
Series 2022-HQA1, Class M1A
5.762% (SOFR 30A + 2.10%), due 3/25/42	142,198	142,376
Series 2023-DNA2, Class M1A
5.762% (SOFR 30A + 2.10%), due 4/25/43	211,062	212,969
Series 2021-HQA4, Class M2
6.012% (SOFR 30A + 2.35%), due 12/25/41	1,107,647	1,115,268
Series 2022-DNA3, Class M1B
6.562% (SOFR 30A + 2.90%), due 4/25/42	540,004	549,676
Series 2022-DNA2, Class M2
7.412% (SOFR 30A + 3.75%), due 2/25/42	499,522	509,829
Series 2022-DNA3, Class M2
8.012% (SOFR 30A + 4.35%), due 4/25/42	289,638	298,055
Series 2022-DNA4, Class M2
8.912% (SOFR 30A + 5.25%), due 5/25/42	97,564	101,832
Series 2022-DNA6, Class M2
9.412% (SOFR 30A + 5.75%), due 9/25/42	231,398	246,084
Series 2022-DNA5, Class M2
10.412% (SOFR 30A + 6.75%), due 6/25/42	53,175	56,375
Finance of America Structured Securities Trust
Series 2025-S1, Class A1
3.50%, due 2/25/75 (a)	645,780	625,251
Flagstar Mortgage Trust
Series 2021-13IN, Class A2
3.00%, due 12/30/51 (a)(c)	627,003	544,146
GCAT Trust
Series 2023-INV1, Class A1
6.00%, due 8/25/53 (a)(c)	996,626	1,007,215
Homeward Opportunities Fund Trust (a)(b)
Series 2025-RRTL2, Class A1
5.237%, due 9/25/40	600,000	600,878
Series 2025-RRTL1, Class A1
5.476%, due 3/25/40	1,129,000	1,130,897
Series 2024-RRTL2, Class A1
5.989%, due 9/25/39	653,586	653,915
J.P. Morgan Mortgage Trust
Series 2025-5MPR, Class A1D
5.50%, due 11/25/55 (a)(b)	433,035	432,391
LHOME Mortgage Trust (a)(b)
Series 2026-RTL1, Class A1
4.908%, due 1/25/41	289,000	287,892
Series 2025-RTL3, Class A1
5.239%, due 8/25/40	428,000	427,181
Series 2024-RTL4, Class A1
5.921%, due 7/25/39	1,476,304	1,479,766

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
LHOME Mortgage Trust (a)(b)
Series 2024-RTL3, Class A1
6.90%, due 5/25/29	$ 540,453	$ 542,867
Series 2024-RTL2, Class A1
7.128%, due 3/25/29	421,362	421,710
Mello Mortgage Capital Acceptance (a)
Series 2024-SD1, Class A1
4.00%, due 4/25/54 (b)	448,389	438,573
Series 2021-INV2, Class A11
4.617% (SOFR 30A + 0.95%), due 8/25/51 (d)	533,692	499,016
Series 2021-INV3, Class A11
4.617% (SOFR 30A + 0.95%), due 10/25/51 (d)	672,236	628,847
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-SPL1, Class A1
4.25%, due 2/25/65 (a)(c)	697,762	678,471
New Residential Mortgage Loan Trust (a)
Series 2018-2A, Class A1
4.50%, due 2/25/58 (c)	79,388	78,389
Series 2024-NQM2, Class A1
5.117%, due 9/25/64 (c)	776,281	773,620
Series 2024-RTL2, Class A1
5.443%, due 9/25/39 (b)	627,000	630,300
OBX Trust (a)(c)
Series 2022-INV1, Class A1
3.00%, due 12/25/51	234,383	203,562
Series 2022-INV1, Class A18
3.00%, due 12/25/51	620,352	532,170
PRET Trust (a)(b)
Series 2025-RPL2, Class A1
4.00%, due 8/25/64	877,075	850,816
Series 2025-RPL1, Class A1
4.00%, due 7/25/69	797,376	775,064
Series 2025-RPL5, Class A1
4.15%, due 1/25/70	1,513,226	1,468,731
PRPM LLC (a)(b)
Series 2025-RPL4, Class A1
3.00%, due 5/25/55	1,137,650	1,079,311
Series 2024-RCF2, Class A1
3.75%, due 3/25/54	296,526	290,458
Series 2025-RCF4, Class A1
4.50%, due 8/25/55	564,512	555,218
RCKT Mortgage Trust
Series 2021-3, Class A21
4.462% (SOFR 30A + 0.80%), due 7/25/51 (a)(d)	483,121	449,635
Saluda Grade Alternative Mortgage Trust (a)(b)
Series 2025-RRTL1, Class A1
5.32%, due 10/25/40	831,000	827,190

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Saluda Grade Alternative Mortgage Trust (a)(b)
Series 2026-RTL7, Class A1
5.749%, due 3/25/31	$ 2,517,000	$ 2,484,009
Series 2024-RTL6, Class A1
7.439%, due 7/25/30	1,239,333	1,247,530
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1
4.75%, due 9/25/60 (a)(c)	110,848	110,261
Sequoia Mortgage Trust (a)
Series 2013-5, Class A1
2.50%, due 5/25/43 (i)	126,325	112,412
Series 2020-2, Class A19
3.50%, due 3/25/50 (c)	44,689	40,046
Toorak Mortgage Trust
Series 2025-RRTL1, Class A1
5.524%, due 2/25/40 (a)(b)	510,000	511,797
TVC Mortgage Trust
Series 2026-RRTL1, Class A1
4.964%, due 2/25/41 (a)(b)	685,000	681,580
UWM Mortgage Trust
Series 2021-INV1, Class A9
4.567% (SOFR 30A + 0.90%), due 8/25/51 (a)(d)	650,061	607,078
		42,473,102
Total Mortgage-Backed Securities (Cost $107,427,948)		107,146,029
U.S. Government & Federal Agencies 13.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.2%
FHLMC Gold Pools, 30 Year
4.00%, due 9/1/48	77,609	74,417
FHLMC Gold Pools, Other
4.50%, due 5/1/44	210,692	208,122
4.50%, due 3/1/50	322,529	306,243
UMBS Pool, 15 Year
2.50%, due 12/1/33	399,343	384,522
2.50%, due 11/1/34	81,567	77,379
2.50%, due 11/1/34	117,924	111,716
2.50%, due 6/1/37	1,191,130	1,133,294
3.00%, due 5/1/31	304,498	297,688
3.00%, due 9/1/32	84,427	82,016
3.00%, due 10/1/32	31,587	30,660
3.00%, due 1/1/33	51,546	50,007
3.00%, due 10/1/34	54,810	52,756
3.00%, due 10/1/34	118,445	114,050
UMBS Pool, 30 Year
2.50%, due 8/1/50	45,425	39,171
2.50%, due 8/1/50	20,445	17,639

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
2.50%, due 9/1/50	$ 87,063	$ 75,252
2.50%, due 5/1/51	551,009	469,875
2.50%, due 6/1/51	944,382	813,817
2.50%, due 8/1/51	135,232	114,734
2.50%, due 9/1/51	1,817,034	1,560,553
2.50%, due 10/1/51	2,213,372	1,896,508
2.50%, due 11/1/51	698,884	601,212
2.50%, due 1/1/52	121,825	105,428
2.50%, due 1/1/52	196,493	170,049
2.50%, due 2/1/52	303,387	260,589
2.50%, due 2/1/52	10,769	9,231
2.50%, due 3/1/52	51,003	43,738
2.50%, due 3/1/52	1,576,857	1,349,392
2.50%, due 5/1/52	610,512	516,452
2.50%, due 5/1/52	649,812	557,757
2.50%, due 1/1/54	1,170,049	986,156
3.00%, due 8/1/49	36,675	32,298
3.00%, due 12/1/49	34,582	30,851
3.00%, due 12/1/49	77,737	69,348
3.00%, due 2/1/52	156,136	138,248
3.00%, due 2/1/52	105,883	94,507
3.00%, due 3/1/52	150,437	134,236
3.00%, due 6/1/52	1,309,965	1,159,885
3.00%, due 6/1/52	61,374	55,015
3.00%, due 6/1/52	1,807,094	1,601,847
3.50%, due 7/1/46	63,024	58,994
3.50%, due 12/1/47	511,709	479,888
3.50%, due 2/1/48	122,494	114,238
3.50%, due 3/1/50	2,861	2,649
3.50%, due 4/1/52	37,218	34,775
3.50%, due 4/1/52	48,357	44,767
3.50%, due 4/1/52	147,272	137,457
3.50%, due 6/1/52	314,598	294,828
4.00%, due 3/1/47	18,242	17,554
4.00%, due 3/1/48	70,530	67,752
4.00%, due 4/1/48	1,480	1,417
4.00%, due 4/1/48	128,523	123,499
4.00%, due 5/1/48	279,604	267,785
4.00%, due 11/1/48	24,135	23,113
4.00%, due 12/1/48	295,127	282,678
4.00%, due 3/1/50	287,292	274,915
4.50%, due 3/1/48	95,946	93,846
4.50%, due 12/1/48	123,759	121,826
4.50%, due 6/1/49	23,127	22,754
4.50%, due 7/1/49	151,694	148,438
4.50%, due 7/1/49	30,116	29,448
4.50%, due 8/1/49	152,198	148,868

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
4.50%, due 1/1/50	$ 25,500	$ 24,889
4.50%, due 1/1/50	107,414	105,136
4.50%, due 9/1/50	829,889	812,587
4.50%, due 3/1/52	17,001	16,491
5.00%, due 9/1/48	7,901	7,942
5.00%, due 10/1/52	21,529	21,445
5.00%, due 10/1/52	628,908	627,526
5.00%, due 1/1/53	34,714	34,509
5.00%, due 1/1/53	39,723	39,636
5.00%, due 3/1/53	141,571	140,835
5.00%, due 3/1/53	136,300	135,544
5.00%, due 4/1/53	155,936	155,672
5.00%, due 5/1/53	322,297	321,588
5.00%, due 5/1/53	197,398	196,964
5.00%, due 5/1/53	27,798	27,734
5.00%, due 6/1/53	54,108	53,989
5.00%, due 6/1/53	39,902	39,516
5.00%, due 6/1/53	136,299	135,064
5.00%, due 6/1/53	94,368	93,167
5.00%, due 6/1/53	127,703	126,271
5.00%, due 1/1/56	5,369,023	5,351,772
5.50%, due 9/1/52	343,486	349,248
5.50%, due 10/1/52	21,979	22,446
5.50%, due 5/1/53	241,896	246,170
5.50%, due 5/1/53	20,766	21,066
5.50%, due 6/1/53	68,974	69,968
5.50%, due 6/1/53	77,308	78,227
5.50%, due 7/1/53	330,144	338,637
5.50%, due 7/1/53	193,592	198,573
5.50%, due 9/1/53	337,950	346,777
5.50%, due 4/1/54	216,757	222,419
5.50%, due 12/1/54	2,687,398	2,713,894
5.50%, due 5/1/55	440,625	449,381
5.50%, due 6/1/55	122,229	124,963
5.50%, due 1/1/56	2,380,175	2,414,180
6.00%, due 4/1/40	212,993	223,416
6.00%, due 9/1/53	2,563,837	2,656,668
6.00%, due 9/1/53	1,868,000	1,945,747
6.00%, due 10/1/53	1,225,678	1,260,395
6.00%, due 11/1/55	378,864	389,223
6.50%, due 11/1/53	788,283	838,829
		41,996,651
Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.8%
FNMA, Other
2.50%, due 3/1/62	3,198,688	2,630,208
2.50%, due 3/1/62	2,019,331	1,684,237

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
FNMA, Other
3.00%, due 2/1/43	$ 9,837	$ 9,013
3.00%, due 5/1/43	51,552	47,235
3.00%, due 2/1/57	646,065	563,013
3.00%, due 6/1/57	10,321	8,969
3.50%, due 8/1/56	773,020	703,309
4.50%, due 6/1/45	85,442	84,399
4.50%, due 7/1/50	742,407	704,923
5.00%, due 7/1/44	134,180	135,031
UMBS, 15 Year
2.50%, due 11/1/34	122,804	116,393
2.50%, due 12/1/36	973,580	926,351
3.00%, due 10/1/34	36,900	35,569
3.00%, due 11/1/34	9,423	9,046
3.00%, due 12/1/34	12,099	11,593
UMBS, 30 Year
2.00%, due 7/1/51	179,534	145,685
2.50%, due 8/1/50	95,025	81,885
2.50%, due 8/1/50	3,014,659	2,591,048
2.50%, due 2/1/51	1,937,672	1,634,499
2.50%, due 5/1/51	546,684	460,602
2.50%, due 1/1/52	611,965	526,916
2.50%, due 2/1/52	3,009,473	2,576,594
2.50%, due 2/1/52	1,533,609	1,301,184
2.50%, due 2/1/52	1,743,284	1,468,776
2.50%, due 3/1/52	461,781	397,806
2.50%, due 3/1/52	1,278,295	1,097,960
2.50%, due 3/1/52	38,451	33,213
2.50%, due 3/1/52	89,538	76,907
2.50%, due 3/1/52	87,632	75,393
2.50%, due 3/1/52	1,233,066	1,059,117
2.50%, due 3/1/52	115,247	98,828
2.50%, due 3/1/52	1,210,055	1,038,255
2.50%, due 5/1/52	3,147,746	2,703,421
2.50%, due 1/1/54	975,169	822,219
3.00%, due 1/1/43	34,567	31,668
3.00%, due 3/1/47	313,783	283,425
3.00%, due 9/1/49	590,247	525,993
3.00%, due 9/1/49	29,471	26,719
3.00%, due 7/1/50	962,717	854,615
3.00%, due 4/1/51	98,823	87,848
3.00%, due 3/1/52	562,743	500,797
3.00%, due 4/1/52	493,762	440,647
3.00%, due 4/1/52	425,534	379,278
3.00%, due 4/1/52	1,057,350	940,406
3.00%, due 7/1/52	700,704	620,427
3.00%, due 7/1/52	299,734	265,396
3.50%, due 8/1/47	50,514	47,643

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 12/1/47	$ 14,908	$ 14,064
3.50%, due 12/1/47	20,592	19,382
3.50%, due 1/1/48	126,753	118,465
3.50%, due 3/1/48	24,823	23,363
3.50%, due 1/1/52	134,312	125,988
3.50%, due 2/1/52	363,559	340,712
3.50%, due 3/1/52	242,758	227,503
3.50%, due 4/1/52	76,014	70,557
3.50%, due 4/1/52	215,207	199,444
3.50%, due 4/1/52	75,145	69,922
3.50%, due 4/1/52	548,704	506,012
3.50%, due 5/1/52	928,976	858,564
3.50%, due 6/1/52	778,162	728,219
3.50%, due 7/1/52	67,927	63,756
4.00%, due 5/1/45	33,466	32,037
4.00%, due 1/1/48	283,856	268,024
4.00%, due 1/1/48	505,443	485,369
4.00%, due 3/1/48	87,724	84,300
4.00%, due 11/1/48	269,770	258,309
4.00%, due 12/1/48	40,187	38,480
4.00%, due 3/1/49	131,127	124,634
4.00%, due 4/1/50	108,683	103,791
4.00%, due 8/1/50	95,310	91,032
4.00%, due 3/1/51	22,198	21,250
4.00%, due 5/1/52	469,924	449,965
4.50%, due 11/1/42	37,948	37,555
4.50%, due 10/1/44	113,771	112,383
4.50%, due 3/1/45	186,082	183,811
4.50%, due 3/1/48	103,961	102,243
4.50%, due 8/1/48	57,395	56,070
4.50%, due 6/1/49	15,691	15,375
4.50%, due 8/1/49	23,188	22,683
4.50%, due 1/1/50	32,969	32,140
4.50%, due 10/1/50	555,273	543,772
4.50%, due 12/1/50	727,921	711,630
4.50%, due 4/1/52	20,281	19,627
4.50%, due 4/1/52	25,404	24,609
4.50%, due 4/1/52	63,818	61,902
4.50%, due 4/1/52	49,032	47,812
4.50%, due 4/1/52	21,424	20,781
4.50%, due 4/1/52	36,093	35,005
4.50%, due 5/1/52	99,564	96,564
4.50%, due 7/1/53	337,489	331,241
4.50%, due 8/1/53	301,036	295,165
5.00%, due 5/1/48	77,634	78,047
5.00%, due 10/1/52	155,373	155,032
5.00%, due 10/1/52	340,912	340,336

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
5.00%, due 1/1/53	$ 195,040	$ 194,710
5.00%, due 1/1/53	68,488	68,012
5.00%, due 2/1/53	80,120	79,797
5.00%, due 3/1/53	41,285	41,070
5.00%, due 4/1/53	91,603	91,063
5.00%, due 5/1/53	49,925	49,613
5.00%, due 6/1/53	71,173	70,944
5.00%, due 6/1/53	54,971	54,647
5.00%, due 8/1/53	58,922	58,822
5.00%, due 12/1/55	1,840,999	1,834,224
5.50%, due 3/1/53	12,657	12,996
5.50%, due 4/1/53	7,475	7,667
5.50%, due 5/1/53	7,018	7,198
5.50%, due 5/1/53	13,676	13,873
5.50%, due 6/1/53	29,620	30,320
5.50%, due 7/1/53	78,625	79,758
5.50%, due 7/1/53	27,255	27,874
5.50%, due 9/1/53	2,925,028	2,996,845
5.50%, due 11/1/53	462,034	474,104
5.50%, due 3/1/54	846,946	868,461
5.50%, due 3/1/55	2,380,564	2,421,330
5.50%, due 11/1/55	2,749,826	2,811,335
6.00%, due 2/1/37	14,011	14,698
6.00%, due 1/1/54	1,095,753	1,141,358
6.00%, due 3/1/54	933,809	959,787
6.00%, due 10/1/55	273,487	280,633
UMBS, Single Family, 30 Year TBA (j)
2.50%, due 4/25/56	8,500,086	7,145,385
3.00%, due 4/25/56	128,000	112,407
4.50%, due 4/25/56	1,933,241	1,865,589
5.00%, due 5/25/56	11,840,000	9,856,913
6.00%, due 4/25/56	13,464,773	13,725,020
6.00%, due 5/25/56	3,388,227	3,449,612
		90,357,449
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.1%
GNMA I, 30 Year
4.00%, due 1/15/45	288,562	276,980
4.50%, due 8/15/46	327,590	322,134
GNMA I, Single Family, 30 Year
4.00%, due 7/15/47	229,702	217,873
4.00%, due 8/15/47	30,968	29,533
4.00%, due 11/15/47	13,086	12,530
4.00%, due 12/15/47	49,815	47,232
GNMA II, 30 Year
2.50%, due 1/20/52	1,716,947	1,462,010

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, Single Family, 30 Year
2.50%, due 3/20/51	$ 2,031,989	$ 1,749,234
2.50%, due 4/15/56 TBA (j)	5,291,214	4,551,271
3.00%, due 11/20/46	1,590,039	1,441,352
3.00%, due 4/20/51	1,533,134	1,369,700
3.00%, due 7/20/51	1,031,558	922,059
3.00%, due 8/20/51	2,371,648	2,118,827
3.50%, due 5/20/49	2,089,497	1,955,827
4.00%, due 8/20/47	12,907	12,158
4.00%, due 8/20/47	40,009	37,610
4.00%, due 8/20/47	12,462	11,726
4.00%, due 6/20/48	138,971	132,502
4.00%, due 4/15/56 TBA (j)	3,120,650	2,922,727
4.50%, due 2/20/48	27,989	27,609
4.50%, due 5/20/48	15,467	14,982
4.50%, due 5/20/48	51,257	49,675
5.00%, due 8/20/48	159,374	160,859
5.00%, due 4/15/56 TBA (j)	1,144,836	1,133,734
		20,980,144
United States Treasury Bonds 2.4%
U.S. Treasury Bonds
4.625%, due 2/15/46	32,834,600	31,654,606
4.625%, due 11/15/55	15,451,900	14,763,808
		46,418,414
United States Treasury Notes 2.8%
U.S. Treasury Notes
3.50%, due 3/15/29	7,836,000	7,766,823
3.875%, due 3/31/31	29,874,000	29,778,310
4.125%, due 2/15/36	8,796,800	8,659,350
4.25%, due 3/31/33	6,963,000	7,010,871
		53,215,354
Total U.S. Government & Federal Agencies (Cost $257,401,739)		252,968,012
Total Long-Term Bonds (Cost $688,470,374)		683,731,187

	Shares

Common Stocks 63.5%
Aerospace & Defense 1.8%
GE Aerospace	52,588	14,922,897
Howmet Aerospace, Inc.	49,340	11,370,896
Lockheed Martin Corp.	12,751	7,706,577
		34,000,370

	Shares	Value
Common Stocks
Banks 2.0%
JPMorgan Chase & Co.	95,685	$ 28,146,699
PNC Financial Services Group, Inc. (The)	47,110	9,803,120
		37,949,819
Beverages 0.6%
Monster Beverage Corp. (k)	155,890	11,295,789
Biotechnology 1.4%
AbbVie, Inc.	68,926	14,990,716
Vertex Pharmaceuticals, Inc. (k)	25,404	11,343,902
		26,334,618
Broadline Retail 2.7%
Amazon.com, Inc. (k)	248,306	51,714,691
Building Products 0.6%
Trane Technologies plc	29,743	12,395,098
Capital Markets 3.1%
CME Group, Inc.	46,794	13,820,608
Goldman Sachs Group, Inc. (The)	18,021	15,245,586
Intercontinental Exchange, Inc.	85,539	13,453,574
Morgan Stanley	98,443	16,200,764
		58,720,532
Chemicals 0.4%
Ecolab, Inc.	27,097	7,208,344
Communications Equipment 1.0%
Arista Networks, Inc. (k)	50,569	6,208,862
Motorola Solutions, Inc.	28,410	12,329,087
		18,537,949
Consumer Finance 1.1%
American Express Co.	70,760	21,403,485
Consumer Staples Distribution & Retail 0.6%
Costco Wholesale Corp.	10,865	10,826,212
Electric Utilities 1.5%
American Electric Power Co., Inc.	66,985	8,780,394
Duke Energy Corp.	101,094	13,237,248
Southern Co. (The)	61,340	5,920,537
		27,938,179
Electrical Equipment 1.5%
Eaton Corp. plc	40,318	14,420,539

	Shares	Value
Common Stocks
Electrical Equipment
Emerson Electric Co.	55,212	$ 7,233,876
GE Vernova, Inc.	9,245	8,069,961
		29,724,376
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	121,650	15,370,477
Entertainment 1.8%
Netflix, Inc. (k)	202,578	19,477,874
Walt Disney Co. (The)	156,473	15,080,868
		34,558,742
Financial Services 2.2%
Mastercard, Inc., Class A	54,317	27,140,032
Visa, Inc., Class A	49,260	14,888,343
		42,028,375
Ground Transportation 1.4%
Uber Technologies, Inc. (k)	208,163	14,973,165
Union Pacific Corp.	48,354	11,731,647
		26,704,812
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	136,081	13,971,436
Boston Scientific Corp. (k)	83,529	5,241,445
Intuitive Surgical, Inc. (k)	18,134	8,359,593
Stryker Corp.	40,146	13,191,574
		40,764,048
Health Care Providers & Services 0.4%
HCA Healthcare, Inc.	16,411	7,766,342
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.	3,167	13,334,083
Hilton Worldwide Holdings, Inc.	35,749	10,870,556
McDonald's Corp.	9,316	2,895,320
Royal Caribbean Cruises Ltd.	42,133	11,594,159
		38,694,118
Insurance 1.0%
Progressive Corp. (The)	96,349	19,100,226
Interactive Media & Services 5.7%
Alphabet, Inc., Class C	259,033	74,306,206
Meta Platforms, Inc., Class A	60,813	34,792,942
		109,099,148

	Shares	Value
Common Stocks
Life Sciences Tools & Services 0.8%
Danaher Corp.	76,823	$ 14,565,641
Machinery 0.5%
Deere & Co.	18,008	10,143,906
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	174,500	10,257,110
Oil, Gas & Consumable Fuels 1.6%
Chevron Corp.	94,075	19,464,117
ConocoPhillips	78,037	10,300,884
		29,765,001
Pharmaceuticals 3.1%
Eli Lilly & Co.	30,564	28,111,850
Johnson & Johnson	78,934	19,294,627
Zoetis, Inc.	93,906	11,100,628
		58,507,105
Semiconductors & Semiconductor Equipment 10.8%
Broadcom, Inc.	145,298	44,971,184
KLA Corp.	13,423	19,764,159
Lam Research Corp.	95,005	20,298,768
Micron Technology, Inc.	39,770	13,435,897
NVIDIA Corp.	615,944	107,420,634
		205,890,642
Software 4.5%
Cadence Design Systems, Inc. (k)	29,170	8,105,468
Intuit, Inc.	21,241	9,184,184
Microsoft Corp.	186,879	69,176,999
		86,466,651
Specialty Retail 1.4%
Home Depot, Inc. (The)	43,049	14,158,386
O'Reilly Automotive, Inc. (k)	21,648	1,998,327
TJX Cos., Inc. (The)	65,873	10,519,918
		26,676,631
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	230,829	58,582,092
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	170,958	9,030,002

	Shares	Value
Common Stocks
Tobacco 1.0%
Philip Morris International, Inc.	119,817	$ 19,810,543
Total Common Stocks (Cost $769,820,405)		1,211,831,074
Short-Term Investments 2.9%
Affiliated Investment Company 2.7%
NYLI U.S. Government Liquidity Fund, 3.538% (l)	51,236,051	51,236,051
Unaffiliated Investment Company 0.2%
Invesco Government & Agency Portfolio, 3.66% (l)(m)	4,011,238	4,011,238
Total Short-Term Investments (Cost $55,247,289)		55,247,289
Total Investments (Cost $1,513,538,068)	102.3%	1,950,809,550
Other Assets, Less Liabilities	(2.3)	(43,586,496)
Net Assets	100.0%	$ 1,907,223,054

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of March 31, 2026.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2026.
(d)	Floating rate—Rate shown was the rate in effect as of March 31, 2026.
(e)	Restricted security.
(f)	All or a portion of this security was held on loan. As of March 31, 2026, the aggregate market value of securities on loan was $4,705,229; the total market value of collateral held by the Portfolio was $4,804,724. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $793,486. The Portfolio received cash collateral with a value of $4,011,238.
(g)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2026.
(h)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2026.
(j)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2026, the total net market value was $44,762,658, which represented 2.3% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(k)	Non-income producing security.

(l)	Current yield as of March 31, 2026.
(m)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 47,591	$ 75,844	$ (72,199)	$ —	$ —	$ 51,236	$ 409	$ —	51,236

Futures Contracts
As of March 31, 2026, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	1,117	June 2026	$ 232,726,606	$ 231,716,413	$ (1,010,193)
U.S. Treasury 5 Year Notes	795	June 2026	87,023,581	86,002,852	(1,020,729)
U.S. Treasury 10 Year Ultra Bonds	19	June 2026	2,185,471	2,156,797	(28,674)
U.S. Treasury Long Bonds	157	June 2026	18,396,352	17,878,375	(517,977)
U.S. Treasury Ultra Bonds	52	June 2026	6,248,798	6,061,250	(187,548)
Total Long Contracts					(2,765,121)
Short Contracts
U.S. Treasury 10 Year Notes	(206)	June 2026	(23,271,675)	(22,875,656)	396,019
Net Unrealized Depreciation					$ (2,369,102)

1.	As of March 31, 2026, cash in the amount of $2,920,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2026.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 111,578,790	$ —	$ 111,578,790
Corporate Bonds	—	196,355,483	—	196,355,483
Loan Assignments	—	15,682,873	—	15,682,873
Mortgage-Backed Securities	—	107,146,029	—	107,146,029
U.S. Government & Federal Agencies	—	252,968,012	—	252,968,012
Total Long-Term Bonds	—	683,731,187	—	683,731,187
Common Stocks	1,211,831,074	—	—	1,211,831,074
Short-Term Investments
Affiliated Investment Company	51,236,051	—	—	51,236,051
Unaffiliated Investment Company	4,011,238	—	—	4,011,238
Total Short-Term Investments	55,247,289	—	—	55,247,289
Total Investments in Securities	1,267,078,363	683,731,187	—	1,950,809,550
Other Financial Instruments
Futures Contracts (b)	396,019	—	—	396,019
Total Investments in Securities and Other Financial Instruments	$ 1,267,474,382	$ 683,731,187	$ —	$ 1,951,205,569
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (2,765,121)	$ —	$ —	$ (2,765,121)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM VP Dimensional U.S. Equity Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.6%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	15,604	$ 9,430,902
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	49,811	4,900,406
Automobiles 0.3%
General Motors Co.	36,566	2,724,167
Beverages 2.5%
Coca-Cola Co. (The)	89,466	6,803,889
PepsiCo, Inc.	107,296	16,661,996
		23,465,885
Biotechnology 4.8%
AbbVie, Inc.	78,819	17,142,344
Alnylam Pharmaceuticals, Inc. (a)	55	18,198
Amgen, Inc.	38,617	13,587,391
Gilead Sciences, Inc.	96,845	13,497,288
		44,245,221
Broadline Retail 0.3%
eBay, Inc.	29,576	2,692,008
Building Products 0.3%
Lennox International, Inc.	5,680	2,636,258
Capital Markets 1.9%
Ameriprise Financial, Inc.	17,013	7,560,577
LPL Financial Holdings, Inc.	14,187	4,267,875
Moody's Corp.	13,104	5,716,620
		17,545,072
Chemicals 0.7%
Sherwin-Williams Co. (The)	19,119	6,128,595
Commercial Services & Supplies 1.3%
Cintas Corp.	28,436	4,809,665
Rollins, Inc.	630	33,648
Veralto Corp.	519	45,890
Waste Management, Inc.	31,008	7,125,329
		12,014,532
Communications Equipment 0.6%
Motorola Solutions, Inc.	14,035	6,090,769

	Shares	Value
Common Stocks
Construction & Engineering 0.2%
Comfort Systems USA, Inc.	530	$ 730,865
EMCOR Group, Inc.	1,156	853,486
		1,584,351
Consumer Finance 0.6%
American Express Co.	18,044	5,457,949
Consumer Staples Distribution & Retail 4.2%
Costco Wholesale Corp.	19,424	19,354,656
Kroger Co. (The)	113,480	8,211,413
Sysco Corp.	84,363	6,017,613
Target Corp.	44,327	5,372,432
		38,956,114
Distributors 0.0% ‡
Pool Corp.	2,414	488,425
Electric Utilities 0.5%
NRG Energy, Inc.	32,465	4,744,435
Electrical Equipment 0.8%
Vertiv Holdings Co., Class A	28,455	7,130,254
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	18,410	2,326,103
CDW Corp.	27,434	3,320,063
Jabil, Inc.	3,286	872,860
		6,519,026
Energy Equipment & Services 0.0% ‡
TechnipFMC plc	965	66,710
Entertainment 1.1%
Live Nation Entertainment, Inc. (a)	96	14,641
Netflix, Inc. (a)	99,131	9,531,445
Warner Music Group Corp., Class A	21,820	557,283
		10,103,369
Financial Services 7.1%
Corpay, Inc. (a)	12,970	3,774,140
Equitable Holdings, Inc.	48,023	1,782,134
Mastercard, Inc., Class A	46,020	22,994,353
Visa, Inc., Class A	125,227	37,848,608
		66,399,235
Food Products 0.3%
Hershey Co. (The)	15,728	3,269,694

	Shares	Value
Common Stocks
Ground Transportation 1.2%
Union Pacific Corp.	47,071	$ 11,420,366
Health Care Equipment & Supplies 0.8%
IDEXX Laboratories, Inc. (a)	12,504	7,025,873
Health Care Providers & Services 0.9%
Cencora, Inc.	17,987	5,650,436
DaVita, Inc. (a)	17,709	2,721,696
		8,372,132
Hotels, Restaurants & Leisure 2.6%
Carnival Corp.	40,971	1,060,329
Chipotle Mexican Grill, Inc. (a)	113,968	3,648,116
Darden Restaurants, Inc.	22,106	4,333,660
Expedia Group, Inc.	20,813	4,805,514
Las Vegas Sands Corp.	70,784	3,813,842
Royal Caribbean Cruises Ltd.	23,177	6,377,847
		24,039,308
Household Durables 0.0% ‡
NVR, Inc. (a)	11	72,488
Household Products 2.0%
Clorox Co. (The)	6,926	717,741
Colgate-Palmolive Co.	61,239	5,219,400
Kimberly-Clark Corp.	55,056	5,311,252
Procter & Gamble Co. (The)	48,149	6,954,642
		18,203,035
Independent Power and Renewable Electricity Producers 0.9%
Vistra Corp.	53,754	8,080,839
Industrial Conglomerates 0.5%
3M Co.	22,361	3,247,488
Honeywell International, Inc.	7,565	1,709,917
		4,957,405
Insurance 1.3%
Aon plc, Class A	14,569	4,702,582
Travelers Cos., Inc. (The)	21,325	6,220,076
Willis Towers Watson plc	2,921	849,135
		11,771,793
Interactive Media & Services 4.3%
Meta Platforms, Inc., Class A	70,566	40,372,926

	Shares	Value
Common Stocks
IT Services 2.2%
Gartner, Inc. (a)	11,933	$ 1,889,471
GoDaddy, Inc., Class A (a)	21,446	1,772,941
International Business Machines Corp.	67,612	16,388,473
		20,050,885
Life Sciences Tools & Services 0.5%
Medpace Holdings, Inc. (a)	3,697	1,775,263
Waters Corp. (a)	10,994	3,274,013
		5,049,276
Machinery 3.1%
Caterpillar, Inc.	31,601	22,388,045
Illinois Tool Works, Inc.	23,053	6,000,465
		28,388,510
Media 0.1%
Charter Communications, Inc., Class A (a)	5,662	1,222,313
Metals & Mining 0.1%
Southern Copper Corp.	7,915	1,361,855
Oil, Gas & Consumable Fuels 2.7%
Cheniere Energy, Inc.	35,001	9,931,884
Chevron Corp.	3,437	711,115
Devon Energy Corp.	114,141	5,743,575
Targa Resources Corp.	33,786	8,471,164
		24,857,738
Passenger Airlines 0.1%
United Airlines Holdings, Inc. (a)	6,580	605,821
Pharmaceuticals 7.0%
Bristol-Myers Squibb Co.	124,097	7,526,483
Eli Lilly & Co.	45,418	41,774,114
Johnson & Johnson	324	79,198
Merck & Co., Inc.	93,638	11,263,715
Zoetis, Inc.	40,381	4,773,438
		65,416,948
Professional Services 1.7%
Automatic Data Processing, Inc.	30,409	6,178,501
Booz Allen Hamilton Holding Corp.	16,845	1,314,415
Broadridge Financial Solutions, Inc.	1,021	165,892
Paychex, Inc.	45,436	4,185,564
Verisk Analytics, Inc.	19,388	3,678,873
		15,523,245

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment 12.2%
KLA Corp.	8,701	$ 12,811,440
Lam Research Corp.	92,830	19,834,058
NVIDIA Corp.	393,470	68,621,168
NXP Semiconductors NV	3,064	603,179
QUALCOMM, Inc.	59,121	7,613,602
Texas Instruments, Inc.	19,365	3,759,521
		113,242,968
Software 9.0%
Adobe, Inc. (a)	32,764	7,964,273
AppLovin Corp., Class A (a)	15,003	5,971,194
Autodesk, Inc. (a)	16,774	4,015,695
Fortinet, Inc. (a)	39,004	3,187,407
Manhattan Associates, Inc. (a)	5,072	675,185
Microsoft Corp.	113,795	42,123,495
Oracle Corp.	132,351	19,470,156
		83,407,405
Specialty Retail 7.3%
Best Buy Co., Inc.	43,871	2,816,518
Burlington Stores, Inc. (a)	12,417	4,040,244
Carvana Co. (a)	6,709	2,109,176
Dick's Sporting Goods, Inc.	3,353	664,866
Home Depot, Inc. (The)	65,791	21,638,002
Ross Stores, Inc.	46,545	10,083,043
TJX Cos., Inc. (The)	88,910	14,198,927
Tractor Supply Co.	99,067	4,487,735
Ulta Beauty, Inc. (a)	6,169	3,224,598
Williams-Sonoma, Inc.	22,654	4,130,504
		67,393,613
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.	243,961	61,914,862
NetApp, Inc.	37,513	3,840,956
Western Digital Corp.	14,884	4,025,973
		69,781,791
Textiles, Apparel & Luxury Goods 0.2%
Lululemon Athletica, Inc. (a)	14,633	2,240,313
NIKE, Inc., Class B	732	38,664
Tapestry, Inc.	156	22,013
		2,300,990
Trading Companies & Distributors 1.7%
United Rentals, Inc.	10,480	7,635,309
WW Grainger, Inc.	7,108	7,753,477
		15,388,786

	Shares	Value
Common Stocks
Wireless Telecommunication Services 0.0% ‡
T-Mobile US, Inc.	820	$ 172,225
Total Common Stocks (Cost $751,918,883)		925,073,911
Short-Term Investment 0.4%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 3.538% (b)	3,978,914	3,978,914
Total Short-Term Investment (Cost $3,978,914)		3,978,914
Total Investments (Cost $755,897,797)	100.0%	929,052,825
Other Assets, Less Liabilities	(0.0)‡	(318,636)
Net Assets	100.0%	$ 928,734,189

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 4,204	$ 16,916	$ (17,141)	$ —	$ —	$ 3,979	$ 29	$ —	3,979

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 925,073,911	$ —	$ —	$ 925,073,911
Short-Term Investment
Affiliated Investment Company	3,978,914	—	—	3,978,914
Total Investments in Securities	$ 929,052,825	$ —	$ —	$ 929,052,825

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM VP MacKay Convertible Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Principal Amount	Value
Convertible Securities 82.8%
Convertible Bonds 73.9%
Aerospace & Defense 1.0%
AeroVironment, Inc.
(zero coupon), due 7/15/30	$ 4,625,000	$ 4,537,125
BWX Technologies, Inc.
(zero coupon), due 11/1/30 (a)	8,720,000	9,051,360
		13,588,485
Automobile Components 1.0%
Patrick Industries, Inc.
1.75%, due 12/1/28	7,616,000	13,217,568
Automobiles 0.6%
Rivian Automotive, Inc.
4.625%, due 3/15/29	8,137,000	8,732,018
Biotechnology 5.7%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,744,000	7,375,296
Arrowhead Pharmaceuticals, Inc.
(zero coupon), due 1/15/32	1,346,000	1,395,937
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	13,989,000	15,693,909
Halozyme Therapeutics, Inc. (a)
(zero coupon), due 2/15/31	7,628,000	7,452,556
0.875%, due 11/15/32	7,627,000	7,543,103
Ionis Pharmaceuticals, Inc.
(zero coupon), due 12/1/30 (a)	9,150,000	9,556,031
1.75%, due 6/15/28	4,583,000	6,914,601
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29	7,683,000	22,987,536
		78,918,969
Broadline Retail 0.9%
Etsy, Inc.
0.125%, due 10/1/26	12,892,000	12,605,798
Commercial Services & Supplies 1.5%
Tetra Tech, Inc.
2.25%, due 8/15/28 (b)	19,683,000	20,650,419
Communications Equipment 4.4%
Lumentum Holdings, Inc.
0.50%, due 6/15/28	11,438,000	61,299,242

	Principal Amount	Value
Convertible Bonds
Construction & Engineering 0.9%
Fluor Corp.
1.125%, due 8/15/29	$ 10,096,000	$ 12,471,084
Consumer Finance 0.6%
Upstart Holdings, Inc.
1.00%, due 11/15/30	12,436,000	8,859,130
Consumer Staples Distribution & Retail 0.9%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	8,827,000	13,055,133
Electric Utilities 1.2%
PG&E Corp.
4.25%, due 12/1/27	13,319,000	13,801,491
Southern Co. (The)
3.25%, due 6/15/28 (a)	3,035,000	3,091,599
		16,893,090
Electrical Equipment 0.5%
Bloom Energy Corp.
(zero coupon), due 11/15/30 (a)	6,475,000	6,910,768
Electronic Equipment, Instruments & Components 5.4%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28	15,043,000	36,197,971
Avnet, Inc.
1.75%, due 9/1/30 (a)	9,200,000	9,991,200
Mirion Technologies, Inc.
0.25%, due 6/1/30 (a)	9,354,000	10,179,490
OSI Systems, Inc.
0.50%, due 2/1/31 (a)	17,392,000	17,792,016
		74,160,677
Energy Equipment & Services 0.1%
Oil States International, Inc.
4.75%, due 4/1/26	1,183,000	1,261,315
Entertainment 4.1%
IMAX Corp.
0.75%, due 11/15/30 (a)(b)	12,846,000	14,358,617
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27	14,461,000	16,716,916
Live Nation Entertainment, Inc.
2.875%, due 1/15/30 (b)	14,525,000	15,687,000

	Principal Amount	Value
Convertible Bonds
Entertainment
Sirius XM Holdings, Inc.
3.75%, due 3/15/28	$ 9,478,000	$ 9,873,008
		56,635,541
Financial Services 1.3%
Affirm Holdings, Inc.
0.75%, due 12/15/29 (b)	11,989,000	11,249,124
Euronet Worldwide, Inc.
0.625%, due 10/1/30 (a)	6,930,000	6,042,094
		17,291,218
Food Products 1.9%
Freshpet, Inc.
3.00%, due 4/1/28 (b)	12,041,000	13,857,987
Post Holdings, Inc.
2.50%, due 8/15/27 (b)	11,766,000	12,760,227
		26,618,214
Ground Transportation 1.6%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28	18,821,000	22,665,189
Health Care Equipment & Supplies 6.0%
DexCom, Inc.
0.375%, due 5/15/28	7,523,000	6,938,087
Integer Holdings Corp.
1.875%, due 3/15/30	17,693,000	16,958,741
iRhythm Holdings, Inc.
1.50%, due 9/1/29	15,134,000	16,586,864
Lantheus Holdings, Inc.
2.625%, due 12/15/27	19,360,000	23,285,240
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (a)	18,267,000	19,573,090
		83,342,022
Health Care REITs 2.3%
Welltower OP LLC
3.125%, due 7/15/29 (a)	19,862,000	31,487,187
Hotels, Restaurants & Leisure 2.0%
DoorDash, Inc.
(zero coupon), due 5/15/30 (a)	11,595,000	10,586,235
NCL Corp. Ltd.
1.125%, due 2/15/27	17,380,000	16,971,570
		27,557,805

	Principal Amount	Value
Convertible Bonds
Household Durables 0.5%
Meritage Homes Corp.
1.75%, due 5/15/28	$ 7,110,000	$ 6,882,480
IT Services 2.9%
Akamai Technologies, Inc.
0.375%, due 9/1/27	10,157,000	11,792,277
Cloudflare, Inc.
(zero coupon), due 6/15/30 (a)	11,620,000	13,197,460
Snowflake, Inc.
(zero coupon), due 10/1/27	12,819,000	15,164,877
		40,154,614
Leisure Products 0.7%
Peloton Interactive, Inc.
5.50%, due 12/1/29	7,106,000	9,522,040
Life Sciences Tools & Services 0.2%
Tempus AI, Inc.
0.75%, due 7/15/30 (a)	3,270,000	3,125,303
Machinery 0.8%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	9,472,000	10,972,365
Media 0.7%
Liberty Broadband Corp.
3.125%, due 3/31/53 (a)	9,771,000	9,756,343
Metals & Mining 0.5%
MP Materials Corp.
3.00%, due 3/1/30 (a)	2,823,000	6,732,855
Oil, Gas & Consumable Fuels 1.0%
Northern Oil & Gas, Inc.
3.625%, due 4/15/29 (b)	12,390,000	13,633,259
Pharmaceuticals 1.0%
Zoetis, Inc.
0.25%, due 6/15/29 (a)	13,318,000	13,251,410
Professional Services 2.1%
Parsons Corp.
2.625%, due 3/1/29	12,237,000	12,071,800

	Principal Amount	Value
Convertible Bonds
Professional Services
Planet Labs PBC
0.50%, due 10/15/30 (a)	$ 6,949,000	$ 17,502,794
		29,574,594
Real Estate Management & Development 0.6%
Compass, Inc.
0.25%, due 4/15/31 (a)	8,976,000	7,535,352
Residential REITs 0.5%
Tanger Properties LP
2.375%, due 1/15/31 (a)	6,999,000	7,039,594
Semiconductors & Semiconductor Equipment 5.2%
MKS, Inc.
1.25%, due 6/1/30	16,357,000	27,062,656
Nova Ltd.
(zero coupon), due 9/15/30 (a)	8,545,000	13,171,542
ON Semiconductor Corp.
(zero coupon), due 5/1/27	13,475,000	17,409,700
Semtech Corp.
(zero coupon), due 10/15/30 (a)(b)	5,222,000	5,849,946
Synaptics, Inc.
0.75%, due 12/1/31	7,650,000	7,931,137
		71,424,981
Software 8.1%
CyberArk Software Ltd.
(zero coupon), due 6/15/30 (a)	8,888,000	9,148,418
Datadog, Inc.
(zero coupon), due 12/1/29	15,880,000	15,407,570
Dropbox, Inc.
(zero coupon), due 3/1/28	12,063,000	11,465,881
Guidewire Software, Inc.
1.25%, due 11/1/29	12,490,000	12,466,581
Nebius Group NV
1.00%, due 9/15/30 (a)	6,928,000	7,456,260
Nutanix, Inc.
0.50%, due 12/15/29	13,080,000	11,830,927
Progress Software Corp.
3.50%, due 3/1/30 (b)	12,268,000	10,929,561
Rubrik, Inc.
(zero coupon), due 6/15/30 (a)	6,970,000	6,023,823
Unity Software, Inc.
(zero coupon), due 3/15/30	11,474,000	11,452,199
Workiva, Inc.
1.25%, due 8/15/28	8,290,000	7,782,238

	Principal Amount	Value
Convertible Bonds
Software
Zscaler, Inc.
(zero coupon), due 7/15/28 (a)	$ 8,100,000	$ 7,378,261
		111,341,719
Specialty Retail 1.2%
Burlington Stores, Inc.
1.25%, due 12/15/27	10,100,000	16,715,500
Technology Hardware, Storage & Peripherals 4.0%
Seagate HDD Cayman
3.50%, due 6/1/28	2,785,000	13,231,396
Western Digital Corp.
3.00%, due 11/15/28	5,783,000	41,417,557
		54,648,953
Total Convertible Bonds (Cost $831,387,088)		1,020,532,234

	Shares

Convertible Preferred Stocks 8.9%
Aerospace & Defense 1.6%
Boeing Co. (The)
6.00%	339,400	22,020,272
Capital Markets 0.5%
Ares Management Corp.
Series B
6.75%	199,650	7,223,337
Electric Utilities 0.6%
NextEra Energy, Inc.
7.299%	154,050	8,623,719
Financial Services 1.3%
Apollo Global Management, Inc.
6.75%	308,350	18,026,141
Semiconductors & Semiconductor Equipment 1.0%
Microchip Technology, Inc.
7.50%	247,350	14,091,530
Software 0.7%
Oracle Corp.
Series D
6.50%	221,115	9,952,386

	Shares	Value
Convertible Preferred Stocks
Technology Hardware, Storage & Peripherals 1.2%
Hewlett Packard Enterprise Co.
7.625%	252,600	$ 16,295,226
Trading Companies & Distributors 2.0%
QXO, Inc.
5.50%	493,888	27,158,901
Total Convertible Preferred Stocks (Cost $114,200,828)		123,391,512
Total Convertible Securities (Cost $945,587,916)		1,143,923,746
Short-Term Investments 20.3%
Affiliated Investment Company 17.1%
NYLI U.S. Government Liquidity Fund, 3.538% (c)(d)	235,674,829	235,674,829
Unaffiliated Investment Companies 3.2%
Allspring Government Money Market Fund, 3.665% (d)(e)	7,000,000	7,000,000
Fidelity Government Portfolio, 3.62% (d)(e)	30,000,000	30,000,000
Invesco Government & Agency Portfolio, 3.66% (d)(e)	7,525,530	7,525,530
		44,525,530
Total Short-Term Investments (Cost $280,200,359)		280,200,359
Total Investments (Cost $1,225,788,275)	103.1%	1,424,124,105
Other Assets, Less Liabilities	(3.1)	(42,694,318)
Net Assets	100.0%	$ 1,381,429,787

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of March 31, 2026, the aggregate market value of securities on loan was $43,771,496. The Portfolio received cash collateral with a value of $44,525,530.
(c)	As of March 31, 2026, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's's share class.
(d)	Current yield as of March 31, 2026.
(e)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 68,126	$ 244,296	$ (76,747)	$ —	$ —	$ 235,675	$ 546	$ —	235,675

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$ —	$ 1,020,532,234	$ —	$ 1,020,532,234
Convertible Preferred Stocks	123,391,512	—	—	123,391,512
Total Convertible Securities	123,391,512	1,020,532,234	—	1,143,923,746
Short-Term Investments
Affiliated Investment Company	235,674,829	—	—	235,674,829
Unaffiliated Investment Companies	44,525,530	—	—	44,525,530
Total Short-Term Investments	280,200,359	—	—	280,200,359
Total Investments in Securities	$ 403,591,871	$ 1,020,532,234	$ —	$ 1,424,124,105

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM VP MacKay U.S. Infrastructure Bond Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.5%
Corporate Bonds 4.2%
Commercial Services 0.9%
Chapman University
Series 2021
1.867%, due 4/1/29	$ 1,000,000	$ 923,500
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/39	2,000,000	755,878
(zero coupon), due 2/15/49	2,000,000	308,044
		1,987,422
Healthcare-Services 2.9%
CommonSpirit Health
4.825%, due 9/1/35	1,750,000	1,703,737
Lifespan Corp.
4.65%, due 5/15/31	500,000	499,354
Marshfield Clinic Health System, Inc.
Series 2024
5.75%, due 2/15/34	1,500,000	1,557,243
Southeast Alaska Regional Health Consortium
2.262%, due 7/1/31	1,055,000	938,186
Sutter Health
Series 2025
5.213%, due 8/15/32	750,000	768,019
Series 2025
5.537%, due 8/15/35	1,000,000	1,031,753
		6,498,292
Real Estate 0.4%
Fort Carson Family Housing LLC
5.677%, due 12/15/45	1,000,000	993,866
Total Corporate Bonds (Cost $9,523,006)		9,479,580
Municipal Bonds 94.3%
Alabama 0.8%
Black Belt Energy Gas District, Gas Project Revenue Bonds
Series B
5.00%, due 12/1/34	700,000	747,501
Series G
5.00%, due 10/1/35	1,000,000	1,042,460
		1,789,961
Arizona 1.1%
City of Phoenix Civic Improvement Corp., Water System Revenue Bonds, Junior Lien
Series C
1.939%, due 7/1/30	2,775,000	2,542,476

	Principal Amount	Value
Municipal Bonds
California 15.3%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: AG-CR AMBAC
(zero coupon), due 10/1/31	$ 1,000,000	$ 775,242
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	1,000,000	734,641
Alameda Corridor Transportation Authority Revenue Bonds, Senior Lien
Series C, Insured: NATL-RE
(zero coupon), due 10/1/33	3,000,000	2,093,687
Antelope Valley Community College District Unlimited General Obligation
2.321%, due 8/1/34	2,000,000	1,683,005
California Community Choice Financing Authority, Clean Energy Project Revenue Bonds
Series B
5.00%, due 1/1/55 (b)	2,000,000	2,043,210
California Infrastructure & Economic Development Bank, J. David Gladstone Institutes Project (The) Revenue Bonds
4.00%, due 10/1/39	500,000	406,162
California Public Finance Authority, Children's Hospital Los Angeles Revenue Bonds
Series A, Insured: AG
5.40%, due 11/15/31	2,000,000	2,042,747
California Public Finance Authority, PIH Health, Inc. Obligated Group Revenue Bonds
Series B, Insured: AG
5.447%, due 6/1/34	930,000	973,108
California State University Revenue Bonds
Series B
5.208%, due 11/1/37	1,075,000	1,098,236
City of Los Angeles Unlimited General Obligation
Series A
2.15%, due 9/1/32	1,000,000	870,686
City of Los Angeles, Wastewater System Revenue Bonds
Series B
5.291%, due 6/1/34	1,000,000	1,048,735
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
5.50%, due 9/1/32	1,000,000	1,060,203
City of San Francisco, Public Utilities Commission Water Revenue Bonds
Series A
2.803%, due 11/1/31	2,065,000	1,903,921

	Principal Amount	Value
Municipal Bonds
California
Los Angeles County Public Works Financing Authority Revenue Bonds
Series B
7.618%, due 8/1/40	$ 500,000	$ 587,853
Los Angeles Unified School District Revenue Bonds
Series A
5.255%, due 10/1/37	750,000	772,058
Palomar Community College District Unlimited General Obligation
2.173%, due 8/1/33	2,145,000	1,849,776
San Diego Community College District Unlimited General Obligation
Series A-2
5.75%, due 8/1/30	1,000,000	1,069,448
San Diego County Water Authority, Sustainable Bond Revenue Bonds
Series A
1.531%, due 5/1/30	2,000,000	1,818,708
State of California Unlimited General Obligation
7.55%, due 4/1/39	3,440,000	4,087,424
7.60%, due 11/1/40	2,550,000	3,061,868
University of California Revenue Bonds
Series BG
1.614%, due 5/15/30	4,250,000	3,858,745
William S Hart Union High School District Unlimited General Obligation
(zero coupon), due 8/1/32	1,000,000	767,712
		34,607,175
Colorado 2.4%
Colorado Housing and Finance Authority Revenue Bonds
Series E-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/49	1,820,000	1,918,230
Series O-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	1,000,000	1,052,440
Series D-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	965,000	1,030,787
Metro Water Recovery Revenue Bonds
Series B
2.813%, due 4/1/32	1,500,000	1,383,394
		5,384,851

	Principal Amount	Value
Municipal Bonds
Connecticut 3.2%
Connecticut Housing Finance Authority Revenue Bonds
Series A-2, Insured: GNMA / FNMA / FHLMC
5.41%, due 5/15/55	$ 1,450,000	$ 1,481,680
Series E-2, Insured: GNMA / FNMA / FHLMC
6.00%, due 11/15/55	2,000,000	2,104,683
State of Connecticut Unlimited General Obligation
Series A
4.648%, due 5/15/33	1,500,000	1,518,999
Series A
4.846%, due 5/1/33	2,000,000	2,049,548
		7,154,910
District of Columbia 1.7%
District of Columbia, Georgetown University Revenue Bonds
Series B
5.751%, due 4/1/35	1,000,000	1,056,282
District of Columbia, Howard University Revenue Bonds
Series B, Insured: BAM
7.625%, due 10/1/35	1,500,000	1,705,526
District of Columbia Income Tax Revenue Bonds
Series B
4.818%, due 6/1/34	1,000,000	1,016,279
		3,778,087
Florida 0.6%
Sumter Landing Community Development District Revenue Bonds
Insured: AG
4.981%, due 10/1/31	1,395,000	1,447,131
Georgia 1.9%
Georgia Higher Education Facilities Authority, USG Real Estate Foundation XIV LLC Project Revenue Bonds
Series A
4.625%, due 1/1/32	2,250,000	2,281,602
Series A
5.223%, due 1/1/39	1,000,000	1,003,753
Oglethorpe Power Corp. Revenue Bonds
Insured: NATL-RE
5.534%, due 1/1/35 (a)	1,000,000	1,034,996
		4,320,351

	Principal Amount	Value
Municipal Bonds
Hawaii 2.8%
State of Hawaii Unlimited General Obligation
Series FZ
1.695%, due 8/1/32	$ 4,500,000	$ 3,841,859
Series FZ
2.245%, due 8/1/38	1,000,000	755,115
Series GE
2.80%, due 10/1/38	1,000,000	802,936
Series GN
4.936%, due 10/1/37	1,000,000	1,009,769
		6,409,679
Idaho 2.4%
City of Boise City, Airport Revenue Bonds
Insured: BAM
5.376%, due 9/1/32	1,000,000	1,051,362
Idaho Housing & Finance Association Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/65	1,945,000	2,036,943
Series D, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	1,260,000	1,334,727
Idaho Housing & Finance Association, Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	940,000	995,821
		5,418,853
Illinois 9.5%
Chicago O'Hare International Airport Revenue Bonds, Senior Lien
Series D
2.346%, due 1/1/30	3,785,000	3,551,280
City of Chicago Unlimited General Obligation
Series A
6.226%, due 1/1/32	1,000,000	1,004,619
Series A
6.326%, due 1/1/33	1,000,000	1,004,909
Illinois Housing Development Authority Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.229%, due 10/1/34	1,000,000	1,012,406
Series B, Insured: GNMA / FNMA / FHLMC
5.329%, due 10/1/35	1,000,000	1,010,912
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/54	980,000	1,029,569

	Principal Amount	Value
Municipal Bonds
Illinois
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B
3.057%, due 1/1/34	$ 4,000,000	$ 3,584,868
Series B
4.847%, due 1/1/31	1,000,000	1,018,654
State of Illinois Revenue Bonds
4.62%, due 6/15/38	1,300,000	1,275,504
State of Illinois Unlimited General Obligation
Series A
5.277%, due 5/1/31	4,000,000	4,163,885
Series 3
6.725%, due 4/1/35	2,692,308	2,819,884
		21,476,490
Indiana 1.2%
Evansville Waterworks District Revenue Bonds
Insured: BAM
2.458%, due 1/1/32	2,400,000	2,168,004
Indiana Housing & Community Development Authority Revenue Bonds
Series A-2, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/56	500,000	532,844
		2,700,848
Iowa 1.8%
Iowa Finance Authority Revenue Bonds
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	1,000,000	1,060,759
Iowa Student Loan Liquidity Corp. Revenue Bonds, Senior Lien
Series A
5.343%, due 12/1/34	1,000,000	1,010,504
Series A
5.426%, due 12/1/35	1,000,000	1,007,059
Series A
5.908%, due 12/1/45	885,000	894,998
		3,973,320
Kentucky 0.9%
Kentucky Higher Education Student Loan Corp. Revenue Bonds
Series A-2
6.195%, due 6/1/40	2,000,000	2,071,797

	Principal Amount	Value
Municipal Bonds
Louisiana 0.4%
Louisiana Energy & Power Authority Revenue Bonds
Series A, Insured: AG
2.332%, due 6/1/32	$ 1,060,000	$ 929,723
Maryland 1.2%
Maryland Stadium Authority, Pimlico Improvements Project Revenue Bonds
4.664%, due 6/15/34	2,770,000	2,779,470
Massachusetts 6.1%
Commonwealth of Massachusetts Limited General Obligation
Series E
1.67%, due 11/1/31	1,920,000	1,681,913
Series D
2.663%, due 9/1/39	2,897,261	2,458,289
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	3,000,000	2,977,487
Massachusetts Development Finance Agency, Tufts Medicine, Inc. Revenue Bonds
Series G, Insured: AG-CR
6.625%, due 10/1/30	1,050,000	1,113,372
Massachusetts Educational Financing Authority Revenue Bonds, Senior Lien
Series A
5.95%, due 7/1/44	2,055,000	2,104,692
Series A
6.166%, due 7/1/50	3,500,000	3,593,165
		13,928,918
Minnesota 1.1%
Minnesota Housing Finance Agency Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
1.58%, due 2/1/51	691,778	526,409
Series A, Insured: GNMA / FNMA / FHLMC
6.125%, due 7/1/55	970,000	1,029,701
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	955,000	1,010,086
		2,566,196

	Principal Amount	Value
Municipal Bonds
Mississippi 0.9%
State of Mississippi Unlimited General Obligation
Series A
1.732%, due 11/1/32	$ 2,500,000	$ 2,149,585
Missouri 0.2%
Missouri Housing Development Commission, First Place Homeownership Loan Program Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	400,000	420,482
New Hampshire 1.1%
New Hampshire Business Finance Authority, Wheeling Power Co. Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	1,500,000	1,569,434
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp. Revenue Bonds
Series A
5.04%, due 11/1/34	1,000,000	1,001,089
		2,570,523
New Jersey 2.0%
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	2,500,000	2,429,198
Rutgers The State University of New Jersey Revenue Bonds
Series S
2.093%, due 5/1/33	2,510,000	2,149,178
		4,578,376
New York 14.4%
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	4,000,000	3,543,694
City of New York Unlimited General Obligation
Series E-1
5.106%, due 10/1/39	500,000	498,467
Series H
5.75%, due 2/1/38	500,000	526,728
Dutchess County Local Development Corp., Bard College Revenue Bonds
Series B
5.918%, due 7/1/39	2,000,000	1,998,852

	Principal Amount	Value
Municipal Bonds
New York
Metropolitan Transportation Authority Revenue Bonds
Series C
7.336%, due 11/15/39	$ 1,000,000	$ 1,159,825
New York City Housing Development Corp., 8 Spruce Street Revenue Bonds
Class A
5.458%, due 12/15/31	3,000,000	3,057,979
Class B
6.033%, due 12/15/31	1,000,000	1,022,570
Class B
6.033%, due 12/15/31	1,000,000	1,022,570
New York City Transitional Finance Authority Revenue Bonds
Series D-3
2.40%, due 11/1/32	4,000,000	3,534,271
Series G-2
4.91%, due 5/1/32	1,000,000	1,026,660
Series G-3
5.01%, due 5/1/34	1,500,000	1,540,057
New York Energy Finance Development Corp. Revenue Bonds
5.00%, due 7/1/56 (b)	1,000,000	1,021,565
New York Power Authority Revenue Bonds
Series A, Insured: AG
5.749%, due 11/15/33	2,115,000	2,260,002
New York State Dormitory Authority, State of New York Personal Income Tax Revenue Bonds
Series C
2.202%, due 3/15/34	2,620,000	2,213,951
New York State Dormitory Authority, Roswell Park Cancer Institute Corp. Obligated Group Revenue Bonds
Series B, Insured: AG
4.84%, due 7/1/32	1,500,000	1,519,751
New York State Dormitory Authority, New York University Revenue Bonds
Series B
5.228%, due 7/1/35	3,000,000	3,087,012
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds
Series 268, Insured: SONYMA
6.25%, due 10/1/55	1,000,000	1,054,378
Triborough Bridge & Tunnel Authority Revenue Bonds
Series B
5.50%, due 11/15/39	1,000,000	1,021,306

	Principal Amount	Value
Municipal Bonds
New York
United Nations Development Corp. Revenue Bonds
Series A
5.661%, due 8/1/36	$ 1,465,000	$ 1,554,639
		32,664,277
North Carolina 1.0%
City of Charlotte Certificate of Participation
5.004%, due 6/1/35	2,100,000	2,164,798
Ohio 2.2%
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	1,000,000	1,014,257
JobsOhio Beverage System Revenue Bonds
Series B
3.985%, due 1/1/29	1,560,000	1,556,998
Series B
4.532%, due 1/1/35	275,000	274,202
Northeast Ohio Regional Sewer District Revenue Bonds
1.777%, due 11/15/31	1,080,000	950,218
Ohio Housing Finance Agency Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	1,000,000	1,086,911
		4,882,586
Oregon 4.1%
Oregon State Lottery Revenue Bonds
Series B
5.031%, due 4/1/35	3,100,000	3,171,772
Series B, Insured: Moral Obligation
5.093%, due 4/1/34	2,000,000	2,071,941
Port of Morrow, Bonneville Cooperation Project No. 4 Revenue Bonds
Series 1
2.987%, due 9/1/36	1,000,000	853,657
State of Oregon, Article XI-Q State Projects Unlimited General Obligation
Series B
5.174%, due 5/1/35	1,000,000	1,042,208
Series B
5.304%, due 5/1/36	1,000,000	1,045,169

	Principal Amount	Value
Municipal Bonds
Oregon
State of Oregon, Article XI-Q State Projects Unlimited General Obligation
Series B
5.424%, due 5/1/37	$ 1,000,000	$ 1,047,768
		9,232,515
Pennsylvania 1.9%
City of Philadelphia Unlimited General Obligation
Series B
4.846%, due 8/1/31	1,000,000	1,023,898
Commonwealth Financing Authority Revenue Bonds
Series C
3.058%, due 6/1/34	1,535,000	1,375,466
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Revenue Bonds
Series C, Insured: AG
5.362%, due 11/1/37	1,000,000	1,026,905
Redevelopment Authority of the City of Philadelphia, HOME Plan Revenue Bonds
Series A
4.652%, due 11/1/34	1,000,000	992,590
		4,418,859
Rhode Island 0.4%
Rhode Island Student Loan Authority Revenue Bonds, Senior Lien
Series 1
5.714%, due 12/1/44	965,000	968,020
South Carolina 1.5%
South Carolina Public Service Authority Revenue Bonds
Series C
5.01%, due 12/1/32	1,000,000	1,022,887
Series C, Insured: AG
5.247%, due 12/1/35	1,245,000	1,282,655
South Carolina Student Loan Corp. Revenue Bonds
Series A
5.567%, due 12/1/46	1,125,000	1,082,199
		3,387,741

	Principal Amount	Value
Municipal Bonds
Texas 6.9%
City of Houston, Combined Utility System Revenue Bonds, First Lien
Series E
3.973%, due 11/15/31	$ 2,000,000	$ 1,969,678
Denton Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.677%, due 8/15/32	1,760,000	1,513,848
Keller Independent School District Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/31	240,000	247,219
Insured: PSF-GTD
5.00%, due 2/15/31	1,560,000	1,623,765
Northwest Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.776%, due 2/15/31	2,910,000	2,624,131
State of Texas Unlimited General Obligation
5.057%, due 10/1/37	2,000,000	2,046,084
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Obligated Group Revenue Bonds
Insured: AG
2.901%, due 9/1/35	1,000,000	855,492
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Revenue Bonds
Series A-1
5.102%, due 4/1/35	4,705,668	4,822,513
		15,702,730
U.S. Virgin Islands 0.5%
Virgin Islands Water & Power Authority, Electric System Revenue Bonds
Series C, Insured: AG
6.85%, due 7/1/35	1,000,000	1,067,238
Utah 1.7%
City of Salt Lake City, Sales and Excise Tax Revenue Bonds
Series B
2.879%, due 4/1/32	1,000,000	930,245
Utah Housing Corp. Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	985,000	1,049,798
Series I, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,000,000	1,079,125

	Principal Amount	Value
Municipal Bonds
Utah
Utah Transit Authority Revenue Bonds
1.783%, due 12/15/30	$ 1,000,000	$ 900,872
		3,960,040
Washington 1.1%
County of King Limited General Obligation
Series C
2.26%, due 12/1/33	3,000,000	2,591,446
Total Municipal Bonds (Cost $209,130,657)		214,039,452
Total Long-Term Bonds (Cost $218,653,663)		223,519,032

	Shares

Short-Term Investment 0.1%
Unaffiliated Investment Company 0.1%
Dreyfus Government Cash Management - Institutional Shares, 3.534% (c)	363,760	363,760
Total Short-Term Investment (Cost $363,760)		363,760
Total Investments (Cost $219,017,423)	98.6%	223,882,792
Other Assets, Less Liabilities	1.4	3,080,420
Net Assets	100.0%	$ 226,963,212

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2026.
(c)	Current yield as of March 31, 2026.

Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.

PSF-GTD—Permanent School Fund Guaranteed
SONYMA—State of New York Mortgage Agency
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 9,479,580	$ —	$ 9,479,580
Municipal Bonds	—	214,039,452	—	214,039,452
Total Long-Term Bonds	—	223,519,032	—	223,519,032
Short-Term Investment
Unaffiliated Investment Company	363,760	—	—	363,760
Total Investments in Securities	$ 363,760	$ 223,519,032	$ —	$ 223,882,792

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM VP Wellington Growth Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.9%
Aerospace & Defense 2.7%
Axon Enterprise, Inc. (a)	14,009	$ 5,949,482
GE Aerospace	34,865	9,893,641
		15,843,123
Automobiles 2.4%
Tesla, Inc. (a)	38,513	14,317,208
Biotechnology 0.8%
Natera, Inc. (a)	23,530	4,705,765
Broadline Retail 5.3%
Amazon.com, Inc. (a)	151,008	31,450,436
Capital Markets 4.4%
Goldman Sachs Group, Inc. (The)	3,316	2,805,303
KKR & Co., Inc.	63,048	5,831,940
MSCI, Inc.	8,064	4,346,576
Nasdaq, Inc.	56,403	4,788,051
S&P Global, Inc.	13,361	5,682,968
Tradeweb Markets, Inc., Class A	22,130	2,603,816
		26,058,654
Commercial Services & Supplies 1.1%
Waste Connections, Inc.	40,496	6,578,170
Communications Equipment 1.4%
Arista Networks, Inc. (a)	67,078	8,235,837
Electrical Equipment 0.4%
GE Vernova, Inc.	2,830	2,470,307
Entertainment 4.2%
Netflix, Inc. (a)	157,627	15,155,836
Spotify Technology SA (a)	20,319	9,852,886
		25,008,722
Financial Services 4.5%
Corpay, Inc. (a)	5,278	1,535,845
Mastercard, Inc., Class A	39,692	19,832,505
Visa, Inc., Class A	17,138	5,179,789
		26,548,139
Ground Transportation 1.1%
Uber Technologies, Inc. (a)	86,734	6,238,777

	Shares	Value
Common Stocks
Health Care Equipment & Supplies 4.0%
IDEXX Laboratories, Inc. (a)	8,625	$ 4,846,301
Intuitive Surgical, Inc. (a)	17,524	8,078,389
Stryker Corp.	33,355	10,960,120
		23,884,810
Health Care REITs 2.1%
Welltower, Inc.	63,217	12,498,633
Hotels, Restaurants & Leisure 2.5%
DoorDash, Inc., Class A (a)	48,788	7,325,518
Hilton Worldwide Holdings, Inc.	24,688	7,507,127
		14,832,645
Interactive Media & Services 10.9%
Alphabet, Inc., Class C	151,188	43,369,790
Meta Platforms, Inc., Class A	37,404	21,399,950
		64,769,740
IT Services 2.8%
Cloudflare, Inc., Class A (a)	42,292	8,726,531
Shopify, Inc., Class A (a)	68,042	8,071,142
		16,797,673
Pharmaceuticals 4.7%
Eli Lilly & Co.	30,141	27,722,788
Professional Services 0.8%
TransUnion	69,158	4,785,042
Semiconductors & Semiconductor Equipment 22.5%
Analog Devices, Inc.	19,968	6,352,619
ARM Holdings plc, ADR (a)	11,670	1,765,438
ASML Holding NV (Registered), ADR	4,739	6,259,413
Broadcom, Inc.	102,682	31,781,106
KLA Corp.	4,447	6,547,807
Monolithic Power Systems, Inc.	4,615	5,045,810
NVIDIA Corp.	392,202	68,400,029
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	21,444	7,247,000
		133,399,222
Software 12.8%
AppLovin Corp., Class A (a)	14,437	5,745,926
Cadence Design Systems, Inc. (a)	36,457	10,130,306
Intuit, Inc.	25,695	11,110,004
Microsoft Corp.	104,354	38,628,720
Palantir Technologies, Inc., Class A (a)	2,785	407,390
ServiceNow, Inc. (a)	91,512	9,567,580
		75,589,926

	Shares	Value
Common Stocks
Specialty Retail 2.0%
Home Depot, Inc. (The)	19,174	$ 6,306,137
TJX Cos., Inc. (The)	35,903	5,733,709
		12,039,846
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	116,076	29,458,928
Trading Companies & Distributors 1.5%
Fastenal Co.	184,267	8,549,989
Total Common Stocks (Cost $488,942,995)		591,784,380
Short-Term Investment 0.4%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 3.538% (b)	2,343,392	2,343,392
Total Short-Term Investment (Cost $2,343,392)		2,343,392
Total Investments (Cost $491,286,387)	100.3%	594,127,772
Other Assets, Less Liabilities	(0.3)	(1,753,905)
Net Assets	100.0%	$ 592,373,867

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,091	$ 31,898	$ (30,646)	$ —	$ —	$ 2,343	$ 17	$ —	2,343

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 591,784,380	$ —	$ —	$ 591,784,380
Short-Term Investment
Affiliated Investment Company	2,343,392	—	—	2,343,392
Total Investments in Securities	$ 594,127,772	$ —	$ —	$ 594,127,772

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM VP MacKay High Yield Corporate Bond Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.6%
Convertible Bonds 0.3%
Energy-Alternate Sources 0.1%
XPLR Infrastructure LP
2.50%, due 6/15/26 (a)	$ 2,525,000	$ 2,509,219
Media 0.2%
Cable One, Inc.
1.125%, due 3/15/28	8,205,000	6,190,672
Total Convertible Bonds (Cost $10,384,552)		8,699,891
Corporate Bonds 88.5%
Advertising 1.3%
Clear Channel Outdoor Holdings, Inc. (a)
7.125%, due 2/15/31	3,250,000	3,405,009
7.75%, due 4/15/28	4,650,000	4,672,064
Lamar Media Corp.
3.625%, due 1/15/31	8,500,000	7,865,754
3.75%, due 2/15/28	4,745,000	4,615,086
4.00%, due 2/15/30	6,750,000	6,441,141
4.875%, due 1/15/29	2,570,000	2,539,382
Outfront Media Capital LLC (a)
4.25%, due 1/15/29	1,000,000	964,000
4.625%, due 3/15/30	1,500,000	1,447,239
5.00%, due 8/15/27	6,070,000	6,055,691
		38,005,366
Aerospace & Defense 3.0%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	2,750,000	2,798,956
Bombardier, Inc.
6.75%, due 6/15/33 (a)	3,175,000	3,278,848
Efesto Bidco SpA Efesto US LLC
Series XR
7.50%, due 2/15/32 (a)	2,000,000	1,989,862
TransDigm, Inc.
4.625%, due 1/15/29	4,785,000	4,701,378
4.875%, due 5/1/29	4,155,000	4,092,877
6.00%, due 1/15/33 (a)	8,750,000	8,745,088
6.125%, due 7/31/34 (a)	3,000,000	2,950,627
6.375%, due 3/1/29 (a)	18,105,000	18,442,893
6.375%, due 5/31/33 (a)	13,380,000	13,308,662
6.625%, due 3/1/32 (a)	6,730,000	6,863,725
6.75%, due 8/15/28 (a)	6,760,000	6,842,066
6.75%, due 1/31/34 (a)	4,875,000	4,938,887

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
TransDigm, Inc.
6.875%, due 12/15/30 (a)	$ 3,800,000	$ 3,893,662
7.125%, due 12/1/31 (a)	3,100,000	3,199,684
		86,047,215
Agriculture 0.1%
Darling Ingredients, Inc.
6.00%, due 6/15/30 (a)	1,500,000	1,510,482
Airlines 0.1%
American Airlines, Inc. (a)
5.50%, due 4/20/26	261,250	261,349
5.75%, due 4/20/29	3,830,000	3,809,051
		4,070,400
Apparel 0.1%
Under Armour, Inc.
7.25%, due 7/15/30 (a)	630,000	636,426
William Carter Co. (The)
7.375%, due 2/15/31 (a)	1,880,000	1,917,517
		2,553,943
Auto Manufacturers 0.5%
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	14,490,000	14,686,629
Auto Parts & Equipment 2.8%
Adient Global Holdings Ltd. (a)
7.00%, due 4/15/28	1,000,000	1,013,292
8.25%, due 4/15/31	2,000,000	2,074,598
American Axle & Manufacturing, Inc. (a)
6.375%, due 10/15/32	5,435,000	5,379,253
7.75%, due 10/15/33	3,005,000	2,925,362
Clarios Global LP
6.75%, due 2/15/30 (a)	1,000,000	1,022,500
Cooper-Standard Automotive, Inc.
9.25%, due 3/1/31 (a)	5,135,000	4,825,616
Cyprium Corp. (a)
6.125%, due 4/15/31	3,500,000	3,450,361
6.375%, due 4/15/34	3,790,000	3,678,733
Forvia SE
6.75%, due 9/15/33 (a)	1,500,000	1,464,585
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	4,000,000	4,141,700
IHO Verwaltungs GmbH (a)(b)
6.375% (6.375% Cash or 7.13% PIK), due 5/15/29	11,645,000	11,640,783
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	8,750,000	8,894,340
8.00% (8.00% Cash or 8.75% PIK), due 11/15/32	3,960,000	4,056,739

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment
Phinia, Inc. (a)
6.625%, due 10/15/32	$ 2,640,000	$ 2,683,272
6.75%, due 4/15/29	3,060,000	3,115,242
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	9,660,000	3,864,000
Tenneco, Inc.
8.00%, due 11/17/28 (a)	6,290,000	6,267,629
ZF North America Capital, Inc. (a)
6.875%, due 4/14/28	1,650,000	1,673,600
7.125%, due 4/14/30	1,750,000	1,725,434
7.50%, due 3/24/31	5,515,000	5,417,468
		79,314,507
Biotechnology 0.3%
BioMarin Pharmaceutical, Inc.
5.50%, due 2/15/34 (a)	1,565,000	1,540,831
GENMAB A/S (a)
6.25%, due 12/15/32	4,895,000	5,018,511
7.25%, due 12/15/33	2,925,000	3,061,688
		9,621,030
Building Materials 1.6%
Builders FirstSource, Inc.
6.375%, due 3/1/34 (a)	1,800,000	1,776,991
EMRLD Borrower LP (a)
6.625%, due 12/15/30	7,650,000	7,780,501
6.75%, due 7/15/31	2,825,000	2,905,388
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	8,011,000	7,952,652
Knife River Corp.
7.75%, due 5/1/31 (a)	3,765,000	3,897,765
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (a)	1,725,000	1,699,461
Quikrete Holdings, Inc. (a)
6.375%, due 3/1/32	12,945,000	13,126,269
6.75%, due 3/1/33	4,500,000	4,570,380
Standard Building Solutions, Inc.
6.50%, due 8/15/32 (a)	2,000,000	2,001,034
		45,710,441
Chemicals 2.7%
ASP Unifrax Holdings, Inc. (a)(b)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	5,409,682	324,393
11.175% (10.43% Cash or 11.175% PIK), due 9/30/29	4,302,180	2,148,252
Celanese US Holdings LLC (c)
6.85%, due 11/15/28	624,000	648,929
7.05%, due 11/15/30	3,250,000	3,435,520
7.20%, due 11/15/33	2,000,000	2,133,472
7.379%, due 7/15/32	2,500,000	2,609,385

	Principal Amount	Value
Corporate Bonds
Chemicals
GPD Cos., Inc.
12.50% (10.125% Cash and 2.375% PIK), due 12/31/29 (a)(b)	$ 6,049,359	$ 3,200,090
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	12,811,050	10,601,144
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	5,350,000	5,341,841
7.00%, due 12/1/31	2,650,000	2,804,967
8.50%, due 11/15/28	2,985,000	3,102,361
9.00%, due 2/15/30	5,075,000	5,357,541
Olympus Water US Holding Corp. (a)
6.75%, due 8/1/32	2,735,000	2,604,605
7.25%, due 2/15/33	3,210,000	3,062,665
Perimeter Holdings LLC
6.25%, due 1/15/34 (a)	5,555,000	5,448,068
Qnity Electronics, Inc. (a)
5.75%, due 8/15/32	3,500,000	3,504,169
6.25%, due 8/15/33	2,830,000	2,861,518
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	4,135,000	4,087,833
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	10,450,000	10,192,607
Solstice Advanced Materials, Inc.
5.625%, due 9/30/33 (a)	5,035,000	4,964,722
		78,434,082
Coal 0.3%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	4,725,000	4,908,136
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	1,720,000	1,551,699
Warrior Met Coal, Inc.
7.875%, due 12/1/28 (a)	1,337,000	1,347,028
		7,806,863
Commercial Services 3.9%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	1,850,000	1,639,487
AMN Healthcare, Inc.
6.50%, due 1/15/31 (a)	1,395,000	1,367,201
Belron UK Finance plc
5.75%, due 10/15/29 (a)	3,530,000	3,552,292
Block, Inc.
5.625%, due 8/15/30 (a)	3,805,000	3,783,974
6.00%, due 8/15/33 (a)	3,750,000	3,688,063
6.50%, due 5/15/32	5,300,000	5,348,394
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	8,835,000	8,337,741
4.875%, due 7/1/29	15,670,000	13,596,641

	Principal Amount	Value
Corporate Bonds
Commercial Services
CompoSecure Holdings LLC
5.625%, due 2/1/33 (a)	$ 5,095,000	$ 4,977,560
DCLI Bidco LLC
7.75%, due 11/15/29 (a)	5,730,000	5,794,061
Graham Holdings Co.
5.625%, due 12/1/33 (a)	5,230,000	5,123,443
Herc Holdings, Inc. (a)
5.75%, due 3/15/31	1,185,000	1,167,067
6.00%, due 3/15/34	865,000	836,238
7.00%, due 6/15/30	2,280,000	2,337,841
Korn Ferry
4.625%, due 12/15/27 (a)	4,000,000	3,960,780
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	4,000,000	4,070,266
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	7,705,000	7,535,322
OT Midco, Inc.
10.00%, due 2/15/30 (a)	5,650,000	2,332,727
Raven Acquisition Holdings LLC
6.875%, due 11/15/31 (a)	2,850,000	2,747,563
Service Corp. International
4.00%, due 5/15/31	6,200,000	5,779,240
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	3,450,000	3,347,890
United Rentals North America, Inc.
3.875%, due 2/15/31	2,000,000	1,880,139
4.875%, due 1/15/28	1,000,000	995,658
5.375%, due 11/15/33 (a)	5,500,000	5,348,088
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	4,020,000	3,954,677
6.625%, due 6/15/29	4,025,000	4,070,257
6.625%, due 4/15/30	2,100,000	2,133,157
7.375%, due 10/1/31	1,300,000	1,332,991
		111,038,758
Computers 0.6%
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	7,680,000	7,947,341
CACI International, Inc.
6.375%, due 6/15/33 (a)	7,310,000	7,441,039
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	1,550,000	1,611,749
		17,000,129
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	6,780,000	6,405,017

	Principal Amount	Value
Corporate Bonds
Cosmetics & Personal Care
Edgewell Personal Care Co. (a)
5.50%, due 6/1/28	$ 4,000,000	$ 3,978,282
Perrigo Finance Unlimited Co.
6.125%, due 9/30/32	5,000,000	4,562,154
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	10,940,000	10,027,707
5.125%, due 1/15/28	5,895,000	5,882,313
		30,855,473
Distribution & Wholesale 0.6%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	900,000	875,204
Gates Corp.
6.875%, due 7/1/29 (a)	1,000,000	1,026,039
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	1,000,000	1,012,372
7.75%, due 3/15/31	8,965,000	9,285,956
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	4,045,000	3,778,661
		15,978,232
Diversified Financial Services 3.5%
Apollo Global Management, Inc.
5.70%, due 3/30/36	1,235,000	1,236,096
Aretec Group, Inc. (a)
7.50%, due 4/1/29	4,825,000	4,779,385
10.00%, due 8/15/30	5,684,000	6,037,344
Enact Holdings, Inc.
6.25%, due 5/28/29	1,850,000	1,904,004
Jane Street Group (a)
6.125%, due 11/1/32	9,510,000	9,404,331
6.75%, due 5/1/33	3,600,000	3,652,445
7.125%, due 4/30/31	12,669,000	13,023,175
Osaic Holdings, Inc. (a)
6.75%, due 8/1/32	9,400,000	9,401,174
8.00%, due 8/1/33	3,475,000	3,430,528
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	2,645,000	2,506,819
5.75%, due 9/15/31	2,395,000	2,215,920
6.75%, due 2/15/34	2,700,000	2,526,764
6.875%, due 2/15/33	1,000,000	956,737
7.125%, due 11/15/30	4,000,000	3,975,099
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	2,675,000	2,565,796
Provident Funding Associates LP
9.75%, due 9/15/29 (a)	2,265,000	2,325,242
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	5,400,000	5,449,826

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Rocket Cos., Inc. (a)
6.375%, due 8/1/33	$ 4,140,000	$ 4,184,480
7.125%, due 2/1/32	1,275,000	1,314,185
Stonex Escrow Issuer LLC
6.875%, due 7/15/32 (a)	7,900,000	7,983,953
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	9,350,000	9,711,162
		98,584,465
Electric 4.9%
Alpha Generation LLC (a)
6.25%, due 1/15/34	1,815,000	1,782,954
6.75%, due 10/15/32	3,250,000	3,297,556
Clearway Energy Operating LLC (a)
4.75%, due 3/15/28	4,050,000	3,995,959
5.75%, due 1/15/34	1,580,000	1,552,667
EUSHI Finance, Inc.
6.25% (5 Year Treasury Constant Maturity Rate + 2.509%), due 4/1/56 (d)	2,800,000	2,748,623
Keystone Power Pass-Through Holders LLC
13.00% (12.00% PIK), due 6/1/28 (a)(b)(e)	1,281,542	1,229,853
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	2,850,000	2,663,403
Lightning Power LLC
7.25%, due 8/15/32 (a)	9,925,000	10,316,817
NRG Energy, Inc. (a)
5.75%, due 1/15/34	7,000,000	6,904,971
6.00%, due 2/1/33	3,000,000	3,000,765
6.00%, due 1/15/36	11,000,000	10,899,978
6.25%, due 11/1/34	1,870,000	1,884,908
PacifiCorp
7.125% (5 Year Treasury Constant Maturity Rate + 3.292%), due 8/15/56 (d)	4,585,000	4,331,351
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	3,000,000	2,929,363
PG&E Corp.
5.00%, due 7/1/28	4,770,000	4,732,663
5.25%, due 7/1/30	3,840,000	3,789,282
6.85% (5 Year Treasury Constant Maturity Rate + 3.225%), due 9/15/56 (d)	1,375,000	1,358,676
Talen Energy Supply LLC (a)
6.25%, due 2/1/34	7,950,000	7,861,424
6.50%, due 2/1/36	8,415,000	8,473,322
8.625%, due 6/1/30	13,800,000	14,477,262
TransAlta Corp.
5.875%, due 2/1/34	3,545,000	3,521,140
Vistra Corp. (a)(d)(f)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	2,900,000	2,903,718
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	8,350,000	8,438,510
Vistra Operations Co. LLC (a)
5.00%, due 7/31/27	3,300,000	3,288,355

	Principal Amount	Value
Corporate Bonds
Electric
Vistra Operations Co. LLC (a)
6.875%, due 4/15/32	$ 2,860,000	$ 2,959,949
VoltaGrid LLC
7.375%, due 11/1/30 (a)	4,875,000	5,034,944
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	1,900,000	1,881,118
7.25%, due 1/15/29	2,000,000	2,058,332
7.75%, due 4/15/34	2,320,000	2,395,985
8.375%, due 1/15/31	4,165,000	4,384,500
8.625%, due 3/15/33	3,465,000	3,660,492
		138,758,840
Electrical Components & Equipment 0.6%
EnerSys
6.625%, due 1/15/32 (a)	1,900,000	1,941,203
WESCO Distribution, Inc. (a)
5.50%, due 4/15/34	2,045,000	2,014,016
6.375%, due 3/15/29	4,060,000	4,132,711
6.375%, due 3/15/33	1,705,000	1,736,989
6.625%, due 3/15/32	4,395,000	4,498,414
7.25%, due 6/15/28	2,500,000	2,513,634
		16,836,967
Electronics 0.1%
Sensata Technologies BV
5.875%, due 9/1/30 (a)	3,070,000	3,075,551
Engineering & Construction 0.9%
AECOM
6.00%, due 8/1/33 (a)	5,980,000	5,973,430
Arcosa, Inc.
6.875%, due 8/15/32 (a)	4,225,000	4,329,117
Artera Services LLC
8.50%, due 2/15/31 (a)	960,000	822,030
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	3,600,000	3,597,737
Weekley Homes LLC (a)
4.875%, due 9/15/28	5,800,000	5,616,310
6.75%, due 1/15/34	5,260,000	5,037,749
		25,376,373
Entertainment 4.5%
Affinity Interactive
6.875%, due 12/15/27 (a)	3,074,000	1,844,811
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	4,500,000	4,364,983
Caesars Entertainment, Inc. (a)
6.00%, due 10/15/32	7,800,000	7,176,069

	Principal Amount	Value
Corporate Bonds
Entertainment
Caesars Entertainment, Inc. (a)
6.50%, due 2/15/32	$ 3,000,000	$ 2,965,074
7.00%, due 2/15/30	3,500,000	3,543,225
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	12,847,000	12,673,801
5.50%, due 4/1/27	10,376,000	10,362,773
5.75%, due 4/1/30	6,515,000	6,443,091
6.75%, due 5/1/31	3,340,000	3,402,795
Discovery Global Holdings, Inc.
4.279%, due 3/15/32	7,000,000	6,195,000
5.05%, due 3/15/42	4,340,000	2,859,217
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	4,000,000	3,962,760
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	6,470,000	6,049,450
6.75%, due 2/15/29	2,325,000	2,155,042
Light & Wonder International, Inc. (a)
6.25%, due 10/1/33	3,670,000	3,595,462
7.25%, due 11/15/29	3,200,000	3,262,080
7.50%, due 9/1/31	4,900,000	5,028,870
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	2,000,000	1,987,569
6.50%, due 5/15/27	6,855,000	6,863,720
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	3,750,000	3,129,643
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (a)	2,000,000	1,939,638
Motion Bondco DAC
6.625%, due 11/15/27 (a)	5,125,000	4,905,741
Motion Finco SARL
8.375%, due 2/15/32 (a)	4,255,000	3,515,225
Rivers Enterprise Borrower LLC (a)
6.25%, due 10/15/30	7,100,000	7,082,081
6.625%, due 2/1/33	4,830,000	4,793,639
Vail Resorts, Inc.
5.625%, due 7/15/30 (a)	2,695,000	2,672,706
Voyager Parent LLC
9.25%, due 7/1/32 (a)	6,915,000	7,179,250
		129,953,715
Environmental Control 0.3%
Clean Harbors, Inc.
5.75%, due 10/15/33 (a)	3,000,000	2,992,652
Luna 1.5 SARL
12.00%, due 7/1/32 (a)	2,950,000	3,090,645
Waste Pro USA, Inc.
7.00%, due 2/1/33 (a)	3,300,000	3,337,128
		9,420,425

	Principal Amount	Value
Corporate Bonds
Food 1.9%
Albertsons Cos., Inc. (a)
5.50%, due 3/31/31	$ 3,000,000	$ 2,966,016
5.75%, due 3/31/34	3,500,000	3,424,212
C&S Group Enterprises LLC
5.00%, due 12/15/28 (a)	1,000,000	929,924
Chobani Holdco II LLC
8.75% (8.75% Cash or 9.50% PIK), due 10/1/29 (a)(b)	5,413,767	5,499,674
Chobani LLC
7.625%, due 7/1/29 (a)	4,785,000	4,889,586
Industrial F&B Investments III, Inc.
7.75%, due 2/11/33 (a)	3,575,000	3,612,012
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	5,130,000	5,242,480
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	1,500,000	1,440,847
6.125%, due 9/15/32	4,750,000	4,758,773
Post Holdings, Inc. (a)
6.375%, due 3/1/33	1,750,000	1,724,000
6.50%, due 3/15/36	2,420,000	2,369,956
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	11,275,000	10,850,902
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	5,171,000	5,175,075
		52,883,457
Forest Products & Paper 0.3%
Mercer International, Inc.
5.125%, due 2/1/29	10,890,000	5,662,800
12.875%, due 10/1/28 (a)	5,800,000	3,661,633
		9,324,433
Gas 0.2%
AltaGas Ltd.
7.20% (5 Year Treasury Constant Maturity Rate + 3.573%), due 10/15/54 (a)(d)	5,500,000	5,576,873
Healthcare-Products 1.3%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	7,590,000	7,836,675
Hologic, Inc. (a)
3.25%, due 2/15/29	8,500,000	8,485,231
4.625%, due 2/1/28	2,600,000	2,596,100
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	4,150,000	4,358,845
Teleflex, Inc.
4.25%, due 6/1/28 (a)	9,615,000	9,349,645
4.625%, due 11/15/27	3,500,000	3,469,266
		36,095,762

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 3.5%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	$ 1,750,000	$ 1,703,817
5.50%, due 7/1/28	1,235,000	1,225,777
CHS/Community Health Systems, Inc.
9.75%, due 1/15/34 (a)	1,595,000	1,655,400
DaVita, Inc. (a)
3.75%, due 2/15/31	2,000,000	1,833,893
4.625%, due 6/1/30	4,900,000	4,711,424
Encompass Health Corp.
4.50%, due 2/1/28	5,500,000	5,451,179
4.625%, due 4/1/31	3,875,000	3,740,610
4.75%, due 2/1/30	7,650,000	7,483,866
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	1,988,000	1,884,028
Global Medical Response, Inc.
7.375%, due 10/1/32 (a)	4,750,000	4,932,590
HCA, Inc.
7.50%, due 11/6/33	7,700,000	8,713,070
HealthEquity, Inc.
4.50%, due 10/1/29 (a)	3,050,000	2,950,835
IQVIA, Inc. (a)
5.00%, due 10/15/26	8,997,000	8,987,270
6.25%, due 6/1/32	9,450,000	9,596,390
6.50%, due 5/15/30	2,000,000	2,041,838
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	4,300,000	4,146,719
8.375%, due 2/15/32	4,750,000	5,072,629
10.00%, due 6/1/32	6,520,000	6,658,421
11.00%, due 10/15/30	5,390,000	5,796,783
Molina Healthcare, Inc. (a)
3.875%, due 5/15/32	1,800,000	1,563,518
6.50%, due 2/15/31	1,550,000	1,523,813
Tenet Healthcare Corp.
5.50%, due 11/15/32 (a)	4,650,000	4,607,112
6.00%, due 11/15/33 (a)	1,715,000	1,735,316
6.75%, due 5/15/31	2,500,000	2,555,332
		100,571,630
Holding Companies-Diversified 0.5%
Stena International SA (a)
7.25%, due 1/15/31	7,325,000	7,402,125
7.625%, due 2/15/31	6,675,000	6,820,535
		14,222,660
Home Builders 1.2%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	4,000,000	3,994,736

	Principal Amount	Value
Corporate Bonds
Home Builders
Century Communities, Inc.
3.875%, due 8/15/29 (a)	$ 3,500,000	$ 3,284,587
Installed Building Products, Inc.
5.625%, due 2/1/34 (a)	2,675,000	2,610,254
M/I Homes, Inc.
3.95%, due 2/15/30	1,695,000	1,589,616
4.95%, due 2/1/28	3,000,000	2,961,338
Mattamy Group Corp.
6.00%, due 12/15/33 (a)	5,645,000	5,300,960
Shea Homes LP
4.75%, due 2/15/28	7,300,000	7,174,925
4.75%, due 4/1/29	1,628,000	1,574,480
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	3,250,000	3,357,689
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	1,998,000	1,991,349
		33,839,934
Housewares 1.3%
Central Garden & Pet Co.
4.125%, due 10/15/30	2,320,000	2,182,702
4.125%, due 4/30/31 (a)	4,823,000	4,493,769
Newell Brands, Inc.
6.375%, due 5/15/30	8,500,000	8,159,274
6.625%, due 5/15/32	3,550,000	3,397,293
8.50%, due 6/1/28 (a)	3,140,000	3,241,108
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	7,000,000	6,466,893
4.375%, due 2/1/32	4,390,000	4,100,101
4.50%, due 10/15/29	6,400,000	6,256,470
		38,297,610
Insurance 1.2%
Asurion LLC (a)
8.00%, due 12/31/32	5,930,000	6,152,067
8.375%, due 2/1/34	2,810,000	2,728,123
Baldwin Insurance Group Holdings LLC
7.125%, due 5/15/31 (a)	1,060,000	1,065,374
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	4,273,000	4,278,739
HUB International Ltd.
7.25%, due 6/15/30 (a)	2,255,000	2,310,031
MGIC Investment Corp.
5.25%, due 8/15/28	6,708,000	6,690,893
NMI Holdings, Inc.
6.00%, due 8/15/29	1,000,000	1,022,270
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	3,550,000	3,561,924

	Principal Amount	Value
Corporate Bonds
Insurance
Ryan Specialty LLC (a)
4.375%, due 2/1/30	$ 1,000,000	$ 968,771
5.875%, due 8/1/32	3,855,000	3,810,146
USI, Inc.
7.50%, due 1/15/32 (a)	2,000,000	2,026,318
		34,614,656
Internet 0.8%
Arches Buyer, Inc.
4.25%, due 6/1/28 (a)	2,700,000	2,599,529
Cars.com, Inc.
6.375%, due 11/1/28 (a)	2,500,000	2,429,976
Cogent Communications Group LLC (a)
6.50%, due 7/1/32	6,590,000	5,745,092
7.00%, due 6/15/27	3,220,000	3,185,071
Gen Digital, Inc. (a)
6.25%, due 4/1/33	1,750,000	1,701,202
6.75%, due 9/30/27	4,100,000	4,104,149
Match Group Holdings II LLC
6.125%, due 9/15/33 (a)	2,500,000	2,429,534
Netflix, Inc.
5.875%, due 11/15/28	2,000,000	2,080,724
		24,275,277
Investment Companies 0.3%
Ares Capital Corp.
5.50%, due 9/1/30	2,645,000	2,597,833
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	5,955,871	5,538,863
Icahn Enterprises LP
5.25%, due 5/15/27	1,000,000	979,907
		9,116,603
Iron & Steel 1.4%
Big River Steel LLC
6.625%, due 1/31/29 (a)	8,630,000	8,610,029
Commercial Metals Co. (a)
5.75%, due 11/15/33	3,242,000	3,207,915
6.00%, due 12/15/35	3,243,000	3,197,097
Mineral Resources Ltd. (a)
7.00%, due 4/1/31	8,275,000	8,456,383
8.50%, due 5/1/30	6,625,000	6,809,179
9.25%, due 10/1/28	8,810,000	9,128,239
		39,408,842
Leisure Time 0.5%
Carnival Corp. (a)
5.125%, due 5/1/29	4,000,000	3,971,126
5.75%, due 8/1/32	6,300,000	6,297,951

	Principal Amount	Value
Corporate Bonds
Leisure Time
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	$ 3,760,000	$ 2,781,141
Patrick Industries, Inc.
4.75%, due 5/1/29 (a)	1,795,000	1,745,822
		14,796,040
Lodging 2.2%
Boyd Gaming Corp.
4.75%, due 12/1/27	11,630,000	11,509,085
4.75%, due 6/15/31 (a)	13,995,000	13,306,642
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	10,490,000	9,835,985
4.875%, due 1/15/30	9,020,000	8,883,790
5.50%, due 3/31/34 (a)	1,730,000	1,690,170
5.75%, due 9/15/33 (a)	3,230,000	3,215,417
5.875%, due 3/15/33 (a)	7,500,000	7,545,787
6.125%, due 4/1/32 (a)	2,000,000	2,030,006
Wyndham Hotels & Resorts, Inc.
5.625%, due 3/1/33 (a)	3,275,000	3,222,525
Wynn Macau Ltd.
6.75%, due 2/15/34 (a)	2,700,000	2,634,994
		63,874,401
Machinery—Construction & Mining 0.3%
Terex Corp.
5.00%, due 5/15/29 (a)	2,150,000	2,118,192
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	6,255,000	6,159,780
		8,277,972
Machinery-Diversified 0.8%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (e)(g)(h)	5,030,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	3,000,000	3,116,721
Columbus McKinnon Corp.
7.125%, due 2/1/33 (a)	4,005,000	4,003,158
Esab Corp.
5.625%, due 4/1/31 (a)	2,455,000	2,472,210
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	4,100,000	4,272,286
Regal Rexnord Corp.
6.05%, due 4/15/28	1,750,000	1,794,888
6.30%, due 2/15/30	1,550,000	1,624,047
6.40%, due 4/15/33	1,500,000	1,585,484
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	2,842,000	2,834,571
		21,703,365

	Principal Amount	Value
Corporate Bonds
Media 6.0%
Block Communications, Inc.
10.25%, due 3/1/31 (a)	$ 2,400,000	$ 2,195,858
Cable One, Inc.
4.00%, due 11/15/30 (a)	4,125,000	2,871,691
CCO Holdings LLC
4.25%, due 2/1/31 (a)	8,300,000	7,565,073
4.25%, due 1/15/34 (a)	3,750,000	3,208,101
4.50%, due 8/15/30 (a)	4,000,000	3,737,914
4.50%, due 5/1/32	16,325,000	14,582,640
4.75%, due 3/1/30 (a)	7,715,000	7,320,564
5.00%, due 2/1/28 (a)	7,500,000	7,438,428
5.125%, due 5/1/27 (a)	2,076,000	2,073,652
5.375%, due 6/1/29 (a)	4,000,000	3,945,011
CSC Holdings LLC (a)
5.50%, due 4/15/27	4,550,000	3,946,643
5.75%, due 1/15/30	5,000,000	1,897,906
6.50%, due 2/1/29	3,700,000	2,358,435
7.50%, due 4/1/28	3,525,000	1,939,998
11.75%, due 1/31/29	3,900,000	2,820,265
Directv Financing LLC (a)
5.875%, due 8/15/27	4,101,000	4,096,678
8.875%, due 2/1/30	2,535,000	2,529,360
Discovery Communications LLC
3.625%, due 5/15/30	4,150,000	3,858,360
4.125%, due 5/15/29	3,030,000	2,917,423
Gray Media, Inc. (a)
4.75%, due 10/15/30	1,795,000	1,384,981
7.25%, due 8/15/33	2,765,000	2,786,210
9.625%, due 7/15/32	3,750,000	3,749,762
10.50%, due 7/15/29	3,065,000	3,257,024
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	3,950,000	2,561,812
6.75%, due 10/15/27	13,936,000	9,297,899
Midcontinent Communications
8.00%, due 8/15/32 (a)	1,500,000	1,397,025
News Corp. (a)
3.875%, due 5/15/29	6,450,000	6,224,730
5.125%, due 2/15/32	3,620,000	3,539,326
Nexstar Media, Inc. (a)
6.50%, due 9/15/33	6,865,000	6,917,304
7.25%, due 4/15/34	3,565,000	3,575,612
Paramount Global
4.20%, due 6/1/29	3,000,000	2,864,748
4.20%, due 5/19/32	2,525,000	2,164,617
4.95%, due 1/15/31	1,850,000	1,713,680
Sinclair Television Group, Inc.
8.125%, due 2/15/33 (a)	5,425,000	5,514,865

	Principal Amount	Value
Corporate Bonds
Media
Sirius XM Radio LLC (a)
4.00%, due 7/15/28	$ 2,750,000	$ 2,654,467
5.875%, due 4/15/32	3,290,000	3,268,189
Univision Communications, Inc. (a)
7.375%, due 6/30/30	1,500,000	1,469,880
9.375%, due 8/1/32	4,945,000	5,096,392
Versant Media Group, Inc.
7.25%, due 1/30/31 (a)	6,170,000	6,314,384
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	5,935,000	4,863,143
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	3,550,000	3,404,734
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	3,825,000	3,278,775
Ziggo BV
4.875%, due 1/15/30 (a)	3,100,000	2,895,041
		171,498,600
Metal Fabricate & Hardware 0.3%
Advanced Drainage Systems, Inc.
6.375%, due 6/15/30 (a)	3,030,000	3,056,325
Park-Ohio Industries, Inc.
8.50%, due 8/1/30 (a)	1,875,000	1,921,528
Vallourec SACA
7.50%, due 4/15/32 (a)	2,450,000	2,567,632
		7,545,485
Mining 1.6%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	4,400,000	4,601,133
Alumina Pty. Ltd. (a)
6.125%, due 3/15/30	2,500,000	2,550,987
6.375%, due 9/15/32	4,130,000	4,242,489
Century Aluminum Co.
6.875%, due 8/1/32 (a)	6,120,000	6,312,633
Compass Minerals International, Inc.
8.00%, due 7/1/30 (a)	3,725,000	3,854,690
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	6,932,000	6,894,153
First Quantum Minerals Ltd. (a)
6.375%, due 2/15/36	2,500,000	2,405,042
7.25%, due 2/15/34	2,950,000	3,003,209
8.625%, due 6/1/31	1,525,000	1,581,187
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	10,560,000	10,508,605
New Gold, Inc.
6.875%, due 4/1/32 (a)	1,000,000	1,033,558
		46,987,686

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing 1.1%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	$ 2,615,000	$ 2,508,626
6.375%, due 3/15/33	3,750,000	3,768,562
Avient Corp. (a)
6.25%, due 11/1/31	1,385,000	1,394,673
7.125%, due 8/1/30	3,405,000	3,459,997
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	1,000,000	1,016,546
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(b)	6,587,500	6,688,822
Calderys Financing LLC
11.25%, due 6/1/28 (a)	3,425,000	3,540,885
Enpro, Inc.
6.125%, due 6/1/33 (a)	2,100,000	2,124,079
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	2,500,000	2,484,506
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	4,000,000	4,100,136
		31,086,832
Oil & Gas 5.2%
Ascent Resources Utica Holdings LLC (a)
6.625%, due 10/15/32	2,150,000	2,181,046
9.00%, due 11/1/27	2,684,000	3,133,543
Chord Energy Corp. (a)
6.00%, due 10/1/30	4,835,000	4,899,160
6.75%, due 3/15/33	990,000	1,022,118
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	2,250,000	2,220,824
6.75%, due 3/1/29	5,000,000	4,940,754
Crescent Energy Finance LLC (a)
7.625%, due 4/1/32	2,700,000	2,740,038
7.75%, due 7/31/29	4,770,000	4,805,775
7.875%, due 4/15/32	4,810,000	4,914,170
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	6,213,000	6,563,674
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	3,430,000	3,507,930
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	1,610,000	1,587,479
6.00%, due 4/15/30	1,000,000	973,364
6.00%, due 2/1/31	3,015,000	2,930,374
Matador Resources Co. (a)
6.00%, due 4/15/34	1,825,000	1,813,461
6.25%, due 4/15/33	4,120,000	4,123,873
6.50%, due 4/15/32	4,150,000	4,195,194
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	4,930,000	4,926,940

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Murphy Oil Corp.
6.00%, due 10/1/32	$ 2,950,000	$ 2,930,001
6.50%, due 2/15/34	3,435,000	3,392,278
Noble Finance II LLC
8.00%, due 4/15/30 (a)	9,250,000	9,523,677
PBF Holding Co. LLC
9.875%, due 3/15/30 (a)	3,300,000	3,537,465
Range Resources Corp.
4.75%, due 2/15/30 (a)	1,000,000	975,056
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	4,725,000	4,886,421
SM Energy Co. (a)
5.00%, due 10/15/26	1,350,000	1,347,799
6.75%, due 8/1/29	3,525,000	3,578,393
7.00%, due 8/1/32	3,230,000	3,298,134
Sunoco LP (a)
4.50%, due 10/1/29	5,000,000	4,831,412
4.625%, due 5/1/30	5,000,000	4,811,845
5.375%, due 7/15/31	2,335,000	2,316,241
5.875%, due 7/15/27	3,825,000	3,822,723
6.625%, due 8/15/32	1,000,000	1,015,667
Talos Production, Inc. (a)
9.00%, due 2/1/29	6,300,000	6,557,752
9.375%, due 2/1/31	6,120,000	6,485,713
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	9,910,000	9,689,523
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	1,618,461	1,656,432
Transocean International Ltd. (a)
8.25%, due 5/15/29	1,000,000	1,033,254
8.75%, due 2/15/30	6,541,500	6,804,422
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	4,510,000	4,569,839
		148,543,764
Oil & Gas Services 1.2%
Archrock Services LP
6.00%, due 2/1/34 (a)	1,800,000	1,782,114
Bristow Group, Inc.
6.75%, due 2/1/33 (a)	5,050,000	5,104,247
Kodiak Gas Services LLC (a)
5.875%, due 4/1/31	3,300,000	3,316,343
6.50%, due 10/1/33	4,160,000	4,204,936
Oceaneering International, Inc.
6.00%, due 2/1/28	2,965,000	2,977,059
SESI LLC
7.875%, due 9/30/30 (a)	6,185,000	6,306,919

	Principal Amount	Value
Corporate Bonds
Oil & Gas Services
Tidewater, Inc.
9.125%, due 7/15/30 (a)	$ 5,600,000	$ 5,965,859
Weatherford International Ltd.
6.75%, due 10/15/33 (a)	3,500,000	3,576,191
		33,233,668
Packaging & Containers 0.2%
Cascades USA, Inc.
5.375%, due 1/15/28 (a)	4,800,000	4,751,995
Trivium Packaging Finance BV
8.25%, due 7/15/30 (a)	489,000	511,632
		5,263,627
Pharmaceuticals 2.2%
1261229 B.C. Ltd.
10.00%, due 4/15/32 (a)	8,718,000	8,925,872
Bausch Health Cos., Inc.
11.00%, due 9/30/28 (a)	3,026,000	3,086,637
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	7,220,000	7,221,877
Endo Finance Holdings LP
8.50%, due 4/15/31 (a)	6,890,000	7,214,340
Jazz Securities DAC
4.375%, due 1/15/29 (a)	13,660,000	13,322,324
Organon & Co. (a)
4.125%, due 4/30/28	11,100,000	10,770,923
5.125%, due 4/30/31	14,230,000	11,597,306
		62,139,279
Pipelines 4.2%
Antero Midstream Partners LP (a)
5.75%, due 1/15/28	1,265,000	1,264,993
5.75%, due 10/15/33	2,750,000	2,719,492
Buckeye Partners LP (a)
6.75%, due 2/1/30	2,000,000	2,064,022
6.875%, due 7/1/29	3,875,000	3,988,266
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,285,000	2,172,445
DT Midstream, Inc.
4.375%, due 6/15/31 (a)	1,485,000	1,431,439
Energy Transfer LP
4.40%, due 3/15/27	3,378,000	3,376,163
6.50% (5 Year Treasury Constant Maturity Rate + 2.676%), due 2/15/56 (d)	2,855,000	2,820,680
Excelerate Energy LP
8.00%, due 5/15/30 (a)	7,365,000	7,708,253
Global Partners LP
7.125%, due 7/1/33 (a)	1,085,000	1,093,857
Harvest Midstream I LP (a)
7.50%, due 9/1/28	6,965,000	7,032,568

	Principal Amount	Value
Corporate Bonds
Pipelines
Harvest Midstream I LP (a)
7.50%, due 5/15/32	$ 1,200,000	$ 1,223,130
Hess Midstream Operations LP
5.875%, due 3/1/28 (a)	2,900,000	2,918,606
ITT Holdings LLC
6.50%, due 8/1/29 (a)	6,160,000	5,989,603
Plains All American Pipeline LP
Series B
8.024% (3 Month SOFR + 4.372%), due 11/15/2174 (d)(f)	14,265,000	14,231,760
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	4,925,000	5,087,456
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	2,350,000	2,330,120
6.00%, due 12/31/30	3,400,000	3,382,681
6.75%, due 3/15/34	4,925,000	4,949,660
7.375%, due 2/15/29	8,000,000	8,229,896
TransMontaigne Partners LLC
8.50%, due 6/15/30 (a)	3,550,000	3,588,841
Venture Global LNG, Inc. (a)
7.00%, due 1/15/30	2,935,000	2,996,791
8.125%, due 6/1/28	3,805,000	3,891,453
8.375%, due 6/1/31	8,065,000	8,387,401
9.50%, due 2/1/29	1,210,000	1,308,366
9.875%, due 2/1/32	1,485,000	1,594,872
Venture Global Plaquemines LNG LLC (a)
6.125%, due 12/15/30	1,240,000	1,275,248
6.50%, due 1/15/34	5,115,000	5,332,103
6.50%, due 6/15/34	1,955,000	2,035,061
6.75%, due 1/15/36	2,245,000	2,377,796
7.50%, due 5/1/33	700,000	769,443
Western Midstream Operating LP
4.65%, due 7/1/26	2,000,000	2,000,000
		119,572,465
Real Estate Investment Trusts 1.7%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	3,750,000	3,940,118
CTR Partnership LP
3.875%, due 6/30/28 (a)	2,250,000	2,186,201
Millrose Properties, Inc. (a)
6.25%, due 9/15/32	2,750,000	2,699,421
6.375%, due 8/1/30	4,900,000	4,898,476
MPT Operating Partnership LP
4.625%, due 8/1/29	1,425,000	1,107,980
5.00%, due 10/15/27	4,691,000	4,366,547
8.50%, due 2/15/32 (a)	3,200,000	3,244,198
RHP Hotel Properties LP (a)
4.50%, due 2/15/29	2,081,000	2,017,313

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
RHP Hotel Properties LP (a)
5.75%, due 3/15/34	$ 3,755,000	$ 3,705,636
6.50%, due 4/1/32	5,290,000	5,385,834
6.50%, due 6/15/33	2,480,000	2,525,324
7.25%, due 7/15/28	2,215,000	2,261,482
Starwood Property Trust, Inc. (a)
5.25%, due 10/15/28	3,000,000	2,965,799
5.75%, due 1/15/31	3,355,000	3,313,066
Vornado Realty LP
5.75%, due 2/1/33	4,390,000	4,304,955
		48,922,350
Retail 4.8%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	6,165,000	6,026,158
4.00%, due 10/15/30	14,205,000	13,351,637
5.625%, due 9/15/29	1,000,000	1,002,178
6.125%, due 6/15/29	4,885,000	4,963,966
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	4,631,000	4,547,641
4.625%, due 11/15/29 (a)	2,000,000	1,933,461
4.75%, due 3/1/30	5,512,000	5,311,605
5.00%, due 2/15/32 (a)	3,000,000	2,841,036
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	2,300,000	2,378,324
Group 1 Automotive, Inc.
6.375%, due 1/15/30 (a)	1,450,000	1,459,727
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	8,350,000	8,202,555
KFC Holding Co.
4.75%, due 6/1/27 (a)	5,135,000	5,126,047
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	12,530,000	12,193,023
8.25%, due 8/1/31	3,500,000	3,635,607
Lithia Motors, Inc.
5.50%, due 10/1/30 (a)	2,735,000	2,680,110
Murphy Oil USA, Inc.
4.75%, due 9/15/29	3,000,000	2,958,961
5.625%, due 5/1/27	2,994,000	2,989,469
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	5,550,000	5,259,714
PetSmart LLC
7.50%, due 9/15/32 (a)	2,400,000	2,411,688
QXO Building Products, Inc.
6.75%, due 4/30/32 (a)	4,800,000	4,895,957
Sonic Automotive, Inc. (a)
4.625%, due 11/15/29	3,000,000	2,908,286
4.875%, due 11/15/31	2,580,000	2,445,400

	Principal Amount	Value
Corporate Bonds
Retail
Yum! Brands, Inc.
3.625%, due 3/15/31	$ 11,385,000	$ 10,517,162
4.625%, due 1/31/32	10,950,000	10,456,456
4.75%, due 1/15/30 (a)	5,272,000	5,184,048
5.375%, due 4/1/32	8,235,000	8,169,361
6.875%, due 11/15/37	2,000,000	2,179,434
		136,029,011
Semiconductors 0.1%
Amkor Technology, Inc.
5.875%, due 10/1/33 (a)	3,880,000	3,864,126
Software 3.3%
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	10,100,000	9,853,260
6.625%, due 8/15/33	1,850,000	1,644,788
8.25%, due 6/30/32	2,500,000	2,371,087
9.00%, due 9/30/29	4,660,000	4,495,379
Fair Isaac Corp. (a)
6.00%, due 5/15/33	5,750,000	5,642,023
6.25%, due 9/15/34	2,475,000	2,434,243
MSCI, Inc.
3.875%, due 2/15/31 (a)	2,000,000	1,890,589
OAK-Eagle AcquireCo, Inc. (a)
7.25%, due 7/1/33	8,040,000	8,330,199
8.75%, due 7/1/34	6,290,000	6,584,949
Open Text Corp. (a)
3.875%, due 2/15/28	4,235,000	4,077,729
6.90%, due 12/1/27	3,150,000	3,233,094
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	10,134,000	9,055,013
4.125%, due 12/1/31	4,200,000	3,584,242
PTC, Inc.
4.00%, due 2/15/28 (a)	9,236,000	9,001,932
SS&C Technologies, Inc. (a)
5.50%, due 9/30/27	5,885,000	5,888,961
6.50%, due 6/1/32	6,525,000	6,525,222
UKG, Inc.
6.875%, due 2/1/31 (a)	11,075,000	10,823,768
		95,436,478
Telecommunications 3.7%
Altice France SA
6.875%, due 7/15/32 (a)	3,266,130	3,094,751
APLD ComputeCo 2 LLC
6.75%, due 3/15/31 (a)	5,375,000	5,335,865
Bell Canada
6.875% (5 Year Treasury Constant Maturity Rate + 2.39%), due 9/15/55 (d)	3,300,000	3,337,396

	Principal Amount	Value
Corporate Bonds
Telecommunications
Black Pearl Compute LLC
6.125%, due 2/15/31 (a)	$ 3,430,000	$ 3,491,044
Cipher Compute LLC
7.125%, due 11/15/30 (a)	8,830,000	9,148,136
Connect Finco SARL
9.00%, due 9/15/29 (a)	3,200,000	3,361,728
EchoStar Corp.
6.75% (6.75% PIK), due 11/30/30 (b)	10,188,357	10,287,775
10.75%, due 11/30/29	5,090,000	5,498,476
Flash Compute LLC
7.25%, due 12/31/30 (a)	3,250,000	3,272,071
Iliad Holding SAS (a)
7.00%, due 10/15/28	2,025,000	2,038,067
7.00%, due 4/15/32	3,000,000	3,003,594
8.50%, due 4/15/31	1,750,000	1,831,048
Rogers Communications, Inc. (d)
6.875% (5 Year Treasury Constant Maturity Rate + 2.84%), due 7/31/56	2,300,000	2,308,825
Series NC5
7.00% (5 Year Treasury Constant Maturity Rate + 2.653%), due 4/15/55	5,650,000	5,672,255
7.125% (5 Year Treasury Constant Maturity Rate + 2.62%), due 4/15/55	5,195,000	5,315,981
Sprint Capital Corp.
6.875%, due 11/15/28	3,850,000	4,070,639
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31 (a)	5,605,000	5,540,501
TELUS Corp. (d)
6.375% (5 Year Treasury Constant Maturity Rate + 2.694%), due 6/9/56	2,475,000	2,450,219
6.625% (5 Year Treasury Constant Maturity Rate + 2.769%), due 10/15/55	5,000,000	5,001,830
6.625% (5 Year Treasury Constant Maturity Rate + 2.515%), due 6/9/56	1,385,000	1,350,041
Uniti Group LP (a)
4.75%, due 4/15/28	3,650,000	3,631,018
6.50%, due 2/15/29	4,265,000	4,142,332
VMED O2 UK Financing I plc (a)
6.75%, due 1/15/33	3,500,000	3,127,059
7.75%, due 4/15/32	3,200,000	3,067,347
Windstream Services LLC
8.25%, due 10/1/31 (a)	7,425,000	7,760,291
		107,138,289
Transportation 1.4%
Clue Opco LLC
9.50%, due 10/15/31 (a)	2,460,000	2,377,843
Genesee & Wyoming, Inc.
6.25%, due 4/15/32 (a)	1,350,000	1,366,133
Seaspan Corp.
5.50%, due 8/1/29 (a)	6,765,000	6,338,296
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	13,590,000	12,576,441

	Principal Amount	Value
Corporate Bonds
Transportation
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	$ 1,500,000	$ 1,560,146
Watco Cos. LLC
7.125%, due 8/1/32 (a)	14,025,000	14,403,885
		38,622,744
Total Corporate Bonds (Cost $2,583,858,244)		2,527,403,805
Loan Assignments 5.8%
Aerospace & Defense 0.1%
Chromalloy Corp.
First Lien Term Loan 6.911% - 6.932%
(3 Month SOFR + 3.25%), due 3/27/31 (d)	1,971,581	1,969,527
Automobile 0.3%
Clarios Global LP
First Lien Amendment No. 6 Dollar Term Loan
6.423% (1 Month SOFR + 2.75%), due 1/28/32 (d)	2,985,000	2,975,672
Tenneco, Inc.
First Lien Term Loan B 8.756% - 8.80%
(3 Month SOFR + 5.00%), due 11/17/28 (d)	5,500,000	5,348,750
		8,324,422
Beverage, Food & Tobacco 0.2%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.168% (1 Month SOFR + 3.50%), due 10/10/29 (d)	3,789,909	3,521,773
TreeHouse Foods, Inc.
First Lien Initial Term Loan
7.814% (1 Month SOFR + 4.25%), due 2/11/33 (d)	2,500,000	2,488,750
		6,010,523
Broadcasting & Entertainment 0.0% ‡
Gray Television, Inc.
First Lien Term Loan B
8.918% (1 Month SOFR + 5.25%), due 5/23/29 (d)	55,322	55,253
Capital Equipment 0.3%
TK Elevator Midco GmbH
First Lien Term Loan B1
6.377% (6 Month SOFR + 2.75%), due 4/30/30 (d)	9,717,072	9,732,250
Cargo Transport 0.2%
Clue Opco LLC
First Lien Term Loan B
8.167% (3 Month SOFR + 4.50%), due 12/19/30 (d)	2,500,444	2,417,097

	Principal Amount	Value
Loan Assignments
Cargo Transport
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.422% (3 Month SOFR + 1.75%), due 4/10/31 (d)	$ 1,957,532	$ 1,946,188
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B4
6.169% (3 Month SOFR + 2.50%), due 3/8/32 (d)	1,488,750	1,486,424
		5,849,709
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
First Lien Term Loan
11.75% (4.75% PIK) (3 Month SOFR + 7.75%), due 9/28/29 (b)(d)	6,771,718	3,707,516
Chemicals, Plastics & Rubber 0.3%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.032% (1 Month SOFR + 4.25%), due 3/16/29 (d)	1,786,000	1,683,305
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
5.918% (1 Month SOFR + 2.25%), due 5/5/28 (d)	6,389,732	6,410,064
		8,093,369
Electronics 0.2%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
6.423% (1 Month SOFR + 2.75%), due 1/31/31 (d)	3,224,709	2,781,312
SS&C Technologies, Inc.
First Lien Term Loan B8
5.673% (1 Month SOFR + 2.00%), due 5/9/31 (d)	3,263,394	3,250,571
		6,031,883
Energy (Electricity) 0.3%
Lightning Power LLC
First Lien Initial Term Loan B
5.923% (1 Month SOFR + 2.25%), due 8/18/31 (d)	1,970,000	1,972,053
Talen Energy Supply LLC (d)
First Lien 2025-1 Incremental Term Loan B
5.668% (1 Month SOFR + 2.00%), due 11/25/32	1,795,500	1,795,500
First Lien Initial Term Loan B
6.153% (3 Month SOFR + 2.50%), due 5/17/30	1,930,163	1,931,370
First Lien 2024-1 Incremental Term Loan B
6.153% (3 Month SOFR + 2.50%), due 12/15/31	2,666,250	2,669,953
		8,368,876
Entertainment 0.0% ‡
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
10.25% (17.75% PIK), due 4/10/26 (b)(e)	7,727,524	792,286

	Principal Amount	Value
Loan Assignments
Finance 0.5%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
5.918% (3 Month SOFR + 2.25%), due 4/20/28 (d)	$ 1,290,250	$ 1,273,853
Arches Buyer, Inc.
First Lien New Term Loan
7.023% (1 Month SOFR + 3.25%), due 12/6/27 (d)	4,305,994	4,284,464
Mativ Holdings, Inc.
First Lien Term Loan B
7.532% (1 Month SOFR + 3.75%), due 4/20/28 (d)	1,643,662	1,639,553
RealTruck Group, Inc. (d)
First Lien Initial Term Loan
7.684% (3 Month SOFR + 3.75%), due 1/31/28	5,416,629	3,605,444
First Lien Second Amendment Incremental Term Loan
8.934% (3 Month SOFR + 5.00%), due 1/31/28	4,473,811	3,027,280
		13,830,594
Healthcare & Pharmaceuticals 0.1%
1261229 B.C. Ltd.
First Lien Initial Term Loan
9.918% (1 Month SOFR + 6.25%), due 10/8/30 (d)	3,498,563	3,370,648
Healthcare, Education & Childcare 0.3%
Endo Finance Holdings LP
First Lien 2024 Refinancing Term Loan
7.418% (1 Month SOFR + 3.75%), due 4/23/31 (d)	3,490,038	3,465,318
LifePoint Health, Inc.
First Lien Term Loan B1
7.422% (3 Month SOFR + 3.75%), due 5/19/31 (d)	4,175,917	4,174,351
		7,639,669
High Tech Industries 0.0% ‡
Aretec Group, Inc.
First Lien Term Loan B4
6.673% (1 Month SOFR + 3.00%), due 8/9/30 (d)	997,500	983,368
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
First Lien Term Loan B1
5.918% (1 Month SOFR + 2.25%), due 2/6/31 (d)	2,450,000	2,374,459
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.1%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.20% (3 Month SOFR + 3.50%), due 2/3/33 (d)	2,494,544	2,480,512

	Principal Amount	Value
Loan Assignments
Media 0.3%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.178% (3 Month SOFR + 5.25%), due 8/2/29 (d)	$ 6,935,594	$ 6,948,161
Versant Media Group, Inc.
First Lien Initial Term Loan
7.161% (3 Month SOFR + 3.50%), due 1/30/31 (d)	2,700,000	2,695,178
		9,643,339
Mining, Steel, Iron & Non-Precious Metals 0.3%
American Rock Salt Co. LLC (d)
First Lien Initial Term Loan
7.787% (1 Month SOFR + 4.00%), due 6/9/28	6,084,383	5,450,591
First Lien First Out Term Loan
10.787% (1 Month SOFR + 7.00%), due 6/11/28	2,313,432	2,313,432
		7,764,023
Oil & Gas 0.3%
New Fortress Energy, Inc.
First Lien Second Amendment Term Loan
9.57%, due 10/30/28 (g)(i)	4,647,858	2,556,322
PetroQuest Energy LLC (b)(e)
First Lien Term Loan
13.25% (13.25% PIK) (PRIME + 6.50%), due 6/30/26 (d)	9,587,131	95,871
First Lien 2020 Term Loan
13.75% (14.00% PIK), due 9/19/26	290,084	290,084
Prairie Acquiror LP
First Lien Term Loan B5
6.918% (1 Month SOFR + 3.25%), due 8/1/29 (d)	2,252,641	2,255,457
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
5.923% (1 Month SOFR + 2.25%), due 3/18/30 (d)	1,765,158	1,761,186
		6,958,920
Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
First Lien Initial Term Loan
10.506% (3 Month SOFR + 6.80%), due 6/24/30 (d)	1,289,993	944,920
Retail 1.0%
C&S Wholesale Grocers, Inc.
First Lien Initial Term Loan
8.70% (3 Month SOFR + 5.00%), due 8/6/30 (d)	5,970,000	5,808,315
Great Outdoors Group LLC
First Lien Term Loan B
6.918% (1 Month SOFR + 3.25%), due 1/23/32 (d)	23,550,188	23,474,497
		29,282,812

	Principal Amount	Value
Loan Assignments
Retail Store 0.1%
PetSmart LLC
First Lien Initial Term Loan
7.675% (1 Month SOFR + 4.00%), due 8/18/32 (d)	$ 2,900,000	$ 2,879,155
Services: Business 0.3%
Amentum Holdings, Inc.
First Lien Initial Term Loan
5.668% (1 Month SOFR + 2.00%), due 9/29/31 (d)	752,135	750,960
Osaic Holdings, Inc.
First Lien Term Loan B1
6.20% (3 Month SOFR + 2.50%), due 7/30/32 (d)	3,700,000	3,624,457
Superannuation & Investments US LLC
First Lien Term Loan
6.173% (1 Month SOFR + 2.50%), due 12/1/28 (d)	2,531,201	2,525,929
		6,901,346
Software 0.4%
Cloud Software Group, Inc. (d)
First Lien Incremental Term Loan B
6.922% (3 Month SOFR + 3.25%), due 3/21/31	2,341,409	2,137,999
First Lien Initial Dollar Term Loan B
6.922% (3 Month SOFR + 3.25%), due 8/16/32	3,700,260	3,367,237
McAfee Corp.
First Lien Tranche Term Loan B1
6.668% (1 Month SOFR + 3.00%), due 3/1/29 (d)	4,015,779	3,576,911
VS Buyer LLC
First Lien 2025-1 Initial Term Loan
5.917% (3 Month SOFR + 2.25%), due 4/14/31 (d)	2,271,379	2,220,273
		11,302,420
Total Loan Assignments (Cost $190,681,636)		165,291,799
Total Long-Term Bonds (Cost $2,784,924,432)		2,701,395,495

	Shares

Common Stocks 0.9%
Electric Utilities 0.2%
Keycon Power Holdings LLC (e)(j)	112,442	4,525,790
Electrical Equipment 0.1%
Energy Technologies, Inc. (e)(j)	4,822	1,928,800
Energy Equipment & Services 0.1%
Nine Energy Service, Inc. (j)	363,862	2,983,668

	Shares	Value
Common Stocks
Entertainment 0.1%
Warner Bros Discovery, Inc. (j)	43,000	$ 1,180,780
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (h)(j)	115,826	3,764,345
Oil, Gas & Consumable Fuels 0.2%
Gulfport Energy Corp. (j)	14,344	3,034,760
PetroQuest Energy, Inc. (e)(j)	82,247	—
Talos Energy, Inc. (j)	230,327	3,629,954
		6,664,714
Pharmaceuticals 0.1%
Keenova Therapeutics plc (j)	40,148	3,422,617
Par Health, Inc. (j)	40,148	276,018
		3,698,635
Total Common Stocks (Cost $50,857,433)		24,746,732
Preferred Stock 0.4%
Electrical Equipment 0.4%
Energy Technologies Ltd. (e)(j)	10,741	12,620,675
Total Preferred Stock (Cost $10,297,701)		12,620,675
Total Investments (Cost $2,846,079,566)	95.9%	2,738,762,902
Other Assets, Less Liabilities	4.1	117,244,718
Net Assets	100.0%	$ 2,856,007,620

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Step coupon—Rate shown was the rate in effect as of March 31, 2026.
(d)	Floating rate—Rate shown was the rate in effect as of March 31, 2026.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Issue in non-accrual status.
(h)	Restricted security.
(i)	Issue in default.
(j)	Non-income producing security.

Abbreviation(s):
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 8,699,891	$ —	$ 8,699,891
Corporate Bonds	—	2,526,173,952	1,229,853	2,527,403,805
Loan Assignments	—	164,113,558	1,178,241	165,291,799
Total Long-Term Bonds	—	2,698,987,401	2,408,094	2,701,395,495
Common Stocks	14,527,797	3,764,345	6,454,590	24,746,732
Preferred Stock	—	—	12,620,675	12,620,675
Total Investments in Securities	$ 14,527,797	$ 2,702,751,746	$ 21,483,359	$ 2,738,762,902

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM VP PineStone International Equity Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.1%
Australia 1.0%
Commonwealth Bank of Australia (Banks)	33,106	$ 3,867,014
Canada 3.6%
Canadian National Railway Co. (Ground Transportation)	81,318	8,357,051
Dollarama, Inc. (Broadline Retail)	41,300	5,068,758
		13,425,809
France 16.9%
Air Liquide SA (Chemicals)	37,931	7,813,797
Air Liquide SA, Loyalty Shares (Chemicals) (a)	77,000	15,862,022
EssilorLuxottica SA (Health Care Equipment & Supplies)	56,474	13,143,489
L'Oreal SA (Personal Care Products)	7,500	3,075,492
L'Oreal SA (Personal Care Products) (a)	20,500	8,406,343
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	24,741	13,752,657
		62,053,800
Germany 4.6%
Rational AG (Machinery)	9,899	7,165,360
SAP SE (Software)	57,185	9,677,591
		16,842,951
India 1.2%
HDFC Bank Ltd., ADR (Banks)	174,312	4,336,883
Japan 4.6%
Keyence Corp. (Electronic Equipment, Instruments & Components)	47,300	16,751,544
Netherlands 7.4%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	20,584	27,245,742
Spain 5.4%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	183,099	10,408,310
Industria de Diseno Textil SA (Specialty Retail)	166,900	9,596,082
		20,004,392
Sweden 1.8%
Atlas Copco AB, Class A (Machinery)	377,630	6,642,122
Switzerland 9.4%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	84,843	15,118,418
Geberit AG (Registered) (Building Products)	12,651	8,560,709
Schindler Holding AG (Machinery)	32,642	10,749,696
		34,428,823
Taiwan 10.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	111,033	37,523,602

	Shares	Value
Common Stocks
United Kingdom 14.3%
Diageo plc (Beverages)	321,111	$ 5,966,339
Howden Joinery Group plc (Trading Companies & Distributors)	681,708	7,241,887
Intertek Group plc (Professional Services)	119,507	5,826,787
London Stock Exchange Group plc (Capital Markets)	193,237	22,837,885
Spirax Group plc (Machinery)	42,414	3,795,971
Unilever plc (Personal Care Products)	120,610	6,797,153
		52,466,022
United States 18.7%
Alcon AG (Health Care Equipment & Supplies)	119,638	8,975,350
Aon plc, Class A (Insurance)	28,072	9,061,080
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	154,266	20,317,127
Nestle SA (Registered) (Food Products)	158,653	15,736,623
S&P Global, Inc. (Capital Markets)	24,229	10,305,563
Sunbelt Rentals Holdings, Inc. (Trading Companies & Distributors)	68,863	4,397,476
		68,793,219
Total Common Stocks (Cost $320,882,847)		364,381,923
Short-Term Investment 0.5%
Affiliated Investment Company 0.5%
United States 0.5%
NYLI U.S. Government Liquidity Fund, 3.538% (b)	1,864,072	1,864,072
Total Short-Term Investment (Cost $1,864,072)		1,864,072
Total Investments (Cost $322,746,919)	99.6%	366,245,995
Other Assets, Less Liabilities	0.4	1,446,769
Net Assets	100.0%	$ 367,692,764

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 918	$ 21,715	$ (20,769)	$ —	$ —	$ 1,864	$ 12	$ —	1,864

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 3,867,014	$ —	$ 3,867,014
France	—	62,053,800	—	62,053,800
Germany	—	16,842,951	—	16,842,951
Japan	—	16,751,544	—	16,751,544
Netherlands	—	27,245,742	—	27,245,742
Spain	—	20,004,392	—	20,004,392
Sweden	—	6,642,122	—	6,642,122
Switzerland	—	34,428,823	—	34,428,823
United Kingdom	—	52,466,022	—	52,466,022
United States	19,366,643	49,426,576	—	68,793,219
All Other Countries	55,286,294	—	—	55,286,294
Total Common Stocks	74,652,937	289,728,986	—	364,381,923
Short-Term Investment
Affiliated Investment Company	1,864,072	—	—	1,864,072
Total Investments in Securities	$ 76,517,009	$ 289,728,986	$ —	$ 366,245,995

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM VP S&P 500 Index Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.8%
Aerospace & Defense 2.3%
Axon Enterprise, Inc. (a)	7,818	$ 3,320,227
Boeing Co. (The) (a)	77,813	15,487,121
GE Aerospace	103,917	29,488,527
General Dynamics Corp.	25,145	8,630,267
Howmet Aerospace, Inc.	39,725	9,155,024
Huntington Ingalls Industries, Inc.	3,888	1,477,051
L3Harris Technologies, Inc.	18,506	6,387,346
Lockheed Martin Corp.	20,061	12,124,668
Northrop Grumman Corp.	13,218	9,017,848
RTX Corp.	132,995	25,654,736
Textron, Inc.	17,256	1,510,935
TransDigm Group, Inc.	5,595	6,484,381
		128,738,131
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	11,753	1,951,821
Expeditors International of Washington, Inc.	13,279	1,901,951
FedEx Corp.	21,432	7,633,650
United Parcel Service, Inc., Class B	73,220	7,203,383
		18,690,805
Automobile Components 0.0% ‡
Aptiv plc (a)	21,079	1,463,726
Automobiles 2.0%
Ford Motor Co.	388,260	4,480,521
General Motors Co.	89,566	6,672,667
Tesla, Inc. (a)	278,659	103,591,483
		114,744,671
Banks 3.5%
Bank of America Corp.	657,448	32,050,590
Citigroup, Inc.	173,144	19,636,261
Citizens Financial Group, Inc.	42,108	2,525,217
Fifth Third Bancorp	89,178	4,143,210
Huntington Bancshares, Inc.	201,113	3,147,419
JPMorgan Chase & Co.	267,142	78,582,491
KeyCorp	92,843	1,861,502
M&T Bank Corp.	15,044	3,109,896
PNC Financial Services Group, Inc. (The)	40,019	8,327,554
Regions Financial Corp.	86,002	2,246,372
Truist Financial Corp.	125,087	5,750,249
U.S. Bancorp	154,015	8,010,320
Wells Fargo & Co.	306,417	24,393,857
		193,784,938
Beverages 1.1%
Brown-Forman Corp., Class B	16,929	447,603

	Shares	Value
Common Stocks
Beverages
Coca-Cola Co. (The)	383,586	$ 29,171,715
Constellation Brands, Inc., Class A	13,915	2,087,250
Keurig Dr Pepper, Inc.	134,610	3,544,281
Molson Coors Beverage Co., Class B (b)	16,775	722,331
Monster Beverage Corp. (a)	70,667	5,120,531
PepsiCo, Inc.	135,409	21,027,664
		62,121,375
Biotechnology 1.8%
AbbVie, Inc.	175,114	38,085,544
Amgen, Inc.	53,353	18,772,253
Biogen, Inc. (a)	14,541	2,665,802
Gilead Sciences, Inc.	122,928	17,132,475
Incyte Corp. (a)	16,564	1,559,004
Moderna, Inc. (a)	34,456	1,750,365
Regeneron Pharmaceuticals, Inc.	9,988	7,717,128
Vertex Pharmaceuticals, Inc. (a)	25,167	11,238,072
		98,920,643
Broadline Retail 3.7%
Amazon.com, Inc. (a)	967,899	201,584,325
eBay, Inc.	44,785	4,076,330
		205,660,655
Building Products 0.5%
A O Smith Corp.	11,139	734,506
Allegion plc (b)	8,524	1,238,452
Builders FirstSource, Inc. (a)	10,956	902,007
Carrier Global Corp.	77,847	4,383,565
Johnson Controls International plc	60,644	7,941,332
Lennox International, Inc.	3,162	1,467,579
Masco Corp.	20,174	1,217,904
Trane Technologies plc	21,930	9,139,108
		27,024,453
Capital Markets 3.2%
Ameriprise Financial, Inc.	9,046	4,020,042
Ares Management Corp.	20,412	2,226,949
Bank of New York Mellon Corp. (The)	68,191	8,089,498
BlackRock, Inc.	14,296	13,748,606
Blackstone, Inc.	74,181	8,530,073
Cboe Global Markets, Inc.	10,368	2,914,134
Charles Schwab Corp. (The)	165,497	15,553,408
CME Group, Inc.	35,728	10,552,265
Coinbase Global, Inc., Class A (a)	22,099	3,858,706
FactSet Research Systems, Inc.	3,676	797,655
Franklin Resources, Inc. (b)	30,443	719,064
Goldman Sachs Group, Inc. (The)	29,717	25,140,285
Interactive Brokers Group, Inc., Class A	44,127	2,959,598

	Shares	Value
Common Stocks
Capital Markets
Intercontinental Exchange, Inc.	56,268	$ 8,849,831
Invesco Ltd.	43,992	1,068,566
KKR & Co., Inc.	68,011	6,291,018
Moody's Corp.	15,201	6,631,436
Morgan Stanley	119,202	19,617,073
MSCI, Inc.	7,280	3,923,993
Nasdaq, Inc.	44,494	3,777,096
Northern Trust Corp.	18,463	2,576,881
Raymond James Financial, Inc.	17,380	2,516,450
Robinhood Markets, Inc., Class A (a)	78,307	5,426,675
S&P Global, Inc.	30,319	12,895,884
State Street Corp.	27,651	3,499,511
T. Rowe Price Group, Inc.	21,659	1,952,342
		178,137,039
Chemicals 1.2%
Air Products and Chemicals, Inc.	22,061	6,408,500
Albemarle Corp.	11,676	2,096,192
CF Industries Holdings, Inc.	15,454	2,006,547
Corteva, Inc.	66,634	5,577,932
Dow, Inc.	71,094	2,961,065
DuPont de Nemours, Inc.	40,543	1,856,870
Ecolab, Inc.	25,257	6,718,867
International Flavors & Fragrances, Inc.	25,374	1,840,884
Linde plc	46,266	22,936,832
LyondellBasell Industries NV, Class A	25,513	2,055,327
Mosaic Co. (The)	31,449	801,950
PPG Industries, Inc.	22,234	2,376,370
Sherwin-Williams Co. (The)	22,842	7,322,003
		64,959,339
Commercial Services & Supplies 0.4%
Cintas Corp.	33,678	5,696,297
Copart, Inc. (a)	88,239	2,929,535
Republic Services, Inc.	19,937	4,366,602
Rollins, Inc.	29,077	1,553,003
Veralto Corp.	24,601	2,175,220
Waste Management, Inc.	36,766	8,448,459
		25,169,116
Communications Equipment 1.1%
Arista Networks, Inc. (a)	102,312	12,561,867
Ciena Corp. (a)	13,956	5,418,138
Cisco Systems, Inc.	391,478	30,374,778
F5, Inc. (a)	5,600	1,620,248
Lumentum Holdings, Inc. (a)	7,074	4,971,324
Motorola Solutions, Inc.	16,414	7,123,184
		62,069,539

	Shares	Value
Common Stocks
Construction & Engineering 0.3%
Comfort Systems USA, Inc.	3,487	$ 4,808,538
EMCOR Group, Inc.	4,435	3,274,405
Quanta Services, Inc.	14,775	8,111,771
		16,194,714
Construction Materials 0.2%
CRH plc	66,411	6,981,124
Martin Marietta Materials, Inc.	5,975	3,517,363
Vulcan Materials Co.	13,092	3,564,952
		14,063,439
Consumer Finance 0.5%
American Express Co.	53,064	16,050,799
Capital One Financial Corp.	61,935	11,298,802
Synchrony Financial	34,440	2,342,609
		29,692,210
Consumer Staples Distribution & Retail 2.1%
Costco Wholesale Corp.	43,979	43,821,995
Dollar General Corp.	21,810	2,589,501
Dollar Tree, Inc. (a)	18,323	2,006,552
Kroger Co. (The)	57,687	4,174,231
Sysco Corp.	47,453	3,384,823
Target Corp.	44,864	5,437,517
Walmart, Inc.	434,330	53,978,532
		115,393,151
Containers & Packaging 0.2%
Amcor plc	45,780	1,819,755
Avery Dennison Corp.	7,658	1,322,383
Ball Corp.	26,552	1,569,489
International Paper Co.	52,318	1,867,753
Packaging Corp. of America	8,855	1,879,208
Smurfit WestRock plc	51,760	2,062,636
		10,521,224
Distributors 0.0% ‡
Genuine Parts Co.	13,783	1,457,552
Pool Corp.	3,248	657,168
		2,114,720
Diversified Telecommunication Services 0.9%
AT&T, Inc.	693,623	20,108,130
Comcast Corp., Class A	355,542	10,207,611
Verizon Communications, Inc.	417,824	20,974,765
		51,290,506
Electric Utilities 1.6%
Alliant Energy Corp.	25,469	1,827,655
American Electric Power Co., Inc.	53,589	7,024,446

	Shares	Value
Common Stocks
Electric Utilities
Constellation Energy Corp.	30,876	$ 8,622,123
Duke Energy Corp.	77,051	10,089,058
Edison International	38,125	2,789,988
Entergy Corp.	44,818	5,035,751
Evergy, Inc.	22,810	1,868,595
Eversource Energy	37,174	2,575,415
Exelon Corp.	101,349	4,968,128
FirstEnergy Corp.	51,512	2,609,598
NextEra Energy, Inc.	206,347	19,165,509
NRG Energy, Inc.	21,042	3,075,078
PG&E Corp.	217,776	3,826,324
Pinnacle West Capital Corp.	11,859	1,194,794
PPL Corp.	73,294	2,799,831
Southern Co. (The)	109,098	10,530,139
Xcel Energy, Inc.	58,610	4,655,978
		92,658,410
Electrical Equipment 1.2%
AMETEK, Inc.	22,809	4,889,337
Eaton Corp. plc	38,483	13,764,215
Emerson Electric Co.	55,683	7,295,587
GE Vernova, Inc.	26,705	23,310,794
Generac Holdings, Inc. (a)	5,814	1,135,649
Hubbell, Inc.	5,267	2,584,728
Rockwell Automation, Inc.	11,133	3,995,411
Vertiv Holdings Co., Class A	37,901	9,497,232
		66,472,953
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A	121,792	15,388,419
CDW Corp.	12,900	1,561,158
Coherent Corp. (a)	18,576	4,424,989
Corning, Inc.	77,356	10,518,095
Jabil, Inc.	10,462	2,779,021
Keysight Technologies, Inc. (a)	16,994	4,798,596
TE Connectivity plc	29,074	6,077,047
Teledyne Technologies, Inc. (a)	4,652	2,814,507
Zebra Technologies Corp., Class A (a)	4,874	1,019,056
		49,380,888
Energy Equipment & Services 0.3%
Baker Hughes Co.	97,915	5,977,711
Halliburton Co.	82,985	3,235,585
SLB Ltd.	148,159	7,613,891
		16,827,187
Entertainment 1.3%
Electronic Arts, Inc.	22,316	4,549,563
Live Nation Entertainment, Inc. (a)	15,645	2,386,019

	Shares	Value
Common Stocks
Entertainment
Netflix, Inc. (a)	418,335	$ 40,222,910
Take-Two Interactive Software, Inc. (a)	17,246	3,406,085
TKO Group Holdings, Inc.	6,569	1,324,639
Walt Disney Co. (The)	175,524	16,917,003
Warner Bros Discovery, Inc. (a)	245,562	6,743,133
		75,549,352
Financial Services 3.6%
Apollo Global Management, Inc.	46,007	5,126,100
Berkshire Hathaway, Inc., Class B (a)	181,688	87,064,889
Block, Inc. (a)	54,263	3,265,547
Corpay, Inc. (a)	6,931	2,016,852
Fidelity National Information Services, Inc.	51,309	2,406,905
Fiserv, Inc. (a)	53,291	2,973,638
Global Payments, Inc.	23,579	1,586,867
Jack Henry & Associates, Inc.	7,150	1,129,986
Mastercard, Inc., Class A	80,691	40,318,065
PayPal Holdings, Inc.	91,220	4,125,881
Visa, Inc., Class A	166,564	50,342,303
		200,357,033
Food Products 0.4%
Archer-Daniels-Midland Co.	47,615	3,461,134
Bunge Global SA	13,411	1,705,879
Campbell's Co. (The) (b)	19,496	434,176
Conagra Brands, Inc.	47,397	745,081
General Mills, Inc.	52,868	1,967,747
Hershey Co. (The)	14,681	3,052,033
Hormel Foods Corp.	28,888	654,313
J M Smucker Co. (The)	10,571	1,019,467
Kraft Heinz Co. (The)	84,446	1,899,191
McCormick & Co., Inc. (Non-Voting)	25,126	1,267,356
Mondelez International, Inc., Class A	127,006	7,320,626
Tyson Foods, Inc., Class A	27,948	1,790,628
		25,317,631
Gas Utilities 0.1%
Atmos Energy Corp.	16,392	3,027,930
Ground Transportation 0.9%
CSX Corp.	184,246	7,563,298
JB Hunt Transport Services, Inc.	7,404	1,568,908
Norfolk Southern Corp.	22,251	6,386,037
Old Dominion Freight Line, Inc.	18,231	3,562,337
Uber Technologies, Inc. (a)	203,920	14,667,966
Union Pacific Corp.	58,794	14,264,600
		48,013,146

	Shares	Value
Common Stocks
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	172,289	$ 17,688,911
Align Technology, Inc. (a)	6,611	1,133,324
Baxter International, Inc.	50,976	856,397
Becton Dickinson & Co.	28,212	4,435,773
Boston Scientific Corp. (a)	146,939	9,220,422
Cooper Cos., Inc. (The) (a)	19,418	1,388,387
DexCom, Inc. (a)	38,133	2,394,752
Edwards Lifesciences Corp. (a)	57,497	4,604,360
GE HealthCare Technologies, Inc.	45,156	3,214,204
Hologic, Inc. (a)	22,052	1,666,911
IDEXX Laboratories, Inc. (a)	7,912	4,445,674
Insulet Corp. (a)	6,970	1,462,585
Intuitive Surgical, Inc. (a)	35,187	16,220,855
Medtronic plc	127,023	11,006,543
ResMed, Inc.	14,434	3,240,144
Solventum Corp. (a)	14,608	953,902
STERIS plc	9,717	2,148,720
Stryker Corp.	34,125	11,213,134
Zimmer Biomet Holdings, Inc.	19,636	1,775,487
		99,070,485
Health Care Providers & Services 1.5%
Cardinal Health, Inc.	23,315	4,926,693
Cencora, Inc.	19,274	6,054,734
Centene Corp. (a)	46,288	1,515,469
Cigna Group (The)	26,104	6,963,242
CVS Health Corp.	126,052	9,053,055
DaVita, Inc. (a)	3,309	508,560
Elevance Health, Inc.	21,868	6,401,857
HCA Healthcare, Inc.	15,510	7,339,952
Henry Schein, Inc. (a)	9,915	730,736
Humana, Inc.	11,948	2,071,664
Labcorp Holdings, Inc.	8,214	2,191,577
McKesson Corp.	12,136	10,502,009
Quest Diagnostics, Inc.	10,899	2,135,986
UnitedHealth Group, Inc.	89,751	24,285,723
Universal Health Services, Inc., Class B	5,473	979,503
		85,660,760
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	15,454	717,375
Healthpeak Properties, Inc.	68,866	1,131,468
Ventas, Inc.	47,060	3,848,567
Welltower, Inc.	69,134	13,668,483
		19,365,893
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	63,367	1,214,112

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc., Class A (a)	41,968	$ 5,299,719
Booking Holdings, Inc.	3,194	13,447,762
Carnival Corp.	113,957	2,949,207
Chipotle Mexican Grill, Inc. (a)	129,045	4,130,731
Darden Restaurants, Inc.	11,408	2,236,424
Domino's Pizza, Inc.	3,080	1,105,073
DoorDash, Inc., Class A (a)	37,039	5,561,406
Expedia Group, Inc.	11,593	2,676,708
Hilton Worldwide Holdings, Inc.	22,718	6,908,089
Las Vegas Sands Corp.	29,957	1,614,083
Marriott International, Inc., Class A	21,792	7,127,510
McDonald's Corp.	70,561	21,929,653
MGM Resorts International (a)	19,011	703,597
Norwegian Cruise Line Holdings Ltd. (a)(b)	45,107	843,501
Royal Caribbean Cruises Ltd.	24,928	6,859,687
Starbucks Corp.	112,883	10,113,188
Wynn Resorts Ltd.	8,365	849,466
Yum! Brands, Inc.	27,510	4,277,255
		98,633,059
Household Durables 0.2%
DR Horton, Inc.	26,695	3,663,088
Garmin Ltd.	16,198	3,758,098
Lennar Corp., Class A	21,379	1,856,552
NVR, Inc. (a)	277	1,825,383
PulteGroup, Inc.	19,038	2,239,059
		13,342,180
Household Products 0.8%
Church & Dwight Co., Inc.	23,452	2,188,541
Clorox Co. (The)	11,980	1,241,487
Colgate-Palmolive Co.	79,866	6,806,979
Kimberly-Clark Corp.	32,887	3,172,609
Procter & Gamble Co. (The)	230,264	33,259,332
		46,668,948
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	70,558	994,162
Vistra Corp.	31,557	4,743,964
		5,738,126
Industrial Conglomerates 0.4%
3M Co.	52,186	7,578,973
Honeywell International, Inc.	62,905	14,218,417
		21,797,390
Industrial REITs 0.2%
Prologis, Inc.	92,101	12,173,910

	Shares	Value
Common Stocks
Insurance 1.7%
Aflac, Inc.	46,253	$ 5,074,417
Allstate Corp. (The)	25,761	5,341,286
American International Group, Inc.	53,163	4,000,516
Aon plc, Class A	21,253	6,860,043
Arch Capital Group Ltd. (a)	35,419	3,399,870
Arthur J. Gallagher & Co.	25,461	5,514,344
Assurant, Inc.	4,962	1,080,773
Brown & Brown, Inc.	29,007	1,891,547
Chubb Ltd.	36,038	11,745,865
Cincinnati Financial Corp.	15,458	2,432,316
Erie Indemnity Co., Class A	2,517	632,547
Everest Group Ltd.	4,033	1,318,186
Globe Life, Inc.	7,887	1,097,634
Hanover Insurance Group, Inc. (The)	27,634	3,736,946
Loews Corp.	16,741	1,786,934
Marsh & McLennan Cos., Inc.	47,967	8,319,876
MetLife, Inc.	54,539	3,856,998
Principal Financial Group, Inc.	19,602	1,766,336
Progressive Corp. (The)	58,071	11,511,995
Prudential Financial, Inc.	34,480	3,368,351
Travelers Cos., Inc. (The)	21,425	6,249,244
W R Berkley Corp.	29,521	1,956,652
Willis Towers Watson plc	9,421	2,738,685
		95,681,361
Interactive Media & Services 7.5%
Alphabet, Inc.
Class A	576,849	165,878,699
Class C	463,369	132,922,031

Meta Platforms, Inc., Class A	216,707	123,984,576
		422,785,306
IT Services 0.8%
Accenture plc, Class A	60,965	12,088,750
Akamai Technologies, Inc. (a)	14,254	1,637,072
Cognizant Technology Solutions Corp., Class A	47,385	2,907,070
EPAM Systems, Inc. (a)	5,474	741,180
Gartner, Inc. (a)	6,980	1,105,213
GoDaddy, Inc., Class A (a)	13,390	1,106,951
International Business Machines Corp.	92,614	22,448,707
VeriSign, Inc.	8,177	2,030,840
		44,065,783
Leisure Products 0.0% ‡
Hasbro, Inc.	13,209	1,236,362
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	28,024	3,194,176

	Shares	Value
Common Stocks
Life Sciences Tools & Services
Bio-Techne Corp.	15,501	$ 810,082
Charles River Laboratories International, Inc. (a)	4,876	841,110
Danaher Corp.	62,336	11,818,906
IQVIA Holdings, Inc. (a)	16,804	2,865,754
Mettler-Toledo International, Inc. (a)	2,014	2,540,057
Revvity, Inc.	11,233	984,123
Thermo Fisher Scientific, Inc.	37,225	18,297,204
Waters Corp. (a)	9,718	2,894,020
West Pharmaceutical Services, Inc.	7,128	1,786,562
		46,031,994
Machinery 1.8%
Caterpillar, Inc.	46,101	32,660,714
Cummins, Inc.	13,690	7,365,494
Deere & Co.	24,978	14,070,107
Dover Corp.	13,363	2,785,517
Fortive Corp.	31,052	1,716,555
IDEX Corp.	7,416	1,405,703
Illinois Tool Works, Inc.	25,985	6,763,636
Ingersoll Rand, Inc.	35,265	2,825,432
Nordson Corp.	5,243	1,394,953
Otis Worldwide Corp.	38,515	2,968,736
PACCAR, Inc.	52,057	6,012,583
Parker-Hannifin Corp.	12,506	11,195,871
Pentair plc	16,214	1,412,402
Snap-on, Inc.	5,144	1,868,404
Stanley Black & Decker, Inc.	15,346	1,090,487
Westinghouse Air Brake Technologies Corp.	16,895	4,222,229
Xylem, Inc.	24,136	2,884,252
		102,643,075
Media 0.2%
Charter Communications, Inc., Class A (a)	8,532	1,841,888
EchoStar Corp., Class A (a)	13,338	1,561,480
Fox Corp.
Class A	19,885	1,161,284
Class B	14,026	744,780
News Corp.
Class A	36,682	914,482
Class B	12,108	345,199

Omnicom Group, Inc.	31,171	2,347,488
Paramount Skydance Corp., Class B (b)	30,793	277,753
Trade Desk, Inc. (The), Class A (a)	43,627	989,897
		10,184,251
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	142,399	8,370,213
Newmont Corp.	108,123	11,704,315
Nucor Corp.	22,676	3,834,512

	Shares	Value
Common Stocks
Metals & Mining
Steel Dynamics, Inc.	13,601	$ 2,448,180
		26,357,220
Multi-Utilities 0.7%
Ameren Corp.	27,386	3,010,269
CenterPoint Energy, Inc.	64,687	2,791,891
CMS Energy Corp.	30,360	2,355,329
Consolidated Edison, Inc.	35,762	4,047,543
Dominion Energy, Inc.	84,606	5,230,343
DTE Energy Co.	20,577	3,008,769
NiSource, Inc.	47,413	2,212,291
Public Service Enterprise Group, Inc.	49,457	4,003,544
Sempra	64,668	6,283,789
WEC Energy Group, Inc.	32,247	3,733,235
		36,677,003
Office REITs 0.0% ‡
BXP, Inc.	14,609	758,207
Oil, Gas & Consumable Fuels 3.7%
APA Corp.	35,141	1,491,384
Chevron Corp.	185,729	38,427,330
ConocoPhillips	121,391	16,023,612
Coterra Energy, Inc.	75,167	2,641,368
Devon Energy Corp.	61,456	3,092,466
Diamondback Energy, Inc.	18,453	3,649,819
EOG Resources, Inc.	53,761	7,772,228
EQT Corp.	61,833	3,935,052
Expand Energy Corp.	23,598	2,590,589
Exxon Mobil Corp.	414,059	70,249,250
Kinder Morgan, Inc.	193,979	6,504,116
Marathon Petroleum Corp.	29,229	7,137,137
Occidental Petroleum Corp.	71,259	4,631,835
ONEOK, Inc.	62,345	5,635,365
Phillips 66	39,922	7,272,990
Targa Resources Corp.	21,269	5,332,776
Texas Pacific Land Corp.	5,738	2,723,025
Valero Energy Corp.	30,221	7,467,005
Williams Cos., Inc. (The)	120,999	8,806,307
		205,383,654
Passenger Airlines 0.2%
Delta Air Lines, Inc.	64,361	4,278,719
Southwest Airlines Co.	48,680	1,828,908
United Airlines Holdings, Inc. (a)	32,046	2,950,475
		9,058,102

	Shares	Value
Common Stocks
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	24,495	$ 1,758,006
Kenvue, Inc.	189,840	3,272,842
		5,030,848
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	201,776	12,237,714
Eli Lilly & Co.	78,514	72,214,822
Johnson & Johnson	238,775	58,366,161
Merck & Co., Inc.	245,921	29,581,837
Pfizer, Inc.	563,345	15,818,728
Viatris, Inc.	114,118	1,541,734
Zoetis, Inc.	41,825	4,944,133
		194,705,129
Professional Services 0.4%
Automatic Data Processing, Inc.	39,894	8,105,663
Broadridge Financial Solutions, Inc.	11,568	1,879,569
Equifax, Inc.	11,929	2,148,055
Jacobs Solutions, Inc.	11,637	1,481,157
Leidos Holdings, Inc.	12,668	1,970,127
Paychex, Inc.	32,010	2,948,761
Verisk Analytics, Inc.	13,809	2,620,258
		21,153,590
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	28,789	3,899,758
CoStar Group, Inc. (a)	41,993	1,693,998
		5,593,756
Residential REITs 0.2%
AvalonBay Communities, Inc.	14,029	2,291,637
Camden Property Trust	10,246	1,000,624
Equity Residential	34,064	2,014,886
Essex Property Trust, Inc.	6,385	1,545,170
Invitation Homes, Inc.	55,880	1,388,618
Mid-America Apartment Communities, Inc.	11,583	1,414,516
UDR, Inc.	29,798	1,006,577
		10,662,028
Retail REITs 0.3%
Federal Realty Investment Trust	7,779	826,208
Kimco Realty Corp.	66,790	1,500,771
Realty Income Corp.	91,145	5,576,251
Regency Centers Corp.	16,310	1,234,015
Simon Property Group, Inc.	32,223	6,010,556
		15,147,801
Semiconductors & Semiconductor Equipment 14.3%
Advanced Micro Devices, Inc. (a)	161,542	32,862,489

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	48,414	$ 15,402,430
Applied Materials, Inc.	78,643	26,879,391
Broadcom, Inc.	469,769	145,398,203
First Solar, Inc. (a)	10,632	2,097,268
Intel Corp. (a)	465,214	20,529,894
KLA Corp.	12,987	19,122,189
Lam Research Corp.	123,729	26,435,938
Microchip Technology, Inc.	53,616	3,464,130
Micron Technology, Inc.	111,516	37,674,565
Monolithic Power Systems, Inc.	4,826	5,276,507
NVIDIA Corp.	2,407,664	419,896,602
NXP Semiconductors NV	24,936	4,908,901
ON Semiconductor Corp. (a)	39,040	2,417,357
Qnity Electronics, Inc.	20,754	2,394,596
QUALCOMM, Inc.	105,719	13,614,493
Skyworks Solutions, Inc.	14,899	797,841
Teradyne, Inc.	15,517	4,600,170
Texas Instruments, Inc.	89,921	17,457,263
		801,230,227
Software 8.2%
Adobe, Inc. (a)	40,673	9,886,793
AppLovin Corp., Class A (a)	26,851	10,686,698
Autodesk, Inc. (a)	21,005	5,028,597
Cadence Design Systems, Inc. (a)	26,970	7,494,154
Crowdstrike Holdings, Inc., Class A (a)	24,978	9,751,661
Datadog, Inc., Class A (a)	32,526	3,839,694
Fair Isaac Corp. (a)	2,350	2,508,719
Fortinet, Inc. (a)	62,629	5,118,042
Gen Digital, Inc.	54,609	1,028,288
Intuit, Inc.	27,572	11,921,581
Microsoft Corp.	735,737	272,347,765
Oracle Corp.	168,013	24,716,392
Palantir Technologies, Inc., Class A (a)	226,334	33,108,138
Palo Alto Networks, Inc. (a)	80,065	12,836,021
PTC, Inc. (a)	11,790	1,679,957
Roper Technologies, Inc.	10,562	3,737,469
Salesforce, Inc.	92,839	17,330,256
ServiceNow, Inc. (a)	103,639	10,835,457
Synopsys, Inc. (a)	18,956	7,515,675
Trimble, Inc. (a)	23,573	1,537,667
Tyler Technologies, Inc. (a)	4,263	1,459,566
Workday, Inc., Class A (a)	21,104	2,741,832
		457,110,422
Specialized REITs 0.8%
American Tower Corp.	46,384	8,004,951
Crown Castle, Inc.	43,148	3,508,364

	Shares	Value
Common Stocks
Specialized REITs
Digital Realty Trust, Inc.	31,998	$ 5,766,359
Equinix, Inc.	9,735	9,542,636
Extra Space Storage, Inc.	21,030	2,757,664
Iron Mountain, Inc.	29,312	2,993,928
Public Storage	15,650	4,239,272
SBA Communications Corp.	10,557	1,816,965
VICI Properties, Inc.	105,899	2,893,161
Weyerhaeuser Co.	71,391	1,744,082
		43,267,382
Specialty Retail 1.7%
AutoZone, Inc. (a)	1,642	5,546,315
Best Buy Co., Inc.	19,308	1,239,574
Carvana Co. (a)	14,012	4,405,093
Home Depot, Inc. (The)	98,636	32,440,394
Lowe's Cos., Inc.	55,579	13,132,206
O'Reilly Automotive, Inc. (a)	83,417	7,700,223
Ross Stores, Inc.	32,047	6,942,342
TJX Cos., Inc. (The)	110,026	17,571,152
Tractor Supply Co.	52,355	2,371,681
Ulta Beauty, Inc. (a)	4,395	2,297,310
Williams-Sonoma, Inc.	11,828	2,156,599
		95,802,889
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc. (c)	1,454,620	369,168,010
Dell Technologies, Inc., Class C	29,446	4,832,972
Hewlett Packard Enterprise Co.	131,659	3,134,801
HP, Inc.	90,955	1,747,246
NetApp, Inc.	19,624	2,009,301
Sandisk Corp. (a)	14,624	9,291,212
Seagate Technology Holdings plc	21,607	8,464,758
Super Micro Computer, Inc. (a)	49,853	1,135,153
Western Digital Corp.	33,592	9,086,300
		408,869,753
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp. (a)	14,065	1,407,766
Lululemon Athletica, Inc. (a)	10,577	1,619,339
NIKE, Inc., Class B	118,054	6,235,612
Ralph Lauren Corp.	3,830	1,317,482
Tapestry, Inc.	20,060	2,830,666
		13,410,865
Tobacco 0.6%
Altria Group, Inc.	166,324	10,975,721
Philip Morris International, Inc.	154,237	25,501,545
		36,477,266

	Shares	Value
Common Stocks
Trading Companies & Distributors 0.3%
Fastenal Co.	113,763	$ 5,278,603
United Rentals, Inc.	6,242	4,547,671
WW Grainger, Inc.	4,334	4,727,571
		14,553,845
Water Utilities 0.0% ‡
American Water Works Co., Inc.	19,338	2,631,708
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	46,945	9,859,858
Total Common Stocks (d) (Cost $1,474,821,166)		5,538,393,472

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)	4,165	4,248
Total Rights (Cost $4,248)		4,248

	Shares

Short-Term Investments 1.2%
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 3.538% (e)	29,417	29,417
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 3.66% (e)(f)	3,638,814	3,638,814

	Principal Amount

U.S. Treasury Debt 1.1%
U.S. Treasury Bills
3.615%, due 6/23/26 (c)(g)	$ 64,100,000	63,571,592
Total Short-Term Investments (Cost $67,239,395)		67,239,823
Total Investments (Cost $1,542,064,809)	100.0%	5,605,637,543
Other Assets, Less Liabilities	0.0‡	343,661
Net Assets	100.0%	$ 5,605,981,204

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2026, the aggregate market value of securities on loan was $3,795,117; the total market value of collateral held by the Portfolio was $3,891,688. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $252,874. The Portfolio received cash collateral with a value of $3,638,814.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 100.0% of the Portfolio’s net assets.
(e)	Current yield as of March 31, 2026.
(f)	Represents a security purchased with cash collateral received for securities on loan.
(g)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 107	$ 4,893	$ (4,971)	$ —	$ —	$ 29	$ 1	$ —	29

Futures Contracts
As of March 31, 2026, the Portfolio held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	198	June 2026	$ 67,043,570	$ 65,050,425	$ (1,993,145)

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2026.
Abbreviation(s):
CVR—Contingent Value Right
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 5,538,393,472	$ —	$ —	$ 5,538,393,472
Rights	—	4,248	—	4,248
Short-Term Investments
Affiliated Investment Company	29,417	—	—	29,417
Unaffiliated Investment Company	3,638,814	—	—	3,638,814
U.S. Treasury Debt	—	63,571,592	—	63,571,592
Total Short-Term Investments	3,668,231	63,571,592	—	67,239,823
Total Investments in Securities	$ 5,542,061,703	$ 63,575,840	$ —	$ 5,605,637,543
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,993,145)	$ —	$ —	$ (1,993,145)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM VP Wellington Small Cap Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 95.1%
Aerospace & Defense 1.2%
Hexcel Corp.	36,097	$ 2,921,330
Kratos Defense & Security Solutions, Inc. (a)	11,247	793,026
Voyager Technologies, Inc., Class A (a)(b)	19,717	461,181
		4,175,537
Automobile Components 1.1%
Goodyear Tire & Rubber Co. (The) (a)	172,072	1,140,837
Phinia, Inc.	29,420	2,013,505
Visteon Corp.	7,313	666,288
		3,820,630
Banks 9.8%
Atlantic Union Bankshares Corp.	56,276	2,011,304
Bank OZK	37,248	1,709,311
Banner Corp.	24,740	1,501,223
ConnectOne Bancorp, Inc.	68,312	1,828,712
CVB Financial Corp.	102,602	1,989,453
Enterprise Financial Services Corp.	21,462	1,161,309
First Financial Bancorp	34,200	953,496
First Hawaiian, Inc.	71,070	1,751,165
First Interstate BancSystem, Inc., Class A	99,050	3,308,270
FNB Corp.	111,842	1,869,998
Home BancShares, Inc.	77,386	2,084,005
Huntington Bancshares, Inc.	116,151	1,817,763
Old National Bancorp	91,658	2,025,642
Prosperity Bancshares, Inc.	19,281	1,295,298
Renasant Corp.	90,730	3,278,075
Seacoast Banking Corp. of Florida	51,291	1,553,604
Simmons First National Corp., Class A	98,461	1,915,066
United Community Banks, Inc.	42,749	1,346,166
WSFS Financial Corp.	23,700	1,551,402
		34,951,262
Beverages 0.6%
Vita Coco Co., Inc. (The) (a)	45,873	2,197,775
Biotechnology 8.0%
ACADIA Pharmaceuticals, Inc. (a)	8,229	183,178
ADMA Biologics, Inc. (a)	15,676	141,241
Agios Pharmaceuticals, Inc. (a)	3,801	128,588
Alkermes plc (a)	10,975	388,076
Apogee Therapeutics, Inc. (a)	13,601	1,144,796
Arcus Biosciences, Inc. (a)	5,363	115,841
Arcutis Biotherapeutics, Inc. (a)	7,262	171,093
Ardelyx, Inc. (a)	15,671	93,869
Arrowhead Pharmaceuticals, Inc. (a)	8,976	562,795
Aurinia Pharmaceuticals, Inc. (a)	7,650	113,373
Beam Therapeutics, Inc. (a)	6,392	152,321

	Shares	Value
Common Stocks
Biotechnology
BioCryst Pharmaceuticals, Inc. (a)	16,132	$ 153,577
Bridgebio Pharma, Inc. (a)	10,623	788,864
Catalyst Pharmaceuticals, Inc. (a)	7,650	189,414
Celcuity, Inc. (a)	8,285	945,650
Celldex Therapeutics, Inc. (a)	28,016	888,667
CG oncology, Inc. (a)	14,564	985,691
Cogent Biosciences, Inc. (a)	26,947	1,037,190
Corvus Pharmaceuticals, Inc. (a)	31,104	455,051
CRISPR Therapeutics AG (a)(b)	5,741	273,099
Cytokinetics, Inc. (a)	15,549	1,024,835
Denali Therapeutics, Inc. (a)	8,786	168,691
Dianthus Therapeutics, Inc. (a)	3,170	266,026
Disc Medicine, Inc. (a)	7,998	511,392
Dyne Therapeutics, Inc. (a)	8,048	145,910
Erasca, Inc. (a)	11,347	183,594
GRAIL, Inc. (a)	2,350	121,448
Ideaya Biosciences, Inc. (a)	5,409	180,228
ImmunityBio, Inc. (a)(b)	22,038	169,031
Immunome, Inc. (a)	6,040	132,095
Immunovant, Inc. (a)	4,696	116,649
Insmed, Inc. (a)	5,736	937,951
Intellia Therapeutics, Inc. (a)	6,974	89,407
Ionis Pharmaceuticals, Inc. (a)	5,299	397,902
Krystal Biotech, Inc. (a)	1,684	435,011
Kymera Therapeutics, Inc. (a)	16,800	1,399,272
Madrigal Pharmaceuticals, Inc. (a)	1,224	640,727
Mineralys Therapeutics, Inc. (a)	15,135	410,007
Mirum Pharmaceuticals, Inc. (a)	2,689	248,410
Novavax, Inc. (a)(b)	9,871	80,350
Nurix Therapeutics, Inc. (a)	6,654	103,137
Nuvalent, Inc., Class A (a)	9,008	922,870
Olema Pharmaceuticals, Inc. (a)(b)	3,873	57,746
Oruka Therapeutics, Inc. (a)	2,486	121,938
Praxis Precision Medicines, Inc. (a)	1,619	521,626
Protagonist Therapeutics, Inc. (a)	15,379	1,620,947
PTC Therapeutics, Inc. (a)	20,877	1,422,350
Recursion Pharmaceuticals, Inc., Class A (a)(b)	24,930	76,535
Relay Therapeutics, Inc. (a)	9,797	97,480
Revolution Medicines, Inc. (a)	13,205	1,284,186
Rhythm Pharmaceuticals, Inc. (a)	3,616	314,484
Scholar Rock Holding Corp. (a)	16,440	808,190
Soleno Therapeutics, Inc. (a)	9,308	311,632
Spyre Therapeutics, Inc. (a)	13,597	685,833
Stoke Therapeutics, Inc. (a)	2,998	97,615
Syndax Pharmaceuticals, Inc. (a)	5,755	134,437
TG Therapeutics, Inc. (a)	9,873	327,981
Travere Therapeutics, Inc. (a)	5,673	168,545
Twist Bioscience Corp. (a)	3,883	184,520

	Shares	Value
Common Stocks
Biotechnology
Vaxcyte, Inc. (a)	20,730	$ 1,204,620
Vera Therapeutics, Inc. (a)	3,773	151,788
Veracyte, Inc. (a)	5,189	167,138
Vericel Corp. (a)	3,417	109,925
Viridian Therapeutics, Inc. (a)	15,148	296,295
Xenon Pharmaceuticals, Inc. (a)	10,444	607,319
		28,370,447
Broadline Retail 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	11,520	1,060,301
Building Products 1.2%
Modine Manufacturing Co. (a)	10,110	2,190,938
Zurn Elkay Water Solutions Corp.	46,460	2,083,266
		4,274,204
Capital Markets 0.4%
PJT Partners, Inc., Class A	11,318	1,581,351
Chemicals 0.9%
Cabot Corp.	17,705	1,333,363
Mativ Holdings, Inc.	35,898	312,313
Quaker Chemical Corp.	11,521	1,431,254
		3,076,930
Commercial Services & Supplies 2.0%
Brady Corp., Class A	25,299	2,055,291
Casella Waste Systems, Inc., Class A (a)	17,939	1,423,280
Loomis AB	38,457	1,740,867
MillerKnoll, Inc.	119,541	1,728,563
		6,948,001
Communications Equipment 1.2%
Calix, Inc. (a)	30,951	1,516,289
NetScout Systems, Inc. (a)	85,115	2,705,806
		4,222,095
Construction & Engineering 1.9%
Ameresco, Inc., Class A (a)	159,536	4,068,168
Centuri Holdings, Inc. (a)	96,757	2,826,272
		6,894,440
Construction Materials 0.4%
James Hardie Industries plc, ADR (a)	69,864	1,323,224
Consumer Finance 2.2%
Bread Financial Holdings, Inc.	29,170	2,184,541
Dave, Inc. (a)	1,817	316,322

	Shares	Value
Common Stocks
Consumer Finance
Enova International, Inc. (a)	17,424	$ 2,366,702
Navient Corp.	135,390	1,107,490
PROG Holdings, Inc.	58,638	1,682,324
		7,657,379
Containers & Packaging 1.0%
Greif, Inc., Class A	25,891	1,736,509
Sonoco Products Co.	34,601	1,871,568
		3,608,077
Diversified Consumer Services 2.0%
Covista, Inc. (a)	17,769	2,047,877
Laureate Education, Inc. (a)	108,584	3,783,067
Stride, Inc. (a)	14,063	1,239,935
		7,070,879
Electrical Equipment 2.9%
Acuity, Inc.	3,626	1,016,078
Bloom Energy Corp., Class A (a)	7,760	1,051,402
Nextpower, Inc., Class A (a)	49,425	5,958,184
Sensata Technologies Holding plc	66,008	2,324,802
		10,350,466
Electronic Equipment, Instruments & Components 2.6%
Fabrinet (a)	2,444	1,274,595
OSI Systems, Inc. (a)	5,474	1,453,401
TTM Technologies, Inc. (a)	29,514	2,875,254
Vishay Intertechnology, Inc.	205,910	3,706,380
		9,309,630
Energy Equipment & Services 2.4%
Atlas Energy Solutions, Inc.	173,257	2,273,132
Cactus, Inc., Class A	13,025	616,994
Helix Energy Solutions Group, Inc. (a)	189,338	1,872,553
Select Water Solutions, Inc.	137,407	2,102,327
Tidewater, Inc. (a)	18,880	1,577,424
		8,442,430
Financial Services 2.8%
Federal Agricultural Mortgage Corp., Class C	18,246	2,706,794
Flywire Corp. (a)	150,817	1,755,510
HA Sustainable Infrastructure Capital, Inc.	36,173	1,329,358
Radian Group, Inc.	62,477	2,066,739
Remitly Global, Inc. (a)	123,135	1,929,525
		9,787,926
Food Products 0.2%
Freshpet, Inc. (a)	13,362	787,824

	Shares	Value
Common Stocks
Gas Utilities 2.3%
New Jersey Resources Corp.	39,244	$ 2,155,280
Southwest Gas Holdings, Inc.	25,148	2,185,361
Spire, Inc.	25,544	2,312,754
UGI Corp.	42,168	1,535,759
		8,189,154
Health Care Equipment & Supplies 3.1%
Artivion, Inc. (a)	56,425	2,066,284
Glaukos Corp. (a)	8,143	876,676
Inspire Medical Systems, Inc. (a)	4,778	246,449
Integra LifeSciences Holdings Corp. (a)	125,529	1,182,483
Lantheus Holdings, Inc. (a)	4,587	347,924
Omnicell, Inc. (a)	49,190	1,641,962
SI-BONE, Inc. (a)	117,057	1,478,430
TransMedics Group, Inc. (a)	32,730	3,253,689
		11,093,897
Health Care Providers & Services 2.2%
Ensign Group, Inc. (The)	7,587	1,528,781
GeneDx Holdings Corp. (a)	13,356	857,722
Guardian Pharmacy Services, Inc., Class A (a)	40,088	1,509,714
Hims & Hers Health, Inc. (a)(b)	10,861	225,474
Hinge Health, Inc., Class A (a)	27,826	1,072,971
PACS Group, Inc. (a)	39,974	1,283,965
Progyny, Inc. (a)	80,004	1,358,468
		7,837,095
Health Care REITs 1.4%
American Healthcare REIT, Inc.	56,401	2,659,871
CareTrust REIT, Inc.	62,722	2,298,761
Janus Living, Inc., Class A-1 (a)	7,000	164,990
		5,123,622
Health Care Technology 0.7%
Veradigm, Inc. (a)	211,128	981,745
Waystar Holding Corp. (a)	65,711	1,584,292
		2,566,037
Hotel & Resort REITs 0.6%
Pebblebrook Hotel Trust (b)	169,322	2,138,537
Hotels, Restaurants & Leisure 2.1%
Choice Hotels International, Inc. (b)	19,526	2,020,941
Cracker Barrel Old Country Store, Inc. (b)	24,880	699,377
Genius Sports Ltd. (a)	35,290	156,334
Life Time Group Holdings, Inc. (a)	118,234	3,185,224
Monarch Casino & Resort, Inc.	15,743	1,505,031
		7,566,907

	Shares	Value
Common Stocks
Household Durables 2.4%
Champion Homes, Inc. (a)	55,212	$ 4,106,117
Helen of Troy Ltd. (a)	71,470	1,030,597
Leggett & Platt, Inc.	195,381	1,930,364
Whirlpool Corp. (b)	29,466	1,588,807
		8,655,885
Household Products 0.4%
Energizer Holdings, Inc.	85,021	1,396,045
Insurance 0.8%
Kemper Corp.	42,168	1,288,654
SiriusPoint Ltd. (a)	78,413	1,689,016
		2,977,670
IT Services 0.8%
DigitalOcean Holdings, Inc. (a)	32,100	2,753,538
Leisure Products 1.0%
Malibu Boats, Inc., Class A (a)	61,988	1,606,729
Sturm Ruger & Co., Inc.	46,977	1,883,308
		3,490,037
Machinery 1.5%
Blue Bird Corp. (a)	50,140	2,847,451
Kennametal, Inc.	53,552	1,934,834
Kornit Digital Ltd. (a)	43,484	637,475
		5,419,760
Media 0.2%
National CineMedia, Inc. (b)	266,808	813,764
Metals & Mining 2.6%
Kaiser Aluminum Corp.	41,302	4,977,304
Lundin Mining Corp.	176,630	4,404,640
		9,381,944
Mortgage Real Estate Investment Trusts 0.3%
Rithm Capital Corp.	128,040	1,213,819
Multi-Utilities 0.5%
Unitil Corp.	33,661	1,758,451
Office REITs 0.4%
Piedmont Realty Trust, Inc., Class A (a)	200,365	1,316,398
Oil, Gas & Consumable Fuels 2.2%
Chord Energy Corp.	10,350	1,471,563

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Excelerate Energy, Inc., Class A	80,120	$ 2,677,610
Kinetik Holdings, Inc. (b)	47,428	2,295,990
Viper Energy, Inc.	29,658	1,393,629
		7,838,792
Pharmaceuticals 1.9%
Alumis, Inc. (a)	3,736	82,304
Amneal Pharmaceuticals, Inc. (a)	10,284	127,830
ANI Pharmaceuticals, Inc. (a)	1,233	94,818
Axsome Therapeutics, Inc. (a)	7,603	1,285,059
Collegium Pharmaceutical, Inc. (a)	2,174	71,894
Crinetics Pharmaceuticals, Inc. (a)	26,127	948,933
Definium Therapeutics, Inc. (a)	6,314	119,335
Edgewise Therapeutics, Inc. (a)	4,513	142,160
EyePoint, Inc. (a)	5,387	69,439
Indivior Pharmaceuticals, Inc. (a)	8,077	246,187
Innoviva, Inc. (a)	4,191	97,650
Ligand Pharmaceuticals, Inc. (a)	1,302	259,944
Liquidia Corp. (a)	4,160	156,998
MBX Biosciences, Inc. (a)	8,077	241,099
Ocular Therapeutix, Inc. (a)	12,407	105,087
Pacira BioSciences, Inc. (a)	49,233	1,112,666
Prestige Consumer Healthcare, Inc. (a)	3,368	199,621
Structure Therapeutics, Inc., ADR (a)	12,455	600,331
Supernus Pharmaceuticals, Inc. (a)	3,577	184,895
Tarsus Pharmaceuticals, Inc. (a)	2,648	185,757
Terns Pharmaceuticals, Inc. (a)	5,688	299,871
WaVe Life Sciences Ltd. (a)	7,719	55,963
		6,687,841
Professional Services 2.4%
Alight, Inc., Class A	425,555	247,971
ExlService Holdings, Inc. (a)	29,157	887,831
Maximus, Inc.	34,750	2,227,475
TriNet Group, Inc.	57,178	2,082,994
Verra Mobility Corp. (a)	211,614	3,023,964
		8,470,235
Real Estate Management & Development 0.5%
Cushman & Wakefield Ltd. (a)	133,198	1,633,007
Retail REITs 1.1%
Macerich Co. (The)	118,799	2,245,301
Phillips Edison & Co., Inc.	45,591	1,706,015
		3,951,316
Semiconductors & Semiconductor Equipment 5.0%
Credo Technology Group Holding Ltd. (a)	10,210	958,413

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
Enphase Energy, Inc. (a)	24,886	$ 940,940
Ichor Holdings Ltd. (a)	43,462	2,025,764
MKS, Inc.	14,908	3,426,007
Power Integrations, Inc.	45,330	2,320,896
Silicon Motion Technology Corp., ADR	3,622	406,714
SiTime Corp. (a)	5,392	1,862,127
Tower Semiconductor Ltd. (a)	33,547	5,886,828
		17,827,689
Software 4.9%
A10 Networks, Inc.	105,413	2,437,149
Adeia, Inc.	87,638	2,105,941
Agilysys, Inc. (a)	9,819	698,524
Amplitude, Inc., Class A (a)	171,511	1,169,705
AvePoint, Inc. (a)	63,712	605,901
Clear Secure, Inc., Class A	15,178	734,767
Commvault Systems, Inc. (a)	7,361	573,348
Dolby Laboratories, Inc., Class A	27,561	1,655,314
Intapp, Inc. (a)	29,560	759,397
NCR Voyix Corp. (a)	180,698	1,143,818
Palo Alto Networks, Inc. (a)	7,754	1,243,121
RingCentral, Inc., Class A	53,831	2,001,975
Rubrik, Inc., Class A (a)	19,365	948,304
ServiceTitan, Inc., Class A (a)	5,840	370,606
Xperi, Inc. (a)	204,655	1,146,068
		17,593,938
Specialized REITs 0.6%
National Storage Affiliates Trust	57,489	2,169,635
Specialty Retail 2.5%
Advance Auto Parts, Inc. (b)	33,634	1,774,193
Boot Barn Holdings, Inc. (a)	8,477	1,240,694
Five Below, Inc. (a)	9,768	2,231,793
Signet Jewelers Ltd.	20,650	1,747,816
Upbound Group, Inc.	114,281	2,062,772
		9,057,268
Technology Hardware, Storage & Peripherals 0.1%
IonQ, Inc. (a)(b)	7,844	226,143
Textiles, Apparel & Luxury Goods 1.1%
Carter's, Inc.	55,570	1,987,183
Steven Madden Ltd.	55,012	1,866,007
		3,853,190
Trading Companies & Distributors 4.0%
Air Lease Corp.	27,438	1,781,824

	Shares	Value
Common Stocks
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	6,185	$ 1,641,004
DNOW, Inc. (a)	193,137	2,300,262
DXP Enterprises, Inc. (a)	8,697	1,215,232
MSC Industrial Direct Co., Inc., Class A	20,833	1,922,261
Rush Enterprises, Inc., Class A	21,536	1,423,745
Xometry, Inc., Class A (a)(b)	94,592	3,863,137
		14,147,465
Water Utilities 0.4%
H2O America (b)	27,056	1,587,376
Total Common Stocks (Cost $299,463,457)		338,647,263
Exchange-Traded Funds 3.3%
iShares Russell 2000 ETF (b)	25,285	6,270,680
iShares Russell 2000 Growth ETF (b)	453	142,156
iShares Russell 2000 Value ETF (b)	28,224	5,350,988
Total Exchange-Traded Funds (Cost $12,051,809)		11,763,824
Short-Term Investments 4.7%
Affiliated Investment Company 1.4%
NYLI U.S. Government Liquidity Fund, 3.538% (c)	5,163,867	5,163,867
Unaffiliated Investment Companies 3.3%
Invesco Government & Agency Portfolio, 3.66% (c)(d)	9,578,452	9,578,452
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 3.669% (c)(d)	2,000,000	2,000,000
		11,578,452
Total Short-Term Investments (Cost $16,742,319)		16,742,319
Total Investments (Cost $328,257,585)	103.1%	367,153,406
Other Assets, Less Liabilities	(3.1)	(11,025,169)
Net Assets	100.0%	$ 356,128,237

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2026, the aggregate market value of securities on loan was $22,712,766; the total market value of collateral held by the Portfolio was $23,250,426. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $11,671,974. The Portfolio received cash collateral with a value of $11,578,452.

(c)	Current yield as of March 31, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,421	$ 25,125	$ (23,382)	$ —	$ —	$ 5,164	$ 54	$ —	5,164

Futures Contracts
As of March 31, 2026, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	39	June 2026	$ 4,868,765	$ 4,898,790	$ 30,025

1.	As of March 31, 2026, cash in the amount of $459,122 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2026.
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Commercial Services & Supplies	$ 5,207,134	$ 1,740,867	$ —	$ 6,948,001
All Other Industries	331,699,262	—	—	331,699,262
Total Common Stocks	336,906,396	1,740,867	—	338,647,263
Exchange-Traded Funds	11,763,824	—	—	11,763,824
Short-Term Investments
Affiliated Investment Company	5,163,867	—	—	5,163,867
Unaffiliated Investment Companies	11,578,452	—	—	11,578,452
Total Short-Term Investments	16,742,319	—	—	16,742,319
Total Investments in Securities	365,412,539	1,740,867	—	367,153,406
Other Financial Instruments
Futures Contracts (b)	30,025	—	—	30,025
Total Investments in Securities and Other Financial Instruments	$ 365,442,564	$ 1,740,867	$ —	$ 367,183,431

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM VP MacKay Strategic Bond Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 99.1%
Asset-Backed Securities 11.9%
Automobile Asset-Backed Securities 4.6%
Ally Bank Auto Credit-Linked Notes (a)
Series 2024-B, Class G
11.395%, due 9/15/32	$ 512,785	$ 522,298
Series 2024-A, Class G
12.748%, due 5/17/32	738,367	763,227
Bridgecrest Lending Auto Securitization Trust
Series 2025-3, Class E
6.62%, due 5/17/32 (a)	1,125,000	1,124,266
CarMax Auto Owner Trust
Series 2024-1, Class D
6.00%, due 7/15/30	1,300,000	1,322,057
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	1,205,000	1,208,570
Series 2025-A, Class D
5.86%, due 7/15/31	1,005,000	1,023,282
Exeter Automobile Receivables Trust
Series 2025-3A, Class D
5.57%, due 10/15/31	1,300,000	1,308,777
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	1,155,000	1,129,508
Series 2025-4A, Class E
6.99%, due 4/15/33 (a)	880,000	867,372
Series 2025-5A, Class E
7.15%, due 6/15/33 (a)	795,000	784,678
Series 2025-3A, Class E
7.52%, due 12/15/32 (a)	1,400,000	1,407,344
Flagship Credit Auto Trust (a)
Series 2021-4, Class C
1.96%, due 12/15/27	188,321	187,972
Series 2021-4, Class D
2.26%, due 12/15/27	2,765,000	2,662,086
Series 2021-2, Class E
3.16%, due 9/15/28	1,570,000	1,541,246
Series 2021-3, Class E
3.32%, due 12/15/28	1,535,000	1,394,791
Series 2020-1, Class E
3.52%, due 6/15/27	694,260	693,587
Series 2022-1, Class D
3.64%, due 3/15/28	985,000	965,450
Series 2021-4, Class E
4.03%, due 3/15/29	770,000	522,494
Series 2020-3, Class E
4.98%, due 12/15/27	790,433	790,483
Series 2022-2, Class D
5.80%, due 4/17/28	1,490,000	1,336,886

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class E
8.35%, due 10/15/29 (a)	$ 685,000	$ 702,271
Hertz Vehicle Financing III LLC
Series 2025-6A, Class D
8.30%, due 5/25/32 (a)	800,000	793,658
Huntington Bank Auto Credit-Linked Notes (a)(b)
Series 2024-2, Class D
7.673% (SOFR 30A + 4.00%), due 10/20/32	387,206	386,216
Series 2024-1, Class E
11.923% (SOFR 30A + 8.25%), due 5/20/32	474,590	473,201
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	580,040	606,681
		24,518,401
Home Equity Asset-Backed Security 0.3%
RCKT Mortgage Trust
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (a)(c)	1,327,418	1,334,134
Other Asset-Backed Securities 7.0%
AGL CLO 17 Ltd.
Series 2022-17A, Class BR
5.07% (3 Month SOFR + 1.40%), due 1/21/35 (a)(b)	1,350,000	1,335,057
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	1,170,753	1,134,993
Series 2019-1, Class B
3.85%, due 2/15/28	702,199	686,402
Series 2021-1, Class B
3.95%, due 7/11/30	1,027,500	979,870
Series 2015-2, Class A
4.00%, due 9/22/27	263,108	258,056
Apex Credit CLO Ltd.
Series 2022-1A, Class D1R
7.169% (3 Month SOFR + 3.50%), due 10/22/38 (a)(b)	800,000	763,472
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.418% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	700,000	697,978
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.62% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	600,000	570,971
Bayfront Labs VII Pte. Ltd.
Series 7A, Class A
4.958% (SOFR + 1.28%), due 4/11/48 (a)(b)	1,100,000	1,099,069

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
BXDL Static CLO LLC
Series 2025-1A, Class A1
4.97% (3 Month SOFR + 1.30%), due 7/20/35 (a)(b)	$ 737,542	$ 736,682
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,133,824	949,974
Series 2021-1A, Class B1
1.98%, due 3/15/61	1,983,852	1,208,526
Series 2020-1, Class A2
1.99%, due 7/15/60	903,043	734,423
Series 2020-1, Class B1
2.28%, due 7/15/60	1,300,608	799,873
Consolidated Communications LLC
Series 2025-4A, Class A2
5.522%, due 12/20/55 (a)	1,010,000	1,016,025
DataBank Issuer II LLC
Series 2025-1A, Class A2
5.18%, due 9/27/55 (a)	450,000	436,506
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.24% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	1,200,000	1,197,274
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
5.86% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)	900,000	893,869
Golub Capital Partners CLO 78M Ltd.
Series 2025-78A, Class A1
5.05% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	1,055,000	1,044,282
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	748,289	735,708
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.272% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	750,000	750,076
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2
5.219%, due 2/25/56 (a)	1,120,000	1,116,809
Kohlberg Credit CLO LLC
Series 2026-1A, Class A
5.19% (3 Month SOFR + 1.48%), due 4/15/38 (a)(b)	850,000	849,958
Magnetite 50 Ltd.
Series 2025-50A, Class A1
4.948% (3 Month SOFR + 1.28%), due 7/25/38 (a)(b)	1,250,000	1,251,857
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	1,485,000	1,252,636
Series 2020-HA, Class B
2.78%, due 1/15/69	840,000	729,576

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.038% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	$ 1,050,000	$ 1,050,087
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.768% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	800,000	784,986
QTS Issuer ABS II LLC
Series 2026-3A, Class A2
6.156%, due 1/5/56 (a)	1,050,000	1,031,249
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.128% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	650,000	650,198
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.068% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	1,100,000	1,100,384
RIN V LLC
Series 2023-2A, Class A1R
5.007% (3 Month SOFR + 1.34%), due 10/14/36 (a)(b)	1,300,000	1,296,680
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.068% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	845,000	845,346
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.622% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	700,000	702,199
Subway Funding LLC
Series 2024-1A, Class A2II
6.268%, due 7/30/54 (a)	952,937	961,216
Switch ABS Issuer LLC
Series 2025-2A, Class B
6.244%, due 10/25/55 (a)	755,000	737,092
Tricon American Homes
Series 2020-SFR1, Class C
2.249%, due 7/17/38 (a)	1,780,000	1,764,004
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	920,000	904,361
Zayo Issuer LLC
Series 2025-2A, Class B
6.586%, due 6/20/55 (a)	1,825,000	1,867,454
		36,925,178
Total Asset-Backed Securities (Cost $64,901,636)		62,777,713
Corporate Bonds 43.8%
Aerospace & Defense 0.3%
Moog, Inc.
5.50%, due 10/15/34 (a)	1,745,000	1,750,482

	Principal Amount	Value
Corporate Bonds
Agriculture 0.1%
MHP Lux SA
10.50%, due 7/28/29 (a)	$ 395,000	$ 397,540
Airlines 1.9%
American Airlines, Inc. (a)
5.50%, due 4/20/26	136,666	136,719
5.75%, due 4/20/29	3,255,000	3,237,196
Avianca Midco 2 plc
9.50%, due 1/28/31 (a)	366,000	335,805
Series Reg S
9.625%, due 2/14/30 (d)	1,650,000	1,542,750
Azul Secured Finance LLP
9.875%, due 2/15/31 (a)	578,000	528,509
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	2,057,917	2,054,944
Grupo Aeromexico SAB de CV
Series Reg S
8.25%, due 11/15/29	214,000	206,242
8.625%, due 11/15/31 (a)	350,000	336,000
Series Reg S
8.625%, due 11/15/31	286,000	274,560
Pegasus Hava Tasimaciligi A/S
Series Reg S
8.00%, due 9/11/31 (d)	1,300,000	1,290,406
		9,943,131
Auto Manufacturers 1.8%
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	1,380,000	1,362,123
6.80%, due 5/12/28	1,645,000	1,694,515
General Motors Financial Co., Inc.
2.35%, due 1/8/31 (d)	908,000	808,887
2.70%, due 6/10/31	1,635,000	1,466,735
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	4,030,000	3,960,903
		9,293,163
Auto Parts & Equipment 0.3%
American Axle & Manufacturing, Inc.
6.375%, due 10/15/32 (a)	1,045,000	1,034,282
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30	770,000	752,967
		1,787,249
Banks 5.6%
Akbank TAS (b)(e)
7.95% (5 Year Treasury Constant Maturity Rate + 4.221%), due 2/19/31 (a)	200,000	190,218

	Principal Amount	Value
Corporate Bonds
Banks
Akbank TAS (b)(e)
Series Reg S
9.369% (5 Year Treasury Constant Maturity Rate + 5.27%), due 3/14/29	$ 825,000	$ 827,720
Bank of Georgia JSC
Series Reg S
9.50% (5 Year SOFR + 5.618%), due 7/16/29 (b)(e)	775,000	804,984
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(e)	2,340,000	2,218,802
4.521%, due 2/24/32 (f)	355,000	347,223
BNP Paribas SA (a)(b)(e)
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27	940,000	925,586
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31	1,135,000	1,010,009
BPCE SA
4.76%, due 1/13/32 (a)(f)	795,000	783,984
Citizens Financial Group, Inc.
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (b)	1,300,000	1,288,297
Deutsche Bank AG
3.035%, due 5/28/32 (f)	640,000	579,508
4.875% (5 Year USD Interest Rate Swap + 2.553%), due 12/1/32 (b)	1,820,000	1,812,051
First Horizon Bank
5.75%, due 5/1/30	1,795,000	1,821,689
Huntington Bancshares, Inc.
5.605% (5 Year Treasury Constant Maturity Rate + 1.35%), due 1/28/41 (b)	730,000	712,409
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	2,515,000	2,352,460
KeyCorp
6.401%, due 3/6/35 (f)	785,000	832,290
Morgan Stanley
2.484%, due 9/16/36 (f)	1,605,000	1,380,922
NatWest Group plc
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (b)(e)	1,825,000	1,635,676
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (f)	1,270,000	1,309,610
Societe Generale SA (a)(b)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,210,000	1,205,517
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,745,000	1,635,529
Standard Chartered plc
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 3.574%), due 3/8/30 (b)(e)	1,800,000	1,869,455
UBS Group AG (a)
3.091%, due 5/14/32 (f)	895,000	820,783
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(e)	1,645,000	1,451,217
USB Realty Corp.
5.081% (3 Month SOFR + 1.409%), due 1/15/27 (a)(b)(e)	990,000	868,849
Valley National Bancorp
3.00%, due 6/15/31 (f)	965,000	926,871
		29,611,659

	Principal Amount	Value
Corporate Bonds
Building Materials 1.0%
AmeriTex HoldCo Intermediate LLC
7.625%, due 8/15/33 (a)	$ 775,000	$ 799,991
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	1,035,000	1,064,452
Masterbrand, Inc.
7.00%, due 7/15/32 (a)(d)	695,000	679,042
MIWD Holdco II LLC
5.50%, due 2/1/30 (a)(d)	1,670,000	1,442,424
Sisecam UK plc
8.375%, due 1/23/33 (a)	1,040,000	1,032,101
		5,018,010
Chemicals 0.9%
Alpek SAB de CV
3.25%, due 2/25/31 (a)(d)	1,085,000	910,313
Celanese US Holdings LLC
7.20%, due 11/15/33 (c)(d)	1,605,000	1,712,111
Huntsman International LLC
4.50%, due 5/1/29	2,000,000	1,870,218
Sasol Financing USA LLC
8.75%, due 4/10/33 (a)	385,000	385,000
		4,877,642
Coal 0.2%
SunCoke Energy, Inc.
4.875%, due 6/30/29 (a)	1,390,000	1,254,285
Commercial Services 0.4%
Kaspi.kz JSC
Series Reg S
6.25%, due 3/26/30	500,000	502,912
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	1,390,000	1,359,390
		1,862,302
Cosmetics & Personal Care 0.3%
Coty, Inc.
4.75%, due 1/15/29 (a)	1,560,000	1,518,350
Diversified Financial Services 2.6%
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(e)	865,000	802,985
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	2,340,000	2,313,570
4.70%, due 1/30/31	740,000	725,123
5.75%, due 11/15/29	1,505,000	1,542,082

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Bread Financial Holdings, Inc. (a)
6.75%, due 5/15/31	$ 1,255,000	$ 1,245,270
8.375% (5 Year Treasury Constant Maturity Rate + 4.30%), due 6/15/35 (b)(d)	870,000	879,632
Capital One Financial Corp.
4.722%, due 1/30/32 (f)	830,000	817,412
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,570,000	1,626,711
OneMain Finance Corp.
6.75%, due 3/15/32	1,177,000	1,141,969
Synchrony Financial
7.25%, due 2/2/33	1,620,000	1,654,638
VFH Parent LLC
7.50%, due 6/15/31 (a)	1,025,000	1,053,196
		13,802,588
Electric 4.0%
AES Andes SA
Series Reg S
8.15% (5 Year Treasury Constant Maturity Rate + 3.835%), due 6/10/55 (b)	700,000	734,787
Alpha Generation LLC
6.75%, due 10/15/32 (a)	1,155,000	1,171,901
Aydem Yenilenebilir Enerji A/S
9.875%, due 9/30/30 (a)	937,000	913,942
Clearway Energy Operating LLC
5.75%, due 1/15/34 (a)	1,095,000	1,076,057
Edison International (b)
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54	675,000	691,465
8.125% (5 Year Treasury Constant Maturity Rate + 3.864%), due 6/15/53	630,000	641,408
Emera US Finance LLC
Series A
6.65% (5 Year Treasury Constant Maturity Rate + 2.866%), due 10/1/56 (b)	1,100,000	1,100,069
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	900,000	819,394
IPALCO Enterprises, Inc.
5.75%, due 4/1/34	1,200,000	1,191,645
Kentucky Power Co.
7.00%, due 11/15/33 (a)	1,205,000	1,295,780
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,210,000	800,042
PacifiCorp (b)
7.125% (5 Year Treasury Constant Maturity Rate + 3.292%), due 8/15/56	900,000	850,211
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55	195,000	186,330
ReNew Treasury IFSC Pvt. Ltd.
6.50%, due 2/2/31 (a)	359,000	348,329
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	1,290,000	1,254,537
Southern Co. (The)
6.00% (5 Year Treasury Constant Maturity Rate + 1.993%), due 4/1/58 (b)	1,205,000	1,211,039

	Principal Amount	Value
Corporate Bonds
Electric
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	$ 1,505,000	$ 1,557,596
VoltaGrid LLC
7.375%, due 11/1/30 (a)	760,000	784,935
XPLR Infrastructure Operating Partners LP (a)(d)
7.25%, due 1/15/29	2,095,000	2,156,103
8.375%, due 1/15/31	820,000	863,215
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	1,570,000	1,380,726
		21,029,511
Electrical Components & Equipment 0.2%
Energizer Holdings, Inc.
4.375%, due 3/31/29 (a)	1,155,000	1,098,999
Engineering & Construction 0.1%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	650,000	649,591
Entertainment 0.2%
Penn Entertainment, Inc.
6.75%, due 4/1/31 (a)	1,045,000	1,014,924
Food 0.8%
JBS NV
6.375%, due 2/25/55	1,370,000	1,365,266
Post Holdings, Inc. (a)
4.50%, due 9/15/31	345,000	320,785
4.625%, due 4/15/30	758,000	727,684
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)(d)	2,005,000	1,832,819
		4,246,554
Forest Products & Paper 0.3%
Suzano Austria GmbH
3.75%, due 1/15/31	1,880,000	1,746,314
Gas 0.2%
National Fuel Gas Co.
2.95%, due 3/1/31	1,195,000	1,086,336
Healthcare-Services 0.4%
Molina Healthcare, Inc.
6.50%, due 2/15/31 (a)	1,160,000	1,140,402

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	$ 1,090,000	$ 1,130,330
		2,270,732
Housewares 0.3%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	1,390,000	1,434,758
Insurance 0.7%
Lincoln National Corp.
6.272% (3 Month SOFR + 2.619%), due 5/17/66 (b)	3,253,000	2,666,172
Prudential Financial, Inc.
4.50%, due 9/15/47 (d)(f)	940,000	916,883
		3,583,055
Internet 1.4%
Cogent Communications Group LLC
7.00%, due 6/15/27 (a)(d)	1,670,000	1,651,885
Prosus NV
Series Reg S
4.027%, due 8/3/50	1,100,000	735,817
Series Reg S
4.987%, due 1/19/52	2,200,000	1,676,370
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	1,430,000	1,523,805
Wayfair LLC
6.75%, due 11/15/32 (a)	1,990,000	2,005,108
		7,592,985
Investment Companies 0.4%
GACI First Investment Co.
Series Reg S
5.375%, due 1/29/54	2,408,000	2,097,923
Iron & Steel 0.8%
Eregli Demir ve Celik Fabrikalari TAS
8.375%, due 7/23/29 (a)	950,000	969,862
Metinvest BV
Series Reg S
8.50%, due 4/23/26	1,125,000	1,063,231
Mineral Resources Ltd. (a)
7.00%, due 4/1/31	280,000	286,138
9.25%, due 10/1/28	1,725,000	1,787,311
		4,106,542
Leisure Time 0.8%
Carnival Corp.
5.75%, due 8/1/32 (a)	1,605,000	1,604,478

	Principal Amount	Value
Corporate Bonds
Leisure Time
NCL Corp. Ltd.
6.75%, due 2/1/32 (a)	$ 1,060,000	$ 1,051,957
NCL Finance Ltd.
6.125%, due 3/15/28 (a)	1,505,000	1,517,931
		4,174,366
Lodging 1.1%
Las Vegas Sands Corp.
5.625%, due 6/15/28	1,580,000	1,600,575
6.20%, due 8/15/34	2,850,000	2,920,354
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	1,260,000	1,245,566
		5,766,495
Machinery—Construction & Mining 0.3%
Terex Corp.
6.25%, due 10/15/32 (a)	1,270,000	1,278,278
Media 0.8%
Charter Communications Operating LLC
6.10%, due 6/1/29	1,400,000	1,450,192
Paramount Global
4.95%, due 1/15/31	1,920,000	1,778,522
Univision Communications, Inc.
4.50%, due 5/1/29 (a)	1,130,000	1,061,625
		4,290,339
Mining 1.8%
AngloGold Ashanti Holdings plc
3.375%, due 11/1/28	1,500,000	1,441,840
Compass Minerals International, Inc.
8.00%, due 7/1/30 (a)	880,000	910,638
Freeport Indonesia PT
Series Reg S
5.315%, due 4/14/32	1,180,000	1,173,097
Series Reg S
6.20%, due 4/14/52	1,000,000	967,470
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,000,000	1,026,051
Vedanta Resources Finance II plc
10.875%, due 9/17/29 (a)	1,200,000	1,254,469
Series Reg S
10.875%, due 9/17/29	550,000	574,965
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	1,875,000	1,845,033
		9,193,563

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing 0.3%
Textron Financial Corp.
5.649% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	$ 1,705,000	$ 1,526,936
Oil & Gas 4.1%
ADNOC Murban RSC Ltd.
Series Reg S
5.125%, due 9/11/54	1,800,000	1,547,987
Azule Energy Finance plc (a)
8.125%, due 1/23/30	543,000	548,445
8.625%, due 1/22/33	480,000	482,777
California Resources Corp.
8.25%, due 6/15/29 (a)	1,020,000	1,067,153
CNX Resources Corp.
5.875%, due 3/1/34 (a)	670,000	652,497
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	1,320,000	1,302,883
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)(d)	770,000	739,250
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	1,875,000	1,848,772
KazMunayGas National Co. JSC
Series Reg S
5.375%, due 4/24/30	986,000	995,887
Kosmos Energy Ltd.
Series Reg S
7.50%, due 3/1/28	600,000	577,142
Series Reg S
8.75%, due 10/1/31	1,240,000	1,081,528
Matador Resources Co.
6.00%, due 4/15/34 (a)	650,000	645,890
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	1,530,000	1,529,050
Nabors Industries, Inc.
7.625%, due 11/15/32 (a)	1,030,000	1,054,357
Raizen Fuels Finance SA
6.95%, due 3/5/54 (a)	1,893,000	998,557
SM Energy Co.
6.625%, due 4/15/34 (a)	1,230,000	1,226,525
Sunoco LP (a)
5.375%, due 7/15/31	690,000	684,457
5.625%, due 7/15/34	690,000	679,447
Transocean International Ltd.
8.75%, due 2/15/30 (a)	777,000	808,230
Tullow Oil plc
Series Reg S
10.25%, due 5/15/26	2,275,000	2,135,656

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Valaris Ltd.
8.375%, due 4/30/30 (a)	$ 1,160,000	$ 1,201,982
		21,808,472
Oil & Gas Services 0.3%
SESI LLC
7.875%, due 9/30/30 (a)	770,000	785,178
Yinson Boronia Production BV
Series Reg S
8.947%, due 7/31/42 (d)	864,600	935,964
		1,721,142
Packaging & Containers 0.4%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	78,000	78,008
Cascades, Inc.
6.75%, due 7/15/30 (a)	1,045,000	1,054,144
Clydesdale Acquisition Holdings, Inc.
6.75%, due 4/15/32 (a)	1,055,000	998,182
		2,130,334
Pipelines 1.9%
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	1,615,000	1,535,448
DCP Midstream Operating LP
3.25%, due 2/15/32	2,490,000	2,263,320
Delek Logistics Partners LP
7.125%, due 6/1/28 (a)	795,000	794,328
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(e)	2,190,000	2,185,605
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,310,000	2,103,332
Western Midstream Operating LP
5.25%, due 2/1/50 (c)	1,165,000	982,583
		9,864,616
Real Estate 0.8%
Alpha Star Holding VIII Ltd.
Series Reg S
8.375%, due 4/12/27 (d)	1,000,000	990,493
Arabian Centres Sukuk III Ltd.
Series Reg S
9.50%, due 3/6/29	769,000	776,665
Dar Al-Arkan Sukuk Co. Ltd.
Series Reg S
6.875%, due 2/26/27	550,000	547,006

	Principal Amount	Value
Corporate Bonds
Real Estate
MAF Global Securities Ltd.
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 4.893%), due 6/30/27 (b)(e)	$ 1,100,000	$ 1,086,248
Omniyat Sukuk 1 Ltd.
Series Reg S
7.25%, due 3/16/29	600,000	496,419
Series Reg S
8.375%, due 5/6/28 (d)	500,000	444,376
		4,341,207
Real Estate Investment Trusts 1.5%
GLP Capital LP
5.625%, due 3/1/36	1,265,000	1,230,337
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	835,000	846,533
Park Intermediate Holdings LLC
5.875%, due 10/1/28 (a)	1,840,000	1,831,153
Starwood Property Trust, Inc. (a)
3.625%, due 7/15/26	1,790,000	1,779,023
6.00%, due 4/15/30	1,250,000	1,247,576
Trust 2401
7.70%, due 1/23/32 (a)	707,000	755,394
Trust Fibra Uno
8.25%, due 1/23/37 (a)	150,000	164,695
		7,854,711
Retail 1.5%
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	1,790,000	1,806,865
CK Hutchison International 24 II Ltd.
Series Reg S
4.75%, due 9/13/34	1,000,000	984,053
El Puerto de Liverpool SAB de CV
6.658%, due 1/22/37 (a)	571,000	585,275
Macy's Retail Holdings LLC
6.125%, due 3/15/32 (a)(d)	1,320,000	1,296,689
PetSmart LLC
7.50%, due 9/15/32 (a)	1,290,000	1,296,282
Sally Holdings LLC
6.75%, due 4/1/32 (d)	315,000	322,454
Staples, Inc.
10.75%, due 9/1/29 (a)	675,000	624,253
Victra Holdings LLC
8.75%, due 9/15/29 (a)(d)	1,110,000	1,152,022
		8,067,893
Semiconductors 0.3%
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)	1,345,000	1,366,693

	Principal Amount	Value
Corporate Bonds
Software 0.8%
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	$ 1,235,000	$ 1,204,829
8.25%, due 6/30/32	1,110,000	1,052,763
OAK-Eagle AcquireCo, Inc.
7.25%, due 7/1/33 (a)	775,000	802,973
Salesforce, Inc.
5.55%, due 3/15/36	1,220,000	1,216,205
		4,276,770
Telecommunications 1.7%
AT&T, Inc.
3.50%, due 9/15/53	1,005,000	659,015
Axian Telecom Holding & Management plc
7.25%, due 7/11/30 (a)	840,000	829,890
Iliad Holding SAS
8.50%, due 4/15/31 (a)	1,110,000	1,161,407
Silk Road Group Holding LLC
Series Reg S
7.50%, due 9/15/30	500,000	498,565
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31 (a)	1,100,000	1,087,342
Total Play Telecomunicaciones SA de CV
Series Reg S
10.50%, due 12/31/28	750,000	714,255
Series Reg S
11.125%, due 12/31/32	200,000	180,871
Uniti Services LLC
7.50%, due 10/15/33 (a)(d)	1,295,000	1,346,349
Veon Midco BV
Series Reg S
3.375%, due 11/25/27	1,100,000	1,041,029
WULF Compute LLC
7.75%, due 10/15/30 (a)	1,280,000	1,352,550
		8,871,273
Transportation 0.1%
Danaos Corp.
6.875%, due 10/15/32 (a)	710,000	721,437
Water 0.1%
Aegea Finance SARL
9.00%, due 1/20/31 (a)	630,000	613,463
Total Corporate Bonds (Cost $235,918,110)		230,942,613

	Principal Amount	Value
Foreign Government Bonds 7.9%
Angola 0.3%
Angola Government Bond (a)
8.75%, due 4/14/32	$ 800,000	$ 777,254
9.375%, due 3/31/33	891,000	880,335
		1,657,589
Argentina 1.0%
Argentina Government Bond
1.00%, due 7/9/29	1,680,000	1,471,764
3.50%, due 7/9/41 (c)	752,000	500,456
4.125%, due 7/9/35 (c)	1,182,631	851,494
Province of Santa Fe
8.10%, due 12/11/34 (a)	1,058,000	1,008,327
Provincia de Cordoba
8.60%, due 2/3/35 (a)	524,000	500,420
YPF SA
8.25%, due 1/17/34 (a)	770,000	784,353
		5,116,814
Bahamas 0.2%
Bahamas Government Bond
Series Reg S
8.25%, due 6/24/36	900,000	960,147
Chile 0.4%
Corp. Nacional del Cobre de Chile
6.44%, due 1/26/36 (a)	1,400,000	1,475,359
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	777,000	704,133
		2,179,492
Colombia 0.5%
Colombia Government Bond
7.75%, due 11/7/36	1,360,000	1,389,852
Ecopetrol SA
5.875%, due 5/28/45	1,090,000	802,055
8.375%, due 1/19/36	470,000	476,520
		2,668,427
Cote D'Ivoire 0.3%
Ivory Coast Government Bond
6.75%, due 2/25/41 (a)	1,050,000	922,035
Series Reg S
8.25%, due 1/30/37	680,000	697,676
		1,619,711
Dominican Republic 0.3%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,850,000	1,702,740

	Principal Amount	Value
Foreign Government Bonds
Ecuador 0.3%
Ecuador Government Bond
Series Reg S
6.90%, due 7/31/35 (c)	$ 1,187,000	$ 1,044,774
8.75%, due 1/29/34 (a)	540,000	529,200
		1,573,974
Israel 0.2%
Israel Government Bond
5.75%, due 3/12/54	1,040,000	966,672
Kenya 0.1%
Kenya Government Bond
8.80%, due 10/9/38 (a)	772,000	709,114
Mexico 0.2%
Mexico Government Bond
6.338%, due 5/4/53	1,000,000	929,250
Petroleos Mexicanos
10.00%, due 2/7/33	275,000	313,294
		1,242,544
Morocco 0.4%
OCP SA
Series Reg S
6.875%, due 4/25/44	2,000,000	1,996,127
Paraguay 0.2%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,050,000	1,043,175
Poland 0.2%
Poland Government Bond
5.125%, due 9/18/34	1,000,000	1,004,914
Romania 0.2%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31	1,266,000	1,111,394
Saudi Arabia 0.4%
KSA Sukuk Ltd.
Series Reg S
5.25%, due 6/4/34	1,890,000	1,901,718

	Principal Amount	Value
Foreign Government Bonds
Saudi Arabia
Saudi Government Bond
Series Reg S
4.875%, due 7/18/33	$ 310,000	$ 306,184
		2,207,902
Supranational 2.2%
Africa Finance Corp.
Series Reg S
5.55%, due 10/8/29 (d)	1,000,000	1,005,662
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30 (a)(b)(e)	1,510,000	1,514,272
African Development Bank
(zero coupon), due 4/5/46	ZAR 73,200,000	714,317
5.75% (5 Year Treasury Constant Maturity Rate + 1.575%), due 5/7/34 (b)(e)	$ 1,500,000	1,461,014
African Export-Import Bank (The)
Series Reg S
3.994%, due 9/21/29	2,000,000	1,862,836
Arab Energy Fund (The)
Series Reg S
3.985%, due 6/30/28	1,000,000	990,206
Banque Ouest Africaine de Developpement
Series Reg S
4.70%, due 10/22/31	2,050,000	1,878,672
Series Reg S
8.20% (5 Year Treasury Constant Maturity Rate + 4.215%), due 2/13/55 (b)	1,000,000	983,279
European Bank for Reconstruction & Development
(zero coupon), due 2/2/32	BRL 5,530,000	545,071
(zero coupon), due 7/11/36	TRY 588,520,000	788,573
		11,743,902
Ukraine 0.2%
Ukraine Government Bond (c)
4.50%, due 2/1/29 (a)	$ 634,571	446,589
Series Reg S
4.50%, due 2/1/29	740,799	521,348
		967,937
Uzbekistan 0.3%
Uzbekistan Government Bond
Series Reg S
7.85%, due 10/12/28 (d)	1,300,000	1,359,104
Total Foreign Government Bonds (Cost $41,847,328)		41,831,679
Loan Assignments 4.5%
Automobile 0.6%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.20% (3 Month SOFR + 4.50%), due 5/28/32 (b)	1,037,380	1,027,525

	Principal Amount	Value
Loan Assignments
Automobile
LSF12 Helix Parent LLC
First Lien Term Loan B
7.168% (1 Month SOFR + 3.50%), due 2/10/33 (b)	$ 1,035,000	$ 1,019,475
Mavis Tire Express Services Topco Corp.
First Lien 2025 Incremental Term Loan
6.668% (1 Month SOFR + 3.00%), due 5/4/28 (b)	1,050,000	1,048,141
		3,095,141
Cargo Transport 0.3%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.422% (3 Month SOFR + 1.75%), due 4/10/31 (b)	1,369,150	1,361,216
Chemicals, Plastics & Rubber 0.7%
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.018% (1 Month SOFR + 4.25%), due 4/2/29 (b)	1,481,682	1,137,191
Magnera Corp.
First Lien Term Loan
7.923% (3 Month SOFR + 4.25%), due 11/4/31 (b)	2,752,343	2,635,369
		3,772,560
Diversified/Conglomerate Service 0.2%
TruGreen LP
First Lien Term Loan B
7.767% (3 Month SOFR + 4.00%), due 11/2/27 (b)	912,778	867,139
Finance 0.4%
Arches Buyer, Inc.
First Lien New Term Loan
7.023% (1 Month SOFR + 3.25%), due 12/6/27 (b)	1,085,677	1,080,249
Fortress Intermediate 3, Inc.
First Lien Term Loan B
6.669% (1 Month SOFR + 3.00%), due 6/27/31 (b)	1,262,266	1,251,221
		2,331,470
Healthcare 0.2%
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
6.418% (1 Month SOFR + 2.75%), due 9/8/32 (b)	1,034,781	1,023,139
High Tech Industries 0.5%
Ahead DB Holdings LLC
First Lien Term Loan B3
6.20% (3 Month SOFR + 2.50%), due 2/3/31 (b)	1,464,055	1,439,045

	Principal Amount	Value
Loan Assignments
High Tech Industries
Gryphon Acquire NewCo LLC
First Lien Term Loan
6.675% (3 Month SOFR + 3.00%), due 9/13/32 (b)	$ 1,033,000	$ 1,033,000
		2,472,045
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.20% (3 Month SOFR + 3.50%), due 2/3/33 (b)	1,050,000	1,044,094
Media 0.6%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.178% (3 Month SOFR + 5.25%), due 8/2/29 (b)	1,345,234	1,347,671
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.037% (1 Month SOFR + 3.25%), due 1/31/29 (b)	2,115,000	2,033,308
		3,380,979
Retail Store 0.2%
White Cap Supply Holdings LLC
First Lien Tranche Term Loan D
7.173% (1 Month SOFR + 3.50%), due 2/10/33 (b)	1,035,000	981,401
Services: Business 0.3%
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.95% (3 Month SOFR + 3.25%), due 9/13/32 (b)	553,613	555,135
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
6.668% (1 Month SOFR + 3.00%), due 11/19/31 (b)	174,559	170,874
Staples, Inc.
First Lien Closing Date Term Loan
9.414% (3 Month SOFR + 5.75%), due 8/23/29 (b)	1,101,612	996,346
		1,722,355
Services: Consumer 0.1%
Metropolis Technologies, Inc.
First Lien Initial Term Loan
8.98% (6 Month SOFR + 5.25%), due 11/3/32 (b)	820,000	807,700
Software 0.2%
OPAL US LLC
First Lien Facility Term Loan B4
6.70% (3 Month SOFR + 3.00%), due 4/28/32 (b)	885,550	884,812
Total Loan Assignments (Cost $24,368,100)		23,744,051

	Principal Amount	Value
Mortgage-Backed Securities 29.3%
Agency (Collateralized Mortgage Obligations) 8.0%
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (-1 x SOFR 30A + 3.55%), due 10/25/50 (b)(g)	$ 3,219,696	$ 74,832
REMIC, Series 5200, Class SA
(zero coupon) (-1 x SOFR 30A + 3.50%), due 2/25/52 (b)(g)	2,506,638	47,586
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	778,451	642,114
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	596,325	484,774
REMIC, Series 5363
(zero coupon), due 12/25/53	695,417	592,405
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	968,078	615,180
REMIC, Series 5164, Class SA
0.088% (-1 x SOFR 30A + 3.75%), due 11/25/51 (b)(g)	7,586,382	266,755
REMIC, Series 5514, Class SA
1.438% (-1 x SOFR 30A + 5.10%), due 3/25/55 (b)(g)	2,676,452	79,851
REMIC, Series 5471, Class SK
1.688% (-1 x SOFR 30A + 5.35%), due 8/25/54 (b)(g)	3,209,036	114,816
REMIC, Series 5531, Class SD
2.238% (-1 x SOFR 30A + 5.90%), due 4/25/55 (b)(g)	3,590,776	224,831
REMIC, Series 4993, Class KS
2.274% (-1 x SOFR 30A + 5.936%), due 7/25/50 (b)(g)	4,171,790	542,822
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (g)	822,159	128,184
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (g)	1,509,880	149,945
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (g)	2,928,394	504,765
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (g)	2,240,742	398,877
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (g)	1,256,899	198,274
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (g)	3,550,866	586,893
REMIC, Series 5547, Class ES
3.338% (-1 x SOFR 30A + 7.00%), due 6/25/55 (b)(g)	1,467,312	102,433
REMIC, Series 5191
3.50%, due 9/25/50 (g)	1,834,586	324,529
REMIC, Series 5036
3.50%, due 11/25/50 (g)	2,337,721	502,044
REMIC, Series 5040
3.50%, due 11/25/50 (g)	1,160,859	209,410
FHLMC MSCR Trust (a)(b)
REMIC, Series 2026-MN13, Class M2
6.622% (SOFR 30A + 2.95%), due 3/25/46	530,000	529,994
REMIC, Series 2025-MN12, Class B1
8.162% (SOFR 30A + 4.50%), due 11/25/45	1,105,000	1,130,899

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC MSCR Trust (a)(b)
REMIC, Series 2026-MN13, Class B1
8.172% (SOFR 30A + 4.50%), due 3/25/46	$ 635,000	$ 635,188
FHLMC, Strips (g)
Series 311, Class S1
2.163% (-1 x SOFR 30A + 5.836%), due 8/15/43 (b)	3,697,198	376,035
Series 397, Class C61
5.50%, due 1/25/53	1,576,724	303,051
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	886,916	750,491
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,039,743	819,393
REMIC, Series 2025-44, Class SD
1.438% (-1 x SOFR 30A + 5.10%), due 6/25/55 (b)(g)	4,446,236	166,597
REMIC, Series 2024-82, Class DS
1.488% (-1 x SOFR 30A + 5.15%), due 11/25/54 (b)(g)	3,446,284	106,536
REMIC, Series 2022-10, Class SA
2.088% (-1 x SOFR 30A + 5.75%), due 2/25/52 (b)(g)	2,082,216	243,389
REMIC, Series 2025-103, Class SA
2.168% (-1 x SOFR 30A + 5.83%), due 6/25/55 (b)(g)	2,411,044	149,792
REMIC, Series 2016-57, Class SN
2.274% (-1 x SOFR 30A + 5.936%), due 6/25/46 (b)(g)	1,771,861	189,518
REMIC, Series 2019-32, Class SB
2.274% (-1 x SOFR 30A + 5.936%), due 6/25/49 (b)(g)	1,736,796	185,886
REMIC, Series 2020-23, Class PS
2.274% (-1 x SOFR 30A + 5.936%), due 2/25/50 (b)(g)	2,271,522	271,588
REMIC, Series 2016-19, Class SD
2.324% (-1 x SOFR 30A + 5.986%), due 4/25/46 (b)(g)	3,064,467	268,705
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (g)	1,214,808	206,010
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (g)	1,709,332	267,505
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (g)	628,337	72,552
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (g)	3,647,775	645,363
REMIC, Series 2025-18, Class SM
3.438% (-1 x SOFR 30A + 7.10%), due 9/25/54 (b)(g)	1,241,574	104,542
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (g)	2,246,425	479,102
FNMA, Strips (g)
Series 426, Class C32
1.50%, due 2/25/52	6,016,360	567,617
Series 440, Class C46
4.00%, due 10/25/53	4,310,093	902,113
Series 438, Class C34
6.00%, due 8/25/53	2,167,192	484,035

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA, Strips (g)
Series 2024-81
6.00%, due 7/25/54	$ 2,424,213	$ 433,939
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (-1 x 1 Month SOFR + 2.716%), due 1/20/50 (b)(g)	3,378,916	30,542
REMIC, Series 2020-129, Class SB
(zero coupon) (-1 x 1 Month SOFR + 3.086%), due 9/20/50 (b)(g)	4,311,292	45,641
REMIC, Series 2021-16, Class AS
(zero coupon) (-1 x 1 Month SOFR + 2.636%), due 1/20/51 (b)(g)	6,207,865	45,997
REMIC, Series 2021-29, Class AS
(zero coupon) (-1 x SOFR 30A + 2.70%), due 2/20/51 (b)(g)	5,806,795	45,719
REMIC, Series 2021-97, Class SA
(zero coupon) (-1 x SOFR 30A + 2.60%), due 6/20/51 (b)(g)	4,670,058	43,719
REMIC, Series 2021-136, Class SB
(zero coupon) (-1 x SOFR 30A + 3.20%), due 8/20/51 (b)(g)	2,663,987	32,310
REMIC, Series 2021-205, Class DS
(zero coupon) (-1 x SOFR 30A + 3.20%), due 11/20/51 (b)(g)	7,715,514	106,201
REMIC, Series 2021-226, Class SA
(zero coupon) (-1 x SOFR 30A + 1.70%), due 12/20/51 (b)(g)	4,654,464	17,694
REMIC, Series 2022-87, Class SA
(zero coupon) (-1 x SOFR 30A + 3.30%), due 5/20/52 (b)(g)	6,232,250	72,791
REMIC, Series 2022-101, Class SB
(zero coupon) (-1 x SOFR 30A + 3.30%), due 6/20/52 (b)(g)	3,123,035	37,769
REMIC, Series 2022-107, Class SA
(zero coupon) (-1 x SOFR 30A + 3.47%), due 6/20/52 (b)(g)	15,731,159	175,173
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,263,065	1,020,845
REMIC, Series 2023-53
(zero coupon), due 4/20/53	523,226	428,291
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	631,833	531,804
REMIC, Series 2021-158, Class SB
0.027% (-1 x SOFR 30A + 3.70%), due 9/20/51 (b)(g)	4,060,259	124,430
REMIC, Series 2022-78, Class S
0.027% (-1 x SOFR 30A + 3.70%), due 4/20/52 (b)(g)	3,301,376	63,775
REMIC, Series 2024-51, Class SX
1.527% (-1 x SOFR 30A + 5.20%), due 3/20/54 (b)(g)	10,565,369	421,998
REMIC, Series 2023-80, Class SA
1.577% (-1 x SOFR 30A + 5.25%), due 6/20/53 (b)(g)	5,521,163	243,053
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (g)	1,642,488	199,358
REMIC, Series 2020-188
2.00%, due 12/20/50 (g)	3,332,351	377,779
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	529,554	433,426
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (g)	2,717,324	322,810

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2020-183, Class HT
2.097% (-1 x SOFR 30A + 5.77%), due 12/20/50 (b)(g)	$ 3,743,731	$ 467,501
REMIC, Series 2022-190, Class HS
2.26% (-1 x 1 Month SOFR + 5.936%), due 2/20/50 (b)(g)	7,108,611	768,067
REMIC, Series 2020-34, Class SC
2.26% (-1 x 1 Month SOFR + 5.936%), due 3/20/50 (b)(g)	3,228,189	403,381
REMIC, Series 2025-131, Class S
2.377% (-1 x SOFR 30A + 6.05%), due 8/20/55 (b)(g)	1,886,617	145,781
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(g)	4,105,149	590,867
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (g)	1,033,341	155,754
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (g)	2,575,866	360,584
REMIC, Series 2020-146, Class SA
2.51% (-1 x 1 Month SOFR + 6.186%), due 10/20/50 (b)(g)	2,297,710	307,945
REMIC, Series 2020-167, Class SN
2.51% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(g)	1,406,728	192,254
REMIC, Series 2021-179, Class SA
2.51% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(g)	3,527,721	493,230
REMIC, Series 2020-189, Class SU
2.51% (-1 x 1 Month SOFR + 6.186%), due 12/20/50 (b)(g)	813,845	115,417
REMIC, Series 2021-46, Class TS
2.51% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(g)	1,665,468	217,090
REMIC, Series 2021-57, Class SA
2.51% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(g)	5,387,930	694,755
REMIC, Series 2021-57, Class SD
2.51% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(g)	2,187,244	290,522
REMIC, Series 2021-96, Class NS
2.51% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(g)	4,247,527	546,418
REMIC, Series 2021-96, Class SN
2.51% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(g)	3,056,117	381,044
REMIC, Series 2021-97, Class SM
2.51% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(g)	3,213,955	439,007
REMIC, Series 2021-122, Class HS
2.51% (-1 x 1 Month SOFR + 6.186%), due 7/20/51 (b)(g)	3,064,857	423,374
REMIC, Series 2021-96, Class JS
2.56% (-1 x 1 Month SOFR + 6.236%), due 6/20/51 (b)(g)	2,830,157	403,252
REMIC, Series 2023-86, Class SE
2.977% (-1 x SOFR 30A + 6.65%), due 9/20/50 (b)(g)	2,112,039	315,686
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (g)	4,381,005	727,459
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (g)	1,981,076	331,907
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (g)	438,332	64,760

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (g)	$ 1,519,670	$ 273,494
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (g)	2,471,309	431,515
REMIC, Series 2022-207
3.00%, due 8/20/51 (g)	2,237,648	389,981
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (g)	3,214,898	542,097
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (g)	4,237,432	729,717
REMIC, Series 2023-60, Class ES
3.854% (-2 x SOFR 30A + 11.20%), due 4/20/53 (b)	1,081,201	999,292
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (g)	1,972,260	450,788
REMIC, Series 2023-66, Class MP
4.954% (-2 x SOFR 30A + 12.30%), due 5/20/53 (b)	1,521,930	1,440,844
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2025-01, Class M2
6.762% (SOFR 30A + 3.10%), due 5/25/55	1,030,000	1,030,490
Series 2019-01, Class B10
9.276% (SOFR 30A + 5.614%), due 10/25/49	2,500,000	2,545,465
Series 2020-01, Class CE
11.276% (SOFR 30A + 7.614%), due 3/25/50	2,575,000	2,659,054
		42,231,077
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 11.9%
BAMLL Commercial Mortgage Securities Trust (a)
Series 2016-ISQ, Class A
2.848%, due 8/14/34	1,430,000	1,186,900
Series 2014-520M, Class A
4.185%, due 8/15/46 (h)	875,000	791,486
BANK
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	3,125,000	2,455,710
Series 2017-BNK6, Class D
3.10%, due 7/15/60 (a)	2,000,000	1,750,733
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (i)	930,000	822,154
Benchmark Mortgage Trust (h)
Series 2018-B6, Class D
3.086%, due 10/10/51 (a)	1,280,000	967,321
Series 2019-B14, Class C
3.761%, due 12/15/62	1,660,000	1,170,859
BF Mortgage Trust
Series 2019-NYT, Class F
6.97% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	1,835,000	1,596,459

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BOFAS Re-REMIC Trust (a)(i)
Series 2026-FRR8, Class B746
2.493%, due 4/27/54	$ 695,000	$ 636,335
Series 2026-FRR8, Class C746
2.516%, due 4/27/54	505,000	459,823
BSST Mortgage Trust
Series 2022-1700, Class A
4.973% (1 Month SOFR + 1.30%), due 2/15/37 (a)(b)	1,305,000	1,150,535
BWAY Mortgage Trust
Series 2013-1515, Class C
3.446%, due 3/10/33 (a)	1,045,000	955,317
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
9.649% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	830,000	826,478
BX Trust (a)
Series 2025-ARIA, Class C
5.517%, due 12/13/42 (h)	1,470,000	1,464,533
Series 2025-VLT7, Class E
7.423% (1 Month SOFR + 3.75%), due 7/15/44 (b)	570,000	564,314
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	2,214,000	1,791,905
Commercial Mortgage Trust (a)
Series 2020-CX, Class D
2.683%, due 11/10/46 (h)	2,080,000	1,575,519
Series 2014-CR20, Class D
3.222%, due 11/10/47	519,865	369,104
Series 2013-CR6, Class D
3.872%, due 3/10/46 (h)	470,000	436,533
Series 2016-DC2, Class D
3.977%, due 2/10/49 (h)	3,225,000	2,944,360
Series 2018-HCLV, Class A
4.969% (1 Month SOFR + 1.296%), due 9/15/33 (b)	1,410,000	1,327,393
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
4.758%, due 5/10/44 (a)(h)	2,050,000	840,479
DLIC Re-REMIC Trust
Series 2025-FRR1, Class C104
1.631%, due 12/27/52 (a)(i)	1,430,000	1,208,805
Durst Commercial Mortgage Trust
Series 2025-151, Class D
6.338%, due 8/10/42 (a)(h)	1,345,000	1,374,103
FHLMC MSCR Trust (a)(b)
Series 2021-MN3, Class M1
5.962% (SOFR 30A + 2.30%), due 11/25/51	276,325	276,530
REMIC, Series 2025-MN11, Class M2
6.312% (SOFR 30A + 2.65%), due 7/25/45	1,475,000	1,472,405

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FHLMC MSCR Trust (a)(b)
Series 2024-MN8, Class M2
7.912% (SOFR 30A + 4.25%), due 5/25/44	$ 985,000	$ 1,024,904
Series 2025-MN10, Class B1
8.612% (SOFR 30A + 4.95%), due 2/25/45	1,455,000	1,472,733
REMIC, Series 2024-MN9, Class B1
9.661% (SOFR 30A + 6.00%), due 10/25/44	1,470,000	1,520,174
GNMA (g)
REMIC, Series 2025-112
0.569%, due 3/16/66 (h)	6,993,879	351,536
REMIC, Series 2023-194, Class CI
0.819%, due 10/16/65 (h)	6,325,060	387,331
REMIC, Series 2020-177
0.822%, due 6/16/62 (h)	5,125,631	296,619
REMIC, Series 2023-159, Class CI
0.955%, due 7/16/65 (i)	8,825,249	605,297
REMIC, Series 2020-168, Class IA
0.974%, due 12/16/62 (h)	4,294,419	301,543
REMIC, Series 2021-47
0.992%, due 3/16/61 (h)	9,947,019	648,724
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (h)	3,773,850	253,271
REMIC, Series 2023-172
1.332%, due 2/16/66 (h)	5,953,685	532,830
GS Mortgage Securities Corp. Trust
Series 2012-BWTR, Class A
2.954%, due 11/5/34 (a)	1,099,266	961,090
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	3,045,000	1,887,900
Series 2014-GC22, Class B
4.391%, due 6/10/47 (i)	575,000	469,035
Hilton USA Trust
Series 2016-SFP, Class A
2.828%, due 11/5/35 (a)	525,000	446,192
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)(b)
Series 2022-NLP, Class A
4.519% (1 Month SOFR + 0.847%), due 4/15/37	1,206,968	1,194,899
Series 2021-1440, Class A
5.087% (1 Month SOFR + 1.414%), due 3/15/36	635,000	589,411
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	475,000	370,759
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,645,000	1,297,545

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
LSTAR Commercial Mortgage Trust
Series 2017-5, Class D
4.675%, due 3/10/50 (a)(h)	$ 995,000	$ 827,949
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class D
3.97%, due 4/15/48 (a)(h)	2,015,000	1,010,502
Morgan Stanley Capital I Trust
Series 2021-230P, Class A
4.956% (1 Month SOFR + 1.284%), due 12/15/38 (a)(b)	640,000	619,200
Multifamily Connecticut Avenue Securities Trust
Series 2024-01, Class M10
7.512% (SOFR 30A + 3.85%), due 7/25/54 (a)(b)	565,000	583,334
Natixis Commercial Mortgage Securities Trust
Series 2020-2PAC, Class AMZ1
3.50%, due 1/15/37 (a)(h)	1,380,000	1,196,821
NCMF Trust
Series 2025-MFS, Class E
7.529%, due 6/10/33 (a)(h)	1,435,000	1,442,812
NYC Commercial Mortgage Trust
Series 2025-1155, Class E
7.358%, due 6/10/42 (a)(h)	995,000	985,640
SKY Trust
Series 2025-LINE, Class D
9.606% (1 Month SOFR + 5.934%), due 4/15/42 (a)(b)	779,971	782,920
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	865,000	705,178
Series 2019-C16, Class AS
3.887%, due 4/15/52	615,000	582,063
Series 2019-C18, Class C
3.92%, due 12/15/52 (h)	1,200,000	994,368
Series 2018-C9, Class C
4.905%, due 3/15/51 (h)	1,405,000	946,016
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	600,000	507,346
Series 2018-C44, Class D
3.00%, due 5/15/51 (a)	1,650,000	1,218,531
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	2,020,000	1,779,905
Series 2017-C39, Class D
4.355%, due 9/15/50 (a)(h)	405,000	358,332
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(h)	1,410,000	1,194,137
Series 2016-NXS5, Class D
4.948%, due 1/15/59 (h)	1,890,000	959,156

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(h)	$ 1,520,000	$ 1,292,000
		63,014,096
Whole Loan (Collateralized Mortgage Obligations) 9.4%
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(c)	601,927	592,104
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(g)(i)	45,261,049	558,530
Citigroup Mortgage Loan Trust
Series 2014-C, Class B3
4.25%, due 2/25/54 (a)(i)	2,070,000	1,769,609
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1B1
5.362% (SOFR 30A + 1.70%), due 1/25/45	725,000	723,210
Series 2025-R02, Class 1B1
5.612% (SOFR 30A + 1.95%), due 2/25/45	980,000	979,608
Series 2024-R05, Class 2B1
5.662% (SOFR 30A + 2.00%), due 7/25/44	1,160,000	1,160,715
Series 2021-R03, Class 1B1
6.412% (SOFR 30A + 2.75%), due 12/25/41	450,000	454,820
Series 2023-R07, Class 2M2
6.912% (SOFR 30A + 3.25%), due 9/25/43	2,710,000	2,784,883
Series 2023-R03, Class 2M2
7.562% (SOFR 30A + 3.90%), due 4/25/43	2,650,000	2,774,473
Series 2020-SBT1, Class 1B1
10.526% (SOFR 30A + 6.864%), due 2/25/40	2,100,000	2,188,761
Series 2022-R02, Class 2B2
11.312% (SOFR 30A + 7.65%), due 1/25/42	2,035,000	2,124,117
Series 2019-HRP1, Class B1
13.026% (SOFR 30A + 9.364%), due 11/25/39	2,370,931	2,478,743
FHLMC STACR REMIC Trust (a)(b)
Series 2025-HQA1, Class M2
5.312% (SOFR 30A + 1.65%), due 2/25/45	600,000	600,360
Series 2021-DNA6, Class B1
7.062% (SOFR 30A + 3.40%), due 10/25/41	1,225,000	1,238,207
Series 2020-HQA1, Class B2
8.876% (SOFR 30A + 5.214%), due 1/25/50	1,736,000	1,916,706
Series 2022-HQA1, Class M2
8.912% (SOFR 30A + 5.25%), due 3/25/42	950,000	982,956
Series 2021-HQA3, Class B2
9.912% (SOFR 30A + 6.25%), due 9/25/41	2,640,000	2,687,894
Series 2021-HQA4, Class B2
10.662% (SOFR 30A + 7.00%), due 12/25/41	825,000	850,797

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2022-DNA1, Class B2
10.762% (SOFR 30A + 7.10%), due 1/25/42	$ 977,000	$ 1,013,411
Series 2022-DNA2, Class B2
12.162% (SOFR 30A + 8.50%), due 2/25/42	755,000	794,644
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.155%, due 8/25/48 (a)(i)	2,261,182	1,764,771
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
8.576% (SOFR 30A + 4.914%), due 9/25/47	3,790,000	4,105,098
REMIC, Series 2019-FTR1, Class B2
12.126% (SOFR 30A + 8.464%), due 1/25/48	1,705,000	2,010,368
REMIC, Series 2019-HQA2, Class B2
15.026% (SOFR 30A + 11.364%), due 4/25/49	1,290,000	1,517,176
loanDepot GMSR Master Trust
Series 2025-GT2, Class A
6.83% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	1,595,000	1,591,991
Mill City Mortgage Loan Trust (a)(i)
Series 2018-4, Class B4
3.041%, due 4/25/66	1,473,279	912,273
Series 2018-3, Class B2
3.25%, due 8/25/58	2,225,256	1,723,018
Series 2018-3, Class B4
3.646%, due 8/25/58	928,021	620,508
OBX Trust
Series 2025-R1, Class A1
4.94%, due 9/25/62 (a)(c)	858,993	853,242
STACR Trust
Series 2018-HRP1, Class B2
15.526% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	1,977,347	2,314,208
Towd Point Mortgage Trust (a)(i)
Series 2017-4, Class B5
3.631%, due 6/25/57	1,187,590	843,756
Series 2018-2, Class B5
3.657%, due 3/25/58	3,780,371	1,765,700
Verus Securitization Trust
Series 2023-INV2, Class B2
8.002%, due 8/25/68 (a)(h)	1,000,000	997,919
		49,694,576
Total Mortgage-Backed Securities (Cost $154,542,254)		154,939,749
U.S. Government & Federal Agencies 1.7%
United States Treasury Bonds 0.6%
U.S. Treasury Bonds
4.75%, due 2/15/56	3,060,000	2,984,456

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes 1.1%
U.S. Treasury Notes
4.00%, due 1/31/33	$ 1,958,000	$ 1,943,009
4.125%, due 2/15/36	3,970,000	3,907,969
		5,850,978
Total U.S. Government & Federal Agencies (Cost $8,959,736)		8,835,434
Total Long-Term Bonds (Cost $530,537,164)		523,071,239

	Shares

Short-Term Investments 4.3%
Affiliated Investment Company 1.3%
NYLI U.S. Government Liquidity Fund, 3.538% (j)	6,796,664	6,796,664
Unaffiliated Investment Companies 3.0%
Allspring Government Money Market Fund, 3.665% (j)(k)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, 3.66% (j)(k)	5,854,968	5,854,968
		15,854,968
Total Short-Term Investments (Cost $22,651,632)		22,651,632
Total Investments (Cost $553,188,796)	103.4%	545,722,871
Other Assets, Less Liabilities	(3.4)	(18,159,756)
Net Assets	100.0%	$ 527,563,115

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2026.
(c)	Step coupon—Rate shown was the rate in effect as of March 31, 2026.
(d)	All or a portion of this security was held on loan. As of March 31, 2026, the aggregate market value of securities on loan was $15,312,086; the total market value of collateral held by the Portfolio was $15,876,541. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $21,573. The Portfolio received cash collateral with a value of $15,854,968.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2026.
(g)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2026.

(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2026.
(j)	Current yield as of March 31, 2026.
(k)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,256	$ 45,946	$ (41,405)	$ —	$ —	$ 6,797	$ 48	$ —	6,797

Foreign Currency Forward Contracts
As of March 31, 2026, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	683,588	ZAR	11,530,000	JPMorgan Chase Bank N.A.	5/7/26	$ 4,060
Total Unrealized Appreciation						$ 4,060

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of March 31, 2026, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	114	June 2026	$ 12,389,732	$ 12,332,485	$ (57,247)
U.S. Treasury 10 Year Notes	46	June 2026	5,094,607	5,108,156	13,549
U.S. Treasury 10 Year Ultra Bonds	53	June 2026	6,058,685	6,016,328	(42,357)
Net Unrealized Depreciation					$ (86,055)

1.	As of March 31, 2026, cash in the amount of $400,290 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2026.
Abbreviation(s):
BRL—Brazil Real
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
MSCR—Multifamily Structured Credit Risk

REMIC—Real Estate Mortgage Investment Conduit
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
TRY—Turkish lira
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 62,777,713	$ —	$ 62,777,713
Corporate Bonds	—	230,942,613	—	230,942,613
Foreign Government Bonds	—	41,831,679	—	41,831,679
Loan Assignments	—	23,744,051	—	23,744,051
Mortgage-Backed Securities	—	154,939,749	—	154,939,749
U.S. Government & Federal Agencies	—	8,835,434	—	8,835,434
Total Long-Term Bonds	—	523,071,239	—	523,071,239
Short-Term Investments
Affiliated Investment Company	6,796,664	—	—	6,796,664
Unaffiliated Investment Companies	15,854,968	—	—	15,854,968
Total Short-Term Investments	22,651,632	—	—	22,651,632
Total Investments in Securities	22,651,632	523,071,239	—	545,722,871
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	4,060	—	4,060
Futures Contracts	13,549	—	—	13,549
Total Other Financial Instruments	13,549	4,060	—	17,609
Total Investments in Securities and Other Financial Instruments	$ 22,665,181	$ 523,075,299	$ —	$ 545,740,480
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (99,604)	$ —	$ —	$ (99,604)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM VP Natural Resources Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.1%
Australia 3.4%
Rio Tinto plc (Metals & Mining)	132,102	$ 12,279,114
Canada 17.3%
Agnico Eagle Mines Ltd. (Metals & Mining)	66,130	13,423,067
Alamos Gold, Inc., Class A (Metals & Mining)	144,223	6,407,828
Cameco Corp. (Oil, Gas & Consumable Fuels)	26,801	2,910,857
Capstone Copper Corp. (Metals & Mining) (a)	317,286	2,392,589
Hudbay Minerals, Inc. (Metals & Mining)	138,045	2,885,140
Methanex Corp. (Chemicals)	57,563	3,427,301
Nutrien Ltd. (Chemicals)	154,242	11,639,101
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	255,706	16,904,724
Teck Resources Ltd., Class B (Metals & Mining)	66,091	3,420,209
		63,410,816
Luxembourg 2.6%
ArcelorMittal SA (Registered), NYRS (Metals & Mining)	185,642	9,649,671
Norway 1.4%
Norsk Hydro ASA (Metals & Mining)	497,925	5,279,684
South Africa 3.0%
Anglo American plc (Metals & Mining)	163,579	6,949,608
Impala Platinum Holdings Ltd., Sponsored ADR (Metals & Mining)	152,256	2,241,208
Valterra Platinum Ltd. (Metals & Mining)	23,904	1,976,088
		11,166,904
United States 71.4%
Alcoa Corp. (Metals & Mining)	55,297	3,667,850
Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	207,633	8,811,945
Archer-Daniels-Midland Co. (Food Products)	110,342	8,020,760
BP plc (Oil, Gas & Consumable Fuels)	2,261,321	17,825,051
Bunge Global SA (Food Products)	69,432	8,831,750
Caterpillar, Inc. (Machinery)	4,944	3,502,626
CF Industries Holdings, Inc. (Chemicals)	26,326	3,418,168
CNH Industrial NV (Machinery)	686,696	7,553,656
ConocoPhillips (Oil, Gas & Consumable Fuels)	126,450	16,691,400
Corteva, Inc. (Chemicals)	135,846	11,371,669
CRH plc (Construction Materials)	34,299	3,605,511
Darling Ingredients, Inc. (Food Products) (a)	65,120	4,027,672
Deere & Co. (Machinery)	4,662	2,626,105
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	71,652	14,172,049
EQT Corp. (Oil, Gas & Consumable Fuels)	68,117	4,334,966
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	74,225	8,148,420
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	104,389	17,710,638
Freeport-McMoRan, Inc. (Metals & Mining)	246,461	14,486,978
International Paper Co. (Containers & Packaging)	288,863	10,312,409
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	29,808	7,278,517

	Shares	Value
Common Stocks
United States
Newmont Corp. (Metals & Mining)	133,754	$ 14,478,870
Nucor Corp. (Metals & Mining)	30,486	5,155,183
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	27,980	1,818,700
Packaging Corp. of America (Containers & Packaging)	46,890	9,950,996
Permian Resources Corp., Class A (Oil, Gas & Consumable Fuels)	371,782	7,926,392
Phillips 66 (Oil, Gas & Consumable Fuels)	48,641	8,861,417
Royal Gold, Inc. (Metals & Mining)	32,311	8,222,826
Shell plc (Oil, Gas & Consumable Fuels)	144,164	6,731,999
SLB Ltd. (Energy Equipment & Services)	316,436	16,261,646
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	18,136	4,481,043
Weatherford International plc (Energy Equipment & Services)	18,670	1,765,809
		262,053,021
Total Common Stocks (Cost $286,277,052)		363,839,210
Short-Term Investment 0.5%
Affiliated Investment Company 0.5%
United States 0.5%
NYLI U.S. Government Liquidity Fund, 3.538% (b)	1,842,142	1,842,142
Total Short-Term Investment (Cost $1,842,142)		1,842,142
Total Investments (Cost $288,119,194)	99.6%	365,681,352
Other Assets, Less Liabilities	0.4	1,316,368
Net Assets	100.0%	$ 366,997,720

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,815	$ 18,384	$ (19,357)	$ —	$ —	$ 1,842	$ 27	$ —	1,842

Abbreviation(s):
ADR—American Depositary Receipt
NYRS—New York Registry Shares

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 12,279,114	$ —	$ 12,279,114
Norway	—	5,279,684	—	5,279,684
South Africa	2,241,208	8,925,696	—	11,166,904
United States	237,495,971	24,557,050	—	262,053,021
All Other Countries	73,060,487	—	—	73,060,487
Total Common Stocks	312,797,666	51,041,544	—	363,839,210
Short-Term Investment
Affiliated Investment Company	1,842,142	—	—	1,842,142
Total Investments in Securities	$ 314,639,808	$ 51,041,544	$ —	$ 365,681,352

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM VP Moderate Allocation Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.0%
Equity Funds 55.8%
NYLI Candriam International Equity ETF (a)	525,486	$ 18,519,283
NYLI Candriam U.S. Large Cap Equity ETF (a)	491,938	25,191,309
NYLI Candriam U.S. Mid Cap Equity ETF (a)	593,665	20,609,912
NYLI Epoch Capital Growth Fund Class I	145,707	2,207,044
NYLI Epoch International Choice Fund Class I (a)	416,426	20,344,322
NYLI Fiera SMID Growth Fund Class R6 (a)	492,165	8,118,068
NYLI FTSE International Equity Currency Neutral ETF	394,464	13,246,101
NYLI PineStone U.S. Equity Fund Class R6 (a)	434,301	8,366,246
NYLI U.S. Large Cap R&D Leaders ETF (a)	673,180	25,026,342
NYLI WMC Enduring Capital Fund Class R6 (a)	224,316	7,947,386
NYLI WMC International Research Equity Fund Class I (a)	1,999,335	21,022,210
NYLI WMC Value Fund Class R6 (a)	487,377	16,512,432
NYLIM VP American Century Large Cap Equity Portfolio Initial Class (a)	985,422	10,076,040
NYLIM VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	1,499,035	16,584,571
NYLIM VP Dimensional U.S. Equity Portfolio Initial Class	357,991	9,997,718
NYLIM VP Epoch U.S. Equity Yield Portfolio Initial Class	831,810	15,322,946
NYLIM VP MFS® Investors Trust Portfolio Initial Class (a)	931,918	9,895,389
NYLIM VP MFS® Research Portfolio Initial Class (a)	977,462	10,176,752
NYLIM VP PineStone International Equity Portfolio Initial Class	296,362	3,423,130
NYLIM VP S&P 500 Index Portfolio Initial Class	151,009	17,596,446
NYLIM VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	1,505,863	15,329,841
NYLIM VP Small Cap Growth Portfolio Initial Class	744,489	8,659,302
NYLIM VP Wellington Growth Portfolio Initial Class	776,242	23,361,462
NYLIM VP Wellington Small Cap Portfolio Initial Class (a)	1,142,281	12,116,863
NYLIM VP Winslow Large Cap Growth Portfolio Initial Class	365,271	10,098,538
Total Equity Funds (Cost $308,619,265)		349,749,653
Fixed Income Funds 34.2%
NYLI MacKay Core Plus Bond ETF (a)	4,017,803	84,293,507
NYLI MacKay High Income ETF (a)	623,978	16,015,082
NYLI MacKay Securitized Income ETF (a)	885,273	22,708,226
NYLIM VP Bond Portfolio Initial Class (a)	1,149,639	14,003,412
NYLIM VP Floating Rate Portfolio Initial Class (a)	3,965,259	32,483,006
NYLIM VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,751,857	16,130,223
NYLIM VP MacKay U.S. Infrastructure Bond Portfolio Initial Class (a)	2,256,432	22,746,190
NYLIM VP PIMCO Real Return Portfolio Initial Class (a)	816,824	6,402,187
Total Fixed Income Funds (Cost $219,424,268)		214,781,833
Total Affiliated Investment Companies (Cost $528,043,533)		564,531,486

	Shares	Value
Short-Term Investment 9.6%
Affiliated Investment Company 9.6%
NYLI U.S. Government Liquidity Fund, 3.538% (b)	60,308,577	$ 60,308,577
Total Short-Term Investment (Cost $60,308,577)	9.6%	60,308,577
Total Investments (Cost $588,352,110)	99.6%	624,840,063
Other Assets, Less Liabilities	0.4	2,715,792
Net Assets	100.0%	$ 627,555,855

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of March 31, 2026, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ 6,716	$ —	$ (6,756)	$ 302	$ (262)	$ —	$ —	$ —	—
NYLI Candriam International Equity ETF	17,382	1,412	(274)	109	(110)	18,519	48	—	525
NYLI Candriam U.S. Large Cap Equity ETF	18,121	8,766	—	—	(1,696)	25,191	63	—	492
NYLI Candriam U.S. Mid Cap Equity ETF	13,643	7,320	—	—	(353)	20,610	48	—	594
NYLI Epoch Capital Growth Fund Class I	2,345	—	(75)	11	(74)	2,207	—	—	146
NYLI Epoch International Choice Fund Class I	20,229	73	(392)	131	304	20,345	—	—	416
NYLI Fiera SMID Growth Fund Class R6	13,465	—	(4,841)	636	(1,142)	8,118	—	—	492
NYLI FTSE International Equity Currency Neutral ETF	13,359	—	(599)	244	242	13,246	38	—	394
NYLI MacKay Core Plus Bond ETF	85,930	2,316	(2,924)	130	(1,158)	84,294	1,175	—	4,018
NYLI MacKay High Income ETF	13,182	3,524	(346)	—(a)	(345)	16,015	260	—	624
NYLI MacKay Securitized Income ETF	22,793	929	(940)	15	(89)	22,708	254	—	885
NYLI PineStone U.S. Equity Fund Class R6	18,687	—	(10,070)	2,062	(2,313)	8,366	—	—	434
NYLI U.S. Government Liquidity Fund	66,401	59,963	(66,055)	—	—	60,309	542	—	60,309
NYLI U.S. Large Cap R&D Leaders ETF	7,291	19,530	—	—	(1,795)	25,026	26	—	673
NYLI WMC Enduring Capital Fund Class R6	16,987	—	(9,117)	1,106	(1,028)	7,948	—	—	224
NYLI WMC International Research Equity Fund Class I	19,464	1,336	—	—	222	21,022	—	—	1,999
NYLI WMC Value Fund Class R6	17,635	163	(1,277)	153	(161)	16,513	—	—	487
NYLIM VP American Century Large Cap Equity Portfolio Initial Class (b)	19,382	—	(8,633)	1,999	(2,672)	10,076	—	—	985
NYLIM VP Bond Portfolio Initial Class	14,232	395	(615)	(5)	(4)	14,003	—	—	1,150
NYLIM VP Candriam Emerging Markets Equity Portfolio Initial Class	16,881	—	(1,227)	363	568	16,585	—	—	1,499
NYLIM VP Dimensional U.S. Equity Portfolio Initial Class	19,088	—	(8,699)	2,078	(2,469)	9,998	—	—	358
NYLIM VP Epoch U.S. Equity Yield Portfolio Initial Class	17,980	162	(3,504)	789	(104)	15,323	—	—	832
NYLIM VP Floating Rate Portfolio Initial Class	33,293	944	(973)	(73)	(708)	32,483	538	—	3,965
NYLIM VP MacKay High Yield Corporate Bond Portfolio Initial Class	13,363	3,341	(512)	16	(78)	16,130	—	—	1,752

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	$ 23,118	$ 654	$ (1,122)	$ 62	$ 34	$ 22,746	$ —	$ —	2,256
NYLIM VP MFS® Investors Trust Portfolio Initial Class	11,181	—	(878)	98	(506)	9,895	—	—	932
NYLIM VP MFS® Research Portfolio Initial Class	11,118	162	(574)	55	(584)	10,177	—	—	977
NYLIM VP PIMCO Real Return Portfolio Initial Class	6,650	40	(283)	(24)	19	6,402	—	—	817
NYLIM VP PineStone International Equity Portfolio Initial Class	13,038	—	(9,471)	1,545	(1,689)	3,423	—	—	296
NYLIM VP S&P 500 Index Portfolio Initial Class	6,613	11,885	—	—	(902)	17,596	—	—	151
NYLIM VP Schroders Mid Cap Opportunities Portfolio Initial Class	14,632	349	(104)	34	419	15,330	—	—	1,506
NYLIM VP Small Cap Growth Portfolio Initial Class	12,975	—	(4,690)	1,307	(933)	8,659	—	—	744
NYLIM VP Wellington Growth Portfolio Initial Class	20,692	5,000	—	—	(2,331)	23,361	—	—	776
NYLIM VP Wellington Small Cap Portfolio Initial Class	12,430	301	(572)	182	(224)	12,117	—	—	1,142
NYLIM VP Winslow Large Cap Growth Portfolio Initial Class	19,652	—	(7,585)	2,933	(4,901)	10,099	—	—	365
	$659,948	$128,565	$(153,108)	$16,258	$(26,823)	$624,840	$2,992	$—

(a)	Less than $500.
(b)	Prior to May 1, 2026, known as NYLI VP American Century Sustainable Equity Portfolio Initial Class.

Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	11,457	$ —
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.55%	12/1/26	Daily	3,255	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	3,292	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	2,786	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	11,998	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	12,102	—
						$ —

1.	As of March 31, 2026, cash in the amount of $4,822,886 was pledged to brokers for OTC swap contracts.
2.	Portfolio receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2026.

Abbreviation(s):
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 349,749,653	$ —	$ —	$ 349,749,653
Fixed Income Funds	214,781,833	—	—	214,781,833
Total Affiliated Investment Companies	564,531,486	—	—	564,531,486
Short-Term Investment
Affiliated Investment Company	60,308,577	—	—	60,308,577
Total Investments in Securities	624,840,063	—	—	624,840,063
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 624,840,063	$ —	$ —	$ 624,840,063

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM VP Growth Allocation Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.2%
Equity Funds 76.2%
NYLI Candriam International Equity ETF (a)	1,063,188	$ 37,469,084
NYLI Candriam U.S. Large Cap Equity ETF (a)	863,373	44,211,864
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,392,187	48,331,721
NYLI Epoch Capital Growth Fund Class I (a)	218,265	3,306,087
NYLI Epoch International Choice Fund Class I (a)	854,791	41,760,495
NYLI Fiera SMID Growth Fund Class R6 (a)	1,277,133	21,065,796
NYLI FTSE International Equity Currency Neutral ETF	588,651	19,766,901
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,046,329	20,156,173
NYLI U.S. Large Cap R&D Leaders ETF (a)	919,174	34,171,488
NYLI WMC Enduring Capital Fund Class R6 (a)	560,794	19,868,646
NYLI WMC International Research Equity Fund Class I (a)	3,982,199	41,871,233
NYLI WMC Value Fund Class R6 (a)	1,040,679	35,258,409
NYLIM VP American Century Large Cap Equity Portfolio Initial Class (a)	2,079,928	21,267,468
NYLIM VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	3,167,719	35,046,057
NYLIM VP Dimensional U.S. Equity Portfolio Initial Class	741,848	20,717,820
NYLIM VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	1,921,385	35,394,225
NYLIM VP MFS® Investors Trust Portfolio Initial Class (a)	1,570,808	16,679,306
NYLIM VP MFS® Research Portfolio Initial Class (a)	1,636,613	17,039,428
NYLIM VP PineStone International Equity Portfolio Initial Class (a)	859,011	9,922,009
NYLIM VP S&P 500 Index Portfolio Initial Class	220,032	25,639,403
NYLIM VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	3,611,571	36,766,154
NYLIM VP Small Cap Growth Portfolio Initial Class (a)	2,330,574	27,107,378
NYLIM VP Wellington Growth Portfolio Initial Class (a)	1,239,155	37,293,111
NYLIM VP Wellington Small Cap Portfolio Initial Class (a)	3,561,998	37,784,245
NYLIM VP Winslow Large Cap Growth Portfolio Initial Class (a)	761,866	21,063,074
Total Equity Funds (Cost $611,491,464)		708,957,575
Fixed Income Funds 14.0%
NYLI MacKay Core Plus Bond ETF	665,445	13,961,036
NYLI MacKay High Income ETF (a)	930,097	23,871,963
NYLI MacKay Securitized Income ETF	146,629	3,761,195
NYLIM VP Bond Portfolio Initial Class	190,432	2,319,589
NYLIM VP Floating Rate Portfolio Initial Class (a)	5,910,678	48,419,679
NYLIM VP MacKay High Yield Corporate Bond Portfolio Initial Class	2,611,241	24,043,002
NYLIM VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	373,761	3,767,739
NYLIM VP PIMCO Real Return Portfolio Initial Class (a)	1,217,479	9,542,476
Total Fixed Income Funds (Cost $132,047,079)		129,686,679
Total Affiliated Investment Companies (Cost $743,538,543)		838,644,254

	Shares	Value
Short-Term Investment 9.6%
Affiliated Investment Company 9.6%
NYLI U.S. Government Liquidity Fund, 3.538% (a)(b)	89,224,211	$ 89,224,211
Total Short-Term Investment (Cost $89,224,211)	9.6%	89,224,211
Total Investments (Cost $832,762,754)	99.8%	927,868,465
Other Assets, Less Liabilities	0.2	2,312,515
Net Assets	100.0%	$ 930,180,980

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of March 31, 2026, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ 10,096	$ —	$ (10,156)	$ 460	$ (400)	$ —	$ —	$ —	—
NYLI Candriam International Equity ETF	36,292	1,728	(607)	104	(48)	37,469	97	—	1,063
NYLI Candriam U.S. Large Cap Equity ETF	34,343	12,869	—	—	(3,000)	44,212	110	—	863
NYLI Candriam U.S. Mid Cap Equity ETF	35,943	12,875	(62)	13	(437)	48,332	113	—	1,392
NYLI Epoch Capital Growth Fund Class I	3,528	—	(128)	19	(113)	3,306	—	—	218
NYLI Epoch International Choice Fund Class I	41,960	85	(1,214)	386	543	41,760	—	—	855
NYLI Fiera SMID Growth Fund Class R6	35,741	—	(13,076)	1,740	(3,339)	21,066	—	—	1,277
NYLI FTSE International Equity Currency Neutral ETF	20,129	—	(1,105)	444	299	19,767	57	—	589
NYLI MacKay Core Plus Bond ETF	11,744	3,072	(680)	34	(209)	13,961	195	—	665
NYLI MacKay High Income ETF	19,818	5,272	(702)	1	(517)	23,872	389	—	930
NYLI MacKay Securitized Income ETF	3,115	858	(198)	4	(17)	3,762	42	—	147
NYLI PineStone U.S. Equity Fund Class R6	34,804	—	(13,794)	2,676	(3,530)	20,156	—	—	1,046
NYLI U.S. Government Liquidity Fund	96,822	99,437	(107,035)	—	—	89,224	794	—	89,224
NYLI U.S. Large Cap R&D Leaders ETF	11,071	25,519	—	—	(2,419)	34,171	35	—	919
NYLI WMC Enduring Capital Fund Class R6	35,189	—	(15,188)	1,801	(1,933)	19,869	—	—	561
NYLI WMC International Research Equity Fund Class I	40,466	833	—	—	572	41,871	—	—	3,982
NYLI WMC Value Fund Class R6	35,644	194	(536)	64	(108)	35,258	—	—	1,041
NYLIM VP American Century Large Cap Equity Portfolio Initial Class (a)	35,443	—	(12,754)	2,838	(4,260)	21,267	—	—	2,080
NYLIM VP Bond Portfolio Initial Class	1,945	502	(126)	—(b)	(1)	2,320	—	—	190
NYLIM VP Candriam Emerging Markets Equity Portfolio Initial Class	35,397	—	(2,289)	676	1,262	35,046	—	—	3,168
NYLIM VP Dimensional U.S. Equity Portfolio Initial Class	35,541	—	(13,987)	3,550	(4,386)	20,718	—	—	742
NYLIM VP Epoch U.S. Equity Yield Portfolio Initial Class	35,301	164	(1,273)	321	881	35,394	—	—	1,921
NYLIM VP Floating Rate Portfolio Initial Class	50,052	1,326	(1,787)	(135)	(1,036)	48,420	807	—	5,911
NYLIM VP MacKay High Yield Corporate Bond Portfolio Initial Class	20,089	4,981	(933)	(16)	(78)	24,043	—	—	2,611

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	$ 3,160	$ 817	$ (226)	$ 12	$ 5	$ 3,768	$ —	$ —	374
NYLIM VP MFS® Investors Trust Portfolio Initial Class	18,545	—	(1,175)	128	(819)	16,679	—	—	1,571
NYLIM VP MFS® Research Portfolio Initial Class	18,606	153	(833)	77	(963)	17,040	—	—	1,637
NYLIM VP PIMCO Real Return Portfolio Initial Class	9,998	70	(520)	(17)	11	9,542	—	—	1,217
NYLIM VP PineStone International Equity Portfolio Initial Class	27,631	—	(17,168)	2,788	(3,329)	9,922	—	—	859
NYLIM VP S&P 500 Index Portfolio Initial Class	10,004	16,941	—	—	(1,306)	25,639	—	—	220
NYLIM VP Schroders Mid Cap Opportunities Portfolio Initial Class	35,933	191	(490)	159	973	36,766	—	—	3,612
NYLIM VP Small Cap Growth Portfolio Initial Class	36,346	—	(9,784)	1,986	(1,441)	27,107	—	—	2,331
NYLIM VP Wellington Growth Portfolio Initial Class	35,814	5,369	—	—	(3,890)	37,293	—	—	1,239
NYLIM VP Wellington Small Cap Portfolio Initial Class	37,028	916	—	—	(159)	37,785	—	—	3,562
NYLIM VP Winslow Large Cap Growth Portfolio Initial Class	35,648	—	(10,849)	4,203	(7,939)	21,063	—	—	762
	$989,186	$194,172	$(238,675)	$24,316	$(41,131)	$927,868	$2,639	$—

(a)	Prior to May 1, 2026, known as NYLI VP American Century Sustainable Equity Portfolio Initial Class.
(b)	Less than $500.

Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	17,224	$ —
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.55%	12/1/26	Daily	4,912	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	5,006	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	6,300	—
Citibank NA	S&P 500 Energy Total	1 day FEDF plus 0.85%	12/1/26	Daily	3,561	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	13,687	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	19,245	—
						$ —

1.	As of March 31, 2026, cash in the amount of $5,924,432 was pledged to brokers for OTC swap contracts.
2.	Portfolio receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2026.

Abbreviation(s):
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 708,957,575	$ —	$ —	$ 708,957,575
Fixed Income Funds	129,686,679	—	—	129,686,679
Total Affiliated Investment Companies	838,644,254	—	—	838,644,254
Short-Term Investment
Affiliated Investment Company	89,224,211	—	—	89,224,211
Total Investments in Securities	927,868,465	—	—	927,868,465
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 927,868,465	$ —	$ —	$ 927,868,465

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM VP PIMCO Real Return Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 131.1%
Asset-Backed Securities 6.0%
Home Equity Asset-Backed Securities 1.4%
Argent Securities Trust
Series 2006-W4, Class A2C
4.113% (1 Month SOFR + 0.434%), due 5/25/36 (a)	$ 265,880	$ 62,072
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-HE17, Class A1
4.413% (1 Month SOFR + 0.734%), due 1/25/32 (a)	264,470	261,284
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6, Class A3
4.013% (1 Month SOFR + 0.334%), due 7/25/37 (a)(b)	649,408	432,709
CWABS Asset-Backed Certificates Trust
Series 2007-8, Class 1A1
3.983% (1 Month SOFR + 0.304%), due 11/25/37 (a)	909,238	876,178
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A2
3.913% (1 Month SOFR + 0.234%), due 12/25/36 (a)	321,799	293,547
GSAA Home Equity Trust
Series 2006-17, Class A3A
4.273% (1 Month SOFR + 0.594%), due 11/25/36 (a)	903,954	276,954
Home Equity Asset Trust
Series 2005-8, Class M2
4.468% (1 Month SOFR + 0.789%), due 2/25/36 (a)	105,223	103,912
Lehman XS Trust
Series 2007-20N, Class A1
6.093% (1 Month SOFR + 2.414%), due 12/25/37 (a)	17,783	18,126
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A2
4.033% (1 Month SOFR + 0.354%), due 8/25/36 (a)	201,510	78,909
Mastr Asset-Backed Securities Trust
Series 2006-WMC4, Class A5
4.093% (1 Month SOFR + 0.414%), due 10/25/36 (a)	104,221	33,017
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-WMC1, Class M3
4.573% (1 Month SOFR + 0.894%), due 1/25/35 (a)	58,583	59,928
New Century Home Equity Loan Trust
Series 2004-4, Class M1
4.558% (1 Month SOFR + 0.879%), due 2/25/35 (a)	38,449	37,944
Option One Mortgage Loan Trust
Series 2006-1, Class M1
4.333% (1 Month SOFR + 0.654%), due 1/25/36 (a)	975,947	930,444
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M2
4.663% (1 Month SOFR + 0.984%), due 2/25/36 (a)	950,429	916,272
RASC Trust (a)
Series 2006-EMX4, Class A4
4.253% (1 Month SOFR + 0.344%), due 6/25/36	278,458	276,421
Series 2005-EMX1, Class M2
4.888% (1 Month SOFR + 1.209%), due 3/25/35	393,021	395,271

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
Saxon Asset Securities Trust
Series 2007-3, Class 1A
4.103% (1 Month SOFR + 0.424%), due 9/25/37 (a)	$ 51,148	$ 49,773
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C
3.943% (1 Month SOFR + 0.414%), due 7/25/36	299,052	112,383
Series 2006-HE1, Class A2C
4.113% (1 Month SOFR + 0.434%), due 7/25/36	498,876	158,998
Soundview Home Loan Trust (a)
Series 2007-OPT2, Class 2A3
3.973% (1 Month SOFR + 0.294%), due 7/25/37	117,046	107,650
Series 2007-OPT1, Class 1A1
3.993% (1 Month SOFR + 0.314%), due 6/25/37	217,897	150,404
		5,632,196
Other Asset-Backed Securities 4.6%
Anchorage Capital CLO 20 Ltd.
Series 2021-20A, Class A1R
4.768% (3 Month SOFR + 1.10%), due 1/20/35 (a)(b)	900,000	899,167
Arbor Realty Commercial Real Estate Notes Ltd. (a)(b)
Series 2022-FL1, Class A
5.122% (SOFR 30A + 1.45%), due 1/15/37	451,196	451,196
Series 2021-FL4, Class A
5.137% (1 Month SOFR + 1.464%), due 11/15/36	183,105	183,194
Ares European CLO X DAC
Series 10A, Class AR
2.796% (3 Month EURIBOR + 0.78%), due 10/15/31 (a)	EUR 168,202	194,329
Bain Capital Credit CLO Ltd.
Series 2022-2A, Class A1R
4.819% (3 Month SOFR + 1.15%), due 4/22/35 (a)(b)	$ 2,000,000	1,997,616
Barings Euro CLO DAC
Series 2021-2A, Class A
2.996% (3 Month EURIBOR + 0.98%), due 10/15/34 (a)	EUR 2,000,000	2,304,797
BlueMountain Fuji EUR CLO V DAC
Series 5A, Class A
2.926% (3 Month EURIBOR + 0.91%), due 1/15/33 (a)	634,305	731,147
CarVal CLO III Ltd.
Series 2019-2A, Class AR2
4.658% (3 Month SOFR + 0.99%), due 7/20/32 (a)(b)	$ 1,772,798	1,771,898
CIFC Funding Ltd.
Series 2017-4A, Class A1R
4.88% (3 Month SOFR + 1.212%), due 10/24/30 (a)(b)	4,510	4,511
Contego CLO III BV
Series 3A, Class ARR
3.297% (3 Month EURIBOR + 1.25%), due 4/15/38 (a)(b)	EUR 2,000,000	2,303,225
CVC Cordatus Loan Fund XXI DAC
Series 21A, Class A1E
3.068% (3 Month EURIBOR + 0.96%), due 9/22/34 (a)	1,000,000	1,154,812

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Dryden 52 Euro CLO DAC
Series 2017-52A, Class AR
2.844% (3 Month EURIBOR + 0.86%), due 5/15/34 (a)	EUR 193,912	$ 223,769
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A1R
5.024% (3 Month SOFR + 1.352%), due 7/15/31 (a)(b)	$ 185,801	185,928
Greywolf CLO III Ltd.
Series 2020-3RA, Class A1R2
4.899% (3 Month SOFR + 1.23%), due 4/22/33 (a)(b)	786,782	787,357
Invesco Euro CLO I DAC
Series 1A, Class A1R
2.666% (3 Month EURIBOR + 0.65%), due 7/15/31 (a)	EUR 208,439	240,056
LCM 30 Ltd.
Series 30A, Class AR
5.009% (3 Month SOFR + 1.342%), due 4/20/31 (a)(b)	$ 293,309	293,686
LCM 35 Ltd.
Series 35A, Class A1R
4.752% (3 Month SOFR + 1.08%), due 10/15/34 (a)(b)	1,000,000	998,000
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A
5.222% (SOFR 30A + 1.55%), due 1/17/37 (a)(b)	102,580	102,523
Madison Park Euro Funding IX DAC
Series 9A, Class AR
2.896% (3 Month EURIBOR + 0.88%), due 7/15/35 (a)	EUR 500,000	575,077
OCP Euro CLO DAC (a)(b)
Series 2020-4A, Class ARR
3.256% (3 Month EURIBOR + 1.23%), due 10/20/39	500,000	576,191
Series 2022-6A, Class ARR
3.266% (3 Month EURIBOR + 1.24%), due 7/20/36	600,000	691,168
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR
5.089% (3 Month SOFR + 1.422%), due 7/20/32 (a)(b)	$ 41,345	41,351
Palmer Square European Loan Funding DAC
Series 2023-3A, Class AR
2.954% (3 Month EURIBOR + 0.97%), due 5/15/33 (a)	EUR 154,168	178,132
SLM Student Loan Trust
Series 2004-3A, Class A6B
4.699% (SOFR 90A + 0.812%), due 10/25/64 (a)(b)	$ 189,351	189,560
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR
5.139% (3 Month SOFR + 1.472%), due 7/20/32 (a)(b)	252,383	252,490
St Pauls CLO II DAC
Series 2A, Class AR4
3.01% (3 Month EURIBOR + 0.98%), due 10/25/35 (a)	EUR 500,000	576,537

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Venture 36 CLO Ltd.
Series 2019-36A, Class A1AR
5.059% (3 Month SOFR + 1.392%), due 4/20/32 (a)(b)	$ 201,210	$ 201,309
		18,109,026
Total Asset-Backed Securities (Cost $24,204,935)		23,741,222
Corporate Bonds 0.8%
Banks 0.1%
Bank of America Corp.
Series FF
5.875%, due 3/15/28 (c)(d)	190,000	190,162
Nykredit Realkredit A/S
Series Reg S
1.50%, due 10/1/52	DKK 317,924	38,009
Series Reg S
1.50%, due 10/1/53	99,549	10,242
Series Reg S
2.50%, due 10/1/47	1,481	211
		238,624
Diversified Financial Services 0.2%
Avolon Holdings Funding Ltd.
2.528%, due 11/18/27 (b)	$ 29,000	28,017
Jyske Realkredit A/S
Series CCE
0.50%, due 10/1/43	DKK 17,247	2,185
Series Reg S
1.00%, due 10/1/50	1,456,575	172,303
Series CCE
1.50%, due 10/1/53	1,970,616	232,082
Series 111E
2.50%, due 10/1/47	3,836	548
Nordea Kredit Realkreditaktieselskab
1.50%, due 10/1/53	529,198	63,675
1.50%, due 10/1/53	13,045	1,629
1.50%, due 10/1/53	500,000	51,444
Series Reg S
2.00%, due 10/1/53	399,148	51,322
2.50%, due 10/1/47	1,687	241
Realkredit Danmark A/S
Series Reg S
1.50%, due 10/1/53	744,576	91,452
Series Reg S
2.00%, due 10/1/53	359,003	41,566

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Realkredit Danmark A/S
Series Reg S
2.50%, due 4/1/47	DKK 7,744	$ 1,110
		737,574
Internet 0.5%
Beignet Investor LLC
6.581%, due 5/30/49 (b)	$ 2,100,000	2,159,128
Total Corporate Bonds (Cost $3,286,902)		3,135,326
Foreign Government Bonds 6.1%
Canada 0.2%
Canadian Government Real Return Bond
4.25%, due 12/1/26 (e)	CAD 1,127,232	836,385
France 0.2%
France Government Bond
Series Reg S
0.10%, due 7/25/31 (b)(e)	EUR 854,413	957,147
Italy 0.7%
Italy Buoni Poliennali del Tesoro (e)
Series Reg S
0.40%, due 5/15/30 (b)	1,608,867	1,841,094
Series Reg S
1.80%, due 5/15/36	620,712	721,435
		2,562,529
Japan 2.8%
Japan Government Bond
3.40%, due 12/20/55	JPY 330,000,000	1,979,792
Japan Government CPI Linked Bond (e)
0.005%, due 3/10/34	73,722,600	448,578
0.005%, due 3/10/35	204,486,000	1,232,673
0.10%, due 3/10/28	490,215,090	3,096,686
0.10%, due 3/10/29	708,221,580	4,444,800
		11,202,529
Peru 0.2%
Peru Government Bond
5.94%, due 2/12/29	PEN 1,000,000	299,078
6.15%, due 8/12/32	900,000	270,188
		569,266

	Principal Amount	Value
Foreign Government Bonds
United Kingdom 2.0%
United Kingdom Gilt
Series Reg S
4.00%, due 10/22/31	GBP 6,200,000	$ 8,000,591
Total Foreign Government Bonds (Cost $26,742,368)		24,128,447
Mortgage-Backed Securities 6.3%
Agency (Collateralized Mortgage Obligations) 5.7%
FHLMC (a)
REMIC, Series 4779, Class WF
4.146% (SOFR 30A + 0.464%), due 7/15/44	$ 74,836	73,305
REMIC, Series 4694, Class FA
4.187% (SOFR 30A + 0.514%), due 6/15/47	665,484	652,606
REMIC, Series 4851, Class PF
4.187% (SOFR 30A + 0.514%), due 8/15/57	939,894	914,935
REMIC, Series 5513, Class MF
4.602% (SOFR 30A + 0.94%), due 11/25/54	1,516,437	1,525,672
REMIC, Series 5596, Class CF
4.812% (SOFR 30A + 1.15%), due 11/25/55	2,104,608	2,113,050
FHLMC, Strips
Series 278, Class F1
4.237% (SOFR 30A + 0.564%), due 9/15/42 (a)	106,667	105,261
FNMA (a)
REMIC, Series 2025-47, Class FJ
4.692% (SOFR 30A + 1.03%), due 6/25/55	1,775,154	1,792,406
REMIC, Series 2025-19, Class FC
4.822% (SOFR 30A + 1.16%), due 3/25/55	1,588,633	1,601,294
GNMA (a)
REMIC, Series 2025-H22, Class F
4.453% (SOFR 30A + 0.78%), due 10/20/75	4,163,505	4,193,320
REMIC, Series 2023-H20, Class FA
4.573% (SOFR 30A + 0.90%), due 7/20/73	4,669,487	4,728,721
REMIC, Series 2023-H11, Class FC
4.773% (SOFR 30A + 1.10%), due 5/20/73	470,490	481,043
REMIC, Series 2025-159, Class FJ
4.843% (SOFR 30A + 1.17%), due 9/20/55	3,971,961	3,990,274
REMIC, Series 2018-H15, Class FG
4.927% (12 Month SOFR + 0.865%), due 8/20/68	275,134	277,093
REMIC, Series 2017-H10, Class FB
5.592% (12 Month SOFR + 1.465%), due 4/20/67	70,821	71,695
		22,520,675
Whole Loan (Collateralized Mortgage Obligations) 0.6%
Alternative Loan Trust
Series 2005-29CB, Class A4
5.00%, due 7/25/35	21,012	10,905

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Alternative Loan Trust
Series 2007-1T1, Class 1A1
6.00%, due 3/25/37	$ 518,870	$ 163,335
CHL Mortgage Pass-Through Trust
Series 2007-1, Class A1
6.00%, due 3/25/37	24,508	9,976
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.492%, due 3/25/37 (f)	129,978	113,063
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB1
5.50%, due 8/25/34	88,210	87,284
Eurosail-UK plc (a)
Series 2007-3A, Class A3C
4.804% (3 Month SONIA + 1.069%), due 6/13/45 (b)	GBP 5,970	7,892
Series Reg S, Class A3A
4.804% (3 Month SONIA + 1.069%), due 6/13/45	22,395	29,608
Series Reg S, Class A3C
4.804% (3 Month SONIA + 1.069%), due 6/13/45	5,969	7,892
GreenPoint Mortgage Funding Trust
Series 2006-AR4, Class A6A
4.153% (1 Month SOFR + 0.474%), due 9/25/46 (a)	$ 45,450	42,986
IndyMac INDX Mortgage Loan Trust (a)
Series 2005-AR12, Class 2A1A
4.273% (1 Month SOFR + 0.594%), due 7/25/35	67,044	63,224
Series 2005-AR14, Class 1A1A
4.353% (1 Month SOFR + 0.674%), due 7/25/35	572,528	412,409
Merrill Lynch Mortgage Investors Trust
Series 2005-A4, Class 1A
5.146%, due 7/25/35 (f)	129,109	55,261
New Residential Mortgage Loan Trust (b)(g)
Series 2019-RPL3, Class A1
2.75%, due 7/25/59	101,302	98,155
Series 2018-3A, Class A1
4.50%, due 5/25/58	69,928	68,096
OBX Trust
Series 2018-1, Class A2
4.443% (1 Month SOFR + 0.764%), due 6/25/57 (a)(b)	12,357	12,221
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-2, Class M7
5.593% (1 Month SOFR + 1.914%), due 4/25/35 (a)	100,000	99,594
RALI Trust
Series 2006-QH1, Class A1
4.173% (1 Month SOFR + 0.494%), due 12/25/36 (a)	540,148	493,961
Residential Asset Securitization Trust
Series 2006-A10, Class A5
6.50%, due 9/25/36	214,544	60,278

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Thornburg Mortgage Securities Trust
Series 2004-2, Class A1
4.413% (1 Month SOFR + 0.734%), due 6/25/44 (a)	$ 193,168	$ 186,775
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2007-HY1, Class A2A
4.113% (1 Month SOFR + 0.434%), due 2/25/37 (a)	285,592	226,470
Series 2006-5, Class 2CB1
6.00%, due 7/25/36	27,330	19,429
		2,268,814
Total Mortgage-Backed Securities (Cost $25,200,896)		24,789,489
U.S. Government & Federal Agencies 111.9%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
UMBS Pool, 30 Year
2.00%, due 3/1/52	158,069	128,042
3.00%, due 1/1/52	366,929	323,102
		451,144
Federal National Mortgage Association (Mortgage Pass-Through Securities) 11.7%
FNMA (a)
4.67% (11th District Cost of Funds Index + 1.934%), due 12/1/36	18,821	19,056
5.057% (12 Month Monthly Treasury Average Index + 1.199%), due 6/1/43	55,191	55,657
6.231% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34	69,656	72,763
UMBS, 30 Year
4.00%, due 8/1/52	376,891	355,838
4.50%, due 7/1/52	463,515	448,741
4.50%, due 3/1/53	411,239	398,426
UMBS, Single Family, 30 Year TBA (h)
4.00%, due 4/25/56	5,400,000	5,095,028
4.50%, due 4/25/56	25,200,000	24,318,143
6.00%, due 5/25/56	15,300,000	15,577,191
		46,340,843
Government National Mortgage Association (Mortgage Pass-Through Securities) 3.2%
GNMA II, 30 Year
3.50%, due 8/20/55	197,121	180,878
GNMA II, Single Family, 30 Year
3.50%, due 3/20/52	36,541	33,774
3.50%, due 5/20/52	20,509	18,968
3.50%, due 6/20/52	449,065	415,331
3.50%, due 10/20/54	33,985	31,190
3.50%, due 4/20/55	599,999	550,559
3.50%, due 11/20/55	357,492	328,035
3.50%, due 1/20/56	908,807	833,921
3.50%, due 3/20/56	11,099,717	10,185,102
		12,577,758

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds 0.0% ‡
U.S. Treasury Bonds
4.875%, due 8/15/45 (i)	$ 40,000	$ 39,869
United States Treasury Inflation - Indexed Bonds and Notes 96.9%
U.S. Treasury Inflation Linked Bonds (e)
0.125%, due 2/15/51	4,509,901	2,396,987
0.125%, due 2/15/52	2,103,120	1,091,083
0.25%, due 2/15/50	3,769,998	2,132,659
0.625%, due 2/15/43	2,518,148	1,854,302
0.75%, due 2/15/42 (j)	8,823,645	6,794,912
0.75%, due 2/15/45 (j)	8,895,057	6,387,112
0.875%, due 2/15/47 (j)	9,759,218	6,919,136
1.00%, due 2/15/46 (j)	7,124,261	5,281,468
1.00%, due 2/15/48	5,022,600	3,606,213
1.00%, due 2/15/49 (i)	840,157	594,474
1.375%, due 2/15/44 (j)	8,359,524	6,904,529
1.50%, due 2/15/53	5,470,950	4,192,114
1.75%, due 1/15/28 (j)	15,873,169	16,099,034
2.125%, due 2/15/40	4,002,821	3,917,112
2.125%, due 2/15/41	2,866,494	2,773,280
2.125%, due 2/15/54	4,663,032	4,109,606
2.375%, due 1/15/27 (i)	32,257	32,823
2.375%, due 2/15/55 (i)	2,989,175	2,777,684
2.50%, due 1/15/29 (j)	6,256,620	6,489,566
3.375%, due 4/15/32 (i)	599,198	661,012
U.S. Treasury Inflation Linked Notes (e)
0.125%, due 4/15/27 (j)	13,362,736	13,286,930
0.125%, due 1/15/30 (j)	18,962,700	18,147,229
0.125%, due 7/15/30 (j)	8,271,142	7,872,496
0.125%, due 1/15/31 (j)	7,546,678	7,094,593
0.125%, due 7/15/31 (j)	10,679,064	9,976,804
0.125%, due 1/15/32 (j)	13,845,412	12,740,919
0.25%, due 7/15/29 (j)	8,824,488	8,581,632
0.375%, due 1/15/27 (j)	13,464,700	13,490,998
0.625%, due 7/15/32 (i)(j)	41,195,392	38,865,346
0.75%, due 7/15/28 (j)	14,006,949	13,963,877
0.875%, due 1/15/29 (j)	4,888,377	4,852,160
1.125%, due 10/15/30 (j)	7,541,400	7,473,713
1.125%, due 1/15/33 (j)	12,884,420	12,408,782
1.25%, due 4/15/28 (i)	2,060,284	2,068,011
1.375%, due 7/15/33 (i)(j)	20,454,954	19,993,781
1.625%, due 10/15/27 (j)	11,089,598	11,260,489
1.625%, due 10/15/29 (j)	12,507,528	12,703,916
1.625%, due 4/15/30 (j)	5,823,975	5,881,895
1.75%, due 1/15/34 (j)	5,184,739	5,162,578
1.875%, due 7/15/34 (i)	18,657,900	18,748,698
1.875%, due 7/15/35 (i)	16,105,746	16,026,582

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Inflation - Indexed Bonds and Notes
U.S. Treasury Inflation Linked Notes (e)
1.875%, due 1/15/36 (j)	$ 3,603,528	$ 3,560,019
2.125%, due 4/15/29 (j)	6,309,300	6,476,735
2.125%, due 1/15/35 (j)	12,264,497	12,471,265
2.375%, due 10/15/28 (j)	14,548,030	15,059,889
		383,184,443
United States Treasury Note 0.0% ‡
U.S. Treasury Notes
4.25%, due 8/15/35 (i)	64,000	63,760
Total U.S. Government & Federal Agencies (Cost $474,614,967)		442,657,817
Total Long-Term Bonds (Cost $554,050,068)		518,452,301

	Shares

Short-Term Investments 0.1%
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 3.538% (k)	290,032	290,032

	Principal Amount

Foreign Treasury Debt 0.1%
Central Bank of Turkiye Bill
37.773%, due 4/7/26 (l)	TRY 14,000,000	312,694
Total Short-Term Investments (Cost $606,227)		602,726
Total Investments, Before Investments Sold Short (Cost $554,656,295)	131.2%	519,055,027
Short-Term Investments Sold Short (19.2)%
Reverse Repurchase Agreements (19.2)%
Bank of Montreal 3.78%, dated 3/31/26 due 4/6/26 Proceeds at Maturity $(63,581,870) (Collateralized by Bank of Montreal with rates between 0.63% and 2.38% and maturity dates between 07/15/2032 and 02/15/2055, with a Principal Amount of $96,450,306 and a Market Value of $93,439,019)	$ (63,402,125)	(63,402,125)
Deutsche Bank Securities Inc. 3.75%, dated 3/31/26 due 4/9/26 Proceeds at Maturity $(9,254,034) (Collateralized by Deutsche Bank Securities Inc. with a rate of 1.38% and maturity date of 07/15/2033, with a Principal Amount of $9,317,178 and a Market Value of $9,165,619)	(9,232,875)	(9,232,875)

	Principal Amount	Value
Short-Term Investments Sold Short
Reverse Repurchase Agreements
Deutsche Bank Securities Inc.
3.77%, dated 3/31/26
due 4/8/26
Proceeds at Maturity $(1,708,542)
(Collateralized by Deutsche Bank Securities Inc. with a rate of 2.38% and maturity date of 02/15/2055, with a Principal Amount of $1,752,275 and a Market Value of $1,640,468)	$ (1,702,125)	$ (1,702,125)
JPMorgan Chase Bank N.A. 3.76%, dated 3/31/26 due 4/21/26 Proceeds at Maturity $(1,594,096) (Collateralized by JPMorgan Chase Bank N.A. with a rate of 1.38% and maturity date of 07/15/2033, with a Principal Amount of $1,606,410 and a Market Value of $1,580,279)	(1,588,125)	(1,588,125)
Total Short-Term Investments Sold Short (Proceeds $(75,925,250))		(75,925,250)
Total Investments, Net of Investments Sold Short (Cost $478,731,045)	112.0%	443,129,777
Other Assets, Less Liabilities	(12.0)	(47,572,753)
Net Assets	100.0%	$ 395,557,024

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Floating rate—Rate shown was the rate in effect as of March 31, 2026.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2026.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2026.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2026.
(h)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2026, the total net market value was $44,990,362, which represented 11.4% of the Portfolio’s net assets.
(i)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for futures, swaps, swaptions, TBAs, foreign currency forward contracts and reverse repurchase agreements.
(j)	All or a portion of the security is held as a Sale-Buyback position.

(k)	Current yield as of March 31, 2026.
(l)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 495	$ 50,085	$ (50,290)	$ —	$ —	$ 290	$ 13	$ —	290

Foreign Currency Forward Contracts
As of March 31, 2026, the Portfolio held the following foreign currency forward contracts1,2:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,099,629	USD	402,621	Bank of America N.A.	4/2/26	$ 2,724
BRL	23,317	USD	4,396	Bank of America N.A.	6/2/26	45
BRL	21,540,523	USD	4,046,658	BNP Paribas S.A.	5/5/26	84,652
BRL	1,153,629	USD	220,000	BNP Paribas S.A.	5/5/26	1,257
CNY	41,417	USD	6,000	JPMorgan Chase Bank N.A.	5/7/26	10
COP	3,165,550,395	USD	802,360	Bank of America N.A.	9/16/26	26,245
INR	224,646,184	USD	2,354,782	Morgan Stanley & Co.	4/24/26	8,289
MXN	2,735,000	USD	148,017	Bank of America N.A.	4/13/26	4,440
MXN	1,232,931	USD	66,978	JPMorgan Chase Bank N.A.	4/9/26	1,772
MXN	4,549,000	USD	246,810	JPMorgan Chase Bank N.A.	4/15/26	6,722
MXN	3,386,000	USD	183,719	Morgan Stanley & Co. International	4/10/26	5,074
SEK	2,353,732	USD	247,485	Barclays Capital	5/4/26	1,586
TRY	4,031,344	USD	88,935	Barclays Capital	4/14/26	462
TRY	1,617,642	USD	35,894	Barclays Capital	4/9/26	232
TRY	3,250,045	USD	71,128	Barclays Capital	4/21/26	229
TRY	3,276,505	USD	71,788	Barclays Capital	4/20/26	253
TWD	3,834,960	USD	120,000	Barclays Capital	4/27/26	181
TWD	958,169	USD	30,000	BNP Paribas S.A.	4/16/26	3
TWD	321,220	USD	10,000	BNP Paribas S.A.	4/17/26	59
TWD	1,263,864	USD	39,380	BNP Paribas S.A.	4/13/26	186
TWD	4,485,863	USD	140,000	BNP Paribas S.A.	4/20/26	506
TWD	5,562,394	USD	174,000	BNP Paribas S.A.	4/27/26	316
USD	2,340,221	AUD	3,304,000	Barclays Capital	4/2/26	60,626
USD	3,309,511	CAD	4,524,648	Bank of America N.A.	4/2/26	56,943
USD	3,266,422	CAD	4,523,603	Barclays Capital	5/4/26	10,023
USD	630,258	CHF	485,015	Barclays Capital	4/2/26	23,685
USD	65,886	CHF	52,000	JPMorgan Chase Bank N.A.	4/2/26	854
USD	35,066	CNY	242,000	BNP Paribas S.A.	4/2/26	35
USD	30,095	CNY	207,000	BNP Paribas S.A.	4/2/26	131
USD	102,043	CNY	704,000	BNP Paribas S.A.	4/2/26	135
USD	69,929	CNY	483,000	JPMorgan Chase Bank N.A.	4/2/26	12
USD	617,712	DKK	3,925,000	BNP Paribas S.A.	4/7/26	10,441
USD	17,490,033	EUR	14,793,328	BNP Paribas S.A.	4/2/26	391,165
USD	2,056,739	EUR	1,777,000	JPMorgan Chase Bank N.A.	4/2/26	2,793
USD	201,361	EUR	174,000	JPMorgan Chase Bank N.A.	4/2/26	243
USD	7,487,831	GBP	5,536,359	Barclays Capital	4/2/26	159,907
USD	152,011	GBP	114,000	JPMorgan Chase Bank N.A.	4/2/26	1,120
USD	139,789	GBP	104,000	JPMorgan Chase Bank N.A.	4/2/26	2,135
USD	7,056,169	GBP	5,328,359	JPMorgan Chase Bank N.A.	5/5/26	3,904
USD	51,341	IDR	862,708,494	BNP Paribas S.A.	6/10/26	655
USD	36,834	IDR	621,080,174	BNP Paribas S.A.	6/10/26	344
USD	101,083	IDR	1,700,450,906	Morgan Stanley & Co.	6/10/26	1,178
USD	212,767	ILS	664,147	Bank of America N.A.	6/17/26	1,052
USD	321,474	ILS	990,349	Bank of America N.A.	6/10/26	5,822
USD	391,392	ILS	1,199,176	Bank of America N.A.	6/17/26	9,121
USD	1,068,207	ILS	3,287,046	Barclays Capital	6/10/26	20,533
USD	427,399	ILS	1,319,688	BNP Paribas S.A.	4/6/26	7,576
USD	108,178	ILS	339,000	BNP Paribas S.A.	6/10/26	129
USD	70,116	ILS	217,000	JPMorgan Chase Bank N.A.	6/10/26	952
USD	409,490	INR	38,451,111	Bank of America N.A.	4/7/26	4,310
USD	559,800	INR	52,896,631	BNP Paribas S.A.	5/6/26	4,083
USD	60,697	INR	5,522,954	JPMorgan Chase Bank N.A.	4/7/26	2,499
USD	29,886	INR	2,727,873	JPMorgan Chase Bank N.A.	4/7/26	1,141
USD	741,518	INR	69,717,522	JPMorgan Chase Bank N.A.	4/7/26	6,866
USD	807,967	JPY	125,635,756	Bank of America N.A.	4/2/26	16,336
USD	8,944,084	JPY	1,392,017,879	Morgan Stanley & Co. International	4/2/26	172,981
USD	49,697	KRW	72,727,189	Bank of America N.A.	4/15/26	2,196

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	40,000	KRW	60,047,600	Bank of America N.A.	4/27/26	$ 767
USD	60,000	KRW	90,177,648	BNP Paribas S.A.	4/27/26	1,081
USD	27,328	KRW	41,518,896	BNP Paribas S.A.	4/13/26	212
USD	252,461	KRW	371,859,944	JPMorgan Chase Bank N.A.	4/15/26	9,586
USD	102,680	MXN	1,839,000	Bank of America N.A.	6/17/26	758
USD	83,822	MXN	1,498,000	Bank of America N.A.	6/17/26	798
USD	59,302	MXN	1,064,000	Bank of America N.A.	6/17/26	332
USD	119,053	MXN	2,140,000	BNP Paribas S.A.	6/17/26	448
USD	59,692	MXN	1,070,000	JPMorgan Chase Bank N.A.	6/17/26	390
USD	736,309	NZD	1,245,000	Barclays Capital	4/2/26	20,870
USD	1,567,455	NZD	2,617,000	Morgan Stanley & Co. International	4/2/26	63,596
USD	188,421	PEN	650,844	Bank of America N.A.*	6/17/26	2,158
USD	107,076	PEN	368,577	Bank of America N.A.*	6/17/26	1,594
USD	522,650	PEN	1,813,647	BNP Paribas S.A.*	6/17/26	3,607
USD	109,841	PLN	393,000	Bank of America N.A.	4/15/26	3,976
USD	144,809	PLN	533,000	Bank of America N.A.	4/15/26	1,232
USD	99,555	PLN	369,000	Barclays Capital	4/15/26	155
USD	29,950	PLN	106,000	BNP Paribas S.A.	4/15/26	1,396
USD	100,120	PLN	371,000	JPMorgan Chase Bank N.A.	4/15/26	181
USD	74,593	SEK	700,000	JPMorgan Chase Bank N.A.	4/2/26	649
USD	875,149	SGD	1,116,974	BNP Paribas S.A.	5/4/26	4,271
USD	3,677,134	SGD	4,634,075	JPMorgan Chase Bank N.A.	4/2/26	72,813
USD	17	THB	535	Barclays Capital	4/20/26	1
USD	168,648	THB	5,295,534	Barclays Capital	4/20/26	7,840
USD	12,403	THB	383,707	BNP Paribas S.A.	5/20/26	723
USD	141,233	THB	4,435,262	BNP Paribas S.A.	4/20/26	6,549
USD	120,597	THB	3,842,104	BNP Paribas S.A.	4/16/26	3,967
USD	75,403	THB	2,403,848	BNP Paribas S.A.	4/16/26	2,432
USD	35,921	THB	1,157,261	BNP Paribas S.A.	4/16/26	791
USD	73,389	THB	2,367,529	BNP Paribas S.A.	4/16/26	1,521
USD	108,190	THB	3,485,460	BNP Paribas S.A.	4/16/26	2,386
USD	70,000	THB	2,267,928	BNP Paribas S.A.	4/17/26	1,149
USD	90,000	THB	2,955,244	BNP Paribas S.A.	4/20/26	259
USD	67,526	THB	2,182,502	BNP Paribas S.A.	4/20/26	1,251
USD	66,491	THB	2,173,910	BNP Paribas S.A.	4/20/26	476
USD	90,000	THB	2,953,989	JPMorgan Chase Bank N.A.	4/23/26	274
USD	39,057	TWD	1,246,939	JPMorgan Chase Bank N.A.	4/13/26	21
USD	169,752	ZAR	2,875,000	Bank of America N.A.	4/20/26	87
USD	198,976	ZAR	3,369,000	Barclays Capital	4/20/26	159
Total Unrealized Appreciation						1,347,925
AUD	619,000	USD	436,646	Morgan Stanley & Co. International	4/2/26	(9,567)
CHF	170,000	USD	216,082	JPMorgan Chase Bank N.A.	4/2/26	(3,476)
CNY	718,000	USD	104,567	BNP Paribas S.A.	4/2/26	(633)
CNY	723,000	USD	104,913	BNP Paribas S.A.	4/2/26	(255)
CNY	276,000	USD	40,026	BNP Paribas S.A.	4/2/26	(73)
EUR	3,764,000	USD	4,448,149	JPMorgan Chase Bank N.A.	4/2/26	(97,530)
GBP	426,000	USD	565,300	JPMorgan Chase Bank N.A.	4/2/26	(1,446)
IDR	1,985,642,652	USD	117,836	BNP Paribas S.A.	6/10/26	(1,176)
IDR	1,340,168,000	USD	79,667	BNP Paribas S.A.	6/10/26	(930)
IDR	1,183,231,000	USD	69,703	BNP Paribas S.A.	6/10/26	(186)
IDR	780,122,897	USD	46,198	BNP Paribas S.A.	4/13/26	(303)
IDR	2,461,575,166	USD	145,802	BNP Paribas S.A.	4/13/26	(988)
IDR	1,230,644,467	USD	72,770	BNP Paribas S.A.	4/16/26	(376)
IDR	2,448,112,517	USD	144,730	BNP Paribas S.A.	4/16/26	(718)
IDR	1,186,640,000	USD	70,000	BNP Paribas S.A.	4/17/26	(196)
IDR	2,634,481,990	USD	155,000	BNP Paribas S.A.	4/27/26	(61)
IDR	4,877,119,814	USD	288,000	BNP Paribas S.A.	4/27/26	(1,167)
IDR	3,200,550,000	USD	190,000	BNP Paribas S.A.	4/27/26	(1,769)
IDR	4,886,654,141	USD	288,000	BNP Paribas S.A.	5/4/26	(655)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	6,452,183,964	USD	382,785	JPMorgan Chase Bank N.A.	6/10/26	$ (3,706)
IDR	506,130,000	USD	29,883	JPMorgan Chase Bank N.A.	6/10/26	(146)
IDR	2,540,895,000	USD	150,000	JPMorgan Chase Bank N.A.	4/27/26	(565)
ILS	31,000	USD	9,927	Bank of America N.A.	6/10/26	(46)
ILS	433,000	USD	140,183	Barclays Capital	4/6/26	(2,436)
INR	38,519,905	USD	409,490	Bank of America N.A.	4/24/26	(4,296)
INR	18,577,466	USD	201,412	JPMorgan Chase Bank N.A.	4/7/26	(5,651)
INR	8,196,730	USD	88,401	JPMorgan Chase Bank N.A.	4/7/26	(2,027)
INR	69,836,907	USD	741,518	JPMorgan Chase Bank N.A.	4/24/26	(6,898)
INR	312,454,720	USD	3,381,179	Morgan Stanley & Co.	4/7/26	(88,672)
KRW	41,336,708	USD	27,999	BNP Paribas S.A.	4/13/26	(1,002)
KRW	44,700,925	USD	30,000	BNP Paribas S.A.	4/16/26	(803)
KRW	14,932,000	USD	10,000	BNP Paribas S.A.	4/17/26	(247)
KRW	30,102,485	USD	20,000	BNP Paribas S.A.	4/20/26	(336)
KRW	29,868,002	USD	20,000	BNP Paribas S.A.	4/23/26	(487)
KRW	41,516,710	USD	27,328	BNP Paribas S.A.	4/15/26	(212)
MXN	29,443,466	USD	1,691,298	BNP Paribas S.A.	6/17/26	(59,459)
MXN	12,134,000	USD	680,968	BNP Paribas S.A.	6/17/26	(8,468)
MXN	26,955,460	USD	1,503,758	JPMorgan Chase Bank N.A.	5/21/26	(6,289)
PLN	189,482	USD	52,657	Barclays Capital	4/15/26	(1,615)
PLN	6,856,000	USD	1,901,821	Barclays Capital	4/15/26	(54,975)
PLN	193,160	USD	53,618	BNP Paribas S.A.	4/15/26	(1,585)
PLN	72,000	USD	19,987	BNP Paribas S.A.	4/15/26	(592)
PLN	72,000	USD	19,960	BNP Paribas S.A.	4/15/26	(565)
PLN	754,391	USD	209,292	BNP Paribas S.A.	4/15/26	(6,077)
PLN	470,000	USD	129,968	BNP Paribas S.A.	4/15/26	(3,361)
PLN	471,000	USD	130,210	JPMorgan Chase Bank N.A.	4/15/26	(3,334)
PLN	287,000	USD	79,462	JPMorgan Chase Bank N.A.	4/15/26	(2,151)
SEK	3,065,961	USD	337,909	Barclays Capital	4/2/26	(14,039)
SGD	1,119,476	USD	875,149	BNP Paribas S.A.	4/2/26	(4,436)
THB	12,994	USD	410	BNP Paribas S.A.	4/20/26	(16)
THB	1,768,083	USD	54,000	BNP Paribas S.A.	5/5/26	(240)
TWD	4,466,840	USD	140,000	Barclays Capital	4/23/26	(59)
TWD	891,868	USD	28,000	BNP Paribas S.A.	4/13/26	(79)
TWD	2,923,040	USD	91,865	JPMorgan Chase Bank N.A.	4/13/26	(357)
USD	4,396	BRL	23,011	Bank of America N.A.	4/2/26	(46)
USD	100,000	BRL	518,552	BNP Paribas S.A.	4/2/26	(110)
USD	112,499	BRL	592,073	BNP Paribas S.A.	4/2/26	(1,804)
USD	40,000	BRL	210,800	BNP Paribas S.A.	4/2/26	(696)
USD	42,000	BRL	221,847	BNP Paribas S.A.	4/2/26	(829)
USD	30,000	BRL	156,770	BNP Paribas S.A.	4/2/26	(265)
USD	458,884	CHF	365,765	Barclays Capital	5/4/26	(267)
USD	785,000	COP	3,045,800,000	BNP Paribas S.A.	6/17/26	(29,435)
USD	601,985	DKK	3,902,122	JPMorgan Chase Bank N.A.	5/4/26	(2,684)
USD	14,941,370	EUR	12,980,328	Bank of America N.A.	5/4/26	(86,111)
USD	191,128	EUR	166,000	JPMorgan Chase Bank N.A.	5/4/26	(1,052)
USD	105,222	ILS	332,907	BNP Paribas S.A.	5/5/26	(800)
USD	2,354,782	INR	223,586,532	Morgan Stanley & Co.	4/7/26	(1,272)
USD	11,473,374	JPY	1,825,063,873	Bank of America N.A.	5/7/26	(64,808)
USD	1,976,575	JPY	314,300,000	JPMorgan Chase Bank N.A.	4/2/26	(3,829)
USD	59,161	MXN	1,068,000	JPMorgan Chase Bank N.A.	6/17/26	(30)
USD	2,212,899	NZD	3,862,000	Morgan Stanley & Co. International	5/4/26	(8,895)
USD	99,742	PLN	372,000	Bank of America N.A.	4/15/26	(466)
USD	20,153	PLN	75,000	JPMorgan Chase Bank N.A.	4/15/26	(50)
USD	1,193,222	SGD	1,532,598	BNP Paribas S.A.	5/4/26	(1,709)
USD	1,534,484	SGD	1,975,050	JPMorgan Chase Bank N.A.	5/4/26	(5,416)
USD	88,935	TRY	4,012,658	Barclays Capital	4/2/26	(1,358)
USD	88,935	TRY	4,058,460	Barclays Capital	4/14/26	(1,064)
USD	88,935	TRY	4,067,353	Barclays Capital	4/16/26	(1,005)
USD	88,935	TRY	4,136,723	Barclays Capital	4/28/26	(979)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	95,382	TRY	4,445,187	Barclays Capital	4/30/26	$ (958)
USD	88,952	TRY	4,135,734	Barclays Capital	5/6/26	(69)
USD	106,742	TRY	4,988,481	Barclays Capital	5/4/26	(847)
USD	71,161	TRY	3,318,522	Barclays Capital	5/5/26	(340)
USD	71,128	TRY	3,284,264	Barclays Capital	4/21/26	(980)
USD	17,919	TRY	835,742	Barclays Capital	4/24/26	(351)
USD	36,821	TRY	1,669,424	Barclays Capital	4/3/26	(704)
USD	26,918	TRY	1,264,338	Barclays Capital	4/30/26	(484)
USD	17,954	TRY	842,043	Barclays Capital	4/29/26	(322)
USD	35,894	TRY	1,649,473	Barclays Capital	4/13/26	(736)
USD	35,894	TRY	1,640,679	Barclays Capital	4/9/26	(747)
USD	26,932	TRY	1,252,877	Barclays Capital	4/22/26	(536)
USD	26,920	TRY	1,242,587	Barclays Capital	4/17/26	(518)
USD	71,788	TRY	3,325,866	Barclays Capital	4/20/26	(1,338)
USD	378,000	TWD	12,168,988	BNP Paribas S.A.	5/4/26	(3,547)
USD	109,204	ZAR	1,855,000	BNP Paribas S.A.	4/20/26	(267)
USD	108,837	ZAR	1,863,000	BNP Paribas S.A.	4/20/26	(1,106)
ZAR	7,904,093	USD	482,998	Barclays Capital	4/20/26	(16,547)
ZAR	21,103,261	USD	1,263,787	JPMorgan Chase Bank N.A.	4/20/26	(18,403)
Total Unrealized Depreciation						(670,512)
Net Unrealized Appreciation						$ 677,413

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
2.	As of March 31, 2026, cash collateral of $638,000 was due to a broker for foreign currency forward contracts.
Futures Contracts
As of March 31, 2026, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Australia 10 Year Bonds	69	June 2026	$ 5,161,592	$ 5,129,786	$ (31,806)
Euro-BTP	109	June 2026	15,064,744	14,649,844	(414,900)
Euro-Bund	110	June 2026	16,256,583	15,942,523	(314,060)
Euro-Schatz	94	June 2026	11,477,183	11,489,727	12,544
U.S. Treasury 5 Year Notes	425	June 2026	46,655,881	45,976,367	(679,514)
U.S. Treasury 10 Year Ultra Bonds	212	June 2026	24,602,006	24,065,312	(536,694)
U.S. Treasury Ultra Bonds	50	June 2026	5,893,463	5,828,125	(65,338)
Total Long Contracts					(2,029,768)
Short Contracts
Euro-Bobl	(102)	June 2026	(13,744,456)	(13,608,816)	135,640
Euro-Buxl	(13)	June 2026	(1,676,460)	(1,656,772)	19,688
Euro-OAT	(133)	June 2026	(18,822,999)	(18,245,982)	577,017
Japan 10 Year Bonds	(10)	June 2026	(8,284,654)	(8,210,831)	73,823
U.S. Treasury 2 Year Notes	(92)	June 2026	(19,222,943)	(19,084,969)	137,974
U.S. Treasury 10 Year Notes	(650)	June 2026	(73,565,167)	(72,180,469)	1,384,698
U.S. Treasury Long Bonds	(24)	June 2026	(2,754,160)	(2,733,000)	21,160
Total Short Contracts					2,350,000
Net Unrealized Appreciation					$ 320,232

1.	As of March 31, 2026, cash in the amount of $213,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2026.

Written Swaptions
As of March 31, 2026, the Portfolio held the following swaptions agreements:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-2-Year Interest Rate Swap	Barclays Capital	$ 2.44	1/25/27	(19,800,000)	EUR (19,800,000)	$ (176,120)	$ (264,223)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-2-Year Interest Rate Swap	Barclays Capital	$ 2.44	1/25/27	(19,800,000)	EUR (19,800,000)	$ (176,120)	$ (62,840)
Swap Contracts
As of March 31, 2026, the Portfolio held the following centrally cleared interest rate swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 10,500,000	USD	6/18/27	Fixed 3.25%	1 Day SOFR	Annually/Annually	$ 57,049	$ 56,770	$ (279)
14,000,000	JPY	9/20/27	Fixed 0.30%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(1,027)	1,261	2,288
3,200,000	EUR	10/8/27	Fixed 1.895%	6 Month EURIBOR	Annually/Semi-Annually	—	50,498	50,498
8,000,000	GBP	3/18/28	Floating 1 Day SONIA	3.50%	Annually/Annually	(173,635)	(138,492)	35,143
50,000,000	JPY	3/20/28	Fixed 0.30%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(4,337)	6,780	11,117
420,000,000	JPY	9/14/28	Fixed 0.55%	1 Day TONAR	Annually/Annually	(2,447)	57,196	59,643
106,980,000	JPY	3/20/29	Fixed 0.45%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(17,779)	22,173	39,952
4,400,000	USD	6/3/30	Fixed 3.77%	1 Day SOFR	Annually/Annually	(16,067)	(30,401)	(14,334)
19,414,900	USD	8/31/30	Fixed 3.325%	1 Day SOFR	Annually/Annually	70,166	192,426	122,260
600,000	USD	8/31/30	Fixed 3.337%	1 Day SOFR	Annually/Annually	—	5,678	5,678
100,000	USD	8/31/30	Fixed 3.407%	1 Day SOFR	Annually/Annually	—	679	679
12,940,000	GBP	3/18/31	Floating 1 Day SONIA	3.50%	Annually/Annually	(56,295)	(497,504)	(441,209)
386,000,000	JPY	12/15/31	Fixed 0.50%	1 Day TONAR	Annually/Annually	305	172,314	172,009
5,900,000	EUR	8/15/32	Floating 6 Month EURIBOR	2.879%	Semi-Annually/Annually	—	(12,421)	(12,421)
5,100,000	USD	2/13/34	Floating 1 Day SOFR	3.085%	Annually/Annually	(39,294)	(236,417)	(197,123)
3,000,000	USD	8/15/35	Fixed 3.758%	1 Day SOFR	Annually/Annually	—	18,065	18,065
13,700,000	USD	8/15/35	Fixed 3.801%	1 Day SOFR	Annually/Annually	(1,093)	36,472	37,565
18,420,000	EUR	9/16/36	Floating 6 Month EURIBOR	2.75%	Semi-Annually/Annually	(334,276)	(653,047)	(318,771)
1,400,000	EUR	11/4/52	Fixed 0.19%	6 Month EURIBOR	Annually/Semi-Annually	—	863,610	863,610
100,000	USD	11/15/53	Fixed 4.015%	1 Day SOFR	Annually/Annually	—	2,362	2,362
100,000	USD	11/15/53	Fixed 3.998%	1 Day SOFR	Annually/Annually	—	2,643	2,643
7,000,000	USD	2/13/54	Fixed 2.865%	1 Day SOFR	Annually/Annually	124,702	1,494,269	1,369,567

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 2,800,000	USD	6/20/54	Fixed 3.50%	1 Day SOFR	Annually/Annually	$ 70,184	$ 304,088	$ 233,904
7,800,000	USD	3/19/55	Fixed 3.25%	1 Day SOFR	Annually/Annually	1,001,555	1,178,964	177,409
2,500,000	USD	6/18/55	Fixed 3.25%	1 Day SOFR	Annually/Annually	168,338	378,790	210,452
2,910,000	EUR	1/13/56	Fixed 3.05%	6 Month EURIBOR	Annually/Semi-Annually	121,622	32,809	(88,813)
7,630,000	EUR	9/16/56	Fixed 3.00%	6 Month EURIBOR	Annually/Semi-Annually	135,127	182,318	47,191
						$ 1,102,798	$ 3,491,883	$ 2,389,085
As of March 31, 2026, the Portfolio held the following centrally cleared inflation swap agreements1:
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 1,500,000	USD	4/23/26	1 Month USD-CPI	Fixed 3.323%	At Maturity	$ —	$ 13,708	$ 13,708
2,200,000	USD	5/13/26	Fixed 2.768%	1 Month USD-CPI	At Maturity	278	215,320	215,042
1,000,000	USD	5/14/26	Fixed 2.813%	1 Month USD-CPI	At Maturity	67	95,503	95,436
1,250,000	USD	5/25/26	Fixed 2.703%	1 Month USD-CPI	At Maturity	293	129,217	128,924
500,000	USD	6/1/26	Fixed 2.69%	1 Month USD-CPI	At Maturity	133	52,611	52,478
2,000,000	USD	6/4/26	1 Month USD-CPI	Fixed 3.30%	At Maturity	—	(2,007)	(2,007)
4,100,000	USD	8/27/26	1 Month USD-CPI	Fixed 3.434%	At Maturity	—	(13,539)	(13,539)
6,700,000	EUR	6/15/27	Fixed 1.636%	1 Month EUR-CPI	At Maturity	—	147,183	147,183
2,100,000	GBP	9/15/27	Fixed 3.365%	1 Month UKRPI-CPI	At Maturity	—	41,839	41,839
1,200,000	GBP	9/15/27	Fixed 3.365%	1 Month UKRPI-CPI	At Maturity	1,445	23,909	22,464
770,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.36%	At Maturity	(2,830)	(88,990)	(86,160)
510,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.353%	At Maturity	(2,012)	(59,379)	(57,367)
300,000	USD	8/26/28	Fixed 2.573%	1 Month USD-CPI	At Maturity	—	25,832	25,832
500,000	USD	9/10/28	Fixed 2.645%	1 Month USD-CPI	At Maturity	—	38,839	38,839
2,600,000	USD	11/4/29	1 Month USD-CPI	Fixed 1.76%	At Maturity	(96,428)	(475,145)	(378,717)
2,200,000	USD	5/19/30	1 Month USD-CPI	Fixed 1.28%	At Maturity	(142,383)	(507,492)	(365,109)
3,300,000	EUR	3/15/31	1 Month EUR-CPI	Fixed 1.38%	At Maturity	(59,406)	(784,338)	(724,932)
700,000	EUR	8/15/34	Fixed 2.049%	1 Month EUR-CPI	At Maturity	—	9,447	9,447
1,600,000	EUR	8/15/34	Fixed 2.049%	1 Month EUR-CPI	At Maturity	(2,363)	21,594	23,957
600,000	GBP	8/15/34	1 Month UKRPI-CPI	Fixed 3.50%	At Maturity	2,270	(6,312)	(8,582)
1,200,000	GBP	8/15/34	1 Month UKRPI-CPI	Fixed 3.50%	At Maturity	6,288	(12,624)	(18,912)
800,000	GBP	9/15/34	1 Month UKRPI-CPI	Fixed 3.466%	At Maturity	—	(14,487)	(14,487)
1,300,000	EUR	9/15/34	Fixed 2.034%	1 Month EUR-CPI	At Maturity	—	20,022	20,022
700,000	GBP	9/15/34	1 Month UKRPI-CPI	Fixed 3.466%	At Maturity	(146)	(12,676)	(12,530)
300,000	EUR	9/15/34	Fixed 2.034%	1 Month EUR-CPI	At Maturity	(2,838)	4,620	7,458
280,000	EUR	5/15/37	1 Month EUR-CPI	Fixed 2.488%	At Maturity	—	(6,450)	(6,450)
400,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.59%	At Maturity	(9,071)	5,575	14,646
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	—	1,064	1,064
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	105	1,064	959
100,000	EUR	4/15/52	1 Month EUR-CPI	Fixed 2.55%	At Maturity	113	1,075	962
400,000	EUR	4/15/53	1 Month EUR-CPI	Fixed 2.70%	At Maturity	2,408	48,565	46,157
400,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	—	57,687	57,687
300,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	769	43,265	42,496
200,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	1,627	28,844	27,217
100,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	—	13,491	13,491
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	3,591	40,473	36,882
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.682%	At Maturity	—	35,165	35,165
						$ (298,090)	$ (867,527)	$ (569,437)

As of March 31, 2026, the Portfolio held the following open OTC debt total return swap agreements2:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 07/15/2027	1 Day SOFR	4/20/26	Daily	$ 10,000	$ 40,610
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/2028	1 Day SOFR	4/20/26	Daily	15,000	22,537
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 07/15/2031	1 Day SOFR	4/20/26	Daily	20,000	(192,600)
						$ (129,453)

1.	As of March 31, 2026, cash in the amount of $2,034,000 was on deposit with a broker for centrally cleared swap agreements.
2.	Portfolio receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

Abbreviation(s):
AUD—Australia Dollar
Bobl—Bundesobligation, the German word for federal government bond
BRL—Brazil Real
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
Buxl—Ultra Long German Bond Future
CAD—Canada Dollar
CHF—Switzerland Franc
CLO—Collateralized Loan Obligation
CNY—China Yuan Renminbi
COP—Colombia Peso
CPI—Consumer Price Index
DAC—Designated Activity Company
DKK—Denmark Krone
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
IDR—Indonesia Rupiah
ILS—Israel Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—Korean Won
MXN—Mexico Peso
NZD—New Zealand Dollar

OAT—Obligations assimilables du Trésor
PEN—Peru Nuevo Sol
PLN—Poland Zloty
REMIC—Real Estate Mortgage Investment Conduit
SEK—Sweden Krona
SGD—Singapore Dollar
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Interbank Average Rate
TBA—To Be Announced
THB—Thailand Baht
TONAR—Tokyo Overnight Average Rate
TRY—Turkish lira
TWD—Taiwan New Dollar
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
ZAR—South African Rand

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 23,741,222	$ —	$ 23,741,222
Corporate Bonds	—	3,135,326	—	3,135,326
Foreign Government Bonds	—	24,128,447	—	24,128,447
Mortgage-Backed Securities	—	24,789,489	—	24,789,489
U.S. Government & Federal Agencies	—	442,657,817	—	442,657,817
Total Long-Term Bonds	—	518,452,301	—	518,452,301
Short-Term Investments
Affiliated Investment Company	290,032	—	—	290,032
Foreign Treasury Debt	—	312,694	—	312,694
Total Short-Term Investments	290,032	312,694	—	602,726
Total Investments in Securities	290,032	518,764,995	—	519,055,027
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	1,347,925	—	1,347,925
Futures Contracts	2,362,544	—	—	2,362,544
Interest Rate Swap Contracts	—	3,462,035	—	3,462,035
Inflation Swap Contracts	—	1,119,355	—	1,119,355
OTC Debt Total Return Swap Contracts	—	63,147	—	63,147
Total Other Financial Instruments	2,362,544	5,992,462	—	8,355,006
Total Investments in Securities and Other Financial Instruments	$ 2,652,576	$ 524,757,457	$ —	$ 527,410,033
Liability Valuation Inputs
Short-Term Investments Sold Short	$ —	$ (75,925,250)	$ —	$ (75,925,250)
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	(670,512)	—	(670,512)
Futures Contracts (b)	(2,042,312)	—	—	(2,042,312)
Written Options	—	(327,063)	—	(327,063)
Interest Rate Swap Contracts (b)	—	(1,072,950)	—	(1,072,950)
Inflation Swap Contracts (b)	—	(1,688,792)	—	(1,688,792)
OTC Debt Total Return Swap Contracts (b)	—	(192,600)	—	(192,600)
Total Other Financial Instruments	(2,042,312)	(3,951,917)	—	(5,994,229)
Total Investments in Securities Sold Short and Other Financial Instruments	$ (2,042,312)	$ (79,877,167)	$ —	$ (81,919,479)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (a)	Borrowing Date	Maturity Date	Amount Borrowed (a)	Payable for Sale-BuyBack Transactions (b)
BNP Paribas S.A.	3.83%	3/26/2026	4/2/2026	$16,126,658	$16,128,274
BNP Paribas S.A.	3.83	3/26/2026	4/2/2026	13,476,734	13,477,542
BNP Paribas S.A.	3.83	3/26/2026	4/2/2026	13,951,700	13,952,671
BNP Paribas S.A.	3.83	3/26/2026	4/2/2026	18,098,503	18,099,644
BNP Paribas S.A.	3.83	3/26/2026	4/2/2026	9,942,064	9,942,716
BNP Paribas S.A.	3.83	3/26/2026	4/2/2026	12,703,824	12,704,645
BNP Paribas S.A.	3.83	3/26/2026	4/2/2026	13,271,637	13,272,360
BNP Paribas S.A.	3.83	3/26/2026	4/2/2026	11,336,854	11,337,873
BNP Paribas S.A.	3.83	3/26/2026	4/2/2026	12,400,794	12,402,004
BNP Paribas S.A.	3.83	3/26/2026	4/2/2026	9,315,630	9,316,430
BNP Paribas S.A.	3.83	3/26/2026	4/2/2026	15,191,018	15,192,568
BNP Paribas S.A.	3.83	3/26/2026	4/2/2026	12,762,945	12,764,096
BNP Paribas S.A.	3.83	3/26/2026	4/2/2026	12,477,679	12,478,984
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	6,504,777	6,507,753
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	6,801,050	6,804,441
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	6,923,055	6,926,633
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	6,399,953	6,403,605
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	5,299,670	5,302,696
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	6,943,900	6,948,085
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	4,854,481	4,855,991
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	8,555,604	8,557,801
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	7,851,402	7,853,364
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	7,059,893	7,061,738
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	9,940,108	9,942,850
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	7,184,165	7,186,453
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	11,353,076	11,357,300
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	12,378,941	12,383,376
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	9,296,474	9,300,080
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	5,153,519	5,155,648
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	6,519,214	6,521,944
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	12,773,407	12,778,190
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	12,442,080	12,447,495
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	5,911,368	5,913,596
BNP Paribas S.A.	3.79	3/27/2026	4/6/2026	7,488,509	7,491,040
BNP Paribas S.A.	3.82	3/27/2026	4/6/2026	2,360,286	2,361,320
BNP Paribas S.A.	3.80	3/30/2026	4/6/2026	1,187,604	1,188,166
BNP Paribas S.A.	3.76	3/31/2026	4/1/2026	3,753,364	3,753,364
				$345,991,940	$346,072,736
(a) During the period ended March 31, 2026, the Portfolio’s average amount of borrowing was $54,438,135 at a weighted average interest rate of 3.84%.
(b) Payable for sale-buyback transactions includes $80,796 of deferred price drop.

NYLIM VP Small Cap Growth Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 95.8%
Aerospace & Defense 6.0%
BWX Technologies, Inc.	5,748	$ 1,175,408
Curtiss-Wright Corp.	5,609	3,820,402
FTAI Aviation Ltd.	8,436	2,066,820
Karman Holdings, Inc. (a)(b)	19,814	1,586,111
Loar Holdings, Inc. (a)	31,645	1,812,942
Mercury Systems, Inc. (a)	26,315	1,918,627
Moog, Inc., Class A	7,662	2,242,208
StandardAero, Inc. (a)	151,501	3,913,271
VSE Corp.	15,156	2,794,766
Woodward, Inc.	2,572	920,570
		22,251,125
Automobile Components 0.5%
Patrick Industries, Inc.	17,743	1,970,715
Banks 2.3%
Bancorp, Inc. (The) (a)	29,619	1,591,429
Coastal Financial Corp. (a)	12,613	959,849
Prosperity Bancshares, Inc.	86,990	5,843,988
		8,395,266
Beverages 0.3%
Vita Coco Co., Inc. (The) (a)	26,697	1,279,053
Biotechnology 6.3%
Alkermes plc (a)	80,650	2,851,784
Blueprint Medicines Corp., CVR (a)(c)	14,171	—
Cytokinetics, Inc. (a)	64,159	4,228,720
Denali Therapeutics, Inc. (a)	92,328	1,772,698
Madrigal Pharmaceuticals, Inc. (a)	5,783	3,027,227
Mirum Pharmaceuticals, Inc. (a)	31,878	2,944,890
Protagonist Therapeutics, Inc. (a)	34,294	3,614,587
PTC Therapeutics, Inc. (a)	26,447	1,801,834
Vaxcyte, Inc. (a)	56,605	3,289,316
		23,531,056
Building Products 4.5%
AAON, Inc.	36,331	3,006,390
CSW Industrials, Inc.	7,991	2,082,295
Griffon Corp.	24,089	1,750,789
Modine Manufacturing Co. (a)	16,376	3,548,843
Simpson Manufacturing Co., Inc.	27,848	4,779,274
Zurn Elkay Water Solutions Corp.	39,616	1,776,381
		16,943,972
Capital Markets 4.4%
DigitalBridge Group, Inc.	117,766	1,815,952
Evercore, Inc., Class A	6,279	1,874,344

	Shares	Value
Common Stocks
Capital Markets
Hamilton Lane, Inc., Class A	19,316	$ 1,920,010
Houlihan Lokey, Inc.	29,014	4,166,991
StepStone Group, Inc., Class A	46,471	2,217,596
StoneX Group, Inc. (a)	54,322	4,381,069
		16,375,962
Chemicals 1.5%
Hawkins, Inc.	15,968	2,452,685
HB Fuller Co.	49,103	3,028,673
		5,481,358
Commercial Services & Supplies 5.0%
Casella Waste Systems, Inc., Class A (a)	76,195	6,045,311
MSA Safety, Inc.	18,603	3,049,962
OPENLANE, Inc. (a)	105,030	3,061,625
Waste Connections, Inc.	40,828	6,632,100
		18,788,998
Construction & Engineering 5.8%
Construction Partners, Inc., Class A (a)	24,227	2,692,104
Everus Construction Group, Inc. (a)	11,224	1,325,105
IES Holdings, Inc. (a)	7,108	3,386,749
Limbach Holdings, Inc. (a)	30,549	2,384,350
Primoris Services Corp.	19,321	2,763,676
Sterling Infrastructure, Inc. (a)	13,545	5,516,472
Valmont Industries, Inc.	9,120	3,644,078
		21,712,534
Construction Materials 1.8%
Eagle Materials, Inc.	12,648	2,396,164
James Hardie Industries plc, ADR (a)	54,064	1,023,972
Knife River Corp. (a)	24,071	1,965,397
United States Lime & Minerals, Inc.	10,872	1,419,992
		6,805,525
Consumer Finance 0.2%
Dave, Inc. (a)	4,384	763,211
Consumer Staples Distribution & Retail 0.7%
Casey's General Stores, Inc.	3,750	2,729,475
Diversified Consumer Services 1.5%
Bright Horizons Family Solutions, Inc. (a)	33,206	2,727,209
Mister Car Wash, Inc. (a)	403,275	2,810,827
		5,538,036
Electrical Equipment 0.9%
Generac Holdings, Inc. (a)	5,080	992,276

	Shares	Value
Common Stocks
Electrical Equipment
Nextpower, Inc., Class A (a)	20,343	$ 2,452,349
		3,444,625
Electronic Equipment, Instruments & Components 3.7%
Itron, Inc. (a)	15,363	1,376,985
Mirion Technologies, Inc. (a)	275,603	5,123,460
Novanta, Inc. (a)	41,044	4,847,707
OSI Systems, Inc. (a)	8,849	2,349,498
		13,697,650
Energy Equipment & Services 2.7%
Oceaneering International, Inc. (a)	221,606	7,860,365
TechnipFMC plc	34,481	2,383,671
		10,244,036
Food Products 0.4%
Freshpet, Inc. (a)	13,712	808,460
Vital Farms, Inc. (a)(b)	56,378	796,057
		1,604,517
Ground Transportation 0.6%
Saia, Inc. (a)	6,277	2,204,985
Health Care Equipment & Supplies 3.9%
Establishment Labs Holdings, Inc. (a)	88,554	5,028,096
Glaukos Corp. (a)	22,705	2,444,420
Kestra Medical Technologies Ltd. (a)(b)	86,406	1,722,072
Lantheus Holdings, Inc. (a)	23,123	1,753,880
OrthoPediatrics Corp. (a)	79,187	1,256,698
PROCEPT BioRobotics Corp. (a)	37,646	941,526
SI-BONE, Inc. (a)	98,250	1,240,897
		14,387,589
Health Care Providers & Services 7.9%
BrightSpring Health Services, Inc. (a)	59,944	2,554,214
Encompass Health Corp.	33,625	3,252,546
Ensign Group, Inc. (The)	20,395	4,109,593
Guardant Health, Inc. (a)	58,889	5,439,577
HealthEquity, Inc. (a)	102,957	8,604,116
Lumexa Imaging Holdings, Inc. (a)	84,177	723,922
Option Care Health, Inc. (a)	61,927	1,667,075
RadNet, Inc. (a)	54,699	3,057,127
		29,408,170
Hotels, Restaurants & Leisure 0.3%
Kura Sushi USA, Inc., Class A (a)(b)	17,088	1,192,572
Household Durables 2.3%
Cavco Industries, Inc. (a)	6,655	3,222,950

	Shares	Value
Common Stocks
Household Durables
Installed Building Products, Inc. (b)	9,066	$ 2,403,850
TopBuild Corp. (a)	8,500	2,986,050
		8,612,850
Independent Power and Renewable Electricity Producers 0.5%
Talen Energy Corp. (a)	5,824	1,859,196
Industrial REITs 1.4%
EastGroup Properties, Inc.	13,869	2,567,013
Terreno Realty Corp.	40,088	2,462,205
		5,029,218
Insurance 0.8%
Skyward Specialty Insurance Group, Inc. (a)	66,536	2,906,292
Life Sciences Tools & Services 2.5%
Bio-Techne Corp.	83,534	4,365,487
Bruker Corp.	93,205	3,366,565
West Pharmaceutical Services, Inc.	6,588	1,651,216
		9,383,268
Machinery 4.4%
CECO Environmental Corp. (a)	31,763	1,892,439
Enerpac Tool Group Corp.	35,972	1,311,899
Enpro, Inc.	12,801	3,208,571
ESCO Technologies, Inc.	10,978	3,088,880
IDEX Corp.	8,783	1,664,818
Kadant, Inc.	8,474	2,477,374
Mueller Water Products, Inc., Class A	23,109	635,266
SPX Technologies, Inc. (a)	10,343	2,067,979
		16,347,226
Metals & Mining 1.0%
Materion Corp.	26,451	3,826,137
Oil, Gas & Consumable Fuels 1.3%
Matador Resources Co.	25,334	1,600,602
Range Resources Corp.	69,580	3,143,624
		4,744,226
Pharmaceuticals 0.3%
Crinetics Pharmaceuticals, Inc. (a)	32,783	1,190,679
Professional Services 2.1%
Andersen Group, Inc., Class A (a)(b)	133,321	3,626,331
FTI Consulting, Inc. (a)	11,844	2,093,664

	Shares	Value
Common Stocks
Professional Services
Parsons Corp. (a)	37,696	$ 2,041,992
		7,761,987
Real Estate Management & Development 0.8%
FirstService Corp.	21,841	3,034,589
Semiconductors & Semiconductor Equipment 8.4%
Allegro MicroSystems, Inc. (a)	52,167	1,644,825
Credo Technology Group Holding Ltd. (a)	16,983	1,594,194
Entegris, Inc.	33,216	3,894,244
Impinj, Inc. (a)	8,517	874,696
Lattice Semiconductor Corp. (a)	77,656	7,203,371
MACOM Technology Solutions Holdings, Inc. (a)	11,522	2,558,691
Onto Innovation, Inc. (a)	19,199	3,937,139
Power Integrations, Inc.	29,957	1,533,798
Rambus, Inc. (a)	28,168	2,423,293
SiTime Corp. (a)	7,149	2,468,907
Universal Display Corp.	36,137	3,312,317
		31,445,475
Software 6.0%
CCC Intelligent Solutions Holdings, Inc. (a)	908,884	5,453,304
Descartes Systems Group, Inc. (The) (a)	27,717	1,983,429
Dynatrace, Inc. (a)	131,729	4,871,339
Guidewire Software, Inc. (a)	19,591	2,930,030
JFrog Ltd. (a)	35,669	1,673,946
Procore Technologies, Inc. (a)	40,364	2,300,748
Q2 Holdings, Inc. (a)	13,447	636,043
ServiceTitan, Inc., Class A (a)	19,840	1,259,046
Vertex, Inc., Class A (a)	92,317	1,097,649
		22,205,534
Specialty Retail 1.1%
Boot Barn Holdings, Inc. (a)	13,367	1,956,394
Revolve Group, Inc. (a)	92,985	2,102,391
		4,058,785
Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc.	10,615	2,816,372
McGrath RentCorp	13,280	1,464,518
SiteOne Landscape Supply, Inc. (a)	15,922	2,119,378
		6,400,268
Total Common Stocks (Cost $322,522,802)		357,556,160

	Shares	Value
Short-Term Investments 5.8%
Affiliated Investment Company 5.3%
NYLI U.S. Government Liquidity Fund, 3.538% (d)	19,952,013	$ 19,952,013
Unaffiliated Investment Company 0.5%
Invesco Government & Agency Portfolio, 3.66% (d)(e)	1,702,495	1,702,495
Total Short-Term Investments (Cost $21,654,508)		21,654,508
Total Investments (Cost $344,177,310)	101.6%	379,210,668
Other Assets, Less Liabilities	(1.6)	(5,979,606)
Net Assets	100.0%	$ 373,231,062

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2026, the aggregate market value of securities on loan was $3,871,938; the total market value of collateral held by the Portfolio was $3,961,670. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,259,175. The Portfolio received cash collateral with a value of $1,702,495.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Current yield as of March 31, 2026.
(e)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 13,146	$ 40,315	$ (33,509)	$ —	$ —	$ 19,952	$ 179	$ —	19,952

Abbreviation(s):
ADR—American Depositary Receipt
CVR—Contingent Value Right
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 357,556,160	$ —	$ —	$ 357,556,160
Short-Term Investments
Affiliated Investment Company	19,952,013	—	—	19,952,013
Unaffiliated Investment Company	1,702,495	—	—	1,702,495
Total Short-Term Investments	21,654,508	—	—	21,654,508
Total Investments in Securities	$ 379,210,668	$ —	$ —	$ 379,210,668

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM VP American Century Large Cap Equity Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.9%
Air Freight & Logistics 0.5%
FedEx Corp.	4,401	$ 1,567,548
Automobiles 1.4%
Tesla, Inc. (a)	11,659	4,334,233
Banks 4.2%
Bank of America Corp.	90,520	4,412,850
JPMorgan Chase & Co.	16,630	4,891,881
Regions Financial Corp.	153,718	4,015,114
		13,319,845
Beverages 0.8%
PepsiCo, Inc.	16,756	2,602,039
Biotechnology 2.5%
AbbVie, Inc.	14,467	3,146,428
Gilead Sciences, Inc.	21,504	2,997,012
Vertex Pharmaceuticals, Inc. (a)	3,990	1,781,695
		7,925,135
Broadline Retail 3.3%
Amazon.com, Inc. (a)	51,110	10,644,680
Building Products 1.7%
Johnson Controls International plc	20,375	2,668,106
Trane Technologies plc	6,319	2,633,380
		5,301,486
Capital Markets 4.5%
Ameriprise Financial, Inc.	3,985	1,770,934
BlackRock, Inc.	2,000	1,923,420
Goldman Sachs Group, Inc. (The)	3,214	2,719,012
Intercontinental Exchange, Inc.	9,975	1,568,868
KKR & Co., Inc.	13,452	1,244,310
Morgan Stanley	14,006	2,304,968
S&P Global, Inc.	6,727	2,861,262
		14,392,774
Chemicals 1.7%
Ecolab, Inc.	7,357	1,957,109
Linde plc	7,034	3,487,176
		5,444,285
Communications Equipment 0.8%
Motorola Solutions, Inc.	6,303	2,735,313

	Shares	Value
Common Stocks
Consumer Finance 0.9%
American Express Co.	9,315	$ 2,817,601
Consumer Staples Distribution & Retail 1.5%
Costco Wholesale Corp.	2,434	2,425,311
Sysco Corp.	31,234	2,227,921
		4,653,232
Containers & Packaging 0.5%
Ball Corp.	27,952	1,652,243
Diversified Telecommunication Services 0.4%
Verizon Communications, Inc.	25,439	1,277,038
Electric Utilities 1.9%
NextEra Energy, Inc.	64,324	5,974,413
Electrical Equipment 1.5%
Eaton Corp. plc	7,207	2,577,728
GE Vernova, Inc.	2,508	2,189,233
		4,766,961
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	10,657	1,346,512
Coherent Corp. (a)	1,768	421,155
		1,767,667
Energy Equipment & Services 0.9%
SLB Ltd.	57,326	2,945,983
Entertainment 1.0%
Liberty Media Corp.-Liberty Formula One, Class C (a)	5,415	460,383
Netflix, Inc. (a)	28,400	2,730,660
		3,191,043
Financial Services 2.5%
Mastercard, Inc., Class A	10,396	5,194,465
Visa, Inc., Class A	9,320	2,816,877
		8,011,342
Ground Transportation 1.0%
Uber Technologies, Inc. (a)	18,858	1,356,456
Union Pacific Corp.	7,018	1,702,707
		3,059,163
Health Care Equipment & Supplies 1.0%
IDEXX Laboratories, Inc. (a)	3,058	1,718,260

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Intuitive Surgical, Inc. (a)	3,243	$ 1,494,990
		3,213,250
Health Care Providers & Services 1.8%
Cencora, Inc.	4,809	1,510,699
Cigna Group (The)	9,961	2,657,097
UnitedHealth Group, Inc.	5,353	1,448,468
		5,616,264
Health Care REITs 1.1%
Welltower, Inc.	18,219	3,602,079
Hotels, Restaurants & Leisure 1.5%
Airbnb, Inc., Class A (a)	4,710	594,779
Booking Holdings, Inc.	393	1,654,656
Marriott International, Inc., Class A	7,603	2,486,713
		4,736,148
Household Products 1.9%
Church & Dwight Co., Inc.	17,170	1,602,304
Colgate-Palmolive Co.	13,110	1,117,365
Procter & Gamble Co. (The)	23,413	3,381,774
		6,101,443
Industrial Conglomerates 0.8%
Honeywell International, Inc.	11,865	2,681,846
Industrial REITs 1.1%
Prologis, Inc.	26,107	3,450,823
Insurance 1.5%
Marsh & McLennan Cos., Inc.	7,889	1,368,347
MetLife, Inc.	29,687	2,099,465
Progressive Corp. (The)	6,476	1,283,802
		4,751,614
Interactive Media & Services 7.6%
Alphabet, Inc., Class A	64,707	18,607,145
Meta Platforms, Inc., Class A	9,650	5,521,054
		24,128,199
IT Services 1.5%
International Business Machines Corp.	16,814	4,075,546
MongoDB, Inc. (a)	2,395	586,224
		4,661,770
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	9,434	1,075,288

	Shares	Value
Common Stocks
Life Sciences Tools & Services
Danaher Corp.	14,982	$ 2,840,587
Thermo Fisher Scientific, Inc.	4,268	2,097,850
		6,013,725
Machinery 3.0%
Cummins, Inc.	6,500	3,497,130
Deere & Co.	3,350	1,887,055
Parker-Hannifin Corp.	2,193	1,963,261
Xylem, Inc.	19,465	2,326,068
		9,673,514
Oil, Gas & Consumable Fuels 2.0%
Cheniere Energy, Inc.	10,819	3,069,999
Williams Cos., Inc. (The)	44,691	3,252,611
		6,322,610
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	18,136	1,099,948
Eli Lilly & Co.	4,823	4,436,051
Merck & Co., Inc.	15,645	1,881,937
Zoetis, Inc.	15,084	1,783,080
		9,201,016
Professional Services 0.5%
Automatic Data Processing, Inc.	8,126	1,651,041
Semiconductors & Semiconductor Equipment 15.2%
Analog Devices, Inc.	13,645	4,341,020
Applied Materials, Inc.	7,817	2,671,772
ASML Holding NV	989	1,309,077
Broadcom, Inc.	30,792	9,530,432
Lam Research Corp.	8,965	1,915,462
Micron Technology, Inc.	6,439	2,175,352
NVIDIA Corp.	143,399	25,008,786
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4,677	1,580,592
		48,532,493
Software 9.3%
AppLovin Corp., Class A (a)	2,746	1,092,908
Cadence Design Systems, Inc. (a)	10,705	2,974,598
Crowdstrike Holdings, Inc., Class A (a)	3,076	1,200,901
Dynatrace, Inc. (a)	33,236	1,229,067
Microsoft Corp.	52,474	19,424,301
Salesforce, Inc.	5,441	1,015,671
ServiceNow, Inc. (a)	14,940	1,561,977
Workday, Inc., Class A (a)	8,181	1,062,876
		29,562,299

	Shares	Value
Common Stocks
Specialized REITs 0.6%
Equinix, Inc.	1,929	$ 1,890,883
Specialty Retail 3.6%
Home Depot, Inc. (The)	12,151	3,996,342
O'Reilly Automotive, Inc. (a)	20,874	1,926,879
TJX Cos., Inc. (The)	23,922	3,820,344
Tractor Supply Co.	38,658	1,751,207
		11,494,772
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc.	59,941	15,212,426
Western Digital Corp.	4,222	1,142,009
		16,354,435
Trading Companies & Distributors 1.0%
Ferguson Enterprises, Inc.	6,523	1,521,555
United Rentals, Inc.	2,360	1,719,402
		3,240,957
Total Common Stocks (Cost $240,455,134)		315,265,205
Exchange-Traded Fund 0.9%
iShares Core S&P 500 ETF	4,263	2,784,634
Total Exchange-Traded Fund (Cost $2,805,758)		2,784,634
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 3.538% (b)	988,762	988,762
Total Short-Term Investment (Cost $988,762)		988,762
Total Investments (Cost $244,249,654)	100.1%	319,038,601
Other Assets, Less Liabilities	(0.1)	(169,273)
Net Assets	100.0%	$ 318,869,328

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 787	$ 6,006	$ (5,804)	$ —	$ —	$ 989	$ 6	$ —	989

Foreign Currency Forward Contracts
As of March 31, 2026, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	38,502	USD	44,502	Goldman Sachs & Co LLC	6/26/26	$ 174
EUR	45,227	USD	52,459	UBS AG, Stamford Branch	6/26/26	20
USD	276,916	EUR	237,105	Citibank N.A.	6/26/26	1,788
USD	276,811	EUR	237,105	Goldman Sachs & Co LLC	6/26/26	1,683
USD	46,073	EUR	39,679	Goldman Sachs & Co LLC	6/26/26	32
USD	276,701	EUR	237,105	Morgan Stanley & Co.	6/26/26	1,573
USD	276,820	EUR	237,105	UBS AG, Stamford Branch	6/26/26	1,692
Total Unrealized Appreciation						6,962
USD	35,248	EUR	30,432	Morgan Stanley & Co.	6/26/26	(64)
Net Unrealized Appreciation						$ 6,898

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
EUR—Euro
REIT—Real Estate Investment Trust
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Semiconductors & Semiconductor Equipment	$ 47,223,416	$ 1,309,077	$ —	$ 48,532,493
All Other Industries	266,732,712	—	—	266,732,712
Total Common Stocks	313,956,128	1,309,077	—	315,265,205
Exchange-Traded Fund	2,784,634	—	—	2,784,634
Short-Term Investment
Affiliated Investment Company	988,762	—	—	988,762
Total Investments in Securities	317,729,524	1,309,077	—	319,038,601
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	6,962	—	6,962
Total Investments in Securities	$ 317,729,524	$ 1,316,039	$ —	$ 319,045,563
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (64)	$ —	$ (64)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM VP Schroders Mid Cap Opportunities Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 96.5%
Aerospace & Defense 4.0%
BWX Technologies, Inc.	70,342	$ 14,384,236
Hexcel Corp.	138,409	11,201,440
		25,585,676
Air Freight & Logistics 1.5%
CH Robinson Worldwide, Inc.	56,968	9,460,676
Banks 2.6%
East West Bancorp, Inc.	52,314	5,585,043
SOUTHSTATE BANK Corp.	66,416	6,144,808
UMB Financial Corp.	42,505	4,794,139
		16,523,990
Building Products 4.0%
Advanced Drainage Systems, Inc.	57,981	7,950,934
Masco Corp.	117,851	7,114,665
Trane Technologies plc	25,015	10,424,751
		25,490,350
Capital Markets 3.8%
Evercore, Inc., Class A	28,864	8,616,193
Morningstar, Inc.	34,166	5,775,762
Raymond James Financial, Inc.	67,032	9,705,563
		24,097,518
Chemicals 2.3%
Dow, Inc.	165,262	6,883,162
Westlake Corp.	66,959	7,822,151
		14,705,313
Commercial Services & Supplies 5.1%
RB Global, Inc.	46,668	4,473,128
Rentokil Initial plc, Sponsored ADR (a)	370,748	11,671,147
Republic Services, Inc.	39,996	8,759,924
Veralto Corp.	90,766	8,025,529
		32,929,728
Communications Equipment 2.0%
Ciena Corp. (b)	32,609	12,659,792
Electric Utilities 1.9%
Alliant Energy Corp.	166,164	11,923,929
Electrical Equipment 3.0%
Hubbell, Inc.	21,929	10,761,438
Regal Rexnord Corp.	44,144	8,266,405
		19,027,843

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components 6.9%
Coherent Corp. (b)	47,953	$ 11,422,884
Keysight Technologies, Inc. (b)	49,220	13,898,251
Teledyne Technologies, Inc. (b)	18,242	11,036,593
Zebra Technologies Corp., Class A (b)	36,327	7,595,249
		43,952,977
Energy Equipment & Services 2.1%
TechnipFMC plc	199,530	13,793,509
Entertainment 1.5%
Take-Two Interactive Software, Inc. (b)	48,151	9,509,823
Food Products 2.4%
Hershey Co. (The)	42,171	8,766,929
McCormick & Co., Inc. (Non-Voting)	131,523	6,634,020
		15,400,949
Health Care Equipment & Supplies 2.0%
Masimo Corp. (b)	38,914	6,921,633
Teleflex, Inc.	50,676	6,061,357
		12,982,990
Health Care REITs 1.7%
Ventas, Inc.	137,292	11,227,740
Hotels, Restaurants & Leisure 6.4%
Aramark	467,579	18,955,653
Churchill Downs, Inc.	109,947	9,876,539
DraftKings, Inc., Class A (b)	220,930	4,776,507
Hyatt Hotels Corp., Class A	51,841	7,454,217
		41,062,916
Insurance 5.1%
Aon plc, Class A	28,776	9,288,317
Assurant, Inc.	58,423	12,725,114
Reinsurance Group of America, Inc.	50,846	10,380,719
		32,394,150
IT Services 3.7%
EPAM Systems, Inc. (b)	42,139	5,705,621
Twilio, Inc., Class A (b)	77,467	9,746,898
VeriSign, Inc.	33,768	8,386,620
		23,839,139
Life Sciences Tools & Services 5.0%
Bio-Techne Corp.	201,930	10,552,862
Mettler-Toledo International, Inc. (b)	9,175	11,571,510

	Shares	Value
Common Stocks
Life Sciences Tools & Services
West Pharmaceutical Services, Inc.	40,165	$ 10,066,955
		32,191,327
Machinery 2.8%
Dover Corp.	43,313	9,028,595
IDEX Corp.	47,243	8,954,911
		17,983,506
Multi-Utilities 3.0%
Ameren Corp.	92,520	10,169,798
CMS Energy Corp.	120,882	9,378,026
		19,547,824
Oil, Gas & Consumable Fuels 4.4%
Diamondback Energy, Inc.	62,413	12,344,667
EQT Corp.	108,346	6,895,139
Valero Energy Corp.	36,593	9,041,399
		28,281,205
Professional Services 4.0%
ExlService Holdings, Inc. (b)	272,680	8,303,106
Leidos Holdings, Inc.	41,747	6,492,494
Verisk Analytics, Inc.	56,267	10,676,663
		25,472,263
Retail REITs 1.5%
Brixmor Property Group, Inc.	342,360	9,859,968
Semiconductors & Semiconductor Equipment 3.2%
Entegris, Inc.	69,202	8,113,243
Marvell Technology, Inc.	126,589	12,538,640
		20,651,883
Software 2.1%
Dynatrace, Inc. (b)	147,230	5,444,565
PTC, Inc. (b)	55,140	7,856,899
		13,301,464
Specialized REITs 1.5%
Lamar Advertising Co., Class A	76,153	9,645,539
Specialty Retail 3.3%
Burlington Stores, Inc. (b)	40,446	13,160,319
Tractor Supply Co.	174,752	7,916,266
		21,076,585
Technology Hardware, Storage & Peripherals 1.9%
Everpure, Inc., Class A (b)	118,632	7,004,033

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals
Sandisk Corp. (b)	7,868	$ 4,998,855
		12,002,888
Textiles, Apparel & Luxury Goods 1.8%
Ralph Lauren Corp.	33,965	11,683,620
Total Common Stocks (Cost $543,927,070)		618,267,080
Short-Term Investment 3.4%
Affiliated Investment Company 3.4%
NYLI U.S. Government Liquidity Fund, 3.538% (c)	21,770,863	21,770,863
Total Short-Term Investment (Cost $21,770,863)		21,770,863
Total Investments (Cost $565,697,933)	99.9%	640,037,943
Other Assets, Less Liabilities	0.1	775,166
Net Assets	100.0%	$ 640,813,109

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of March 31, 2026, the aggregate market value of securities on loan was $3,801,227. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,885,077.
(b)	Non-income producing security.
(c)	Current yield as of March 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 7,967	$ 71,087	$ (57,283)	$ —	$ —	$ 21,771	$ 128	$ —	21,771

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 618,267,080	$ —	$ —	$ 618,267,080
Short-Term Investment
Affiliated Investment Company	21,770,863	—	—	21,770,863
Total Investments in Securities	$ 640,037,943	$ —	$ —	$ 640,037,943

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM VP Winslow Large Cap Growth Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 96.9%
Aerospace & Defense 3.8%
GE Aerospace	148,642	$ 42,180,140
Howmet Aerospace, Inc.	97,137	22,386,193
		64,566,333
Air Freight & Logistics 0.9%
CH Robinson Worldwide, Inc.	88,100	14,630,767
Automobiles 2.2%
Tesla, Inc. (a)	99,931	37,149,349
Broadline Retail 4.2%
Amazon.com, Inc. (a)	338,626	70,525,637
Building Products 1.3%
Trane Technologies plc	52,900	22,045,546
Capital Markets 1.0%
CME Group, Inc.	59,900	17,691,465
Chemicals 1.0%
Ecolab, Inc.	65,630	17,458,893
Communications Equipment 1.9%
Arista Networks, Inc. (a)	264,223	32,441,300
Construction & Engineering 1.7%
Quanta Services, Inc.	51,200	28,109,824
Electrical Equipment 2.7%
GE Vernova, Inc.	40,700	35,527,030
Vertiv Holdings Co., Class A	43,700	10,950,346
		46,477,376
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp., Class A	175,570	22,183,270
Entertainment 3.0%
Netflix, Inc. (a)	351,480	33,794,802
Spotify Technology SA (a)	36,735	17,813,169
		51,607,971
Financial Services 3.6%
Mastercard, Inc., Class A	58,194	29,077,214
Visa, Inc., Class A	106,150	32,082,776
		61,159,990

	Shares	Value
Common Stocks
Health Care Equipment & Supplies 3.4%
Intuitive Surgical, Inc. (a)	81,576	$ 37,605,720
Stryker Corp.	58,200	19,123,938
		56,729,658
Health Care Providers & Services 1.4%
McKesson Corp.	27,100	23,451,256
Hotels, Restaurants & Leisure 3.4%
Booking Holdings, Inc.	4,790	20,167,433
Hilton Worldwide Holdings, Inc.	121,438	36,926,867
		57,094,300
Interactive Media & Services 10.7%
Alphabet, Inc., Class C	381,630	109,474,382
Meta Platforms, Inc., Class A	124,286	71,107,749
		180,582,131
IT Services 3.0%
Shopify, Inc., Class A (a)	185,624	22,018,719
Snowflake, Inc., Class A (a)	186,600	28,143,012
		50,161,731
Machinery 1.2%
Parker-Hannifin Corp.	22,875	20,478,615
Pharmaceuticals 3.7%
Elanco Animal Health, Inc. (a)	710,800	17,009,444
Eli Lilly & Co.	49,061	45,124,836
		62,134,280
Semiconductors & Semiconductor Equipment 22.3%
Advanced Micro Devices, Inc. (a)	105,000	21,360,150
Analog Devices, Inc.	62,300	19,820,122
ASML Holding NV (Registered), ADR	16,600	21,925,778
Broadcom, Inc.	305,740	94,629,587
KLA Corp.	21,380	31,480,126
Micron Technology, Inc.	34,400	11,621,696
NVIDIA Corp.	913,824	159,370,906
Texas Instruments, Inc.	91,200	17,705,568
		377,913,933
Software 11.8%
AppLovin Corp., Class A (a)	27,000	10,746,000
Atlassian Corp., Class A (a)	77,000	5,255,250
Intuit, Inc.	44,280	19,145,786
Microsoft Corp.	313,651	116,104,191
OpenAI (a)(b)(c)	4,118	2,831,895
Oracle Corp.	62,467	9,189,520
Palantir Technologies, Inc., Class A (a)	202,250	29,585,130

	Shares	Value
Common Stocks
Software
ServiceNow, Inc. (a)	61,140	$ 6,392,187
		199,249,959
Specialty Retail 1.0%
O'Reilly Automotive, Inc. (a)	189,800	17,520,438
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	428,737	108,809,163
Total Common Stocks (Cost $1,322,058,844)		1,640,173,185
Preferred Stocks 1.7%
Software 1.7%
Anthropic PBC (a)(b)(c)
Series F-1	20,359	5,275,758
Series G-1	20,525	5,318,774

Databricks, Inc. Series L (a)(b)(c)	31,621	5,268,375
OpenAI PBC Series C (a)(b)(c)	18,219	12,528,968
Total Preferred Stocks (Cost $26,725,692)		28,391,875
Short-Term Investment 1.7%
Affiliated Investment Company 1.7%
NYLI U.S. Government Liquidity Fund, 3.538% (d)	28,374,748	28,374,748
Total Short-Term Investment (Cost $28,374,748)		28,374,748
Total Investments (Cost $1,377,159,284)	100.3%	1,696,939,808
Other Assets, Less Liabilities	(0.3)	(5,159,073)
Net Assets	100.0%	$ 1,691,780,735

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Restricted security.
(d)	Current yield as of March 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 11,302	$ 109,758	$ (92,685)	$ —	$ —	$ 28,375	$ 148	$ —	28,375

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,637,341,290	$ —	$ 2,831,895	$ 1,640,173,185
Preferred Stocks	—	—	28,391,875	28,391,875
Short-Term Investment
Affiliated Investment Company	28,374,748	—	—	28,374,748
Total Investments in Securities	$ 1,665,716,038	$ —	$ 31,223,770	$ 1,696,939,808

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM VP MFS® Research Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 3.3%
Curtiss-Wright Corp.	2,380	$ 1,621,066
General Dynamics Corp.	7,722	2,650,345
Howmet Aerospace, Inc.	9,789	2,255,973
RTX Corp.	20,508	3,955,993
		10,483,377
Automobile Components 0.5%
Aptiv plc (a)	22,000	1,527,680
Banks 3.5%
JPMorgan Chase & Co.	27,002	7,942,908
PNC Financial Services Group, Inc. (The)	16,021	3,333,810
		11,276,718
Beverages 0.8%
PepsiCo, Inc.	16,681	2,590,392
Biotechnology 1.3%
Gilead Sciences, Inc.	20,792	2,897,781
Vertex Pharmaceuticals, Inc. (a)	2,872	1,282,463
		4,180,244
Broadline Retail 4.5%
Amazon.com, Inc. (a)	68,987	14,367,923
Building Products 1.2%
Allegion plc (b)	8,377	1,217,095
Trane Technologies plc	6,272	2,613,793
		3,830,888
Capital Markets 3.9%
Charles Schwab Corp. (The)	32,104	3,017,134
CME Group, Inc.	10,544	3,114,170
KKR & Co., Inc.	12,470	1,153,475
Moody's Corp.	5,058	2,206,553
Morgan Stanley	17,886	2,943,499
		12,434,831
Chemicals 0.4%
Sherwin-Williams Co. (The)	3,707	1,188,279
Commercial Services & Supplies 0.5%
GFL Environmental, Inc.	37,257	1,554,362
Communications Equipment 0.8%
Arista Networks, Inc. (a)	21,775	2,673,535

	Shares	Value
Common Stocks
Construction Materials 0.8%
CRH plc	22,963	$ 2,413,871
Consumer Staples Distribution & Retail 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	21,399	2,106,089
U.S. Foods Holding Corp. (a)	17,079	1,574,855
		3,680,944
Electric Utilities 2.6%
Alliant Energy Corp.	23,723	1,702,362
Duke Energy Corp.	15,571	2,038,867
NextEra Energy, Inc.	18,158	1,686,515
PG&E Corp.	75,143	1,320,262
PPL Corp.	39,283	1,500,611
		8,248,617
Electrical Equipment 1.2%
Emerson Electric Co.	14,290	1,872,276
GE Vernova, Inc.	2,185	1,907,286
		3,779,562
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., Class A	23,719	2,996,896
Coherent Corp. (a)	7,164	1,706,536
		4,703,432
Energy Equipment & Services 0.2%
TechnipFMC plc	7,087	489,924
Entertainment 1.4%
Spotify Technology SA (a)	7,162	3,472,925
TKO Group Holdings, Inc.	5,346	1,078,021
		4,550,946
Financial Services 2.5%
Mastercard, Inc., Class A	16,109	8,049,023
Food Products 0.6%
Mondelez International, Inc., Class A	21,554	1,242,372
Tyson Foods, Inc., Class A	10,408	666,841
		1,909,213
Ground Transportation 1.1%
Uber Technologies, Inc. (a)	29,232	2,102,658
XPO, Inc. (a)	6,708	1,305,041
		3,407,699
Health Care Equipment & Supplies 2.6%
Becton Dickinson & Co.	13,913	2,187,541

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Boston Scientific Corp. (a)	28,118	$ 1,764,404
Medtronic plc	32,824	2,844,200
STERIS plc	6,880	1,521,374
		8,317,519
Health Care Providers & Services 1.8%
Cigna Group (The)	9,666	2,578,405
Humana, Inc.	5,603	971,504
McKesson Corp.	2,541	2,198,880
		5,748,789
Hotels, Restaurants & Leisure 2.6%
Aramark	72,075	2,921,921
Hilton Worldwide Holdings, Inc.	8,068	2,453,317
Starbucks Corp.	20,205	1,810,166
Viking Holdings Ltd. (a)	14,255	1,047,457
		8,232,861
Household Durables 0.4%
PulteGroup, Inc.	12,091	1,422,023
Household Products 0.5%
Colgate-Palmolive Co.	19,434	1,656,360
Industrial Conglomerates 0.6%
Honeywell International, Inc.	8,594	1,942,502
Insurance 2.9%
Aon plc, Class A	9,259	2,988,620
Chubb Ltd.	9,753	3,178,795
Progressive Corp. (The)	11,022	2,185,001
Willis Towers Watson plc	3,777	1,097,974
		9,450,390
Interactive Media & Services 7.4%
Alphabet, Inc., Class A	51,073	14,686,552
Meta Platforms, Inc., Class A	15,779	9,027,639
		23,714,191
IT Services 2.0%
Accenture plc, Class A	13,243	2,625,955
Cognizant Technology Solutions Corp., Class A	20,731	1,271,847
Okta, Inc. (a)	14,483	1,139,957
Shopify, Inc., Class A (a)	11,641	1,380,855
		6,418,614
Life Sciences Tools & Services 1.7%
Thermo Fisher Scientific, Inc.	6,555	3,221,979

	Shares	Value
Common Stocks
Life Sciences Tools & Services
Waters Corp. (a)	7,653	$ 2,279,064
		5,501,043
Machinery 2.4%
Caterpillar, Inc.	4,652	3,295,756
Ingersoll Rand, Inc.	16,081	1,288,410
Nordson Corp.	5,510	1,465,990
Pentair plc	19,938	1,736,799
		7,786,955
Media 0.6%
Omnicom Group, Inc.	27,451	2,067,335
Oil, Gas & Consumable Fuels 3.7%
Cheniere Energy, Inc.	2,251	638,744
ConocoPhillips	24,518	3,236,376
EQT Corp.	10,749	684,066
Exxon Mobil Corp.	36,513	6,194,796
Valero Energy Corp.	4,238	1,047,125
		11,801,107
Personal Care Products 0.5%
Estee Lauder Cos., Inc. (The), Class A	3,178	228,085
Kenvue, Inc.	74,492	1,284,242
		1,512,327
Pharmaceuticals 2.4%
Johnson & Johnson	18,902	4,620,405
Pfizer, Inc.	111,491	3,130,667
		7,751,072
Professional Services 0.6%
TransUnion	27,675	1,914,833
Semiconductors & Semiconductor Equipment 12.8%
Broadcom, Inc.	31,721	9,817,967
Lam Research Corp.	22,279	4,760,131
NVIDIA Corp.	152,276	26,556,934
		41,135,032
Software 7.8%
Autodesk, Inc. (a)	8,147	1,950,392
Cadence Design Systems, Inc. (a)	7,017	1,949,814
Microsoft Corp.	50,594	18,728,381
Salesforce, Inc.	12,166	2,271,027
		24,899,614
Specialized REITs 0.2%
American Tower Corp.	4,621	797,492

	Shares	Value
Common Stocks
Specialty Retail 1.4%
Floor & Decor Holdings, Inc., Class A (a)	20,271	$ 1,029,767
TJX Cos., Inc. (The)	14,978	2,391,987
Tractor Supply Co.	24,805	1,123,666
		4,545,420
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	86,551	21,965,778
Seagate Technology Holdings plc	4,821	1,888,675
		23,854,453
Tobacco 0.9%
Philip Morris International, Inc.	16,511	2,729,929
Trading Companies & Distributors 1.3%
Ferguson Enterprises, Inc.	8,402	1,959,851
WW Grainger, Inc.	1,972	2,151,077
		4,110,928
Wireless Telecommunication Services 0.7%
T-Mobile US, Inc.	11,050	2,320,832
Total Common Stocks (Cost $301,776,634)		316,973,081
Short-Term Investments 1.5%
Affiliated Investment Company 1.1%
NYLI U.S. Government Liquidity Fund, 3.538% (c)	3,625,536	3,625,536
Unaffiliated Investment Company 0.4%
Invesco Government & Agency Portfolio, 3.66% (c)(d)	1,098,664	1,098,664
Total Short-Term Investments (Cost $4,724,200)		4,724,200
Total Investments (Cost $306,500,834)	100.4%	321,697,281
Other Assets, Less Liabilities	(0.4)	(1,172,024)
Net Assets	100.0%	$ 320,525,257

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2026, the aggregate market value of securities on loan was $1,077,105. The Portfolio received cash collateral with a value of $1,098,664.

(c)	Current yield as of March 31, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,391	$ 10,919	$ (9,684)	$ —	$ —	$ 3,626	$ 19	$ —	3,626

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 316,973,081	$ —	$ —	$ 316,973,081
Short-Term Investments
Affiliated Investment Company	3,625,536	—	—	3,625,536
Unaffiliated Investment Company	1,098,664	—	—	1,098,664
Total Short-Term Investments	4,724,200	—	—	4,724,200
Total Investments in Securities	$ 321,697,281	$ —	$ —	$ 321,697,281

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM VP MFS® Investors Trust Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.6%
Aerospace & Defense 3.0%
Howmet Aerospace, Inc.	23,099	$ 5,323,396
RTX Corp.	39,508	7,621,093
		12,944,489
Banks 3.1%
Bank of America Corp.	37,012	1,804,335
JPMorgan Chase & Co.	39,830	11,716,393
		13,520,728
Beverages 0.5%
Diageo plc	124,883	2,320,364
Biotechnology 1.0%
Gilead Sciences, Inc.	14,573	2,031,039
Vertex Pharmaceuticals, Inc. (a)	5,235	2,337,637
		4,368,676
Broadline Retail 4.6%
Amazon.com, Inc. (a)	95,564	19,903,114
Building Products 1.1%
Allegion plc (b)	32,391	4,706,088
Capital Markets 4.6%
CME Group, Inc.	21,999	6,497,405
Goldman Sachs Group, Inc. (The)	9,293	7,861,785
Moody's Corp.	5,500	2,399,375
Nasdaq, Inc.	39,234	3,330,574
		20,089,139
Chemicals 1.7%
Linde plc	14,379	7,128,533
Commercial Services & Supplies 1.6%
Veralto Corp.	26,438	2,337,648
Waste Management, Inc.	18,969	4,358,886
		6,696,534
Communications Equipment 1.1%
Arista Networks, Inc. (a)	37,608	4,617,510
Consumer Staples Distribution & Retail 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	33,850	3,331,517
Costco Wholesale Corp.	6,024	6,002,494
		9,334,011

	Shares	Value
Common Stocks
Electric Utilities 3.6%
Alliant Energy Corp.	76,101	$ 5,461,008
Southern Co. (The)	38,566	3,722,390
Xcel Energy, Inc.	78,806	6,260,349
		15,443,747
Electrical Equipment 4.4%
AMETEK, Inc.	17,083	3,661,912
Eaton Corp. plc	15,360	5,493,811
Emerson Electric Co.	47,212	6,185,716
Hubbell, Inc.	7,947	3,899,911
		19,241,350
Electronic Equipment, Instruments & Components 2.2%
Amphenol Corp., Class A	41,129	5,196,649
TE Connectivity plc	21,605	4,515,877
		9,712,526
Financial Services 3.5%
Mastercard, Inc., Class A	14,786	7,387,973
Visa, Inc., Class A	25,758	7,785,098
		15,173,071
Health Care Equipment & Supplies 4.6%
Abbott Laboratories	35,350	3,629,384
Becton Dickinson & Co.	18,458	2,902,151
Boston Scientific Corp. (a)	31,760	1,992,940
Medtronic plc	70,504	6,109,172
STERIS plc	23,081	5,103,902
		19,737,549
Health Care Providers & Services 1.1%
Cigna Group (The)	18,010	4,804,168
Hotels, Restaurants & Leisure 1.0%
Aramark	109,711	4,447,684
Household Products 2.3%
Colgate-Palmolive Co.	41,102	3,503,124
Procter & Gamble Co. (The)	45,735	6,605,963
		10,109,087
Insurance 3.7%
Aon plc, Class A	16,170	5,219,353
Chubb Ltd.	22,246	7,250,639
Willis Towers Watson plc	12,189	3,543,342
		16,013,334
Interactive Media & Services 8.5%
Alphabet, Inc., Class A	84,290	24,238,433

	Shares	Value
Common Stocks
Interactive Media & Services
Meta Platforms, Inc., Class A	22,079	$ 12,632,058
		36,870,491
IT Services 0.6%
EPAM Systems, Inc. (a)	19,142	2,591,827
Life Sciences Tools & Services 1.9%
Thermo Fisher Scientific, Inc.	12,036	5,916,055
Waters Corp. (a)	7,084	2,109,615
		8,025,670
Machinery 0.7%
Otis Worldwide Corp.	41,919	3,231,117
Oil, Gas & Consumable Fuels 3.8%
ConocoPhillips	64,062	8,456,184
Exxon Mobil Corp.	45,861	7,780,777
		16,236,961
Personal Care Products 0.4%
Kenvue, Inc.	108,475	1,870,109
Pharmaceuticals 1.0%
Pfizer, Inc.	80,176	2,251,342
Zoetis, Inc.	19,206	2,270,341
		4,521,683
Professional Services 0.7%
TransUnion	22,476	1,555,115
Verisk Analytics, Inc.	8,435	1,600,541
		3,155,656
Semiconductors & Semiconductor Equipment 13.2%
Analog Devices, Inc.	20,061	6,382,206
Broadcom, Inc.	9,522	2,947,154
KLA Corp.	4,026	5,927,923
Lam Research Corp.	38,632	8,254,113
NVIDIA Corp.	166,175	28,980,920
Texas Instruments, Inc.	22,655	4,398,242
		56,890,558
Software 8.6%
Cadence Design Systems, Inc. (a)	7,697	2,138,765
Check Point Software Technologies Ltd. (a)	30,116	4,302,071
Microsoft Corp.	72,584	26,868,419
Salesforce, Inc.	19,829	3,701,480
		37,010,735

	Shares	Value
Common Stocks
Specialty Retail 1.1%
TJX Cos., Inc. (The)	28,620	$ 4,570,614
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.	109,435	27,773,508
Seagate Technology Holdings plc	13,072	5,121,087
		32,894,595
Textiles, Apparel & Luxury Goods 0.6%
LVMH Moet Hennessy Louis Vuitton SE	4,985	2,770,987
Total Common Stocks (Cost $405,050,160)		430,952,705
Short-Term Investments 1.0%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 3.538% (c)	1,780,933	1,780,933
Unaffiliated Investment Company 0.6%
Invesco Government & Agency Portfolio, 3.66% (c)(d)	2,604,844	2,604,844
Total Short-Term Investments (Cost $4,385,777)		4,385,777
Total Investments (Cost $409,435,937)	100.6%	435,338,482
Other Assets, Less Liabilities	(0.6)	(2,638,845)
Net Assets	100.0%	$ 432,699,637

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2026, the aggregate market value of securities on loan was $2,553,730. The Portfolio received cash collateral with a value of $2,604,844.
(c)	Current yield as of March 31, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,501	$ 12,789	$ (13,509)	$ —	$ —	$ 1,781	$ 24	$ —	1,781

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Beverages	$ —	$ 2,320,364	$ —	$ 2,320,364
Textiles, Apparel & Luxury Goods	—	2,770,987	—	2,770,987
All Other Industries	425,861,354	—	—	425,861,354
Total Common Stocks	425,861,354	5,091,351	—	430,952,705
Short-Term Investments
Affiliated Investment Company	1,780,933	—	—	1,780,933
Unaffiliated Investment Company	2,604,844	—	—	2,604,844
Total Short-Term Investments	4,385,777	—	—	4,385,777
Total Investments in Securities	$ 430,247,131	$ 5,091,351	$ —	$ 435,338,482

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM VP Newton Technology Growth Portfolio
Portfolio of Investments March 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 97.6%
Aerospace & Defense 1.9%
Axon Enterprise, Inc. (a)	54,403	$ 23,104,410
Broadline Retail 7.9%
Alibaba Group Holding Ltd., Sponsored ADR	351,561	44,106,843
Amazon.com, Inc. (a)	262,436	54,657,546
		98,764,389
Electronic Equipment, Instruments & Components 2.6%
Amphenol Corp., Class A	255,933	32,337,134
Entertainment 5.1%
Netflix, Inc. (a)	553,808	53,248,639
Spotify Technology SA (a)	22,306	10,816,403
		64,065,042
Financial Services 2.0%
Mastercard, Inc., Class A	48,530	24,248,500
Interactive Media & Services 9.3%
Alphabet, Inc., Class C	170,243	48,835,907
Meta Platforms, Inc., Class A	81,658	46,718,991
Tencent Holdings Ltd., ADR	324,582	20,520,074
		116,074,972
IT Services 3.9%
MongoDB, Inc. (a)	48,345	11,833,406
Shopify, Inc., Class A (a)	303,963	36,056,091
		47,889,497
Semiconductors & Semiconductor Equipment 43.0%
Applied Materials, Inc.	173,088	59,159,747
ASML Holding NV (Registered), ADR	18,725	24,732,542
Intel Corp. (a)	1,218,706	53,781,496
Lam Research Corp.	315,321	67,371,485
Micron Technology, Inc.	165,289	55,841,236
NVIDIA Corp.	488,130	85,129,872
QUALCOMM, Inc.	185,928	23,943,808
Synaptics, Inc. (a)	253,546	17,758,362
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	295,902	100,000,081
Texas Instruments, Inc.	245,132	47,589,926
		535,308,555
Software 19.1%
Datadog, Inc., Class A (a)	68,501	8,086,543
HubSpot, Inc. (a)	51,369	12,539,173
Intuit, Inc.	94,902	41,033,727
JFrog Ltd. (a)	287,188	13,477,733
Klaviyo, Inc., Class A (a)	798,232	15,533,595

	Shares	Value
Common Stocks
Software
Microsoft Corp.	134,317	$ 49,720,124
Oracle Corp.	271,609	39,956,400
ServiceNow, Inc. (a)	388,332	40,600,110
Synopsys, Inc. (a)	43,114	17,093,838
		238,041,243
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	139,505	35,404,974
Total Common Stocks (Cost $1,149,244,707)		1,215,238,716
Preferred Stocks 1.7%
Broadline Retail 0.0% ‡
Roofstock, Inc. Series E (a)(b)(c)	73,422	254,040
Software 1.7%
Databricks, Inc. (a)(b)(c)
Series H	62,553	10,421,956
Series I	5,384	897,028
Series J	55,462	9,240,524
		20,559,508
Total Preferred Stocks (Cost $12,534,986)		20,813,548
Short-Term Investment 1.0%
Affiliated Investment Company 1.0%
NYLI U.S. Government Liquidity Fund, 3.538% (d)	13,060,668	13,060,668
Total Short-Term Investment (Cost $13,060,668)		13,060,668
Total Investments (Cost $1,174,840,361)	100.3%	1,249,112,932
Other Assets, Less Liabilities	(0.3)	(4,025,141)
Net Assets	100.0%	$ 1,245,087,791

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Restricted security.
(d)	Current yield as of March 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 18,475	$ 74,895	$ (80,309)	$ —	$ —	$ 13,061	$ 227	$ —	13,061

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,215,238,716	$ —	$ —	$ 1,215,238,716
Preferred Stocks	—	—	20,813,548	20,813,548
Short-Term Investment
Affiliated Investment Company	13,060,668	—	—	13,060,668
Total Investments in Securities	$ 1,228,299,384	$ —	$ 20,813,548	$ 1,249,112,932

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM VP Funds Trust
Notes to Portfolios of Investments March 31, 2026 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the NYLIM VP Funds Trust (the "Board") has designated New York Life Investment Management LLC as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Portfolio’s assets and liabilities as of March 31, 2026, is included at the end of the Portfolio of Investments.

The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended March 31, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Portfolio's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs within. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. These securities are generally categorized as Level 1 (exchanged-traded) or Level 2 (OTC) in the hierarchy.
Swaps (including swaptions) are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.